As filed with the Securities and Exchange Commission on April 12, 2012

Registration No. 333-30706

811-08904

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

Form N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 Post-Effective Amendment No. 25	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 104	☒

NYLIAC VARIABLE ANNUITY

SEPARATE ACCOUNT-III

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue,

New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: (212) 576-7000

Jennifer Sendor, Esq.

New York Life Insurance and Annuity Corporation

51 Madison Avenue

New York, New York 10010

(Name and Address of Agent for Service)

Copy to:

Richard Choi, Esq. Jordan Burt LLP 1025 Thomas Jefferson Street, NW Suite 400 East Washington, DC 20007-5208	Thomas F. English, Esq. Senior Vice President and Chief Insurance Counsel New York Life Insurance Company 51 Madison Avenue New York, New York 10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2012 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on pursuant to paragraph (a) (1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effectiveness date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in a separate account under variable annuity contracts

PROSPECTUS DATED May 1, 2012

for

New York Life Premium Plus Variable Annuity

New York Life Premium Plus II Variable Annuity

From

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A Delaware Corporation)

51 Madison Avenue, Room 251, New York, New York 10010

Investing in

NYLIAC Variable Annuity Separate Account-III

This Prospectus describes the individual flexible premium New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity policies issued by New York Life Insurance and Annuity Corporation (NYLIAC). We have discontinued sales of these policies. However, we still accept premium payments for certain in-force policies. We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

NYLIAC will apply a Credit to your premium payments. (See “CREDIT.”) Fees and charges for a policy with a Credit may be higher than those for other policies and, over time, the amount of the Credit may be more than offset by those higher charges.

NYLIAC previously offered an individual single premium version of the policies in some States. Appendix 1 of this Prospectus modifies the May 1, 2012 Prospectus for the policies to describe the single premium version of the policies. The principal differences between the single premium version and the flexible premium version of the policies are as follows. Under the single premium policies:

1) You can only make one premium payment;

2) There is a different surrender charge schedule; and

3) The minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies.

Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account, one of Our Dollar Cost Averaging programs, and the Investment Divisions listed below.

•    MainStay VP Balanced — Service Class

•    MainStay VP Bond

•    MainStay VP Cash Management

•    MainStay VP Common Stock

•    MainStay VP Conservative Allocation — Service Class

•    MainStay VP Convertible

•    MainStay VP DFA/DuPont Capital Emerging Markets Equity

•    MainStay VP Eagle Small Cap Growth

•    MainStay VP Flexible Bond Opportunities — Service Class

•    MainStay VP Floating Rate — Service Class

•    MainStay VP Government

•    MainStay VP Growth Allocation — Service Class

•    MainStay VP Growth Equity

•    MainStay VP High Yield Corporate Bond

•    MainStay VP ICAP Select Equity

•    MainStay VP Income Builder

•    MainStay VP International Equity

•    MainStay VP Janus Balanced

•    MainStay VP Large Cap Growth

•    MainStay VP MFS® Utilities — Service Class

•    MainStay VP Mid Cap Core

•    MainStay VP Moderate Allocation — Service Class

•    MainStay VP Moderate Growth Allocation —  Service
Class

•    MainStay VP PIMCO Real Return — Service Class

•    MainStay VP S&P 500 Index

•    MainStay VP T. Rowe Price Equity Income

•    MainStay VP U.S. Small Cap

•    MainStay VP Van Eck Global Hard Assets — Initial Class 2

•    BlackRock® Global Allocation V.I. Fund — Class III Shares

•    Columbia Variable Portfolio — Small Cap  Value Fund —
Class 2

•    Dreyfus IP Technology Growth

•    Fidelity® VIP Contrafund®

•    Fidelity® VIP Equity-Income

•    Fidelity® VIP Mid Cap — Service Class 2

•    Janus Aspen Worldwide Portfolio

•    MFS® Investors Trust Series

•    MFS® Research Series

•    Neuberger Berman AMT Mid-Cap Growth Portfolio  —
Class S

•    Royce Micro-Cap Portfolio — Investment Class

•    Victory VIF Diversified Stock — Class A Shares

Some Investment Divisions offered in New York Life Premium Plus Variable Annuity policies prior to June 2, 2003 differ from Investment Divisions offered on or after June 2, 2003. Please refer to the Examples section of this Prospectus for the Investment Division with the highest portfolio company fees and expenses available to you. We do not guarantee the investment performance of these variable Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.

You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless it is accompanied by the current prospectuses for the MainStay VP Funds Trust, the BlackRock® Variable Series Funds, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS® Variable Insurance TrustSM, the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, and the Victory Variable Insurance Funds (the “Funds,” and each individually, a “Fund”). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 598-2019, or your registered representative if you do not have the accompanying book of underlying fund prospectuses.

To learn more about the policy, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2012. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address noted above. The SEC maintains a website (http://www.sec.gov) that contains the SAI and other information that is filed electronically with the SEC.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

The policies involve risks, including potential loss of principal invested. The policies are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the FDIC, the Federal Reserve Board, or any other agency.

[This page intentionally left blank]

This Prospectus is not considered an offering in any state where the sale of this policy cannot lawfully be made. We do not authorize any information or representations regarding the offering other than as described in this Prospectus or in any accompanying supplement to this Prospectus or in any authorized supplemental sales material.

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DEFINITIONS

Accumulation Unit—An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

Accumulation Value—The sum of the Variable Accumulation Value, the Fixed Accumulation Value, and the DCA Accumulation Value of a policy.

Allocation Alternatives—The Investment Divisions of the Separate Account and the Fixed Account.

Annuitant—The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

Annuity Commencement Date—The date on which We are to make the first Income Payment under the policy.

Beneficiary—The person or entity having the right to receive the death benefit proceeds set forth in the policy and who is the “designated beneficiary” for purposes of Section 72 of the Code (as defined below) in the event of the Annuitant’s or the policyowner’s death.

Business Day—Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.

Code—The Internal Revenue Code of 1986, as amended.

Credit—An amount We will apply to your Accumulation Value at the time of your premium payments. The Credit is calculated as a percentage of (each) premium payment(s) and will never be less than 2 percent (the “Credit Rate”). The Credit Rate applicable to a premium payment varies, depending on the total amount of premium payments received under the policy. The Credit Rate schedule as of the date of this prospectus is described in the section entitled “Credit.” With notice to you, in Our sole discretion, We may change both the Credit Rates and the total premium payment brackets applicable to future premium payments under the policy (for single premium policies, this definition is modified as indicated in Appendix 1 of this Prospectus).

Dollar Cost Averaging (DCA) Advantage Plan Account—The 6-month DCA account used specifically for the DCA Advantage Plan.

Dollar Cost Averaging (DCA) Advantage Plan—A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Account.

Dollar Cost Averaging (DCA) Accumulation Value—The sum of premium payments and any Credits allocated to the DCA Advantage Plan Account, plus interest credited on those premium payments and any Credits, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC’s general account. These assets are subject to the claims of Our general creditors.

Eligible Portfolios (Portfolios)—The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

Fixed Account—An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC’s general account, which are subject to the claims of Our general creditors.

Fixed Accumulation Value—The sum of premium payments and any Credits and transfers allocated to the Fixed Account, plus interest credited on those premium payments and any Credits and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges deducted from the Fixed Account.

Income Payments—Periodic payments NYLIAC makes after the Annuity Commencement Date.

Investment Division—The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

Non-Qualified Policies—Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

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NYLIAC, We, Our or Us—New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center (“VPSC”) at one of the addresses listed in Question 16 of the section of the Prospectus entitled, “Questions and Answers About New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity.”

Payment Year(s)—With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy (for single premium policies, this definition is modified as indicated in Appendix 1 of this Prospectus).

Policy Anniversary—An anniversary of the Policy Date shown on the Policy Data Page.

Policy Data Page—Page 2 of the policy which contains the policy specifications.

Policy Date—The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

Policy Year—A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

Qualified Policies—Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

Separate Account—NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account’s Investment Divisions, in turn, purchase shares of Eligible Portfolios.

Variable Accumulation Value—The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

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TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

Policyowner Transaction Expenses

	New York Life Premium Plus Variable Annuity	New York Life Premium Plus II Variable Annuity
Current and guaranteed maximum Surrender Charge as a percentage of the amount withdrawn[1]	8.00%	8.00%
Current and guaranteed maximum Transfer Fee for each transfer over 12 in a Policy Year (currently no charge for the first 12 transfers in a Policy Year).	$30	$30

1	In Payment Years 4 and beyond, the percentage applied to calculate the maximum Surrender Charge is reduced as follows: 7% during Payment Year 4; 6% during Payment Year 5; 5% during Payment Year 6; 4% during Payment Year 7; 3% during Payment Year 8; and 0% thereafter. In some states, the percentages applied to calculate the maximum Surrender Charge are modified as indicated in Appendix 1 of this Prospectus.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

Periodic Charges Other Than Fund Company Charges

	New York Life Premium Plus Variable Annuity	New York Life Premium Plus II Variable Annuity
Annual Policy Service Charge (for policies with less than $100,000 Accumulation Value)	$30	$30
Current and guaranteed maximum Separate Account Annual Expenses Charge (calculated as an annualized percentage of the daily average Variable Accumulation Value, including mortality and expense risk and administrative fees).	1.60%	1.75%

Optional Rider Charges

	New York Life Premium Plus Variable Annuity	New York Life Premium Plus II Variable Annuity
Guaranteed maximum Investment Protection Plan Rider Charge (calculated as an annualized percentage of the amount that is guaranteed under the Investment Protection Plan Rider, deducted on a quarterly basis).	1.00%	1.00%
Current Investment Protection Plan Rider Charge	0.65%	0.65%
Guaranteed maximum Rider Risk Charge Adjustment (one-time charge for cancellation of the Investment Protection Plan Rider; calculated as an annualized percentage of the amount that is guaranteed under the Investment Protection Plan Rider; please contact your registered representative to determine the percentage We are currently charging before you select this feature).	2.00%	2.00%
Guaranteed maximum Enhanced Beneficiary Benefit Rider Charge (calculated as an annualized percentage of the policy’s Accumulation Value, deducted on a quarterly basis).	1.00%	1.00%
Current Enhanced Beneficiary Benefit Rider Charge	0.30%	0.30%

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the

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future. More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses(#)

	Minimum	Maximum
For policies purchased on or after June 2, 2003: Expenses that are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other expenses as of 12/31/11.	0.47%	1.62%
For policies purchased prior to June 2, 2003: Expenses that are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other expenses as of 12/31/11.	0.34%	1.37%

(#)	Shown as a percentage of average net assets for the fiscal year ended 12/31/2011. The Fund or its agents provided the fees and charges that are based on 2011 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.

Annual Portfolio Company Operating Expenses(#)

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Underlying Portfolio Fees and Expenses	Total Fund Annual Expense
MainStay VP Conservative Allocation — Service Class	0.00%	0.25%	0.04%	0.80%	1.09%
MainStay VP Growth Allocation — Service Class	0.00%	0.25%	0.05%	1.06%	1.36%
MainStay VP Moderate Allocation — Service Class	0.00%	0.25%	0.04%	0.91%	1.20%
MainStay VP Moderate Growth Allocation — Service Class	0.00%	0.25%	0.04%	0.99%	1.28%

Please refer to the applicable fund prospectus for additional information.

#	Shown as a percentage of average net assets for the fiscal year ended December 31, 2011, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2011 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.
§	Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

Fund	Management Fees(¶)	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)
MainStay VP Balanced — Service Class	0.75%	0.25%	0.09%(a)	1.09%
MainStay VP Bond — Service Class	0.49%	0.25%	0.05%	0.79%
MainStay VP Bond — Initial Class	0.49%	0.00%	0.05%	0.54%
MainStay VP Cash Management	0.43%	0.00%	0.04%	0.47%
MainStay VP Common Stock — Service Class	0.55%	0.25%	0.05%	0.85%
MainStay VP Common Stock — Initial Class	0.55%	0.00%	0.05%	0.60%
MainStay VP Convertible — Service Class	0.60%	0.25%	0.05%	0.90%
MainStay VP Convertible — Initial Class	0.60%	0.00%	0.05%	0.65%
MainStay VP DFA/DuPont Capital Emerging Markets Equity — Service Class	1.20%(b)	0.25%	0.17%	1.62%(c)
MainStay VP DFA/DuPont Capital Emerging Markets Equity — Initial Class	1.20%(b)	0.00%	0.17%	1.37%(c)
MainStay VP Eagle Small Cap Growth — Service Class	0.81%(d)	0.25%	0.08%	1.14%(c)
MainStay VP Eagle Small Cap Growth — Initial Class*	0.81%(d)	0.00%	0.08%	0.89%(c)
MainStay VP Flexible Bond Opportunities — Service Class	0.60%	0.25%	0.18%	1.03%
MainStay VP Floating Rate — Service Class	0.60%	0.25%	0.05%	0.90%
MainStay VP Government — Service Class	0.50%	0.25%	0.05%	0.80%
MainStay VP Government — Initial Class	0.50%	0.00%	0.05%	0.55%
MainStay VP Growth Equity — Service Class	0.61%	0.25%	0.05%	0.91%
MainStay VP Growth Equity — Initial Class	0.61%	0.00%	0.05%	0.66%

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Fund	Management Fees(¶)	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)
MainStay VP High Yield Corporate Bond — Service Class	0.56%	0.25%	0.04%	0.85%
MainStay VP High Yield Corporate Bond — Initial Class	0.56%	0.00%	0.04%	0.60%
MainStay VP ICAP Select Equity — Service Class	0.76%	0.25%	0.04%	1.05%
MainStay VP ICAP Select Equity — Initial Class	0.76%	0.00%	0.04%	0.80%
MainStay VP Income Builder — Service Class	0.57%	0.25%	0.08%	0.90%
MainStay VP Income Builder — Initial Class	0.57%	0.00%	0.08%	0.65%
MainStay VP International Equity — Service Class	0.89%	0.25%	0.06%	1.20%
MainStay VP International Equity — Initial Class	0.89%	0.00%	0.06%	0.95%
MainStay VP Janus Balanced — Service Class	0.55%(e)	0.25%	0.05%	0.85%(c)
MainStay VP Janus Balanced — Initial Class*	0.55%(e)	0.00%	0.05%	0.60%(c)
MainStay VP Large Cap Growth — Service Class	0.75%	0.25%	0.05%	1.05%
MainStay VP Large Cap Growth — Initial Class	0.75%	0.00%	0.05%	0.80%
MainStay VP MFS® Utilities — Service Class	0.73%(f)	0.25%	0.05%	1.03%(c)
MainStay VP Mid Cap Core — Service Class	0.85%	0.25%	0.05%	1.15%
MainStay VP Mid Cap Core — Initial Class	0.85%	0.00%	0.05%	0.90%
MainStay VP PIMCO Real Return — Service Class	0.50%	0.25%	0.13%	0.88%(c)
MainStay VP S&P 500 Index — Service Class	0.30%	0.25%	0.04%	0.59%
MainStay VP S&P 500 Index — Initial Class	0.30%	0.00%	0.04%	0.34%
MainStay VP T. Rowe Price Equity Income — Service Class	0.80%(g)	0.25%	0.05%	1.10%(c)
MainStay VP T. Rowe Price Equity Income — Initial Class	0.80%(g)	0.00%	0.05%	0.85%(c)
MainStay VP U.S. Small Cap — Service Class	0.79%	0.25%	0.06%	1.10%
MainStay VP U.S. Small Cap — Initial Class	0.79%	0.00%	0.06%	0.85%
MainStay VP Van Eck Global Hard Assets — Initial Class	0.89%(h)	0.00%	0.07%	0.96%(c)
BlackRock® Global Allocation V.I. Fund — Class III Shares	0.64%	0.25%	0.28%(i)	1.17%
Columbia Variable Portfolio — Small Cap Value Fund — Class 2	0.87%(j)	0.25%	0.14%(k)	1.26%(l)
Dreyfus IP Technology Growth — Service Shares	0.75%	0.25%	0.08%	1.08%
Dreyfus IP Technology Growth — Initial Shares	0.75%	0.00%	0.08%	0.83%
Fidelity® VIP Contrafund® — Service Class 2	0.56%	0.25%	0.09%	0.90%
Fidelity® VIP Contrafund® — Initial Class	0.56%	0.00%	0.09%	0.65%
Fidelity® VIP Equity-Income — Service Class 2	0.46%	0.25%	0.10%	0.81%
Fidelity® VIP Equity-Income — Initial Class	0.46%	0.00%	0.10%	0.56%
Fidelity® VIP Mid Cap — Service Class 2	0.56%	0.25%	0.10%	0.91%
Janus Aspen Worldwide Portfolio — Service Shares	0.66%	0.25%	0.05%	0.96%
Janus Aspen Worldwide Portfolio — Institutional Shares	0.66%	0.00%	0.05%	0.71%
MFS® Investors Trust Series — Service Class	0.75%	0.25%	0.07%	1.07%
MFS® Investors Trust Series — Initial Class	0.75%	0.00%	0.07%	0.82%
MFS® Research Series — Service Class	0.75%	0.25%	0.13%	1.13%
MFS® Research Series — Initial Class	0.75%	0.005	0.13%	0.88%
Neuberger Berman AMT Mid-Cap Growth — Class S	0.85%	0.25%	0.16%	1.26%(m)
Royce Micro-Cap Portfolio — Investment Class	1.25%	0.00%	0.07%	1.32%
Victory VIF Diversified Stock — Class A Shares	0.30%	0.25%	0.71%	1.26%

Please refer to the applicable fund prospectus for additional information.

¶	Management Fees may include Adviser and/or Administration Fees.
§	Because the distribution (12b-1) fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

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#	Shown as a percentage of average net assets for the fiscal year ended December 31, 2011, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2011 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.
*

New allocations to the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions will not be accepted from policyowners who were not invested in the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Division on February 17, 2012. For existing policyowners, if you remove all of your Accumulation Value from the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions on or after February 17, 2012, you will not be able to reinvest in these Investment Divisions.

(a)	Includes Acquired (Underlying) Portfolio/Fund Fees and Expenses of 0.01%.
(b)	The management fee is 1.20% on all assets. New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive a portion of its management fee so that the management fee does not exceed: 1.20% on assets up to $1 billion; and 1.19% on assets over $1 billion. This agreement will remain in effect until May 1, 2013, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
(c)

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Fund Annual Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed 1.65%, 1.22%, 0.83%, 1.06%, 0.76% and 1.10% of the average daily net assets of the Service Class shares of MainStay VP DFA/DuPont Capital Emerging Markets Equity, MainStay VP Eagle Small Cap Growth, MainStay VP Janus Balanced, MainStay VP MFS® Utilities, MainStay VP PIMCO Real Return and MainStay VP T. Rowe Price Equity Income portfolios, and 1.60%, 0.95%, 0.58%, 0.85% and 0.97% of the average daily net assets of the Initial Class shares of MainStay VP DFA/DuPont Capital Emerging Markets Equity, MainStay VP Eagle Small Cap Growth, MainStay VP Janus Balanced, MainStay VP T. Rowe Price Equity Income and MainStay VP Van Eck Global Hard Assets portfolios, respectively. This agreement will remain in effect until May 1, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

(d)	The management fee is 0.81% on all assets. New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed: 0.81% on assets up to $1 billion; and 0.785% on assets over $1 billion. This agreement will remain in effect until May 1, 2013, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
(e)	The management fee is 0.55% on all assets. New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed: 0.55% on assets up to $1 billion; and 0.525% on assets over $1 billion. This agreement will remain in effect until May 1, 2013, and shall renew automatically for one year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
(f)	The management fee is 0.73% on all assets. New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed: 0.73% on assets up to $1 billion; and 0.70% on assets over $1 billion. This agreement will remain in effect until May 1, 2013, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
(g)	The management fee is as follows: 0.80% on assets up to $500 million; and 0.775% on assets in excess of $500 million. New York Life Investments has contractually agreed to waive its management fee to 0.75% on assets up to $500 million; and 0.725% on assets in excess of $500 million. This agreement will remain in effect until May 1, 2013, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
(h)	The management fee is 0.89% on all assets. New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed: 0.89% on assets up to $1 billion; and 0.88% on assets over $1 billion. This agreement will remain in effect until May 1, 2013, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
(i)	Includes Acquired Fund Fees & Expenses of 0.02%
(j)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administration fee rates.
(k)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid. Other expenses include 0.02% Acquired Fund Fees.
(l)	Columbia Management Investment Advisors, LLC (the Adviser) has contractually agreed to bear through April 30, 2013 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 1.03% of the Fund's average daily net assets attributable to Class 2 shares.
(m)	Neuberger Berman Management LLC (“NBM”) has undertaken through December 31, 2014 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.25% of the average daily net asset value of the Mid-Cap Growth Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

8

Examples

The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the Investment Division with the highest charges and expenses of the policy including, policyowner transaction expenses, the annual policy service charge (for policies with less than $100,000 Accumulation Value), separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy’s Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see “CHARGES AND DEDUCTIONS” and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or on the Annuity Commencement Date.

You would pay the following expenses on a $10,000 allocation in the Investment Division listed, assuming a 5% annual return on assets:

For New York Life Premium Plus II Variable Annuity policies:

	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
Investment Division	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
MainStay VP DFA / DuPoint Capital Emerging Markets Equity—Service Class
without any Riders	$1,146.90	$1,167.40	$1,988.03	$4,120.51	$1,146.90	$1,967.71	$2,609.57	$4,150.51	$364.47	$1,167.40	$1,988.03	$4,120.51
with IPP Rider	$1,209.03	$1,361.11	$2,298.74	$4,679.14	$1,209.03	$2,146.75	$2,901.67	$4,709.14	$431.42	$1,361.11	$2,298.74	$4,679.14
with EBB Rider	$1,176.51	$1,260.61	$2,138.95	$4,398.66	$1,176.51	$2,053.86	$2,751.46	$4,428.66	$396.36	$1,260.61	$2,138.95	$4,398.66
with IPP & EBB Riders	$1,238.64	$1,453.70	$2,447.64	$4,948.59	$1,238.64	$2,232.33	$3,041.65	$4,978.59	$463.31	$1,453.70	$2,447.64	$4,948.59

For New York Life Premium Plus Variable Annuity Policies Purchased on or after June 2, 2003:

	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
Investment Division	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
MainStay VP DFA / DuPoint Capital Emerging Markets Equity—Service Class
without any Riders	$1,131.85	$1,119.77	$1,910.53	$3,975.75	$1,131.85	$1,923.69	$2,536.70	$4,005.75	$348.24	$1,119.77	$1,910.53	$3,975.75
with IPP Rider	$1,193.98	$1,313.79	$2,222.28	$4,538.86	$1,193.98	$2,103.02	$2,829.78	$4,568.86	$415.19	$1,313.79	$2,222.28	$4,538.86
with EBB Rider	$1,161.47	$1,213.35	$2,062.56	$4,258.48	$1,161.47	$2,010.18	$2,679.64	$4,288.48	$380.17	$1,213.35	$2,062.56	$4,258.48
with IPP & EBB Riders	$1,223.60	$1,406.75	$2,372.27	$4,812.81	$1,223.60	$2,188.94	$2,970.79	$4,842.81	$447.12	$1,406.75	$2,372.27	$4,812.81

For New York Life Premium Plus Variable Annuity Policies Purchased Prior to June 2, 2003:

	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
Investment Division	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
MainStay VP DFA / DuPoint Capital Emerging Markets Equity—Initial Class
without any Riders	$1,106.76	$1,040.05	$1,780.23	$3,729.43	$1,106.76	$1,850.00	$2,410.23	$3,759.43	$321.21	$1,040.05	$1,780.23	$3,729.43
with IPP Rider	$1,168.89	$1,234.60	$2,093.70	$4,300.10	$1,168.89	$2,029.82	$2,708.90	$4,330.10	$388.16	$1,234.60	$2,093.70	$4,300.10
with EBB Rider	$1,136.42	$1,134.25	$1,934.12	$4,019.94	$1,136.42	$1,937.07	$2,558.88	$4,049.94	$353.17	$1,134.25	$1,934.12	$4,019.94
with IPP & EBB Riders	$1,198.55	$1,328.18	$2,245.55	$4,581.69	$1,198.55	$2,116.31	$2,851.66	$4,611.69	$420.12	$1,328.18	$2,245.55	$4,581.69

QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND NEW

YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY

NOTE: The following section contains brief questions and answers about New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity. You should refer to the body of this Prospectus for more detailed information.

1. What are the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity?

New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity are Flexible Premium Deferred Variable Retirement Annuity Policies issued by NYLIAC. We will apply a Credit to premiums paid in a percentage amount according to the Credit Rate schedule then in effect. The Credit Rate schedule may be changed. (See “CREDIT.”) You may allocate premium payments to the Investment Divisions of the Separate Account, as well as the DCA Advantage Plan Account, and/or to the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected, the daily deduction of the Separate Account charges, and the interest credited on amounts in the Fixed Account and the DCA Advantage Plan Account.

2. What is the Credit?

The Credit is a percentage of each premium payment that is added to your Accumulation Value at the time of each premium payment. Credits are applied to the same Allocation Alternatives and/or the DCA Advantage Plan Account in the same percentages as your premium payments. The Credit Rate applicable to a premium payment varies, depending on the total amount of premiums received under the policy. We will deduct the amount of the Credit from the amount returned to you if you cancel your policy. (See “YOUR RIGHT TO CANCEL (“FREE LOOK.”)) We may also deduct from the death benefit proceeds any Credit applied within the 12 months preceding the date of death of the owner or Annuitant. (See “CREDIT.”)

3. Where can I allocate my premium payments?

(a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

(i) SEPARATE ACCOUNT

The Separate Account currently consists of 65 Investment Divisions, some of which may not be available under your policy. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

(ii) FIXED ACCOUNT

Each premium payment, or the portion of any premium payment you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed minimum interest rate.

(b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of a 6-month DCA Advantage Plan Account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Account at rates We have set in advance. The DCA Advantage Plan allows you to set up automatic dollar cost averaging from the DCA Advantage Plan Account into the Investment Divisions and/or the Fixed Account. (See “THE DCA ADVANTAGE PLAN.”)

4. Can I make transfers among the Investment Divisions and the Fixed Account?

You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year subject to the Limits on Transfers. We currently do not charge for transfers. However, We reserve the right to charge up to $30 for each transfer after the first twelve in a given Policy Year. (See “TRANSFERS.”)

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You can make transfers from the Fixed Account and the DCA Advantage Plan Account, although certain restrictions may apply. (See “THE FIXED ACCOUNT” and “THE DCA ADVANTAGE PLAN ACCOUNT.”) In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest

Sweep options as described herein.

5. What charges are assessed against the policy?

Before the date We start making Income Payments to you, We will deduct a policy service charge of $30 on each Policy Anniversary or upon surrender of the policy if on that date the Accumulation Value is below $100,000. In addition, We deduct a daily charge for certain mortality and expense risks NYLIAC assumes and for policy administration expenses. This charge is 1.60% (annualized) and 1.75% (annualized) of the daily average Variable Accumulation Value for New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, respectively. (See “SEPARATE ACCOUNT CHARGE.”)

We impose a surrender charge on certain partial withdrawals and surrenders of the policies. This charge is assessed as a percentage of the amount withdrawn or surrendered during the first eight Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

Payment Year	Surrender Charge[1]
1	8%
2	8%
3	8%
4	7%
5	6%
6	5%
7	4%
8	3%
9+	0%

[1]	For single premium policies, this chart is modified as indicated in Appendix 1 of this prospectus.

For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value at the time of the withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year), less any prior Surrender Charge free withdrawals during the Policy Year. (See “CHARGES AND DEDUCTIONS—Surrender Charges” and “EXCEPTIONS TO SURRENDER CHARGES.”)

If you select the Investment Protection Plan (“IPP”) Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See “OTHER CHARGES—Investment Protection Plan Rider Charge.”) The maximum annual charge for this feature is 1.00% of the amount that is guaranteed. The current charge for this rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). To the extent permitted by law, We will deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See “OTHER CHARGES—Rider Risk Charge Adjustment (optional).”) The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed under this rider. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult your registered representative to determine the percentages We are currently charging before you select or cancel the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset.

If you select the Enhanced Beneficiary Benefit (“EBB”) Rider (in states where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and from the

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DCA Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy’s Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy’s Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should consult your registered representative to determine the percentage We are currently charging before you elect this Rider. The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

6. What are the minimum initial and maximum additional premium payments?1

The minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. Additional premium payments must be at least $2,000 or such lower amount as We may permit at any time. Subsequent premium payments must be sent to NYLIAC at one of the addresses listed in Question 18 of this Prospectus. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept is $1,000,000 without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

In some states, NYLIAC is offering an individual single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity policies (“Policies”). Please check with your registered representative for current availability.

7. How are premium payments allocated?

We will allocate the initial premium payment to the Investment Divisions, Fixed Account and/or the DCA Advantage Plan Account you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received. (See “THE POLICIES—Policy Application and Premium Payments.”) We will apply the Credit on your premium payment to the Allocation Alternatives and the DCA Advantage Plan Account at the same time that We allocate your premium payment.

You may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $100, or such lower amount as We may permit. The minimum amount which you may place in the DCA Advantage Plan Account is $5,000. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and/or the DCA Advantage Plan Account and the number of Allocation Alternatives and the DCA Advantage Plan Account inclusively to which you may allocate your Accumulation Value. Acceptance of initial and additional premium payments is subject to Our suitability standards.

8. What happens if premium payments are not made?

If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to applicable state laws. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum (for single premium policies, this is modified as indicated in Appendix 1 of this prospectus).

9. Can I withdraw money from the policy before the Annuity Commencement Date?

You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See “DISTRIBUTIONS UNDER THE POLICY” and “FEDERAL TAX MATTERS.”) Please note that certain withdrawal requests must be made in writing and sent to NYLIAC’s Variable Products Service Center. (See “DISTRIBUTIONS UNDER THE POLICY—Surrenders and Withdrawals—Partial Withdrawals and Periodic Partial Withdrawals.”)

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10. How will NYLIAC make Income Payments on the Annuity Commencement Date?

We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See “DISTRIBUTIONS UNDER THE POLICY—INCOME PAYMENTS.”) We may offer other options, at Our discretion, where permitted by state law.

11. What happens if I die or the Annuitant dies before the Annuity Commencement Date?

Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greatest of:

(a)	the Accumulation Value, less any outstanding loan balance, less Credit amounts applied within the 12 months immediately preceding the date of death,

(b)	the sum of all premium payments made, less any outstanding loan balance, partial withdrawals, and surrender charges on those partial withdrawals, less any rider charges, or

(c)	the “reset value” (as described in this Prospectus) plus any additional premium payments and Credits made since the most recent “Reset Anniversary,” unless the Credits occur within the immediately preceding 12 months of death in jurisdictions where permitted, less any outstanding loan balance, proportional withdrawals made since the most recent Reset Anniversary, any surrender charges applicable to such proportional withdrawals, and any rider charges since the last Reset Anniversary.

If the Beneficiary is the spouse (as defined under Federal law) of the Annuitant and the owner, see Question 12. (Also see “DEATH BEFORE ANNUITY COMMENCEMENT” and “FEDERAL TAX MATTERS.”)

12. What happens if my spouse is the Beneficiary?

If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse (as defined under Federal law) may continue the policy as the new owner and Annuitant if he/she is also the sole Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies only; TSA and Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death. If you elect the EBB Rider and the Enhanced Spousal Continuance (ESC) Rider applies, see the EBB and ESC Riders for details.

13. Can I return the policy after it is delivered?

You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 16 of this Prospectus or to the registered representative through whom you purchased it, along with a written request for cancellation. Except in jurisdictions where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or VPSC receives the policy along with the written request for cancellation in a form acceptable to Us, less the Credit, but without any deduction for premium taxes or a surrender charge. Otherwise, you will receive from Us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us, less the Credit, but without any deduction for premium taxes or a surrender charge. We will set forth this provision in your policy. (See “THE POLICIES—Your Right to Cancel (“Free Look”).”)

14. What about voting rights?

You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See “VOTING RIGHTS.”)

15. Are policy loans available?

If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity (“TSA”) plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See “LOANS.”)

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16. Where do I send written service requests to the NYLIAC Variable Products Service Center?

Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center (“VPSC”) at one of the following addresses:

Regular Mail	NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159

Express Mail	NYLIAC Variable Products Service Center 51 Madison Avenue, Room 251 New York, NY 10010

Written service requests will be effective as of the Business Day they are received in a form acceptable to Us at VPSC at one of the addresses listed immediately above.

Faxed or e-mailed requests are not acceptable and will not be honored at any time. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

17. How do I contact NYLIAC by Telephone or by the Internet?

a. By Telephone:

Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative, may be effected by telephone. For telephonic requests, you must contact the NYLIAC Interactive Voice Response System (“IVR”) toll-free by calling: (800) 598-2019. (See “THE POLICIES — Virtual Service Center and Interactive Voice Response System.”)

b. By Internet:

Certain service requests, including but not limited to transferring assets between investment options and e-mailing your registered representative, may be effected via the Internet. For Internet-based requests, you must contact the NYLIAC Virtual Service Center (“VSC”) at www.newyorklife.com/vsc and enter your user name and password. (See “THE POLICIES — Virtual Service Center and Interactive Voice Response System.”)

We make IVR and VSC services available at our discretion. In addition, availability of IVR and VSC services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through IVR or VSC should become unavailable. We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

You may authorize Us to accept electronic instructions from a registered representative or the registered service assistant assigned to your policy in order to make premium allocations, transfers, and changes to your investment objective and/or risk tolerance. You may also authorize your registered representative or registered service assistant to revise your Automatic Asset Reallocation (AAR) arrangement. Your AAR will be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current AAR arrangements. You may prevent this cancellation if a conforming AAR change is processed within one Business Day of the inconsistent premium allocation change or transfer.

To authorize the registered representative(s) or registered service assistants assigned to your policy to make premium allocations and transfers, you must send a completed Trading Authorization Form to VPSC at one of the addresses listed in Question 16 of this Prospectus. We may revoke or deny Trading Authorization privileges for certain policyowners (See “Limits on Transfers”). Trading Authorization may be elected, changed or cancelled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. Transfer requests received after the close of regular trading on the New York Stock

14

Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

18. Where do I send subsequent premium payments and loan repayments?

Subsequent premium payments and loan repayments must be sent to one of the following addresses:

Regular Mail	NYLIAC 75 Remittance Drive Suite 3021 Chicago, IL 60675-3021

Express Mail	NYLIAC, Suite 3021 c/o The Northern Trust Bank 350 North Orleans Street Receipt & Dispatch, 8th Floor Chicago, IL 60654

Subsequent premium payments and loan repayments will be credited as of the Business Day they are received in a form acceptable to Us at one of the addresses noted in this Question 18. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See “THE POLICIES — Policy Application and Premium Payments.”)

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FINANCIAL STATEMENTS

The consolidated balance sheet of NYLIAC as of December 31, 2011 and 2010, and the consolidated statements of income, of stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2011 (including the report of the independent registered public accounting firm); and each Separate Account’s statement of assets and liabilities as of December 31, 2011, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP.

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CONDENSED FINANCIAL INFORMATION

The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The condensed financial information for the fiscal year ending December 31, 2007 and for subsequent years is included in the SAI. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 2006 and for the preceding years are derived from the financial statements not included herein. Values and units shown are for full year periods beginning January 1, except where indicated.

On February 17, 2012, Van Eck VIP Global Hard Assets Fund was replaced with MainStay VP Van Eck Global Hard Assets Portfolio; Janus Aspen Balanced Portfolio and Calvert VP SRI Balanced Portfolio were replaced with MainStay VP Janus Balanced Portfolio; MFS® Utilities Series was replaced with MainStay VP MFS® Utilities Portfolio; T. Rowe Price Equity Income Portfolio was replaced with MainStay VP T. Rowe Price Equity Income Portfolio; PIMCO Real Return Portfolio was replaced with MainStay VP PIMCO Real Return Portfolio; UIF Emerging Markets Equity Portfolio was replaced with MainStay VP DFA/DuPont Capital Emerging Markets Equity Portfolio; and Alger Small Cap Growth and Royce Small-Cap Portfolio were replaced with MainStay VP Eagle Small Cap Growth Portfolio.

For New York Life Premium Plus Variable Annuity Policies:

Some Investment Divisions offered in policies issued prior to June 2, 2003 differ from Investment Divisions offered in policies issued on or after June 2, 2003. Please refer to the Examples section of this prospectus for the corresponding Investment Division with the highest portfolio company fees and expenses available to you.

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
(Accumulation unit value in dollars and Number of accumulation units in thousands)
MainStay VP Balanced – Service Class
2011	11.39	11.49	1,571
2010	10.21	11.39	1,798
2009	8.45	10.21	2,018
2008	11.45	8.45	2,317
2007	11.35	11.45	2,897
2006	10.44	11.35	2,638
2005(d)	10.00	10.44	1,825

MainStay VP Bond – Initial Class
2011	15.87	16.75	1,496
2010	14.95	15.87	1,951
2009	14.10	14.95	2,339
2008	13.81	14.10	2,710
2007	13.17	13.81	2,869
2006	12.80	13.17	3,053
2005	12.73	12.80	3,643
2004	12.43	12.73	4,212
2003	12.08	12.43	5,189
2002	11.21	12.08	3,538

MainStay VP Bond – Service Class
2011	12.43	13.08	2,850
2010	11.74	12.43	3,140
2009	11.09	11.74	2,833
2008	10.90	11.09	2,830
2007	10.42	10.90	2,528
2006	10.15	10.42	2,380
2005	10.12	10.15	2,427
2004	9.91	10.12	1,936
2003(a)	10.00	9.91	640

MainStay VP Cash Management
2011	1.07	1.05	71,184
2010	1.09	1.07	49,376
2009	1.10	1.09	68,620
2008	1.10	1.10	124,224
2007	1.06	1.10	71,971
2006	1.03	1.06	41,247

17

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2005	1.02	1.03	38,715
2004	1.03	1.02	39,941
2003	1.04	1.03	48,830
2002	1.04	1.04	65,803

MainStay VP Common Stock – Initial Class
2011	8.19	8.19	1,165
2010	7.39	8.19	1,497
2009	6.13	7.39	1,935
2008	9.80	6.13	2,267
2007	9.47	9.80	2,725
2006	8.26	9.47	3,244
2005	7.80	8.26	3,632
2004	7.14	7.80	4,192
2003	5.74	7.14	4,424
2002	7.70	5.74	3,678

MainStay VP Common Stock – Service Class
2011	12.77	12.73	603
2010	11.55	12.77	711
2009	9.61	11.55	789
2008	15.39	9.61	898
2007	14.91	15.39	1,032
2006	13.04	14.91	1,021
2005	12.34	13.04	981
2004	11.34	12.34	832
2003(a)	10.00	11.34	273

MainStay VP Conservative Allocation – Service Class
2011	11.87	11.99	3,685
2010	10.80	11.87	3,792
2009	9.00	10.80	3,638
2008	11.23	9.00	3,212
2007	10.65	11.23	2,285
2006(e)	10.00	10.65	919

MainStay VP Convertible – Initial Class
2011	13.17	12.35	1,552
2010	11.36	13.17	1,957
2009	7.90	11.36	2,371
2008	12.24	7.90	2,540
2007	10.83	12.24	2,876
2006	9.97	10.83	3,037
2005	9.50	9.97	3,436
2004	9.10	9.50	4,391
2003	7.56	9.10	4,559
2002	8.34	7.56	2,708

MainStay VP Convertible – Service Class
2011	15.70	14.68	2,101
2010	13.57	15.70	2,452
2009	9.46	13.57	2,517
2008	14.70	9.46	2,263
2007	13.03	14.70	2,296
2006	12.02	13.03	2,198
2005	11.49	12.02	2,151
2004	11.03	11.49	2,039
2003(a)	10.00	11.03	707

MainStay VP Flexible Bond Opportunities – Service Class
2011(G)	10.00	9.74	171

MainStay VP Floating Rate – Service Class
2011	11.14	11.18	3,204
2010	10.50	11.14	4,001
2009	8.00	10.50	4,130
2008	10.56	8.00	3,008
2007	10.49	10.56	4,851
2006	10.08	10.49	3,923
2005(d)	10.00	10.08	1,272

MainStay VP Government – Initial Class
2011	14.73	15.37	1,235

18

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2010	14.21	14.73	1,644
2009	14.21	14.21	1,972
2008	13.15	14.21	2,597
2007	12.53	13.15	2,290
2006	12.23	12.53	2,535
2005	12.14	12.23	3,086
2004	11.94	12.14	3,823
2003	11.91	11.94	5,017
2002	11.01	11.91	3,842

MainStay VP Government – Service Class
2011	11.75	12.23	1,941
2010	11.36	11.75	2,274
2009	11.39	11.36	2,299
2008	10.57	11.39	3,324
2007	10.09	10.57	1,723
2006	9.88	10.09	1,691
2005	9.83	9.88	1,645
2004	9.69	9.83	1,310
2003(a)	10.00	9.69	422

MainStay VP Growth Allocation – Service Class
2011	10.23	9.77	1,283
2010	9.05	10.23	1,443
2009	7.20	9.05	1,507
2008	11.76	7.20	1,468
2007	10.85	11.76	1,369
2006(e)	10.00	10.85	646

MainStay VP Growth Equity – Initial Class
2011	6.08	5.90	1,176
2010	5.50	6.08	1,454
2009	4.17	5.50	1,712
2008	6.93	4.17	1,997
2007	6.26	6.93	2,389
2006	6.09	6.26	2,784
2005	5.71	6.09	3,416
2004	5.57	5.71	4,168
2003	4.46	5.57	4,651
2002	6.55	4.46	3,001

MainStay VP Growth Equity – Service Class
2011	12.07	11.68	681
2010	10.95	12.07	808
2009	8.32	10.95	885
2008	13.86	8.32	996
2007	12.56	13.86	1,164
2006	12.25	12.56	1,341
2005	11.52	12.25	1,456
2004	11.26	11.52	1,396
2003(a)	10.00	11.26	474

MainStay VP High Yield Corporate Bond – Initial Class
2011	18.48	19.33	3,239
2010	16.67	18.48	4,255
2009	11.86	16.67	4,921
2008	15.88	11.86	4,799
2007	15.77	15.88	5,857
2006	14.31	15.77	6,543
2005	14.12	14.31	7,353
2004	12.73	14.12	8,808
2003	9.48	12.73	9,345
2002	9.44	9.48	4,546

MainStay VP High Yield Corporate Bond – Service Class
2011	16.19	16.89	9,560
2010	14.64	16.19	10,455
2009	10.44	14.64	10,681
2008	14.01	10.44	8,477
2007	13.95	14.01	9,684
2006	12.69	13.95	9,605

19

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2005	12.56	12.69	9,264
2004	11.35	12.56	7,556
2003(a)	10.00	11.35	2,495

MainStay VP ICAP Select Equity – Initial Class
2011	11.89	11.53	2,913
2010	10.23	11.89	3,863
2009	8.03	10.23	4,822
2008	13.08	8.03	3,890
2007	12.44	13.08	1,672
2006	10.59	12.44	1,080
2005	10.21	10.59	1,073
2004	9.31	10.21	1,296
2003	7.40	9.31	1,249
2002	9.74	7.40	762

MainStay VP ICAP Select Equity – Service Class
2011	14.17	13.71	3,847
2010	12.22	14.17	4,551
2009	9.62	12.22	5,044
2008	15.70	9.62	3,263
2007	14.97	15.70	1,652
2006	12.78	14.97	656
2005	12.34	12.78	576
2004	11.29	12.34	541
2003(a)	10.00	11.29	160

MainStay VP Income Builder – Initial Class
2011	9.26	9.49	692
2010	8.20	9.26	909
2009	6.75	8.20	1,114
2008	9.38	6.75	1,356
2007	8.87	9.38	1,627
2006	8.23	8.87	1,924
2005	7.85	8.23	2,210
2004	7.50	7.85	2,767
2003	6.37	7.50	2,868
2002	7.75	6.37	1,762

MainStay VP Income Builder – Service Class
2011	13.00	13.29	802
2010	11.54	13.00	893
2009	9.51	11.54	927
2008	13.26	9.51	1,037
2007	12.57	13.26	1,219
2006	11.69	12.57	1,372
2005	11.19	11.69	1,394
2004	10.71	11.19	1,209
2003(a)	10.00	10.71	399

MainStay VP International Equity – Initial Class
2011	13.90	11.49	784
2010	13.47	13.90	1,022
2009	11.47	13.47	1,263
2008	15.68	11.47	1,549
2007	15.18	15.68	1,879
2006	11.75	15.18	1,981
2005	11.05	11.75	1,576
2004	9.57	11.05	1,377
2003	7.48	9.57	1,110
2002	7.95	7.48	481

MainStay VP International Equity – Service Class
2011	16.49	13.59	1,776
2010	16.01	16.49	1,935
2009	13.67	16.01	2,138
2008	18.73	13.67	2,295
2007	18.18	18.73	2,712
2006	14.11	18.18	2,432
2005	13.30	14.11	1,907

20

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2004	11.55	13.30	1,262
2003(a)	10.00	11.55	254

MainStay VP Large Cap Growth – Initial Class
2011	7.02	6.89	926
2010	6.14	7.02	1,086
2009	4.46	6.14	1,450
2008	7.40	4.46	1,542
2007	6.19	7.40	1,654
2006	5.87	6.19	1,735
2005	5.72	5.87	1,827
2004	5.95	5.72	2,343
2003	4.72	5.95	2,754
2002	6.68	4.72	1,907

MainStay VP Large Cap Growth – Service Class
2011	12.86	12.59	1,109
2010	11.28	12.86	1,170
2009	8.20	11.28	1,254
2008	13.65	8.20	1,138
2007	11.46	13.65	943
2006	10.89	11.46	768
2005	10.63	10.89	624
2004	11.08	10.63	598
2003(a)	10.00	11.08	247

MainStay VP Mid Cap Core – Initial Class
2011	16.64	15.89	963
2010	13.67	16.64	1,207
2009	10.15	13.67	1,500
2008	17.85	10.15	810
2007	17.27	17.85	1,012
2006	15.27	17.27	1,182
2005	13.39	15.27	1,348
2004	11.13	13.39	1,182
2003	8.35	11.13	1,040
2002	9.74	8.35	420

MainStay VP Mid Cap Core – Service Class
2011	17.21	16.39	2,183
2010	14.18	17.21	2,467
2009	10.55	14.18	2,837
2008	18.60	10.55	1,351
2007	18.04	18.60	1,557
2006	15.99	18.04	1,522
2005	14.06	15.99	1,375
2004	11.72	14.06	931
2003(a)	10.00	11.72	237

MainStay VP Moderate Allocation – Service Class
2011	11.35	11.25	4,089
2010	10.23	11.35	5,671
2009	8.38	10.23	5,902
2008	11.41	8.38	4,382
2007	10.69	11.41	3,557
2006(e)	10.00	10.69	2,025

MainStay VP Moderate Growth Allocation – Service Class
2011	10.93	10.60	3,024
2010	9.74	10.93	3,553
2009	7.73	9.74	3,776
2008	11.66	7.73	4,096
2007	10.85	11.66	3,735
2006(e)	10.00	10.85	2,290

MainStay VP S&P 500 Index – Initial Class
2011	8.78	8.80	2,578
2010	7.78	8.78	3,323
2009	6.26	7.78	4,093
2008	10.10	6.26	4,880
2007	9.75	10.10	5,662
2006	8.58	9.75	7,380

21

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2005	8.32	8.58	8,434
2004	7.65	8.32	9,241
2003	6.07	7.65	9,253
2002	7.92	6.07	6,206

MainStay VP S&P 500 Index – Service Class
2011	12.62	12.62	2,900
2010	11.21	12.62	3,344
2009	9.04	11.21	3,731
2008	14.62	9.04	4,006
2007	14.16	14.62	4,480
2006	12.49	14.16	4,970
2005	12.15	12.49	5,119
2004	11.20	12.15	4,261
2003(a)	10.00	11.20	1,215

MainStay VP U.S. Small Cap – Initial Class
2011	12.08	11.56	604
2010	9.82	12.08	866
2009	7.07	9.82	1,074
2008	13.62	7.07	518
2007	10.17	13.62	656
2006	9.17	10.17	606
2005	8.32	9.17	603
2004	7.99	8.32	666
2003	5.86	7.99	710
2002	8.38	5.86	273

MainStay VP U.S. Small Cap – Service Class
2011	17.05	16.28	905
2010	13.89	17.05	1,092
2009	10.03	13.89	1,205
2008	19.36	10.03	457
2007	14.49	19.36	555
2006	13.11	14.49	487
2005	11.92	13.11	465
2004	11.47	11.92	400
2003(a)	10.00	11.47	127

Alger Small Cap Growth – Class S Shares
2011	19.92	18.93	411
2010	16.20	19.92	476
2009	11.34	16.20	550
2008	21.63	11.34	631
2007	18.80	21.63	745
2006	15.95	18.80	783
2005	13.90	15.95	609
2004	12.15	13.90	452
2003(a)	10.00	12.15	130

Alger Small Cap Growth – Class I-2 Shares
2011	9.36	8.91	493
2010	7.59	9.36	658
2009	5.30	7.59	841
2008	10.08	5.30	1,044
2007	8.74	10.08	1,361
2006	7.40	8.74	1,660
2005	6.43	7.40	1,686
2004	5.61	6.43	1,925
2003	4.00	5.61	1,865
2002	5.51	4.00	1,299

BlackRock® Global Allocation V.I. Fund – Class III Shares
2011(g)	10.00	8.92	673

Calvert VP SRI Balanced Portfolio
2011	9.33	9.60	469
2010	8.46	9.33	546
2009	6.86	8.46	672
2008	10.15	6.86	811
2007	10.03	10.15	911
2006	9.37	10.03	1,004

22

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2005	9.02	9.37	1,148
2004	8.46	9.02	1,166
2003	7.21	8.46	995
2002	8.34	7.21	524

Columbia Variable Portfolio – Small Cap Value Fund – Class 2
2011	13.37	12.35	524
2010	10.75	13.37	680
2009	8.74	10.75	698
2008	12.35	8.74	724
2007	12.89	12.35	792
2006	10.97	12.89	910
2005	10.57	10.97	445
2004(b)	10.00	10.57	29

Dreyfus IP Technology Growth – Service Shares
2011	15.42	13.96	546
2010	12.09	15.42	623
2009	7.82	12.09	609
2008	13.52	7.82	490
2007	12.01	13.52	558
2006	11.73	12.01	578
2005	11.52	11.73	596
2004	11.67	11.52	624
2003(a)	10.00	11.67	247

Dreyfus IP Technology Growth – Initial Shares
2011	11.95	10.84	367
2010	9.34	11.95	530
2009	6.02	9.34	544
2008	10.40	6.02	447
2007	9.21	10.40	541
2006	8.98	9.21	590
2005	8.79	8.98	715
2004	8.89	8.79	952
2003	5.98	8.89	1,201
2002	10.03	5.98	344

Fidelity® VIP Contrafund® – Service Class 2
2011	16.51	15.80	2,969
2010	14.35	16.51	3,456
2009	10.76	14.35	3,868
2008	19.08	10.76	4,074
2007	16.53	19.08	4,113
2006	15.08	16.53	3,955
2005	13.13	15.08	3,248
2004	11.59	13.13	2,266
2003(a)	10.00	11.59	616

Fidelity® VIP Contrafund® – Initial Class
2011	13.50	12.96	1,810
2010	11.71	13.50	2,449
2009	8.77	11.71	3,037
2008	15.49	8.77	3,620
2007	13.39	15.49	4,290
2006	12.18	13.39	4,646
2005	10.58	12.18	4,831
2004	9.31	10.58	4,625
2003	7.37	9.31	4,484
2002	8.26	7.37	2,627

Fidelity® VIP Equity-Income – Service Class 2
2011	12.38	12.26	1,874
2010	10.95	12.38	2,098
2009	8.56	10.95	2,416
2008	15.22	8.56	2,588
2007	15.27	15.22	3,015
2006	12.94	15.27	2,724
2005	12.45	12.94	2,483
2004	11.37	12.45	1,852
2003(a)	10.00	11.37	504

23

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
Fidelity® VIP Equity-Income – Initial Class
2011	11.41	11.34	1,093
2010	10.07	11.41	1,455
2009	7.86	10.07	1,921
2008	13.92	7.86	2,337
2007	13.93	13.92	2,817
2006	11.78	13.93	3,115
2005	11.31	11.78	3,203
2004	10.30	11.31	3,465
2003	8.03	10.30	3,548
2002	9.83	8.03	2,552

Fidelity® VIP Mid Cap – Service Class 2
2011	20.78	18.23	1,543
2010	16.42	20.78	1,947
2009	11.94	16.42	2,000
2008	20.09	11.94	2,150
2007	17.70	20.09	2,493
2006	16.00	17.70	2,613
2005	13.78	16.00	2,411
2004	11.23	13.78	1,537
2003(a)	10.00	11.23	107

Janus Aspen Balanced Portfolio – Service Shares
2011	15.29	15.25	1,921
2010	14.37	15.29	2,083
2009	11.62	14.37	2,122
2008	14.07	11.62	2,208
2007	12.97	14.07	2,287
2006	11.93	12.97	2,256
2005	11.26	11.93	2,157
2004	10.57	11.26	1,895
2003(a)	10.00	10.57	779

Janus Aspen Balanced Portfolio – Institutional Shares
2011	13.78	13.78	2,024
2010	12.91	13.78	2,686
2009	10.42	12.91	3,400
2008	12.59	10.42	4,039
2007	11.57	12.59	4,677
2006	10.62	11.57	5,382
2005	10.00	10.62	6,178
2004	9.36	10.00	7,429
2003	8.34	9.36	8,458
2002	9.06	8.34	6,575

Janus Aspen Worldwide Portfolio – Service Shares
2011	12.76	10.80	501
2010	11.22	12.76	592
2009	8.30	11.22	638
2008	15.28	8.30	613
2007	14.20	15.28	669
2006	12.23	14.20	632
2005	11.78	12.23	679
2004	11.45	11.78	634
2003(a)	10.00	11.45	222

Janus Aspen Worldwide Portfolio – Institutional Shares
2011	6.52	5.54	865
2010	5.72	6.52	1,098
2009	4.22	5.72	1,473
2008	7.76	4.22	1,713
2007	7.19	7.76	1,951
2006	6.18	7.19	2,115
2005	5.93	6.18	2,375
2004	5.75	5.93	2,864
2003	4.71	5.75	3,479
2002	6.43	4.71	2,806

MFS® Investors Trust Series– Service Class
2011	13.50	12.97	132

24

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2010	12.37	13.50	147
2009	9.93	12.37	167
2008	15.12	9.93	153
2007	13.97	15.12	143
2006	12.60	13.97	123
2005	11.96	12.60	111
2004	10.94	11.96	73
2003(a)	10.00	10.94	29

MFS® Investors Trust Series – Initial Class
2011	9.33	8.98	174
2010	8.53	9.33	217
2009	6.83	8.53	320
2008	10.37	6.83	456
2007	9.56	10.37	502
2006	8.60	9.56	558
2005	8.14	8.60	677
2004	7.43	8.14	740
2003	6.18	7.43	780
2002	7.94	6.18	698

MFS® Research Series – Service Class
2011	14.53	14.20	124
2010	12.77	14.53	139
2009	9.96	12.77	167
2008	15.88	9.96	182
2007	14.29	15.88	178
2006	13.18	14.29	160
2005	12.45	13.18	155
2004	10.95	12.45	130
2003(a)	10.00	10.95	58

MFS® Research Series – Initial Class
2011	8.10	7.93	210
2010	7.10	8.10	281
2009	5.53	7.10	393
2008	8.79	5.53	468
2007	7.89	8.79	583
2006	7.26	7.89	683
2005	6.84	7.26	767
2004	6.00	6.84	958
2003	4.89	6.00	1,029
2002	6.58	4.89	900

MFS® Utilities Series – Service Class
2011	24.20	25.36	2,791
2010	21.66	24.20	3,211
2009	16.57	21.66	3,686
2008	27.07	16.57	4,026
2007	21.56	27.07	4,601
2006	16.73	21.56	3,582
2005	14.58	16.73	2,684
2004(c)	11.41	14.58	763

Neuberger Berman AMT Mid-Cap Growth Portfolio – Class S
2011	17.26	17.04	333
2010	13.63	17.26	379
2009	10.54	13.63	340
2008	18.96	10.54	381
2007	15.77	18.96	427
2006	14.00	15.77	262
2005	12.54	14.00	199
2004(c)	10.98	12.54	130

PIMCO Real Return Portfolio – Advisor Class
2011	10.28	11.29	1,445
2010(f)	10.00	10.28	494

Royce Micro-Cap Portfolio – Investment Class
2011	16.30	14.10	909
2010	12.74	16.30	1,025
2009	8.19	12.74	1,040

25

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2008	14.67	8.19	848
2007	14.34	14.67	822
2006	12.04	14.34	719
2005(d)	10.00	12.04	133

Royce Small-Cap Portfolio – Investment Class
2011	13.40	12.76	690
2010	11.30	13.40	785
2009	8.49	11.30	778
2008	11.85	8.49	868
2007	12.30	11.85	734
2006	10.83	12.30	563
2005(d)	10.00	10.83	221

T. Rowe Price Equity Income Portfolio – II
2011	13.28	12.94	2,025
2010	11.76	13.28	2,295
2009	9.54	11.76	2,518
2008	15.21	9.54	2,730
2007	15.00	15.21	3,138
2006	12.85	15.00	3,267
2005	12.59	12.85	3,006
2004	11.16	12.59	2,128
2003(a)	10.00	11.16	518

T. Rowe Price Equity Income Portfolio
2011	13.87	13.55	1,262
2010	12.25	13.87	1,742
2009	9.91	12.25	2,174
2008	15.76	9.91	2,695
2007	15.51	15.76	3,284
2006	13.25	15.51	3,811
2005	12.95	13.25	4,097
2004	11.45	12.95	3,910
2003	9.27	11.45	3,633
2002	10.85	9.27	2,412

UIF Emerging Markets Equity Portfolio – Class II
2011	32.75	26.35	830
2010	27.97	32.75	980
2009	16.71	27.97	1,016
2008	39.25	16.71	958
2007	28.40	39.25	950
2006	21.04	28.40	820
2005	15.98	21.04	555
2004	13.20	15.98	305
2003(a)	10.00	13.20	108

UIF Emerging Markets Equity Portfolio – Class I
2011	21.83	17.57	462
2010	18.64	21.83	661
2009	11.15	18.64	860
2008	26.12	11.15	794
2007	18.90	26.12	1,041
2006	14.00	18.90	1,103
2005	10.63	14.00	973
2004	8.77	10.63	663
2003	5.96	8.77	617
2002	6.64	5.96	408

Van Eck VIP Global Hard Assets
2011	42.68	35.09	1,774
2010	33.55	42.68	2,177
2009	21.64	33.55	2,476
2008	40.82	21.64	2,432
2007	28.54	40.82	2,593
2006	23.29	28.54	2,712
2005	15.61	23.29	2,279
2004	12.79	15.61	1,040
2003	8.96	12.79	449
2002	9.37	8.96	249

26

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
Victory VIF Diversified Stock – Class A Shares
2011	12.13	11.12	209
2010	10.97	12.13	252
2009	8.77	10.97	288
2008	14.35	8.77	324
2007	13.26	14.35	319
2006	11.85	13.26	283
2005	11.08	11.85	228
2004(c)	10.00	11.08	106

(a)	For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(b)	For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.
(c)	For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.
(d)	For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.
(e)	For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.
(f)	For the period May 1, 2010 (commencement of operations in the Separate Account) through December 31, 2010.

For New York Life Premium Plus II Variable Annuity policies which were first offered for sale on June 2, 2003:

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
(Accumulation unit value in dollars and Number of accumulation units in thousands)
MainStay VP Balanced – Service Class
2011	11.29	11.38	1,236
2010	10.14	11.29	1,383
2009	8.40	10.14	1,531
2008	11.41	8.40	1,819
2007	11.32	11.41	2,093
2006	10.43	11.32	1,975
2005(c)	10.00	10.43	1,275

MainStay VP Bond – Service Class
2011	12.28	12.91	2,394
2010	11.61	12.28	2,673
2009	10.99	11.61	2,425
2008	10.81	10.99	2,265
2007	10.36	10.81	1,878
2006	10.11	10.36	1,497
2005	10.09	10.11	1,415
2004	9.89	10.09	912
2003	10.00	9.89	338

MainStay VP Cash Management
2011	1.02	1.01	35,046
2010	1.04	1.02	26,488
2009	1.06	1.04	34,748
2008	1.05	1.06	60,512
2007	1.02	1.05	19,513
2006	1.00	1.02	11,138
2005	0.98	1.00	7,833
2004	0.99	0.98	9,734
2003	1.00	0.99	2,887

MainStay VP Common Stock – Service Class
2011	12.68	12.62	541
2010	11.49	12.68	636
2009	9.58	11.49	701
2008	15.36	9.58	723
2007	14.90	15.36	781
2006	13.05	14.90	697
2005	12.37	13.05	561

27

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2004	11.38	12.37	417
2003	10.00	11.38	130

MainStay VP Conservative Allocation – Service Class
2011	11.68	11.79	2,918
2010	10.64	11.68	3,112
2009	8.88	10.64	2,744
2008	11.10	8.88	2,617
2007	10.54	11.10	2,114
2006(d)	10.00	10.54	837

MainStay VP Convertible – Service Class
2011	15.28	14.26	2,359
2010	13.22	15.28	2,496
2009	9.23	13.22	2,571
2008	14.37	9.23	1,993
2007	12.76	14.37	1,738
2006	11.79	12.76	1,545
2005	11.28	11.79	1,418
2004	10.85	11.28	1,120
2003	10.00	10.85	316

MainStay VP Flexible Bond Opportunities – Service Class
2011(f)	10.00	9.73	166

MainStay VP Floating Rate – Service Class
2011	11.10	11.12	2,915
2010	10.48	11.10	3,267
2009	8.00	10.48	3,276
2008	10.58	8.00	2,180
2007	10.52	10.58	3,133
2006	10.13	10.52	2,411
2005(c)	10.00	10.13	1,145

MainStay VP Government – Service Class
2011	11.67	12.12	1,445
2010	11.30	11.67	1,685
2009	11.34	11.30	1,654
2008	10.54	11.34	2,486
2007	10.08	10.54	1,276
2006	9.88	10.08	948
2005	9.85	9.88	818
2004	9.73	9.85	487
2003	10.00	9.73	185

MainStay VP Growth Allocation – Service Class
2011	10.08	9.62	1,190
2010	8.94	10.08	1,303
2009	7.12	8.94	1,425
2008	11.64	7.12	1,435
2007	10.76	11.64	1,252
2006(d)	10.00	10.76	511

MainStay VP Growth Equity – Service Class
2011	11.79	11.40	503
2010	10.72	11.79	573
2009	8.15	10.72	602
2008	13.61	8.15	673
2007	12.35	13.61	752
2006	12.06	12.35	909
2005	11.36	12.06	967
2004	11.12	11.36	774
2003	10.00	11.12	197

MainStay VP High Yield Corporate Bond – Service Class
2011	16.08	16.75	7,566
2010	14.56	16.08	8,199
2009	10.40	14.56	8,304
2008	13.98	10.40	6,324
2007	13.94	13.98	6,578
2006	12.69	13.94	5,835
2005	12.58	12.69	5,086

28

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2004	11.39	12.58	3,173
2003	10.00	11.39	809

MainStay VP ICAP Select Equity – Service Class
2011	14.01	13.54	3,589
2010	12.10	14.01	4,071
2009	9.54	12.10	4,364
2008	15.60	9.54	2,988
2007	14.89	15.60	1,513
2006	12.73	14.89	514
2005	12.32	12.73	353
2004	11.28	12.32	309
2003	10.00	11.28	80

MainStay VP Income Builder – Service Class
2011	12.68	12.94	550
2010	11.27	12.68	607
2009	9.31	11.27	607
2008	12.99	9.31	616
2007	12.33	12.99	678
2006	11.49	12.33	715
2005	11.01	11.49	706
2004	10.56	11.01	552
2003	10.00	10.56	205

MainStay VP International Equity – Service Class
2011	16.08	13.23	1,736
2010	15.63	16.08	1,902
2009	13.36	15.63	1,992
2008	18.34	13.36	2,184
2007	17.83	18.34	2,390
2006	13.85	17.83	2,118
2005	13.08	13.85	1,251
2004	11.37	13.08	578
2003	10.00	11.37	121

MainStay VP Large Cap Growth – Service Class
2011	12.71	12.42	1,162
2010	11.16	12.71	1,172
2009	8.13	11.16	1,266
2008	13.55	8.13	1,076
2007	11.39	13.55	865
2006	10.84	11.39	538
2005	10.59	10.84	337
2004	11.06	10.59	257
2003	10.00	11.06	114

MainStay VP Mid Cap Core – Service Class
2011	16.92	16.09	1,883
2010	13.96	16.92	2,199
2009	10.40	13.96	2,398
2008	18.37	10.40	1,254
2007	17.84	18.37	1,465
2006	15.83	17.84	1,376
2005	13.94	15.83	1,183
2004	11.64	13.94	560
2003	10.00	11.64	113

MainStay VP Moderate Allocation – Service Class
2011	11.27	11.15	3,847
2010	10.17	11.27	4,082
2009	8.35	10.17	3,916
2008	11.38	8.35	3,775
2007	10.68	11.38	2,742
2006(d)	10.00	10.68	1,526

MainStay VP Moderate Growth Allocation – Service Class
2011	10.86	10.52	2,863
2010	9.69	10.86	3,195
2009	7.70	9.69	3,272
2008	11.63	7.70	3,360

29

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2007	10.85	11.63	3,163
2006(d)	10.00	10.85	1,411

MainStay VP S&P 500 Index – Service Class
2011	12.53	12.51	2,163
2010	11.14	12.53	2,415
2009	9.00	11.14	2,622
2008	14.58	9.00	2,819
2007	14.14	14.58	2,922
2006	12.50	14.14	2,848
2005	12.17	12.50	2,514
2004	11.24	12.17	1,560
2003	10.00	11.24	414

MainStay VP U.S. Small Cap – Service Class
2011	17.30	16.49	717
2010	14.12	17.30	864
2009	10.21	14.12	918
2008	19.74	10.21	406
2007	14.80	19.74	441
2006	13.40	14.80	298
2005	12.21	13.40	242
2004	11.77	12.21	182
2003	10.00	11.77	61

Alger Small Cap Growth – Class S Shares
2011	19.71	18.70	335
2010	16.05	19.71	381
2009	11.26	16.05	426
2008	21.50	11.26	483
2007	18.71	21.50	578
2006	15.90	18.71	587
2005	13.88	15.90	348
2004	12.15	13.88	205
2003	10.00	12.15	41

BlackRock® Global Allocation V.I. Fund – Class III Shares
2011(f)	10.00	8.91	236

Calvert VP SRI Balanced Portfolio
2011	11.78	12.10	169
2010	10.69	11.78	177
2009	8.68	10.69	175
2008	12.87	8.68	208
2007	12.74	12.87	220
2006	11.92	12.74	232
2005	11.48	11.92	197
2004	10.80	11.48	146
2003	10.00	10.80	43

Columbia Variable Portfolio – Small Cap Value Fund – Class 2
2011	13.22	12.19	526
2010	10.64	13.22	613
2009	8.66	10.64	556
2008	12.27	8.66	610
2007	12.81	12.27	656
2006	10.92	12.81	741
2005	10.54	10.92	273
2004(a)	10.00	10.54	27

Dreyfus IP Technology Growth – Service Shares
2011	15.23	13.77	419
2010	11.96	15.23	462
2009	7.75	11.96	490
2008	13.42	7.75	309
2007	11.93	13.42	323
2006	11.67	11.93	294
2005	11.48	11.67	264
2004	11.65	11.48	255
2003	10.00	11.65	112

Fidelity® VIP Contrafund® – Service Class 2
2011	16.21	15.48	2,862

30

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2010	14.10	16.21	3,316
2009	10.59	14.10	3,711
2008	18.81	10.59	3,831
2007	16.32	18.81	3,719
2006	14.91	16.32	3,277
2005	13.00	14.91	2,284
2004	11.49	13.00	1,174
2003	10.00	11.49	219

Fidelity® VIP Equity-Income – Service Class 2
2011	12.32	12.19	1,599
2010	10.91	12.32	1,848
2009	8.55	10.91	2,044
2008	15.22	8.55	2,217
2007	15.29	15.22	2,414
2006	12.98	15.29	2,155
2005	12.51	12.98	1,679
2004	11.44	12.51	1,131
2003	10.00	11.44	260

Fidelity® VIP Mid Cap – Service Class 2
2011	20.92	18.33	1,273
2010	16.56	20.92	1,434
2009	12.06	16.56	1,526
2008	20.32	12.06	1,704
2007	17.93	20.32	1,707
2006	16.23	17.93	1,630
2005	14.00	16.23	1,289
2004	11.43	14.00	664
2003	10.00	11.43	44

Janus Aspen Balanced Portfolio – Service Shares
2011	15.04	14.98	1,483
2010	14.15	15.04	1,617
2009	11.47	14.15	1,627
2008	13.91	11.47	1,606
2007	12.83	13.91	1,488
2006	11.83	12.83	1,418
2005	11.18	11.83	1,254
2004	10.51	11.18	1,004
2003	10.00	10.51	387

Janus Aspen Worldwide Portfolio – Service Shares
2011	12.39	10.47	391
2010	10.92	12.39	431
2009	8.09	10.92	466
2008	14.91	8.09	468
2007	13.87	14.91	448
2006	11.97	13.87	370
2005	11.54	11.97	334
2004	11.23	11.54	250
2003	10.00	11.23	88

MFS® Investors Trust Series – Service Class
2011	13.29	12.74	77
2010	12.19	13.29	91
2009	9.81	12.19	94
2008	14.95	9.81	91
2007	13.83	14.95	97
2006	12.49	13.83	99
2005	11.88	12.49	81
2004	10.88	11.88	66
2003	10.00	10.88	17

MFS® Research Series – Service Class
2011	14.62	14.27	89
2010	12.87	14.62	101
2009	10.06	12.87	110
2008	16.06	10.06	135
2007	14.47	16.06	139
2006	13.36	14.47	132

31

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2005	12.64	13.36	128
2004	11.13	12.64	68
2003	10.00	11.13	25

MFS® Utilities Series – Service Class
2011	23.91	25.02	2,616
2010	21.43	23.91	2,882
2009	16.42	21.43	3,250
2008	26.86	16.42	3,679
2007	21.43	26.86	3,855
2006	16.65	21.43	2,730
2005	14.54	16.65	2,042
2004(b)	11.39	14.54	451

Neuberger Berman AMT Mid-Cap Growth Portfolio – Class S
2011	17.32	17.06	325
2010	13.69	17.32	329
2009	10.60	13.69	312
2008	19.11	10.60	348
2007	15.91	19.11	367
2006	14.15	15.91	200
2005	12.69	14.15	133
2004(b)	11.13	12.69	76

PIMCO Real Return Portfolio – Advisor Class
2011	10.27	11.26	1,142
2010(e)	10.00	10.27	600

Royce Micro-Cap Portfolio – Investment Class
2011	16.11	13.91	872
2010	12.61	16.11	946
2009	8.12	12.61	965
2008	14.57	8.12	806
2007	14.26	14.57	654
2006	11.98	14.26	499
2005(c)	10.00	11.98	68

Royce Small-Cap Portfolio – Investment Class
2011	13.37	12.71	665
2010	11.29	13.37	746
2009	8.50	11.29	756
2008	11.88	8.50	742
2007	12.35	11.88	582
2006	10.90	12.35	405
2005(c)	10.00	10.90	148

T. Rowe Price Equity Income Portfolio – II
2011	13.14	12.78	2,147
2010	11.65	13.14	2,490
2009	9.47	11.65	2,718
2008	15.12	9.47	2,914
2007	14.93	15.12	3,245
2006	12.81	14.93	2,850
2005	12.57	12.81	2,261
2004	11.16	12.57	1,233
2003	10.00	11.16	292

UIF Emerging Markets Equity Portfolio – Class II
2011	32.52	26.13	685
2010	27.83	32.52	845
2009	16.65	27.83	958
2008	39.16	16.65	879
2007	28.37	39.16	870
2006	21.05	28.37	786
2005	16.01	21.05	412
2004	13.25	16.01	144
2003	10.00	13.25	22

Van Eck VIP Global Hard Assets
2011	44.30	36.37	1,325
2010	34.89	44.30	1,436
2009	22.54	34.89	1,700
2008	42.57	22.54	1,673

32

	Accumulation unit value
	Beginning of period	End of period	Number of accumulation units
2007	29.80	42.57	1,667
2006	24.36	29.80	1,306
2005	16.35	24.36	853
2004	13.42	16.35	249
2003	10.00	13.42	26

Victory VIF Diversified Stock – Class A Shares
2011	12.01	11.00	161
2010	10.88	12.01	173
2009	8.71	10.88	242
2008	14.27	8.71	294
2007	13.21	14.27	270
2006	11.82	13.21	288
2005	11.06	11.82	270
2004(b)	10.00	11.06	91

(a)	For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.
(b)	For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.
(c)	For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.
(d)	For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.
(e)	For the period May 1, 2010 (commencement of operations in the Separate Account) through December 31, 2010.
(f)	For the period May 1, 2011 (commencement of operations in the Separate Account) through December 31, 2011.

33

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

AND THE SEPARATE ACCOUNT

New York Life Insurance and Annuity Corporation

New York Life Insurance and Annuity Corporation (“NYLIAC”) is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.

NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $117.9 billion at the end of 2011. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements. The obligations under the policies are obligations of NYLIAC.

The Separate Account

Separate Account-III was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not signify that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Separate Account.

Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Accounts’ assets are not chargeable with liabilities incurred in any of NYLIAC’s other business operations (except to the extent that assets in the Separate Accounts exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Accounts are credited to or charged against the assets of the Separate Accounts, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Accounts is entirely independent on the investment performance of the Fixed Account and any other separate account of NYLIAC.

Separate Account-III currently has 65 Investment Divisions, some of which may not be available under your policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

The Portfolios

The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

We offer no assurance that any of the Eligible Portfolios will attain their respective stated objectives.

The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called “mixed funding.” The Funds also may make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called “shared funding.” Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund’s investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the Mainstay VP Funds Trust and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative,

34

marketing, and support services that would otherwise be provided by the Fund, the Fund’s investment adviser, or its distributor.

We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from “Rule 12b-1” fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.15% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

35

The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS
MainStay VP Funds Trust	New York Life Investment Management LLC	MainStay VP Bond;

MainStay VP Cash Management;

MainStay VP Conservative Allocation;

MainStay VP Floating Rate;

MainStay VP Growth Allocation;

MainStay VP Moderate Allocation;

MainStay VP Moderate Growth Allocation;

	Subadvisers: Dimensional Fund Advisors LP; DuPont Capital Management Corporation	MainStay VP DFA/DuPont Capital Emerging Markets Equity

	Subadviser: Eagle Asset Management, Inc.	MainStay VP Eagle Small Cap Growth*

	Subadviser: Janus Capital Management LLC	MainStay VP Janus Balanced*

	Subadviser: Massachusetts Financial Services Company	MainStay VP MFS® Utilities Portfolio

	Subadviser: Pacific Investment Management Company LLC	MainStay VP PIMCO Real Return

	Subadviser: T. Rowe Price Associates, Inc.	MainStay VP T. Rowe Price Equity Income

	Subadviser: Van Eck Associates Corporation	MainStay VP Van Eck Global Hard Assets

	Subadviser: MacKay Shields LLC (“MacKay”)	MainStay VP Convertible; MainStay VP Flexible Bond Opportunities; MainStay VP Government; MainStay VP High Yield Corporate Bond;

	Subadviser: Madison Square Investors LLC	MainStay VP Balanced; MainStay VP Common Stock; MainStay VP Growth Equity; MainStay VP International Equity; MainStay VP Mid Cap Core; MainStay VP S&P 500 Index;

	Subadviser: Institutional Capital LLC	MainStay VP ICAP Select Equity

	Subadviser: Winslow Capital Management, Inc.	MainStay VP Large Cap Growth

	Subadvisers: Epoch Investment Partners, Inc. (“Epoch”) and MacKay	MainStay VP Income Builder

	Subadviser: Epoch	MainStay VP U.S. Small Cap

BlackRock® Variable Series Funds, Inc.	BlackRock Advisors, LLC Subadvisers: BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock® Global Allocation V.I. Fund

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FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS
Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisers, LLC	Columbia Variable Portfolio — Small Cap Value Fund
Dreyfus Investment Portfolios	The Dreyfus Corporation	Dreyfus IP Technology Growth
Fidelity® Variable Insurance Products Fund	Fidelity Management and Research Company (“FMR”) Subadvisers: FMR Co., Inc. (“FMRC”) and other affiliates of FMR	Fidelity® VIP Contrafund® Fidelity® VIP Equity-Income Fidelity® VIP Mid Cap
Janus Aspen Series	Janus Capital Management LLC	Janus Aspen Worldwide Portfolio
MFS® Variable Insurance Trust	Massachusetts Financial Services Company (“MFS”)	MFS® Investors Trust Series; MFS® Research Series;
Neuberger Berman Advisers Management Trust	Neuberger Berman Management LLC Subadviser: Neuberger Berman LLC	Neuberger Berman AMT Mid-Cap Growth Portfolio
The Royce Capital Fund	Royce & Associates, LLC	Royce Micro-Cap Portfolio
Victory Variable Insurance Funds	Victory Capital Management Inc.	Victory VIF Diversified Stock

*	New allocations to the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions will not be accepted from policyowners who were not invested in the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Division on February 17, 2012. For existing policyowners, if you remove all of your Accumulation Value from the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions on or after February 17, 2012, you will not be able to reinvest in these Investment Divisions.

Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, the sub-advisers, and the Portfolios. The Funds’ prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios. NYLIAC is not responsible for choosing the Investment Divisions or the amounts allocated to each. You are responsible for determining that these decisions are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. You bear the risk of any decline in the value of your policy resulting from the performance of the Portfolios you have chosen.

Investment selections should be based on a thorough investigation of all of the information regarding the Eligible Portfolios that are available to you, including each Fund’s prospectus, statement of additional information, and annual and semi-annual reports. Other sources, such as the Fund’s website or newspapers and financial and other magazines, provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Additions, Deletions, or Substitutions of Investments

NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

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We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment, or other conditions warrant.

In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine it with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account as permitted by law.

Reinvestment

We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

THE POLICIES

These are flexible premium policies which means additional premium payments can be made. It is issued on the lives of individual Annuitants. For single premium polcies, this section is modified as indicated in Appendix I of this Prospectus.

The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select, as well as the interest credited on the Fixed Accumulation Value and the DCA Accumulation Value. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios’ investments.

As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non- Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved “Transfer of Ownership” form in effect at the time of the request. This change will take effect as of the date you signed the form, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth, and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.

Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state.

The New York Life Premium Plus II Variable Annuity became available for sale in the following jurisdictions as follows: Alaska, Arizona, Arkansas, Colorado, Washington DC, Delaware, Georgia, Indiana, Kansas, Michigan, Mississippi, Missouri, Nebraska, Nevada, New Hampshire, North Dakota, Ohio, Oklahoma, Rhode Island, South Dakota, Tennessee, West Virginia, Wisconsin and Wyoming on June 2, 2003; Hawaii, Idaho, Illinois, Kentucky and Montana on March 1, 2004; Florida, Maine and Vermont on May 1, 2004, Alabama on July 1, 2004; Louisiana, Maryland and New Mexico on August 1, 2004; Connecticut on October 1, 2004; Virginia on March 1, 2005 and New York on May 1, 2005.

Selecting the Variable Annuity That’s Right for You

In addition to the policies described in this Prospectus, We offer other variable annuities, each having different features, fees, and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon, and policy feature preferences.

The availability of optional policy features may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your

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time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the Policy Date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

Qualified and Non-Qualified Policies

We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

(1) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions, in each case in accordance with the employer’s plan document and/or applicable tax requirements (see FEDERAL TAX MATTERS—Qualified Policies—Important Information Regarding Final Code Section 403 (b) Regulations). We will no longer be accepting contributions or issuing new policies for ERISA 403(b) plans;

(2) Section 408 or 408A Individual Retirement Annuities (IRAs), including: Roth IRAs, Inherited IRAs, SEPS and SIMPLE IRAs.

Please see “FEDERAL TAX MATTERS” for a detailed description of these plans.

If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. These additional features and benefits include:

•	A guaranteed death benefit, as explained in this Prospectus.

•	The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

•	A Fixed Account that features a guaranteed fixed interest rate.

•	An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other investment divisions offered under the policy.

•	The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.

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Policy Application and Premium Payments

To purchase a policy, you must complete an application. The application is sent by your registered representative to NYLIAC’s Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 18 of this Prospectus.) If the application is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment to the investment options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 18 of this Prospectus.) If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC’s retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will refund the initial premium payment immediately. This product is no longer available for new sales.

Acceptance of applications is subject to NYLIAC’s rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. Acceptance of initial and subsequent premium payments is subject to Our suitability standards.

Separate Account III currently consists of 65 Investment Divisions, some of which may not be available under your policy, as well as the DCA Advantage Plan Account and the Fixed Account. We will credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. You may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative or the DCA Advantage Plan Account at the time a premium payment is made.

Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for

SIMPLE IRAs) and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $2,000 or such lower amount as We may permit at any time. Additional premium payments can be made until 12 months after you or the Annuitant reach(es) age 80. The currently available methods of payment are direct payments to NYLIAC or any other method agreed to by Us. You may make additional premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment. You must allocate a minimum of $5,000 to the DCA Advantage Plan Account.

For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or applicable law.

Tax-Free Section 1035 Exchanges

Subject to certain restrictions, you can make a tax-free exchange under Section 1035 of the Code of all or a portion of one annuity contract, or all of a life insurance policy for an annuity contract. Section 1035 also provides that an annuity contract may be exchanged in a tax-free transaction for a long-term care insurance policy. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

•	you might have to pay a withdrawal charge on your previous contract,

•	there will be a new withdrawal charge period for this Contract (not applicable for single premium contracts),

•	other charges under this Contract may be higher (or lower),

•	the benefits may be different,

•	you will no longer have access to any benefits from your previous contract (or the benefits may be different), and

•	access to your cash value following a partial exchange may be subject to tax-related limitations.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a 10 percent federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest. New York Life may accept standard electronic instructions from another insurance carrier for purpose of effecting a 1035 exchange or

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Rollover. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Payments Returned for Insufficient Funds

If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privileges to pay by check or electronically will be suspended until VPSC receives a written request to reinstate it in a form acceptable to us at one of the addresses noted in Question 16 of this Prospectus, and We agree.

Credit

We will apply a Credit to your Accumulation Value at the time of each premium payment (for single premium policies, “Credit” is modified in Appendix 1 of this Prospectus). The Credit is calculated as a percentage of each premium payment. The percentage will depend on the Credit Rate schedule then in effect, and will never be less than 2.00%. The Credit Rate applicable to a premium payment varies, depending on the total amount of premium payments received under the policy (“Total Accumulated Premiums”). Withdrawals will not reduce Total Accumulated Premiums. In addition, if We receive more than one premium payment within 180 days of the Policy Date, We will adjust the Credits applied to such payments using the Credit Rate applicable to the later payment(s) made during that period. We will apply any additional Credit amounts resulting from such adjustments as of the date We receive the later premium payment.

As of the date of this prospectus, the Credit Rate schedule is as follows:

Total Accumulated Premiums		Credit Rate
at least	less than
minimum	$50,000	3.00%
$50,000	$100,000	3.25%
$100,000	$500,000	4.00%
$500,000	$1,000,000	5.00%
$1,000,000*	$2,500,000	5.00%
$2,500,000	$5,000,000	5.00%
$5,000,000	unlimited	5.00%

*	Total Accumulated Premiums in excess of $1,000,000 are subject to prior approval. (See “POLICY APPLICATION AND PREMIUM PAYMENTS.”)

You may qualify for the 5% Credit Rate if your initial premium payment is less than $500,000, if you and up to four of your immediate family members purchase a New York Life Premium Plus or New York Life Premium Plus II Variable Annuity policy at the same time and the aggregate premium paid on all of the policies is at least $1.5 million. In order to aggregate premiums among immediate family members, you must, before purchasing the policy, inform your registered representative that you have policies that can be aggregated.

With notice to you, in Our sole discretion, We may change both the Credit Rates and the Total Accumulated Premium brackets applicable to future premium payments under your policy. Subsequent premium payments will receive the Credit Rate then in effect for the applicable bracket. In setting the Credit Rates and associated brackets, NYLIAC will consider fixed and variable expenses incurred in policy issue, servicing and maintenance, the average length of time that policies issued remain in force along with the mortality experience of those policies, and NYLIAC’s competitive position in the market place.

We will deduct the amount of the Credit from the amount returned to you if you cancel your policy. (See “YOUR RIGHT TO CANCEL (“FREE LOOK”).”) Also, in states where permitted, We may deduct from the death benefit proceeds any Credit applied within the 12 months immediately preceding the date of death of the owner or Annuitant. (See “DEATH BEFORE ANNUITY COMMENCEMENT.”)

Credits are allocated to the same Allocation Alternatives based on the same percentages used to allocate your premium payments. We do not consider Credits to be premium payments for purposes of any discussion in this prospectus. Credits are also not considered to be your investment in the policy for tax purposes.

Fees and charges for a policy with a Credit may be higher than those for other policies. For example, We use a portion of the surrender charge and Separate Account charge to help recover the cost of providing the Credit under the policy. (See “CHARGES AND DEDUCTIONS” and “SELECTING THE VARIABLE ANNUITY THAT’S RIGHT FOR YOU.”)

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Over time, the amount of the Credit may be more than offset by those higher charges. We expect to make a profit from those charges.

There may be circumstances in which the purchase of a New York Life Premium Plus Variable Annuity or a New York Life Premium Plus II Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which might have lower fees but no Credit. This may be the case, for example, if you intend to make fewer and/or smaller premium payments into the policy, or if you anticipate retaining the policy for a significant time beyond the surrender charge period. Under certain circumstances (such as a period of poor market performance), the fees and charges associated with the Credit may exceed the sum of the Credit and any related earnings. You should consider this possibility before purchasing the policy.

Your Right to Cancel (“Free Look”)

You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in question 15 of this Prospectus or to the registered representative through whom you purchased it, with a written request for cancellation. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us, less the Credit, but without any deduction for premium taxes or a surrender charge. Otherwise, you will receive from Us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us, less the Credit, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

Issue Ages

To purchase a Non-Qualified Policy, you and the Annuitant must not be older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 80.

For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75, (between 0 and 75 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan.

Transfers

You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. You may not make transfers into the DCA Advantage Plan Account. Transfers made from the DCA Advantage Plan Account to the Investment Divisions are subject to different limitations (See “THE DCA ADVANTAGE PLAN.”) Except in connection with transfers made pursuant to traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, and the DCA Advantage Plan, the minimum amount that you may transfer from one Investment Division to other Investment Divisions or to the Fixed Account, is $500. Except for the traditional Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, and the DCA Advantage Plan, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. (See “THE FIXED ACCOUNT.”)

You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See “Virtual Service Center (VSC) and Interactive Voice Response System (IVR).”)

•	submit your request in writing on a form We approve to VPSC at one of the addresses listed in Question 16 of this prospectus (or any other address We indicate to you in writing);

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•	use the IVR at 800-598-2019;

•	speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

•	make your request through the Virtual Service Center.

NYLIAC is not liable for any loss, cost or expense for action based on telephone instructions which are believed to be genuine in accordance with these procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

Limits on Transfers

Procedures Designed to Limit Potentially Harmful Transfers—This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

•	reject a transfer request from you or from any person acting on your behalf;

•	restrict the method of making a transfer;

•	charge you for any redemption fee imposed by an underlying Fund; or

•	limit the dollar amount, frequency, or number of transfers.

Currently, if you or someone acting on your behalf requests by telephone and/or electronically transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will send you a letter notifying you that the transfer limitation has been exceeded. If We receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in Question 16 of this Prospectus. We will provide you with written notice when We take this action.

We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within six months of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

We may change these limitations or restrictions or add new ones at any time without prior notice; your policy will be subject to these changes regardless of the issue date of your policy. All transfers are subject to the limits set forth in this Prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

We apply Our limits on transfers procedures to all owners of this policy without exception.

Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

Risks Associated with Potentially Harmful Transfers—Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer

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activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

•

We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

•	Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

(1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

(2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios’ ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

•

Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

•	Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

(1)	an adverse effect on portfolio management, such as:

a)	impeding a portfolio manager’s ability to sustain an investment objective;

b)	causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

c)	causing an underlying Fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

(2)	increased administrative and Fund brokerage expenses.

(3)	dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio’s investments do not reflect an accurate value (sometimes referred to as “time-zone arbitrage” and “liquidity arbitrage”).

Speculative Investing

Do not purchase this policy if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your policy may not be traded on any stock exchange or secondary market. By purchasing this policy you represent and warrant that you are not using this policy, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

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Virtual Service Center (VSC) and Interactive Voice Response System (IVR)

Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. We may revoke VSC and IVR privileges for certain policyowners (see “Limits on Transfers”).

To enable you to access the IVR, you will automatically receive a Personal Identification Number (PIN). Along with your Social Security Number, the PIN will give you access to the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

In order to obtain policy information online via the VSC, you are required to register for access. Visit www.newyorklife.com/vsc and click the “Register Now” button to enroll. You will be required to register a unique User Name and Password to gain access. In a safe and secure environment, you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.

As described herein, We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost, or expense for any actions We take based on instructions received through IVR or VSC that We believe are genuine. We will confirm all transactions in writing.

Service requests are binding on all owners if the policy is jointly owned. Financial requests received after 4:00 p.m. (Eastern Time) or on non Business Days will be processed as of the next Business Day.

We make the VSC or IVR available at Our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable. If you are experiencing problems, you can send service requests to Us at one of the addresses listed in Question 16 of this Prospectus.

VSC

The VSC is open Monday through Friday, from 7 a.m. until 4 a.m., Saturday, from 7 a.m. until 10 p.m. and Sunday from 2 p.m. until 8 p.m. (Eastern Time).

The VSC enables you to:

•	e-mail your registered representative or VPSC;

•	obtain current policy values;

•	transfer assets between investment options;

•	change the allocation of future premium payments;

•	reset your password;

•	change your address;

•	obtain service forms;

•	view and download policy statements; and

•	modify an existing Automatic Asset Reallocation arrangement.

The VSC enables you to sign-up to receive future prospectuses and policyowner annual and semi-annual reports for your Policy online at www.newyorklife.com/vsc. Electronic delivery is not available for policies that are owned by corporations, trusts or organizations at this time.

IVR

The IVR is available 24 hours a day, seven days a week. We record all calls.

The IVR enables you to:

•	obtain current Policy values;

•	transfer assets between investment options;

•	change the allocation of future premium payments; and

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•	speak with one of Our Customer Service Representatives on Business Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).

Registered Representative Actions

You may authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a telephone request form. To authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions, you must send VPSC a Telephone Request Form completed in a form acceptable to Us to one of the addresses noted in Question 16 of this Prospectus. The Customer Service Representative will require certain identifying information (Social Security Number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See “The Policies—Transfers” for information on how to transfer assets between Investment Divisions.

NYLIAC does not permit current or former registered representatives to obtain authorization to effect policy transactions through the Telephone Request Form. Authorization to these registered representatives will be limited to accessing policy information only.

You may authorize Us to accept electronic instructions from a registered representative or a registered service assistant assigned to your policy in order to make premium allocations, transfers among investment options, Automatic Asset Reallocation (AAR) updates (if applicable) and changes to your investment objective and/or risk tolerance. Your AAR will be cancelled if a premium allocation change or fund transfer is submitted on your behalf and the AAR is not also modified at that time to be consistent with your fund transfer and premium allocation changes. To authorize the registered representative(s) or registered service assistants assigned to your policy to make premium allocations and transfers, you must send a completed Trading Authorization Form to VPSC at one of the addresses listed in Question 16 of this Prospectus. We may revoke Trading Authorization privileges for certain policyowners (See “Limits on Transfers”). Trading Authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. As these parties act on your behalf, you are responsible for and bear the consequences of their instructions and other actions, including any limits on transfers.

Faxed requests are not acceptable and will not be honored at any time. In addition, We will not accept e-mailed requests for policy transactions or emails of imaged, signed service requests. E-mail inquires that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

Dollar Cost Averaging Programs

The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC also offers a DCA Advantage Plan under which you may utilize a 6-month DCA Account. (See “THE DCA ADVANTAGE PLAN.”) We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year. There is no charge imposed for either Dollar Cost Averaging program.

We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock—Service Class Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

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Month	Amount Transferred	Accumulation Unit Value	Accumulation Units Purchased
1	$100	$10.00	10.00
2	$100	$ 8.00	12.50
3	$100	$12.50	8.00
4	$100	$ 7.50	13.33

Total	$400	$38.00	43.83

The average unit price is calculated as follows:

Total share price	=	$38.00	=	$9.50

Number of months		4

The average unit cost is calculated as follows:

Total amount transferred	=	$400.00	=	$9.13

Total units purchased		43.83

In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

(a) Traditional Dollar Cost Averaging

This option, which is available at no additional cost, permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

NYLIAC will make all traditional Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process transfers under our Traditional Dollar Cost Averaging Option, VPSC must have received a completed Traditional Dollar Cost Averaging request form at one of the addresses listed in Question 16 of this Prospectus no later than five Business Days prior to the date transfers are to begin. If your Traditional Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed Traditional Dollar Cost Averaging request forms must be sent to VPSC at one of the addresses listed in Question 16 of this Prospectus. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

You may cancel the Traditional Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

(b) The DCA Advantage Plan

This feature, which is available at no additional cost, permits you to set up automatic dollar cost averaging using the 6-month DCA Advantage Plan Account when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the Traditional Dollar Cost Averaging, Automatic Asset

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Reallocation, or Interest Sweep options. In order to obtain the DCA Advantage Account you must send a completed DCA Advantage Account request form to VPSC at one of the addresses listed in Question 16 of this Prospectus.

You must allocate a minimum of $5,000 to the DCA Advantage Plan Account. If you send less than the $5,000 minimum to be allocated to the DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions that you have specified to receive transfers from the DCA Advantage Plan Account. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Account are to be made. You may not make transfers from the DCA Advantage Plan Account into the Fixed Account (if available). However, you may not select the DCA Advantage Plan Account if its duration would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Account will be transferred to the Investment Divisions in 6 monthly transfers. Dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day (on the next Business Day if the day is not a Business Day) each subsequent month for the duration of the DCA Advantage Plan Account. If a transfer is scheduled to occur on a day that does not exist in a month, it will be processed on the last day of that month or on the next Business Day if the last day of that month is not a Business Day. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of the DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.

You may not have more than one DCA Advantage Plan Account open at the same time. Accordingly, any subsequent premium payment We receive for a DCA Advantage Plan Account that is already open will be allocated to that same DCA Advantage Plan Account. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the DCA Advantage Plan Account under which the 6-month term will end on December 31, 2012 and you make a subsequent premium payment to the 6-month DCA Advantage Plan Account before December 31, 2012, We will allocate the subsequent premium payment to the same 6-month DCA Advantage Plan Account already opened and transfer the entire value of the 6-month DCA Advantage Plan Account to the Investment Divisions by December 31, 2012 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 6-month period. If an additional premium payment is allocated to the DCA Advantage Plan Account after the duration has expired, the Plan will be re-activated and will earn the interest rate in effect on the Business Day the new premium payment is received at VPSC.

You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Plan Account. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

You cannot make transfers into the DCA Advantage Plan Account from any Allocation Alternative.

Automatic Asset Reallocation

This option, which is available at no additional cost, allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible – Service Class Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity – Service Class Investment Division. Over time, the fluctuations in each of these Investment Division’s investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 16 of this Prospectus. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business days before the date transfers are scheduled to begin. If your completed Automatic Asset Reallocation request form for this option is received less than five Business Days prior to the date you request it to begin, the reallocation will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. You may modify an existing Automatic Asset Reallocation Option by contacting Us by phone at the number provided in Question 17 of this Prospectus. The minimum Accumulation Value required to elect this option is $2,500. We will suspend this feature automatically if the Separate Account Value is less than $2,000 on a reallocation date. Once the Separate Account Value equals or exceeds this amount, Automatic Asset Reallocation will resume automatically as scheduled. There is no minimum amount that you must allocate among the

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Investment Divisions under this option. Your Automatic Asset Reallocation will be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current Automatic Asset Reallocation arrangements. You may prevent this cancellation if a conforming Automatic Asset Reallocation change is processed within one Business Day of the inconsistent premium allocation change or transfer.

You may cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation Option, you may send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus or contact us by phone at the number provided in Question 17 of this Prospectus. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option. However, you have the option of alternating between these two features.

Interest Sweep

This option, which is available at no additional cost, allows the interest earned on monies allocated to the Fixed Account to be transferred from the Fixed Account to one or any combination of Investment Divisions. You must specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th and 31st of a month). To process an Interest Sweep transfer you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 16 of this Prospectus. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form within the five Business Days prior to the date you request it to begin, the transfer will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day). There is no charge imposed for the Interest Sweep option.

You may request the Interest Sweep option in addition to either traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.

You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. We may also cancel this option if the Fixed Accumulation Value is less than $2,500, or such a lower amount as We may determine.

To establish a new Interest Sweep transfer after the option has been cancelled, you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 16 of this Prospectus. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form at least five Business Days prior to the date you request it to begin, transfers will begin on the day of the month you specify in the month following the receipt of your request. Faxed requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion.

Accumulation Period

(a) Crediting of Premium Payments

You can allocate a portion of each premium payment to one or more Investment Division, the DCA Advantage Plan Account and or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $100 (or such lower amount as We may permit). You may also allocate all or a portion of each premium payment to the DCA Advantage Plan Account. The minimum amount that you may allocate to the DCA Advantage Plan Account is $5,000. (See “THE DCA ADVANTAGE PLAN.”) We will allocate additional premium payments to the Allocation Alternatives and/or the DCA Advantage Plan Account at the close of the Business Day on which they are received by NYLIAC. We will apply Credits to the same Allocation Alternatives and/or the DCA Advantage Plan Account based on the same percentages used to allocate your premium payments.

We will credit that portion of each premium payment (and any Credit thereon) you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the

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amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of Business Day We are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See “THE FIXED ACCOUNT” for a description of interest crediting.)

(b) Valuation of Accumulation Units

The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

Riders

At no additional charge, We include a Living Needs Benefit/Unemployment Rider for all types of policies. As described below, this Rider provides for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan and Enhanced Beneficiary Benefit (EBB) Riders described below, which are available at an additional cost. We also include the Enhanced Spousal Continuance Rider (if the EBB Rider is elected) at no additional cost. The riders are only available in those states where they have been approved. Please consult with your registered representative regarding the availability of these riders in your jurisdiction. Please note that benefits under the riders are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC.

(a) Living Needs Benefit/Unemployment Rider

This rider is available in jurisdictions where approved. Please contact your registered representative to determine the availability of this rider. Rider benefits and requirements to qualify for the rider benefits may not be the same in all jurisdictions. In Connecticut, the rider is named the “Living Needs Benefit Rider” and the Unemployment and disability portions of the rider are not available. In New York, the rider is named “Waiver Of Surrender Charges For Living Needs Qualifying Events” and the Unemployment portion of the rider is not available. In New Jersey, the rider is named the “Living Needs Benefit Rider” and the Unemployment portion of the rider is not available.

You may be eligible to receive all or a portion of the Accumulation Value of your policy without paying a surrender charge if you provide satisfactory proof that a Qualifying Event (as defined below) has occurred. In order to receive the benefit associated with this rider, your policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000 and the Qualifying Event must occur on or after the Policy Date. For the Disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply. In addition, none of the benefits of this rider are available for policies where any Owner(s) has attained their 86th birthday on the Policy Date.

The types of Qualifying Events are defined as follows:

Health Care Facility: The Owner is enrolled and living in a Health Care Facility for 60 consecutive days.

Terminal Illness: A determination by a licensed physician that the Owner has a life expectancy of 12 months or less.

Disability: A determination by a licensed physician that the Owner has a disability that prevents them from performing any work for pay or profit for at least 12 consecutive months.

Unemployment: A determination letter from the applicable state’s Department of Labor that the Owner qualifies for and has been receiving state unemployment benefits for 60 consecutive days.

A Health Care Facility is defined as a state licensed/certified nursing home/assisted living facility. In addition, we may also require proof of continued disability as of the date of the withdrawal.

You will be able to receive benefits under this rider the later of the date you meet the above requirements or the date we receive your documentation in a form acceptable to Us at VPSC at one of the addresses listed in Question 16 of this Prospectus. There is no additional charge for this rider.

(b) Living Needs Benefit Rider

If the Annuitant enters a nursing home, becomes terminally ill or disabled, you, the policyowner may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force

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for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your documentation in a form acceptable to Us at VPSC. There is no additional charge for this rider.

(c) Unemployment Benefit Rider

For all Non-Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy’s Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state’s Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.

(d) Investment Protection Plan Rider (optional)

The Investment Protection Plan Rider is available only in jurisdictions where approved. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. To select this rider while the policy is in force, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See “CHARGES AND DEDUCTIONS—Other Charges—Investment Protection Plan Rider Charge.”) When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

The amount that is guaranteed under the rider will depend on when you select or reset it:

(i)	At the time of application: The amount that is guaranteed will equal the initial premium payment and Credit thereon, plus any additional premium payments and Credits thereon We receive in the first Policy Year, less all proportional withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

(ii)	While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals thereafter. The rider will take effect on the next Policy Anniversary following the date VPSC receives your application for the rider at one of the addresses listed in Question 16 of this Prospectus.

(iii)	Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. To reset the guaranteed amount, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in question 16 of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals thereafter. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See “CHARGES AND DEDUCTIONS—Other Charges—Investment Protection Plan Rider Charge” and “CHARGES AND DEDUCTIONS—Other Charges—Rider Risk Charge Adjustment.”)

In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send a written request to surrender the policy in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus no later than ten

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Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.

You may cancel this rider within 30 days after the delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. To cancel the rider, you must return it to VPSC at one of the addresses listed in Question 16 of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge that may have been deducted. (See “CHARGES AND DEDUCTIONS—Other Charges—Rider Risk Charge Adjustment.”) The cancellation of the rider will be effective as of the date VPSC receives your cancellation request.

This Rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA, SEP-IRA, and SIMPLE IRA policies if the policyowner is age 65 or younger on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.

Because this rider generally provides protection against decreases in the policy’s Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years. In addition, this rider has no impact on any amount paid upon your death or the death of the Annuitant.

Partial withdrawals will reduce the guaranteed amount and the amount of charges assessed for the rider. However, please note that charges assessed for this rider prior to the date of any partial withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted.

We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals (including required minimum distributions from IRAs) will impact the guaranteed amount. In this example, We have assumed the following:

(1)	the rider is selected at the time of application;

(2)	an initial premium payment of $100,000 is made;

(3)	a Credit of $4,000 is applied to your policy;

(4)	no additional premium payments are made;

(5)	a withdrawal of $20,000 is made in the eighth Policy Year;

(6)	the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

(7)	the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

The guaranteed amount at time of application was $104,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

Proportional withdrawal = ($20,000/$80,000) x $104,000 = $26,000

To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount: ($104,000–$26,000) = $78,000. If this policy is surrendered in the tenth Policy Year, the policyowner receives $78,000 even though the Accumulation Value has decreased to $50,000.

(e) Enhanced Beneficiary Benefit Rider (optional)

The Enhanced Beneficiary Benefit (EBB) Rider is available only at the time of application, in jurisdictions where approved. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on

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Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you or the Annuitant (if you are not the Annuitant) die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

While this rider is in effect, We will deduct a charge from your Accumulation Value each policy quarter. (See “CHARGES AND DEDUCTIONS—Other Charges—Enhanced Beneficiary Benefit Rider Charge.”)

The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds at VPSC. The applicable percentage varies based upon your or the Annuitant’s issue age, whichever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

Age of Oldest Owner or Annuitant at Issue	Range of Applicable Percentages
70 or younger	Not less than 40% nor greater than 60%
71 to 75 inclusive	Not less than 20% nor greater than 40%

When you select the EBB Rider, the applicable percentage will appear on your Policy Data Page. The applicable percentage for the policy will not change once the policy is issued. Please check with your registered representative for further details.

The Gain equals the policy’s Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less proportional withdrawals (“EBB Proportional Withdrawals”). EBB Proportional Withdrawals are the amount(s) withdrawn from the policy (including any surrender charges, if applicable) divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary at VPSC. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this rider, the applicable percentage will appear on your Policy Data Page. Please check with your registered representative for further details.

There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy’s Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (see THE POLICIES—Riders—Enhanced Spousal Continuance Rider), 4) if We elect to terminate the policy pursuant to the policy’s termination provision, or 5) if you transfer ownership of the policy. As discussed below in “THE POLICIES—Riders—Enhanced Spousal Continuance Rider”, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. This rider cannot be cancelled without surrendering your policy. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

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Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this Rider. In this example, We assume the following:

1.	The rider is elected at the time of application;

2.	You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

3.	A withdrawal of $20,000 is made in the fourth Policy Year;

4.	Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

5.	If You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

6.	The Enhanced Beneficiary Benefit Rider percentage equals 50%.

First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

Proportional Withdrawal = ($20,000/$250,000) x $200,000 = $16,000

Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus EBB Proportional Withdrawals):

Adjusted Premium Payments = $200,000 – $16,000 = $184,000

Third, the Gain is calculated (Accumulation Value – Adjusted Premium Payments):

Gain = $250,000 – $184,000 = $66,000

Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

Enhanced Beneficiary Benefit = $66,000 x 50% = $33,000

In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

(f) Enhanced Spousal Continuance Rider (optional)

If you select the EBB Rider at the time of application (see above), your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance Rider (“ESC Rider”) at no charge. The ESC Rider will not be included on policies sold in connection with Section 403(b) tax-sheltered annuities.

Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are not the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Account).

The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. This rider cannot be cancelled without surrendering your policy.

Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

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Policyowner Inquiries

Your inquiries and written requests for service must be addressed to NYLIAC as indicated in the response to Questions 16, 17 and 18 of this Prospectus. Facsimile requests for service will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation with the transaction in question. You must provide Us with the nature of the error, the date of the error, the corresponding telephone reference number (if applicable) and any other relevant details.

Records and Reports

NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks (“Check-o-Matic”), payments forwarded by your employer (“list billing”), or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. It is important that your confirmation and quarterly statements be reviewed immediately to ensure that there are no errors. In order to correct an error, you must call it to Our attention within 15 days of the date of the statement. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (see Question 17 of this Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, We reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. In addition, no new service requests can be processed until a valid current address is provided.

CHARGES AND DEDUCTIONS

Surrender Charges

Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies (for single premium policies, surrender charges are modified as indicated in Appendix 1 of this Prospectus). The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or the DCA Advantage Plan Account from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan Account is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Account.

The maximum surrender charge will be 8% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 8% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Payment Year, until the eighth Payment Year, after which no charge is made, as shown in the following chart:

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Amount of Surrender Charge

Payment Year	Surrender Charge
1	8%
2	8%
3	8%
4	7%
5	6%
6	5%
7	4%
8	3%
9+	0%

In no event will the aggregate surrender charge applied under the policy exceed nine percent (9.0%) of the total Premium Payments.

Exceptions to Surrender Charges

We will not assess a surrender charge:

(a)	on amounts you withdraw in any Policy Year that are less than or equal to the greater of (i) 10% of the Accumulation Value as of the last Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year) less any prior surrender charge free withdrawals during the Policy Year; (ii) 10% of the Accumulation Value at the time of withdrawal, less any prior surrender charge free withdrawals during the Policy Year; or (iii) the Accumulation Value less accumulated premium payments.

(b)	if NYLIAC cancels the policy;

(c)	when We pay proceeds upon the death of the policyowner;

(d)	when you select a Life Income Payment option in any Policy Year after the first Policy Anniversary;

(e)	when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy (this amount will, however, count against the first exception);

(f)	on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider;

(g)	on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code; and

(h)	when the aggregate surrender charges under a policy exceed 9.0% of the total premium payments.

Other Charges

(a) Separate Account Charge

Prior to the Annuity Commencement Date, We deduct a daily charge from the assets of the Separate Account to compensate Us for certain mortality and expense risks We assume under the policies and for providing policy administration services. The charge equals 1.60% (annualized) of the daily average Variable Accumulative Value for the New York Life Premium Plus Variable Annuity and 1.75% (annualized) of the daily average Variable Accumulative Value for the New York Life Premium Plus II Variable Annuity. We guarantee that this charge will not increase.

If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these proceeds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy’s Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services. We expect to make a profit from this charge, which We may use for any purpose, including expenses associated with the Credit.

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(b) Policy Service Charge

We deduct an annual policy service charge of $30 each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $100,000. We deduct the annual policy service charge from each Allocation Alternative and the DCA Advantage Plan Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

(c) Investment Protection Plan Rider Charge (optional)

The Investment Protection Plan Rider is available as an option under the policy. If you select the Investment Protection Plan, We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. We will deduct this charge beginning with the first policy quarter after the effective date of the rider. (See “RIDERS—INVESTMENT PROTECTION PLAN RIDER.”) We will deduct the charge from each Allocation Alternative and the DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.

The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. The current charge for this Rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you select this feature.

If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

(d) Rider Risk Charge Adjustment (optional)

If you cancel the Investment Protection Plan Rider, We will deduct a one-time Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date that either VPSC (at one of the addresses listed in Question 16 of this Prospectus) or the registered representative receives your cancellation request. (See “RIDERS—INVESTMENT PROTECTION PLAN RIDER”). In most jurisdictions, We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and the DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

We will not change the adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. You should check with your registered representative to determine the percentage We are currently charging before you select this feature.

If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued.

(e) Fund Charges

The value of the assets of the Separate Account will indirectly reflect the Funds’ total fees and expenses. The Funds’ total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund’s prospectus and/or SAI.

(f) Transfer Fees

There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under Dollar Cost Averaging, Interest Sweep, the DCA Advantage Plan and Automatic Asset Reallocation do not count toward this transfer limit.

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(g) Enhanced Beneficiary Benefit Rider Charge (optional)

If you elect the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. In most jurisdictions, this charge will be deducted quarterly from each Allocation Alternative and the DCA Advantage Plan Account, if applicable, in proportion to its percentage of the Accumulation Value.

The maximum annual charge is 1.00% of the policy’s Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy’s Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you elect this rider. This charge will not change once your policy is issued.

Group and Sponsored Arrangements

For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

Taxes

NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either: (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC’s status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the Separate Account reserves under the policies. (See “FEDERAL TAX MATTERS.”) Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

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DISTRIBUTIONS UNDER THE POLICY

Surrenders and Withdrawals

You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request on a form acceptable to Us to VPSC at one of the addresses listed on Question 16 of this Prospectus. Fax transmissions are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value at the end of the Business Day that VPSC receives the written request, less any outstanding loan balance, surrender charges, taxes that We may deduct, and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See “DELAY OF PAYMENTS.”)

Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals (the penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA Plan.) (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”) In addition, taxable surrenders and withdrawals may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

(a) Surrenders

We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See “INCOME PAYMENTS.”) Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”)

(b) Partial Withdrawals

The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Account in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Account, We will allocate the partial withdrawal on a pro-rata basis. We will pay any partial withdrawals generally within seven days after we receive all of the necessary documentation and information. Your requested partial withdrawal will be effective on the date we receive your written request. However, if the day we receive your request is not a Business Day or if your request is received after the close of the NYSE, then the requested partial withdrawal will be effective on the next Business Day. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”)

If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Account from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Account, less any surrender charge that may apply, to you. If honoring a partial withdrawal request would result in an Accumulation Value of less than $2,000, we reserve the right to terminate your policy, subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

Also note that partial withdrawal requests for amounts greater than $25,000, or partial withdrawal requests made from policies that are less than 90 days old or that effected an address or ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 16 of this

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Prospectus. Faxed requests are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed partial withdrawal requests or e-mails of imaged, signed requests.

(c) Periodic Partial Withdrawals

You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (may not be the 29th, 30th or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). To process Periodic Partial Withdrawals, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. NYLIAC must receive a request in writing no later than five Business Days prior to the date the withdrawals are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. You must specify the Investment Divisions and/or the Fixed Account from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”) If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account. You may not make periodic partial withdrawals from the DCA Advantage Plan Account.

You can elect to receive “Interest Only” periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. This option is not available for policies issued in the State of New York. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise.

(d) Hardship Withdrawals

Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be “Hardship Withdrawals.” The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

Required Minimum Distribution Option

For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner’s death.

Our Right to Cancel

If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation (modified as indicated in Appendix 1 of this Prospectus). We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

Annuity Commencement Date

The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. The earliest possible annuity commencement date is the first Policy Anniversary. If We agree, you may change the Annuity Commencement Date to an earlier date. If We agree, you may also defer the Annuity Commencement Date to a later date, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus.

The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

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Death Before Annuity Commencement

Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date VPSC receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 16 of this Prospectus. For policies owned by a grantor trust, all of whose grantors are individuals, benefits will be paid upon the death of any grantor. The amount will be the greater of:

(a)	the Accumulation Value, less any outstanding loan balance, less Credits applied within the 12 months immediately preceding death (in states where permitted).

(b)	the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those partial withdrawals, less any rider charges; or

(c)	the “reset value” plus any additional premium payments and Credits made since the most recent “Reset Anniversary,” unless the Credits occur within the immediately preceding 12 months of death (in states where permitted), less any outstanding loan balance, “proportional withdrawals” made since the most recent Reset Anniversary and any surrender charges applicable to such “proportional withdrawals,” and any rider charges since the last Reset Anniversary.

We recalculate the reset value, with respect to any policy, every year from the Policy Date (“Reset Anniversary”) until you or the Annuitant reaches age 80. For policies owned by a grantor trust, the Reset Value will be recalculated until any grantor reaches age 80. On the first Policy Anniversary, We calculate the reset value by comparing (a) the Accumulation Value; and (b) the total of the premium payments made to the policy, plus any premium Credits less any proportional withdrawals, surrender charges on those withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on a comparison between (a) the Accumulation Value on the current Reset Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments and premium Credits since the prior Reset Anniversary, less any proportional withdrawals since the prior Reset Anniversary, surrender charges on those withdrawals, and less any policy service charges or rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.

A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed and surrender charges on those withdrawals, during the first Policy Year, less any rider charges; or b) the Reset Value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary and surrender changes on those withdrawals, in the second and subsequent Policy Years, less any rider charges.

We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

(1)	you purchase a policy with a $200,000 premium payment;

(2)	a Credit of $8,000 is applied to your Policy;

(3)	the Accumulation Value immediately preceding the withdrawal is $250,000;

(4)	a $20,000 withdrawal is made after the second Policy Anniversary;

(5)	the Accumulation Value is $220,000 on the last Policy Anniversary (Reset Anniversary); and

(6)	you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

The death benefit is the greater of:

(a)	Accumulation Value: $175,000;

(b)	Premium payments less any partial withdrawals: $180,000 ($200,000 - $20,000); or

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(c)	Reset value - the greater of:

(a) Current Accumulation Value: $175,000; and

(b) Last Reset Value, plus premiums, less withdrawals. That is:

  $220,000 + $0 - (($20,000/$250,000)($220,000))

  = $220,000 - (0.08)($220,000)

  = $220,000 - $17,600

  = $202,400

In this example, your Beneficiary(ies) would receive $202,400.

The formula guarantees that the amount We pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such withdrawals, less any rider charges, independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life Income Payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and the DCA Advantage Plan Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that We may offer at any time.

We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

(i)	under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

(ii)	under another Income Payment option We may offer at the time.

Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner’s death (as determined for federal tax purposes), and must begin within one year after the policyowner’s death. (See “INCOME PAYMENTS.”)

If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and, (b) The Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”)

If the Annuitant and, where applicable under another Income Payment option, the joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

We will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 16 of this Prospectus, subject to postponement in certain circumstances. (See “DELAY OF PAYMENTS.”)

Income Payments

(a) Election of Income Payment Options

On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. (See “ANNUITY PAYMENTS” in the Statement of Additional Information.) We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. You may not request a lump sum payment to be made prior to the maturity date listed on the Policy Data Page of your policy. If the Life Income Payment Option is not chosen, you may change the Income Payment Option or request any other method of payment We agree to at any time before the Annuity Commencement Date. To change the Income Payment Option or to request

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another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment Options.

Effective for amounts received in taxable years beginning after December 31, 2010, a policyholder may elect to apply a portion of the Accumulation Value toward one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. A partial annuitization will reduce the benefits provided under this policy. The Accumulation Value will be reduced by the amount placed under one of the Income Payment options We may offer. Under a partial annuitization, the policy’s Accumulation Value, any riders under the policy and any charges assessed will be treated the same as they would under any other withdrawal from the policy’s Accumulation Value, except that surrender charges will not be assessed. (See “FEDERAL TAX MATTERS.”)

Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

Taxable Income Payments may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

(b) Proof of Survivorship

We may require satisfactory proof of survival from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

Delay of Payments

We will pay any amounts due from the Separate Account under the policy within seven days of the date VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request at one of the addresses listed in Question 16 of this Prospectus.

Situations where payment may be delayed:

1.	We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

(a)	The New York Stock Exchange (NYSE) is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission (SEC); or the SEC declares that an emergency exists;

(b)	The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

(c)	The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

2.	We may delay payment of any amounts due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or the DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

3.	Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or “freeze” a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.

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Designation of Beneficiary

You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner’s estate.

Restrictions Under Code Section 403(b)(11)

With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or due to a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

Under the final Code section 403(b) regulations, which the Department of Treasury published on July 26, 2007, employer contributions made to Code section 403(b) TSA contracts will be subject to new withdrawal restrictions. Under the new rules, amounts attributable to employer contributions to a Code section 403(b) TSA contract that is issued after December 31, 2008 may not be distributed earlier than the earliest of severance from employment or upon the occurrence of a certain event, such as after a fixed number of years, the attainment of a stated age, or disability. These new withdrawal restrictions do not apply to Code section 403(b) TSA contracts issued before January 1, 2009.

Under the terms of your Code section 403(b) plan, you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

Loans

Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employment Retirement Income Security Act of 1974 (ERISA). To request a TSA loan, you must send a written request on a form acceptable to Us to VPSC. Under your 403(b) policy, you may borrow against your policy’s Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. There must be a minimum Accumulation Value of $5,000 in the policy at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy’s Accumulation Value on the date of the loan or (b) $50,000 minus your highest outstanding principal balance in the previous 12 months from your policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code). Please note that adverse tax consequences could result from your failure to comply with this limitation. NYLIAC, and its affiliates and agents do not provide legal or tax advice nor assume responsibility or liability for any legal or tax consequences of any TSA loan taken under a 403(b) policy or the compliance of such loan with the Code limitations set forth in this paragraph or for determining whether any plan or loan is subject to and/or complies with ERISA.

We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions and/or DCA Advantage Plan Account on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York) of the outstanding loan balance.

For all loans, of the assets being held in the Fixed Account to secure 125% (110% in New York) of the loan amount, the interest rate credited to the amount representing the outstanding loan balance will be 2% less than the interest rate charged on the loan. The additional 25% (10% in New York) being held in the Fixed Account to secure the loan will be credited with the current declared interest rate for both non-ERISA and ERISA subject plans, but will always be at least equal to the minimum guaranteed interest rate stated on the data page of your policy.

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For plans subject to ERISA, interest charged will be based on the Prime Rate, as reported in the Wall Street Journal on the first business day of a calendar year or the Moody’s Corporate Bond Yield Average as of two months before the date the rate is determined. The rate is determined on the first business day of the calendar year. We will assess interest in arrears as part of the periodic loan repayments.

You must repay the loan on a periodic basis not less frequent than quarterly and over a period no greater than five years from the date it is taken. If a loan repayment is in default We will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out (FIFO) basis from amounts allocated to the Fixed Account.

We permit loans to acquire a principal residence under the same terms described above, except that:

(a)	the minimum loan amount is $5,000; and

(b)	repayment of the loan amount may be extended to a maximum of twenty-five years.

We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death.

Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans. We also deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal upon default of a loan repayment, including any applicable surrender charges.

THE FIXED ACCOUNT

The Fixed Account is supported by the assets in NYLIAC’s general account, which includes all of NYLIAC’s assets except those assets specifically allocated to NYLIAC’s separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

(a) Interest Crediting

NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy, to amounts allocated or transferred to the Fixed Account under the policies. Please see your Policy's Data Page for the guaranteed minimum interest rate applicable to your policy. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account.

Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments, any Credit thereon, and additional amounts (including transfers from other Investment Divisions) allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

(b) Transfers to Investment Divisions

You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

1.	The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value as of the beginning of each Policy Year.

2.

The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out

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(FIFO) basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep option or the DCA Advantage Plan, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

You must make transfer requests in writing in a form acceptable to Us and sent to VPSC at one of the addresses listed in Question 16 of this Prospectus, by telephone in accordance with established procedures or through our Virtual Service Center. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

THE DCA ADVANTAGE PLAN ACCOUNT

Like the Fixed Account, the DCA Advantage Plan Account is also supported by the assets in NYLIAC’s general account. The DCA Advantage Plan Account is not registered under the federal securities laws. The information contained in the first paragraph under “THE FIXED ACCOUNT” equally applies to the DCA Advantage Plan Account.

NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to the DCA Advantage Plan Account. We will never declare less than the minimum guaranteed interest rate stated on the Policy Data Page of your policy. Premium payments into the DCA Advantage Plan Account and any Credit thereon will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

The annual effective rate that We declare is credited only to amounts remaining in the DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate. Please note that interest credited under the DCA Advantage Account will exceed the actual investment earnings of NYLIAC less appropriate risk and expense adjustments. Excess interest amounts credited to the DCA Advantage Account will be recovered by fees and charges associated with the Investment Divisions in later Policy Years. The interest credited in later Policy Years may be less than that for the first Policy Year.

FEDERAL TAX MATTERS

Introduction

The following discussion is general and is not intended as tax advice. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC’s tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC’s understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

Taxation of Annuities in General

The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

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Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner’s Accumulation Value over the policyowner’s investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The “investment in the contract” generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual’s gross income. For policies issued in connection with qualified plans, the “investment in the contract” can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant’s life and that are paid from TSAs.

Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the “investment in the contract” at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the “investment in the contract” exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS’s view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the “investment in the contract” will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the “investment in the contract” bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant’s final tax return.

Effective for amounts received in taxable years beginning after December 31, 2010, a policyowner may elect to apply a portion of the Accumulation Value towards one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. If a policyowner chooses to partially annuitize a policy, the resulting payments will be taxed as fixed Income Payments described above, only if such payments are received for one of the following periods: (1) the annuitant’s life (or the lives of the joint annuitants, if applicable), or (2) a period of 10 years or more. Provided such requirements are met, the “investment in the contract” will be allocated pro rata between each portion of the policy from which amounts are received as an annuity and the portion of the policy from which amounts are not received as an annuity.

In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner’s (or, where the policyowner is not an individual, the Annuitant’s) death, (3) made as a result of the policyowner’s disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual’s gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

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A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

3.8 Percent Tax on Certain Investment Income

Beginning in 2013, in general, a tax of 3.8 percent will apply to net investment income (“NII”) received by an individual taxpayer to the extent his or her modified adjusted gross income (“MAGI”) exceeds certain thresholds (e.g., $250,000 in the case of taxpayers filing jointly, $125,000 in the case of a married taxpayer filing separately and $200,000 in the case of other individual taxpayers). For this purpose, NII includes gross income from various investments, including gross income received with respect to annuities that are not held through a tax-qualified plan (e.g., a traditional IRA or Section 403(b) plan). Such income (as well as gross income from tax qualified plans) will also increase a taxpayer’s MAGI for purposes of the taxable thresholds described above. This tax also applies to trusts and estates under a special set of rules. The IRS and the Treasury Department have not yet provided guidance regarding this new tax. You should consult your tax advisor to determine the applicability of this tax in your individual circumstances and with respect to any amount received under this annuity contract.

Partial Section 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract or a long-term care insurance policy. The IRS has issued guidance which provides that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a tax-free exchange, provided that no amounts (other than annuity payments made for life or for a term of at least 10 years) are distributed from either contract involved in the exchange for 180 days following the date of the transfer. If a taxpayer takes a distribution during this 180-day waiting period, the IRS guidance provides that the IRS will apply general tax principles to determine the tax treatment of the transfer and/or the distribution (e.g., in appropriate circumstances, as taxable “boot” or as a taxable distribution, effectively negating the tax-free exchange).

This IRS guidance, however, does not address the tax treatment of a partial exchange of an annuity contract for a long-term care insurance policy. Although we believe that taking a distribution or withdrawal from the Contract described in this prospectus within 180 days of a partial exchange of such Contract for a long-term care insurance policy should not cause such prior partial exchange to be treated as taxable, there can be no assurance that the IRS will not expand the 180-day rule described above to partial exchanges of an annuity contract for a long-term care insurance policy, or that the IRS will not provide other guidance with respect to such partial exchanges. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Qualified Policies

Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408, and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

(a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

Important Information Regarding Final Code Section 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final

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regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a “90-24 transfer”). Under this guidance, transfers and exchanges (both referred to below as “transfers”) are available only to the extent permitted under the employer’s written Code section 403(b) plan.

Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer’s Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a “failed” transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer’s Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer’s written Code section 403(b) plan no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant’s ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.

You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

(b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA”, including an employer-sponsored Simplified Employee Pension or “SEP”. Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.

(c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a “Roth Individual Retirement Annuity” or “Roth IRA.” Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Individuals generally may convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA provided applicable requirements are met. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

(d) Inherited IRAs. This policy may also be issued as an inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner’s spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an inherited IRA policy. The first RMD must be taken on or before December 31 of

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the calendar year following the year of the original IRA owner’s or eligible retirement plan participants’ death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

(e) SIMPLE IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a Simple IRA a percentage of compensation up to $11,500 for 2012 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contribution may be up to $2,500 for 2012 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.

The Qualified Policies are subject to the required minimum distribution (“RMD”) rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service (“IRS”). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. Your should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

Taxation of Death Benefits

The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

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DISTRIBUTION AND COMPENSATION ARRANGEMENTS

NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

The policies are sold by registered representatives of NYLIFE Securities, LLC (“NYLIFE Securities”), a broker- dealer that is an affiliate of NYLIFE Distributors. Your registered representative is also a licensed insurance agent with New York Life. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. Compensation may consist of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells, on sales production goals, and on the specific payment arrangements of the relevant broker-dealer. Differing compensation arrangements have the potential to influence the recommendation made by your registered representative or broker-dealer.

The maximum commission paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is typically 6.25% of all premiums received.

The total commissions paid for New York Life Premium Plus Variable Annuity policies during the fiscal years ended December 31, 2011, 2010 and 2009, were $865,608, $1,317,084 and $2,369,921, respectively.

The total commissions paid for New York Life Premium Plus II Variable Annuity policies during the fiscal years ended December 31, 2011, 2010 and 2009, were $500,128, $1,012,120 and $2,155,113, respectively.

NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

New York Life also has other compensation programs where registered representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities registered representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents.

NYLIFE Securities registered representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, qualification for recognition programs sponsored by New York Life depends on the sale of products manufactured and issued by New York Life or its affiliates.

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VOTING RIGHTS

The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC’s present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written or electronic communication prior to such meeting in accordance with procedures established by the relevant Fund.

If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

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TABLE OF CONTENTS FOR THE

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

How to obtain a New York Life Premium Plus Variable Annuity Statement of Additional Information.

The New York Life Premium Plus Variable Annuity Statement of Additional Information is posted on Our website, www.newyorklife.com. For a paper copy of the Statement of Additional Information, call (800) 598-2019 or send this request form to:

NYLIAC Variable Products Service Center

Madison Square Station

P.O. Box 922

New York, NY 10159

Please send me a New York Life Premium Plus Variable Annuity Statement of Additional Information dated May 1, 2012:

Name
Address
City	State	Zip

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APPENDIX 1

Prospectus Dated May 1, 2012

NYLIAC offered an individual single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity policies in Alabama, Maryland, Massachusetts, New Jersey, New York, Oregon, South Carolina and Washington. This Appendix modifies the May 1, 2012 Prospectus for the policies to describe the single premium version of the policies.

All capitalized terms have the same meaning as those in the Prospectus.

The principal differences between the single premium version and the flexible premium version of the policies are as follows. Under the single premium policies:

1)	You can only make one premium payment;

2)	There is a different surrender charge schedule; and

3)	The minimum premium payment is $5,000 for both Qualified and Non-Qualified policies. Accordingly, for single premium policies, the prospectus is amended in the following respects:

I. SINGLE PREMIUM ONLY

When reading this Appendix together with the Prospectus, keep in mind that only one premium payment is permitted under the single premium policies and only one Credit will be applied to such premium payment. Exceptions to this rule apply only in cases where part of your purchase payment is funded from another source, such as 1035 exchange, rollover, or transfer from an institution. In such cases, We may receive parts of your purchase payment on different business days.

Accordingly, except in the circumstances described above, all references throughout the prospectus to premium payments in the plural (and any Credits thereon) should be read to mean the singular. Further, references to allocations of premium payments (and any Credits thereon) should be read to mean an allocation of the premium or any portion thereof (and any Credits thereon). Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy. The Credit Rate is shown on the Policy Data Page of your policy.

In addition, replace the definition of “Credit” in the Prospectus with the following:

Credit—An amount We will apply to your Accumulation Value at the time of your premium payment. The Credit is calculated as a percentage (“Credit Rate”) of the premium payment.

Replace all references to “Payment Year” throughout the Prospectus with “Policy Year,” and delete the definition of “Payment Year.”

Replace question “6” with the following:

6.	What is the minimum and maximum premium payment?

The minimum premium payment is $5,000. The maximum premium payment We accept is $1,500,000 without prior approval. For Qualified Policies, you may not make a premium payment in excess of the amount permitted by law for the plan.

II. SURRENDER CHARGE

Under the single premium policies, the surrender charge is as follows:

Payment Year	Surrender Charge
1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9+	0%

Therefore, all references in the prospectus to the surrender charge, such as in the “TABLE OF FEES AND EXPENSES,” under Question 5, under “SELECTING THE VARIABLE ANNUITY THAT’S RIGHT FOR YOU” and under “CHARGES AND DEDUCTIONS—AMOUNT OF SURRENDER CHARGE,” are modified accordingly. Please remember this Appendix lowers only the surrender charge for the single premium version of the policies. All other fees and charges described in the prospectus remain unchanged.

Also, as a result of the lower surrender charge under the single premium policies, the expense example in the Table of Fees and Expenses is modified as follows:

You would pay the following expenses on a $10,000 allocation in the Investment Division listed, assuming a 5% annual return on assets:

1. If you surrender your policy at the end of the stated time period:

For New York Life Premium Plus Variable Annuity policies purchased on or after June 2, 2003:

	Expenses if you surrender your policy
Investment Division	1 yr	3 yr	5 yr	10 yr
MainStay VP DFA / DuPont Capital Emerging Markets Equity - Service Class
without any Riders	$1,131.85	$1,826.95	$2,437.34	$4,005.75
with IPP Rider	$1,193.98	$2,008.11	$2,733.53	$4,568.86
with EBB Rider	$1,161.47	$1,914.33	$2,581.79	$4,288.48
with IPP & EBB Riders	$1,223.60	$2,094.91	$2,876.04	$4,842.81

For New York Life Premium Plus Variable Annuity policies purchased prior to June 2, 2003:

	Expenses if you surrender your policy
Investment Division	1 yr	3 yr	5 yr	10 yr
MainStay VP DFA / DuPont Capital Emerging Markets Equity - Initial Class
without any Riders	$1,106.76	$1,752.51	$2,310.23	$3,759.43
with IPP Rider	$1,168.89	$1,934.16	$2,611.37	$4,330.10
with EBB Rider	$1,136.42	$1,840.47	$2,459.75	$4,049.94
with IPP & EBB Riders	$1,198.55	$2,021.54	$2,755.64	$4,611.69

New York Life Premium Plus II Variable Annuity policies:

	Expenses if you surrender your policy
Investment Division	1 yr	3 yr	5 yr	10 yr
MainStay VP DFA / DuPont Capital Emerging Markets Equity - Service Class
without any Riders	$1,146.90	$1,871.43	$2,510.98	$4,150.51
with IPP Rider	$1,209.03	$2,052.29	$2,806.18	$4,709.14
with EBB Rider	$1,176.51	$1,958.46	$2,654.37	$4,428.66
with IPP & EBB Riders	$1,238.64	$2,138.75	$2,947.65	$4,978.59

Also, replace the third paragraph under “CHARGES AND DEDUCTIONS—SURRENDER CHARGES” with the following:

The maximum surrender charge will be 8% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time the premium payment or portion thereof is in your policy before it is withdrawn. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first two Policy Years is 8% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Policy Year, until the eighth Policy Year, after which no charge is made.

III. MAINTENANCE OF POLICY VALUE

Replace the paragraph under question “8.” and under “DISTRIBUTIONS UNDER THE POLICY—OUR RIGHT TO CANCEL” with the following:

If a partial withdrawal, together with any surrender charges, would reduce the Accumulation Value of your policy to less than $2,000, We reserve the right to terminate your policy. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

Replace the heading of question “8.” with: “8. MAY WE TERMINATE YOUR POLICY?”

IV. MINIMUM PREMIUM PAYMENT

Replace the first sentence of the fourth paragraph under “POLICY APPLICATION AND PREMIUM PAYMENTS” with:

Unless We permit otherwise, the minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies.

Statement of Additional Information

May 1, 2012

for

New York Life Premium Plus Variable Annuity

New York Life Premium Plus II Variable Annuity

From

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A Delaware Corporation)

51 Madison Avenue, Room 251

New York, New York 10010

Investing in

NYLIAC Variable Annuity Separate Account-III

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI contains information that expands upon subjects discussed in the current New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity Prospectus dated May 1, 2012. You may obtain a copy of the Prospectus by calling NYLIAC at (800) 598-2019 or writing to NYLIAC Variable Products Service Center, Madison Square Station, P.O. Box 922, New York, NY 10159. Terms used but not defined in this SAI have the same meaning as in the current New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity Prospectus.

If approved for sale in the specific state, NYLIAC is offering in the States of Alabama, Maryland, Massachusetts, New Jersey, New York, Oregon, South Carolina, and Washington an individual single premium version of the Policies. Appendix 1 of this SAI modifies this SAI to describe the single premium version of the policies.

THE POLICIES

The following provides additional information about the policies and supplements the description in the Prospectus.

Valuation of Accumulation Units

Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the “Net Investment Factor” for that Investment Division for the current Business Day.

We determine the Net Investment Factor for Accumulation Value Based M&E Charge (Separate Account-III) policies for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the “Valuation Period”) by the following formula:

(a/b) – c

Where: a = the result of:

(1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

(2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the “ex-dividend” date occurs during the current Valuation Period;

b	= the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

c	= the daily Mortality and Expense Risk and Administrative Costs charge, which is 1/365th* of the annual Mortality and Expense Risk and Administrative Costs Charge shown on the Policy Data Page.

*	In a leap year, this calculation is based on 366 days.

ANNUITY PAYMENTS

We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant’s survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

GENERAL MATTERS

Non-Participating. The policies are non-participating. Dividends are not paid.

Misstatement of Age or Gender. If the Annuitant’s stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See “Income Payments—Election of Income Payment Options” in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

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Assignments. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Owner’s lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Owner’s lifetime, you must send a duly executed instrument of assignment to VPSC at one of the addresses listed in 16 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See “Federal Tax Matters—Taxation of Annuities in General” of the Prospectus.)

Modification. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

Incontestability. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

FEDERAL TAX MATTERS

Taxation of New York Life Insurance and Annuity Corporation

NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax-deductible reserves under the policy.

Tax Status of the Policies

Section 817(h) of the Code requires that the investments of the Separate Account must be “adequately diversified” in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner’s death; and (b) if any policyowner dies

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before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner’s date of death. For policies owned by a grantor trust, all of whose grantors are individuals, these distribution requirements apply at the death of any grantor. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner’s death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner’s surviving spouse (as defined under Federal law), the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these “death of Owner” rules apply when the primary Annuitant dies or is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient’s election if the recipient fails to supply NYLIAC with a “TIN” or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

NYLIAC holds title to assets of the Separate Accounts. The assets are kept physically segregated and held separate and apart from NYLIAC’s general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

STATE REGULATION

NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.
In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

RECORDS AND REPORTS

NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. It is important that your confirmation and Quarterly Statements be reviewed immediately to ensure that there are no errors. In order to correct an error, you must call it to Our attention within 15 days of the date of the statement.

It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See “How do I contact NYLIAC by Telephone or by the Internet?” in the Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, We reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

LEGAL PROCEEDINGS

NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities laws) and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

4

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC’s operating results for a given year.

FINANCIAL STATEMENTS

The consolidated balance sheet of NYLIAC as of December 31, 2011 and 2010, and the consolidated statements of income, of stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2011 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2011 and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the financial statements have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

OTHER INFORMATION

NYLIAC filed a Registration Statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Prospectus and Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission’s website at www.sec.gov.

5

NYLIAC Variable Annuity Separate Account-III

Financial Statements

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NYLIAC Variable Annuity Separate Account-III

Financial Statements

Series I Policies:	New York Life Variable Annuity* New York Life Flexible Premium Variable Annuity* New York Life Plus Variable Annuity* New York Life Flexible Premium Variable Annuity II

Series II Policies:	New York Life Access Variable Annuity*

Series III Policies:	New York Life Premium Plus Variable Annuity*

Series IV Policies:	New York Life Essentials Variable Annuity* New York Life Plus II Variable Annuity*

Series V Policies:	New York Life Select Variable Annuity*

Series VI Policies:	New York Life Premium Plus II Variable Annuity*

Series VII Policies:	New York Life Complete Access Variable Annuity

Series VIII Policies:	New York Life Premier Variable Annuity

Series IX Policies:	New York Life Premier Plus Variable Annuity

*Includes policies formerly known as LifeStages® and MainStay

Statement of Assets and Liabilities

As of December 31, 2011

	MainStay VP Bond— Initial Class	MainStay VP Cash Management	MainStay VP Common Stock— Initial Class

ASSETS:
Investment, at net asset value	$108,145,394	$332,417,990	$89,219,272
Dividends due and accrued	—	3,032	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(26,735)	(360,647)	(40,199)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	3,939	52,096	3,152
Administrative charges	356	3,121	344

Total net assets	$108,114,364	$332,005,158	$89,175,577

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$73,095,916	$96,687,738	$75,478,776
Series II Policies	461,094	10,448,683	228,837
Series III Policies	25,051,971	74,706,430	9,525,716
Series IV Policies	9,382,896	73,473,549	3,916,071
Series V Policies	122,487	3,041,161	26,177
Series VI Policies	—	35,211,500	—
Series VII Policies	—	11,898,385	—
Series VIII Policies	—	14,948,584	—
Series IX Policies	—	11,589,128	—

Total net assets	$108,114,364	$332,005,158	$89,175,577

Series I variable accumulation unit value	$21.36	$1.31	$23.67

Series II variable accumulation unit value	$17.16	$1.07	$8.17

Series III variable accumulation unit value	$16.75	$1.05	$8.19

Series IV variable accumulation unit value	$15.14	$1.03	$11.67

Series V variable accumulation unit value	$14.26	$0.99	$12.77

Series VI variable accumulation unit value	$—	$1.01	$—

Series VII variable accumulation unit value	$—	$9.61	$—

Series VIII variable accumulation unit value	$—	$9.68	$—

Series IX variable accumulation unit value	$—	$9.61	$—

Identified Cost of Investment	$101,326,241	$332,420,682	$98,182,089

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Convertible— Initial Class	MainStay VP Government— Initial Class	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class

$94,643,230	$79,102,024	$100,640,075	$340,629,691	$170,330,648	$76,171,531	$40,815,706
—	—	—	—	—	—	—

(26,218)	(38,217)	(24,344)	9,238	(18,732)	(86,982)	(30,878)

3,423	2,888	3,508	12,271	6,176	2,663	1,480
324	260	407	1,175	592	297	135

$94,613,265	$79,060,659	$100,611,816	$340,625,483	$170,305,148	$76,081,589	$40,783,213

$66,848,537	$52,557,031	$90,435,345	$252,818,512	$121,925,573	$66,512,808	$27,571,719
837,442	528,198	84,854	2,287,752	1,142,802	88,309	493,307
19,170,693	18,962,450	6,935,056	62,607,849	33,587,241	6,570,661	9,000,300
7,698,945	6,936,803	3,148,932	22,545,476	13,530,405	2,892,903	3,694,246
57,648	76,177	7,629	365,894	119,127	16,908	23,641
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

$94,613,265	$79,060,659	$100,611,816	$340,625,483	$170,305,148	$76,081,589	$40,783,213

$23.19	$19.85	$17.49	$31.52	$12.81	$21.88	$19.07

$12.95	$15.60	$6.49	$19.75	$11.73	$9.95	$11.50

$12.35	$15.37	$5.90	$19.33	$11.53	$9.49	$11.49

$15.35	$14.04	$10.01	$19.97	$12.62	$13.19	$13.73

$16.55	$13.28	$11.90	$20.47	$16.12	$14.48	$14.70

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—

$86,359,710	$77,477,384	$91,793,229	$323,504,907	$168,553,526	$76,869,157	$56,521,723

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	MainStay VP Large Cap Growth— Initial Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP S&P 500 Index— Initial Class

ASSETS:
Investment, at net asset value	$41,118,009	$62,411,417	$188,227,261
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	8,995	(33,381)	(51,628)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,471	2,292	6,676
Administrative charges	151	207	714

Total net assets	$41,125,382	$62,375,537	$188,168,243

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$31,724,360	$40,129,151	$155,587,488
Series II Policies	261,131	231,241	559,336
Series III Policies	6,382,112	15,290,759	22,681,304
Series IV Policies	2,702,015	6,686,319	9,305,548
Series V Policies	55,764	38,067	34,567
Series VI Policies	—	—	—
Series VII Policies	—	—	—
Series VIII Policies	—	—	—
Series IX Policies	—	—	—

Total net assets	$41,125,382	$62,375,537	$188,168,243

Series I variable accumulation unit value	$14.65	$15.55	$24.23

Series II variable accumulation unit value	$8.10	$16.58	$9.08

Series III variable accumulation unit value	$6.89	$15.89	$8.80

Series IV variable accumulation unit value	$11.69	$15.71	$12.06

Series V variable accumulation unit value	$13.72	$18.04	$13.96

Series VI variable accumulation unit value	$—	$—	$—

Series VII variable accumulation unit value	$—	$—	$—

Series VIII variable accumulation unit value	$—	$—	$—

Series IX variable accumulation unit value	$—	$—	$—

Identified Cost of Investment	$32,959,586	$50,639,067	$169,927,384

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

MainStay VP U.S. Small Cap— Initial Class	Alger Small Cap Growth— Class I-2 Shares	Calvert VP SRI Balanced Portfolio	Dreyfus IP Technology Growth— Initial Shares	Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Janus Aspen Balanced Portfolio— Institutional Shares

$28,118,516	$30,661,492	$27,261,180	$12,632,565	$163,705,609	$69,685,107	$220,517,691
—	—	—	—	—	—	—

(9,800)	(4,197)	(158)	9,067	(78,766)	(27,555)	(97,417)

1,034	1,094	1,036	474	5,841	2,510	7,795
93	115	80	39	605	248	839

$28,107,589	$30,656,086	$27,259,906	$12,641,119	$163,620,397	$69,654,794	$220,411,640

$17,671,597	$24,769,460	$12,712,111	$7,333,073	$129,589,621	$53,100,148	$178,669,178
181,012	171,206	121,220	38,258	1,062,979	294,723	959,809
6,982,031	4,393,990	4,505,905	3,977,225	23,442,903	12,394,491	27,883,563
3,247,323	1,286,834	3,713,571	1,158,944	9,321,919	3,767,792	12,770,229
25,626	34,596	577,106	133,619	202,975	97,640	128,861
—	—	2,045,288	—	—	—	—
—	—	298,751	—	—	—	—
—	—	1,561,838	—	—	—	—
—	—	1,724,116	—	—	—	—

$28,107,589	$30,656,086	$27,259,906	$12,641,119	$163,620,397	$69,654,794	$220,411,640

$12.20	$13.94	$19.23	$10.85	$26.07	$17.97	$28.69

$11.55	$9.65	$9.92	$13.07	$13.53	$11.56	$14.70

$11.56	$8.91	$9.60	$10.84	$12.96	$11.34	$13.78

$15.45	$18.48	$12.46	$13.15	$15.38	$11.66	$15.40

$18.63	$21.07	$13.13	$16.94	$17.72	$11.37	$15.47

$—	$—	$12.10	$—	$—	$—	$—

$—	$—	$11.41	$—	$—	$—	$—

$—	$—	$11.56	$—	$—	$—	$—

$—	$—	$11.40	$—	$—	$—	$—

$22,789,938	$20,982,757	$27,750,844	$11,802,662	$192,879,065	$84,980,349	$204,662,534

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	Janus Aspen Worldwide Portfolio— Institutional Shares	MFS® Investors Trust Series— Initial Class	MFS® Research Series— Initial Class

ASSETS:
Investment, at net asset value	$64,462,403	$8,690,752	$10,928,428
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(72,290)	(1,120)	(3,631)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2,244	315	392
Administrative charges	261	30	40

Total net assets	$64,387,608	$8,689,287	$10,924,365

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$57,271,737	$6,365,620	$8,613,088
Series II Policies	137,820	168,640	131,442
Series III Policies	4,791,370	1,567,681	1,668,899
Series IV Policies	2,163,899	575,584	502,344
Series V Policies	22,782	11,762	8,592
Series VI Policies	—	—	—
Series VII Policies	—	—	—
Series VIII Policies	—	—	—
Series IX Policies	—	—	—

Total net assets	$64,387,608	$8,689,287	$10,924,365

Series I variable accumulation unit value	$14.38	$10.46	$11.88

Series II variable accumulation unit value	$6.06	$9.17	$8.32

Series III variable accumulation unit value	$5.54	$8.98	$7.93

Series IV variable accumulation unit value	$9.27	$11.99	$12.98

Series V variable accumulation unit value	$11.44	$14.75	$15.33

Series VI variable accumulation unit value	$—	$—	$—

Series VII variable accumulation unit value	$—	$—	$—

Series VIII variable accumulation unit value	$—	$—	$—

Series IX variable accumulation unit value	$—	$—	$—

Identified Cost of Investment	$72,622,163	$8,055,025	$8,516,080

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

MFS® Utilities Series— Initial Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I	Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Equity Income Portfolio	UIF Emerging Markets Equity Portfolio— Class I	Van Eck VIP Global Hard Assets

$2,918,962	$2,108,475	$77,803,652	$61,597,144	$71,196,949	$42,145,768	$315,147,454
—	—	—	—	—	—	—

(801)	(278)	(11,069)	2,347	(13,794)	(5,889)	(76,705)

117	83	3,029	2,405	2,613	1,517	12,213
6	5	201	168	234	148	825

$2,918,038	$2,108,109	$77,789,353	$61,596,918	$71,180,308	$42,138,214	$315,057,711

$1,324,665	$843,006	$24,561,158	$19,101,128	$47,620,622	$30,983,607	$108,631,772
51,125	5,989	1,422,513	1,710,425	562,919	292,941	6,326,796
1,457,188	978,829	12,814,148	8,796,225	17,084,215	8,125,420	62,240,749
54,830	253,185	17,736,107	16,180,293	5,824,265	2,705,460	67,364,251
30,230	27,100	579,770	591,974	88,287	30,786	2,814,795
—	—	12,132,753	8,459,709	—	—	48,172,349
—	—	1,196,863	1,417,554	—	—	3,444,808
—	—	4,091,529	2,658,240	—	—	8,668,911
—	—	3,254,512	2,681,370	—	—	7,393,280

$2,918,038	$2,108,109	$77,789,353	$61,596,918	$71,180,308	$42,138,214	$315,057,711

$20.76	$13.63	$14.22	$13.24	$14.72	$21.28	$34.31

$24.17	$13.90	$14.41	$12.49	$13.89	$15.20	$34.77

$19.24	$13.92	$14.10	$12.76	$13.55	$17.57	$35.09

$31.31	$19.56	$14.00	$13.05	$12.17	$23.55	$33.44

$27.17	$18.35	$13.47	$12.15	$12.01	$29.35	$41.00

$—	$—	$13.91	$12.71	$—	$—	$36.37

$—	$—	$13.12	$12.39	$—	$—	$12.66

$—	$—	$13.32	$12.77	$—	$—	$11.79

$—	$—	$13.19	$12.79	$—	$—	$11.77

$2,866,321	$1,712,427	$70,357,069	$53,450,540	$80,102,032	$43,812,961	$324,661,234

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	MainStay VP Balanced— Service Class	MainStay VP Bond— Service Class	MainStay VP Common Stock— Service Class

ASSETS:
Investments, at net asset value	$84,260,488	$188,412,586	$37,072,068
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	6,982	35,256	(1,064)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	3,329	7,564	1,461
Administrative charges	209	395	100

Total net assets	$84,263,932	$188,439,883	$37,069,443

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$27,098,866	$33,668,063	$9,079,048
Series II Policies	2,095,659	6,164,200	627,032
Series III Policies	18,048,481	37,250,199	7,679,292
Series IV Policies	16,620,019	46,951,476	11,736,741
Series V Policies	905,422	3,565,978	288,451
Series VI Policies	14,061,406	30,902,582	6,830,565
Series VII Policies	621,126	6,869,825	179,550
Series VIII Policies	1,836,378	11,577,917	344,456
Series IX Policies	2,976,575	11,489,643	304,308

Total net assets	$84,263,932	$188,439,883	$37,069,443

Series I variable accumulation unit value	$11.63	$13.22	$13.00

Series II variable accumulation unit value	$11.49	$13.00	$10.31

Series III variable accumulation unit value	$11.49	$13.08	$12.73

Series IV variable accumulation unit value	$11.61	$13.25	$12.95

Series V variable accumulation unit value	$11.34	$12.72	$12.46

Series VI variable accumulation unit value	$11.38	$12.91	$12.62

Series VII variable accumulation unit value	$11.19	$11.40	$11.88

Series VIII variable accumulation unit value	$12.03	$11.44	$12.41

Series IX variable accumulation unit value	$12.01	$11.34	$11.83

Identified Cost of Investment	$82,663,815	$183,265,969	$42,069,843

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Conservative Allocation— Service Class	MainStay VP Convertible— Service Class	MainStay VP Flexible Bond Opportunities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Government— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Growth Equity— Service Class

$254,974,779	$167,506,469	$16,479,542	$209,311,883	$121,817,015	$87,122,330	$31,122,186
—	—	—	748,852	—	—	—

294,137	66,515	85,610	(534,462)	1,083	40,701	(20,010)

10,099	6,729	653	8,352	4,827	3,306	1,232
569	358	28	463	286	271	80

$255,258,248	$167,565,897	$16,564,471	$209,517,458	$121,812,985	$87,159,454	$31,100,864

$73,846,821	$31,872,082	$2,969,380	$51,128,515	$27,427,030	$37,185,384	$9,654,569
11,654,350	5,172,904	1,745,733	10,537,789	4,873,509	1,494,351	514,124
44,206,471	30,837,980	1,670,001	35,738,280	23,703,973	12,534,060	7,959,383
47,513,150	42,511,822	3,574,190	47,889,234	31,271,155	18,595,620	6,323,157
2,530,507	1,950,140	—	2,912,445	1,702,581	441,136	199,620
34,391,718	33,666,246	1,624,465	32,052,030	17,509,211	11,444,348	5,732,990
6,854,512	3,684,261	1,089,660	6,645,375	4,170,000	362,003	82,107
13,776,955	9,056,538	2,545,727	10,719,476	5,077,068	2,730,382	327,824
20,483,764	8,813,924	1,345,315	11,894,314	6,078,458	2,372,170	307,090

$255,258,248	$167,565,897	$16,564,471	$209,517,458	$121,812,985	$87,159,454	$31,100,864

$12.12	$14.73	$9.76	$11.31	$12.44	$10.07	$11.73

$11.99	$12.95	$9.75	$11.27	$12.49	$9.69	$10.50

$11.99	$14.68	$9.74	$11.18	$12.23	$9.77	$11.68

$12.02	$14.73	$9.75	$11.29	$12.45	$10.05	$11.70

$11.79	$14.23	$—	$11.20	$12.04	$9.58	$11.15

$11.79	$14.26	$9.73	$11.12	$12.12	$9.62	$11.40

$11.80	$12.20	$9.74	$10.99	$10.73	$11.59	$12.01

$11.87	$12.23	$9.76	$11.10	$10.89	$12.23	$11.83

$11.75	$12.35	$9.74	$10.97	$10.79	$11.84	$11.89

$238,023,444	$159,672,596	$16,760,078	$203,329,926	$121,642,098	$87,303,051	$29,049,531

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	MainStay VP High Yield Corporate Bond— Service Class	MainStay VP ICAP Select Equity— Service Class	MainStay VP Income Builder— Service Class

ASSETS:
Investments, at net asset value	$707,725,502	$257,540,252	$42,075,328
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	202,245	(384,172)	(4,585)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	28,767	10,230	1,685
Administrative charges	1,395	646	93

Total net assets	$707,897,585	$257,145,204	$42,068,965

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$120,718,324	$62,385,193	$11,250,881
Series II Policies	21,351,928	5,678,447	1,350,747
Series III Policies	161,427,918	52,711,195	10,657,884
Series IV Policies	159,155,387	70,201,542	7,685,763
Series V Policies	13,699,228	2,640,652	422,699
Series VI Policies	127,027,215	48,284,748	7,113,138
Series VII Policies	19,484,908	2,837,054	1,011,939
Series VIII Policies	31,909,652	6,727,251	865,885
Series IX Policies	53,123,025	5,679,122	1,710,029

Total net assets	$707,897,585	$257,145,204	$42,068,965

Series I variable accumulation unit value	$17.12	$13.92	$13.31

Series II variable accumulation unit value	$13.74	$11.32	$12.05

Series III variable accumulation unit value	$16.89	$13.71	$13.29

Series IV variable accumulation unit value	$17.28	$13.88	$13.63

Series V variable accumulation unit value	$16.58	$13.34	$12.86

Series VI variable accumulation unit value	$16.75	$13.54	$12.94

Series VII variable accumulation unit value	$12.79	$12.41	$12.15

Series VIII variable accumulation unit value	$12.70	$12.18	$12.14

Series IX variable accumulation unit value	$12.58	$12.06	$12.52

Identified Cost of Investment	$682,689,150	$245,021,690	$43,247,473

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

MainStay VP International Equity— Service Class	MainStay VP Large Cap Growth— Service Class	MainStay VP Mid Cap Core— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP S&P 500 Index— Service Class	MainStay VP U.S. Small Cap— Service Class

$129,298,302	$81,578,885	$162,332,993	$291,601,188	$257,140,913	$155,894,358	$68,006,232
—	—	—	—	—	—	—

(67,540)	140,390	(68,028)	(125,497)	(318,389)	(29,224)	(7,678)

5,071	3,252	6,426	11,420	9,908	6,157	2,675
329	192	426	714	674	415	185

$129,225,362	$81,715,831	$162,258,113	$291,463,557	$256,811,942	$155,858,562	$67,995,694

$30,302,461	$17,925,243	$42,182,988	$91,420,753	$92,726,267	$42,649,242	$19,124,665
3,441,558	1,560,361	2,929,746	11,133,323	4,024,070	1,988,653	1,119,159
24,135,223	13,972,413	35,756,200	46,008,513	32,060,313	36,569,684	14,721,818
37,459,595	21,513,255	44,541,075	59,654,640	48,242,980	41,368,990	18,601,391
1,796,162	1,249,294	1,859,013	2,336,441	946,927	1,856,154	700,716
22,971,228	14,589,114	30,288,728	42,852,367	29,624,938	27,050,871	11,826,979
1,386,992	2,043,882	792,542	3,475,339	1,650,027	743,076	408,293
4,477,219	4,256,858	2,241,367	17,007,278	22,841,878	1,611,462	661,367
3,254,924	4,605,411	1,666,454	17,574,903	24,694,542	2,020,430	831,306

$129,225,362	$81,715,831	$162,258,113	$291,463,557	$256,811,942	$155,858,562	$67,995,694

$13.94	$12.66	$16.69	$11.49	$10.85	$12.86	$16.70

$10.45	$13.13	$11.92	$11.27	$10.59	$10.69	$13.70

$13.59	$12.59	$16.39	$11.25	$10.60	$12.62	$16.28

$13.82	$12.76	$16.60	$11.41	$10.79	$12.84	$16.68

$13.01	$11.99	$16.15	$11.12	$10.30	$12.42	$15.87

$13.23	$12.42	$16.09	$11.15	$10.52	$12.51	$16.49

$9.26	$12.96	$13.02	$11.89	$11.61	$12.15	$13.10

$9.40	$12.83	$13.10	$11.87	$11.83	$12.76	$12.88

$9.33	$12.62	$13.27	$11.81	$11.84	$12.57	$12.98

$181,849,708	$71,993,639	$137,156,894	$277,191,786	$256,248,808	$151,288,248	$55,807,830

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	Alger Small Cap Growth— Class S Shares	BlackRock® Global Allocation V.I. Fund— Class III Shares	Columbia Variable Portfolio— Small Cap Value Fund— Class 2

ASSETS:
Investments, at net asset value	$32,882,194	$33,565,162	$41,688,739
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(6,181)	259,476	(34,336)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,298	1,328	1,630
Administrative charges	88	57	115

Total net assets	$32,874,627	$33,823,253	$41,652,658

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$8,508,679	$5,504,916	$12,750,346
Series II Policies	254,404	886,937	1,475,994
Series III Policies	7,779,895	6,028,990	6,468,529
Series IV Policies	9,905,455	7,846,478	11,300,758
Series V Policies	169,574	—	584,628
Series VI Policies	6,256,620	2,117,753	6,410,770
Series VII Policies	—	1,141,415	382,519
Series VIII Policies	—	5,598,827	1,521,704
Series IX Policies	—	4,697,937	757,410

Total net assets	$32,874,627	$33,823,253	$41,652,658

Series I variable accumulation unit value	$19.26	$8.94	$12.54

Series II variable accumulation unit value	$14.22	$8.93	$12.04

Series III variable accumulation unit value	$18.93	$8.92	$12.35

Series IV variable accumulation unit value	$19.10	$8.93	$12.46

Series V variable accumulation unit value	$18.27	$—	$12.09

Series VI variable accumulation unit value	$18.70	$8.91	$12.19

Series VII variable accumulation unit value	$—	$8.92	$12.13

Series VIII variable accumulation unit value	$—	$8.94	$12.98

Series IX variable accumulation unit value	$—	$8.92	$12.17

Identified Cost of Investment	$28,642,025	$36,003,333	$43,738,727

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Dreyfus IP Technology Growth— Service Shares	Fidelity® VIP Contrafund®— Service Class 2	Fidelity® VIP Equity- Income— Service Class 2	Fidelity® VIP Mid Cap— Service Class 2	Janus Aspen Balanced Portfolio— Service Shares	Janus Aspen Worldwide Portfolio— Service Shares	MFS® Investors Trust Series— Service Class

$41,677,991	$255,205,607	$104,904,986	$164,637,156	$148,168,294	$27,169,889	$6,735,772
—	—	—	—	—	—	—

(18,303)	(32,651)	(312,916)	(55,049)	16,005	(3,132)	419

1,632	10,034	4,164	6,372	5,870	1,061	264
110	683	269	455	345	73	18

$41,657,946	$255,162,239	$104,587,637	$164,575,280	$148,178,084	$27,165,623	$6,735,909

$11,173,234	$63,738,964	$26,800,868	$56,852,852	$34,438,112	$7,690,723	$1,731,590
875,864	5,438,331	2,325,188	2,990,301	3,641,630	637,915	89,866
7,619,518	46,882,580	22,968,533	28,124,827	29,279,536	5,414,298	1,716,697
11,395,673	76,322,013	27,742,211	38,750,169	35,734,324	7,236,329	1,950,825
363,052	3,420,047	1,238,557	1,476,809	1,904,586	260,695	73,992
5,771,704	44,292,147	19,217,817	23,329,344	22,212,866	4,098,943	982,431
634,998	2,694,875	678,817	2,283,390	1,807,745	410,246	14,267
2,031,703	7,033,644	1,625,027	6,225,931	9,084,619	781,558	142,250
1,792,200	5,339,638	1,990,619	4,541,657	10,074,666	634,916	33,991

$41,657,946	$255,162,239	$104,587,637	$164,575,280	$148,178,084	$27,165,623	$6,735,909

$14.15	$16.09	$12.62	$18.37	$15.31	$11.00	$13.02

$13.13	$12.39	$10.04	$16.57	$13.90	$9.23	$11.07

$13.96	$15.80	$12.26	$18.23	$15.25	$10.80	$12.97

$14.14	$16.31	$12.52	$18.75	$15.35	$10.93	$13.16

$13.64	$15.34	$12.20	$17.13	$14.85	$10.46	$12.69

$13.77	$15.48	$12.19	$18.33	$14.98	$10.47	$12.74

$12.57	$12.44	$12.38	$12.67	$11.50	$10.24	$9.93

$13.72	$12.48	$11.95	$12.53	$11.58	$10.65	$11.49

$13.47	$12.30	$12.22	$12.36	$11.47	$10.35	$10.37

$36,868,265	$292,686,950	$122,231,969	$167,181,443	$148,390,169	$30,109,658	$6,675,788

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	MFS® Research Series— Service Class	MFS® Utilities Series— Service Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S

ASSETS:
Investments, at net asset value	$7,560,666	$392,803,135	$30,203,238
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	5,254	(15,558)	134,954

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	298	15,339	1,198
Administrative charges	20	1,032	77

Total net assets	$7,565,602	$392,771,206	$30,336,917

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$2,122,304	$132,838,265	$9,042,508
Series II Policies	83,117	9,491,050	447,251
Series III Policies	1,761,771	70,763,570	5,680,635
Series IV Policies	1,823,070	83,514,026	6,719,424
Series V Policies	114,234	4,074,550	504,389
Series VI Policies	1,275,555	65,428,243	5,696,751
Series VII Policies	66,361	5,823,794	437,583
Series VIII Policies	205,102	10,673,803	785,897
Series IX Policies	114,088	10,163,905	1,022,479

Total net assets	$7,565,602	$392,771,206	$30,336,917

Series I variable accumulation unit value	$14.52	$24.12	$17.06

Series II variable accumulation unit value	$11.64	$21.72	$14.55

Series III variable accumulation unit value	$14.20	$25.36	$17.04

Series IV variable accumulation unit value	$14.12	$25.78	$17.77

Series V variable accumulation unit value	$14.05	$25.06	$16.92

Series VI variable accumulation unit value	$14.27	$25.02	$17.06

Series VII variable accumulation unit value	$11.94	$13.04	$13.77

Series VIII variable accumulation unit value	$12.38	$13.33	$14.72

Series IX variable accumulation unit value	$12.43	$13.10	$14.02

Identified Cost of Investment	$6,996,770	$408,949,944	$27,409,178

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

PIMCO Real Return Portfolio— Advisor Class	T. Rowe Price Equity Income Portfolio—II	UIF Emerging Markets Equity Portfolio— Class II	Victory VIF Diversified Stock— Class A Shares

$108,058,447	$140,849,675	$107,217,156	$17,295,511
4,547	—	—	—

498,784	(17,648)	(50,480)	(2,677)

4,299	5,598	4,204	661
192	360	275	53

$108,557,287	$140,826,069	$107,162,197	$17,292,120

$25,890,453	$31,068,835	$29,010,712	$4,872,223
3,364,415	2,572,319	2,347,720	1,013,091
16,384,999	26,189,272	21,823,889	2,325,445
16,681,353	42,380,057	27,145,160	6,276,252
—	2,427,223	1,076,590	392,611
13,204,512	27,439,335	17,885,514	1,766,132
8,974,706	1,808,602	1,327,098	81,348
11,794,566	4,118,253	3,859,542	351,414
12,262,283	2,822,173	2,685,972	213,604

$108,557,287	$140,826,069	$107,162,197	$17,292,120

$11.31	$13.15	$27.17	$11.40

$11.30	$10.65	$17.66	$10.04

$11.29	$12.94	$26.35	$11.12

$11.32	$13.17	$27.57	$11.06

$—	$12.65	$20.66	$10.70

$11.26	$12.78	$26.13	$11.00

$11.28	$12.17	$11.33	$10.37

$11.34	$12.02	$10.76	$11.00

$11.28	$12.06	$10.78	$11.16

$107,061,900	$155,570,235	$112,663,762	$17,933,568

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations

For the year ended December 31, 2011

	MainStay VP Bond— Initial Class	MainStay VP Cash Management	MainStay VP Common Stock— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$3,466,612	$27,295	$1,428,909
Mortality and expense risk charges	(1,510,585)	(3,869,087)	(1,259,916)
Administrative charges	(160,424)	(411,113)	(158,527)

Net investment income (loss)	1,795,603	(4,252,905)	10,466

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	30,226,292	194,898,519	18,973,339
Cost of investments sold	(27,580,336)	(194,913,794)	(22,050,416)

Net realized gain (loss) on investments	2,645,956	(15,275)	(3,077,077)
Realized gain distribution received	1,609,876	—	—
Change in unrealized appreciation (depreciation) on investments	136,597	19,769	3,462,362

Net gain (loss) on investments	4,392,429	4,494	385,285

Net increase (decrease) in net assets resulting from operations	$6,188,032	$(4,248,411)	$395,751

	MainStay VP Large Cap Growth— Initial Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP S&P 500 Index— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$—	$593,278	$3,365,913
Mortality and expense risk charges	(613,616)	(964,497)	(2,655,412)
Administrative charges	(76,329)	(102,295)	(331,527)

Net investment income (loss)	(689,945)	(473,514)	378,974

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	11,702,095	16,407,478	38,374,846
Cost of investments sold	(9,650,127)	(15,362,653)	(37,504,926)

Net realized gain (loss) on investments	2,051,968	1,044,825	869,920
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	(2,149,848)	(3,410,421)	(35,543)

Net gain (loss) on investments	(97,880)	(2,365,596)	834,377

Net increase (decrease) in net assets resulting from operations	$(787,825)	$(2,839,110)	$1,213,351

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Convertible— Initial Class	MainStay VP Government— Initial Class	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class

$2,469,445	$2,620,820	$504,013	$21,354,732	$2,627,836	$3,094,021	$1,584,746
(1,442,706)	(1,106,947)	(1,416,868)	(4,789,165)	(2,550,459)	(1,044,972)	(678,468)
(155,984)	(119,620)	(196,656)	(520,930)	(284,017)	(132,439)	(72,158)

870,755	1,394,253	(1,109,511)	16,044,637	(206,640)	1,916,610	834,120

21,847,653	25,432,407	18,308,454	100,728,159	42,810,169	14,504,210	11,839,962
(19,018,875)	(23,826,865)	(18,561,768)	(96,684,262)	(48,009,153)	(16,517,823)	(16,159,832)

2,828,778	1,605,542	(253,314)	4,043,897	(5,198,984)	(2,013,613)	(4,319,870)
—	651,574	—	—	—	—	—

(10,189,565)	(160,791)	(1,431,738)	(2,840,794)	(49,267)	2,292,609	(5,536,270)

(7,360,787)	2,096,325	(1,685,052)	1,203,103	(5,248,251)	278,996	(9,856,140)

$(6,490,032)	$3,490,578	$(2,794,563)	$17,247,740	$(5,454,891)	$2,195,606	$(9,022,020)

MainStay VP U.S. Small Cap— Initial Class	Alger Small Cap Growth— Class I-2 Shares	Calvert VP SRI Balanced Portfolio	Dreyfus IP Technology Growth— Initial Shares	Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Janus Aspen Balanced Portfolio— Institutional Shares

$269,491	$—	$359,955	$—	$1,766,015	$1,820,399	$5,777,802
(435,571)	(453,756)	(375,058)	(230,001)	(2,439,142)	(1,026,583)	(3,134,781)
(45,714)	(56,192)	(44,677)	(23,776)	(288,887)	(117,571)	(390,014)

(211,794)	(509,948)	(59,780)	(253,777)	(962,014)	676,245	2,253,007

9,163,808	7,347,265	5,004,373	9,639,549	39,063,545	17,956,141	47,436,801
(6,094,376)	(3,502,882)	(5,253,542)	(6,798,855)	(38,331,940)	(21,860,130)	(37,773,668)

3,069,432	3,844,383	(249,169)	2,840,694	731,605	(3,903,989)	9,663,133
—	—	—	—	—	—	12,572,974

(4,163,757)	(4,691,826)	1,100,239	(4,230,360)	(6,437,351)	3,119,543	(23,367,603)

(1,094,325)	(847,443)	851,070	(1,389,666)	(5,705,746)	(784,446)	(1,131,496)

$(1,306,119)	$(1,357,391)	$791,290	$(1,643,443)	$(6,667,760)	$(108,201)	$1,121,511

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)

For the year ended December 31, 2011

	Janus Aspen Worldwide Portfolio— Institutional Shares	MFS® Investors Trust Series— Initial Class	MFS® Research Series— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$443,156	$89,432	$100,988
Mortality and expense risk charges	(992,164)	(130,435)	(159,418)
Administrative charges	(136,112)	(15,187)	(19,860)

Net investment income (loss)	(685,120)	(56,190)	(78,290)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	12,919,826	2,186,128	2,538,621
Cost of investments sold	(15,673,293)	(1,863,913)	(1,800,754)

Net realized gain (loss) on investments	(2,753,467)	322,215	737,867
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	(8,341,813)	(587,021)	(859,812)

Net gain (loss) on investments	(11,095,280)	(264,806)	(121,945)

Net increase (decrease) in net assets resulting from operations	$(11,780,400)	$(320,996)	$(200,235)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

MFS® Utilities Series— Initial Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I	Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Equity Income Portfolio	UIF Emerging Markets Equity Portfolio— Class I	Van Eck VIP Global Hard Assets

$91,574	$—	$2,092,808	$219,507	$1,371,569	$226,561	$4,774,005
(38,923)	(36,155)	(1,254,628)	(926,930)	(1,072,600)	(724,045)	(5,597,705)
(3,116)	(3,469)	(133,041)	(96,120)	(112,235)	(83,348)	(556,602)

49,535	(39,624)	705,139	(803,543)	186,734	(580,832)	(1,380,302)

694,895	1,147,120	18,736,665	12,646,776	19,184,792	18,857,761	93,143,089
(802,313)	(811,387)	(20,847,102)	(12,447,371)	(20,986,607)	(24,292,191)	(84,933,224)

(107,418)	335,733	(2,110,437)	199,405	(1,801,815)	(5,434,430)	8,209,865
—	—	—	—	—	—	5,111,789

184,998	(304,640)	(10,843,936)	(2,641,832)	67,554	(5,412,643)	(83,775,969)

77,580	31,093	(12,954,373)	(2,442,427)	(1,734,261)	(10,847,073)	(70,454,315)

$127,115	$(8,531)	$(12,249,234)	$(3,245,970)	$(1,547,527)	$(11,427,905)	$(71,834,617)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)

For the year ended December 31, 2011

	MainStay VP Balanced— Service Class	MainStay VP Bond— Service Class	MainStay VP Common Stock— Service Class

INVESTMENT INCOME (LOSS):
Dividend income	$1,190,183	$5,501,608	$501,851
Mortality and expense risk charges	(1,277,540)	(2,605,652)	(586,951)
Administrative charges	(120,352)	(219,945)	(56,848)

Net investment income (loss)	(207,709)	2,676,011	(141,948)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	15,856,927	43,546,566	8,652,410
Cost of investments sold	(15,567,809)	(40,484,171)	(11,545,657)

Net realized gain (loss) on investments	289,118	3,062,395	(2,893,247)
Realized gain distribution received	—	2,722,980	—
Change in unrealized appreciation (depreciation) on investments	574,501	560,474	2,970,962

Net gain (loss) on investments	863,619	6,345,849	77,715

Net increase (decrease) in net assets resulting from operations	$655,910	$9,021,860	$(64,233)

	MainStay VP High Yield Corporate Bond— Service Class	MainStay VP ICAP Select Equity— Service Class	MainStay VP Income Builder— Service Class

INVESTMENT INCOME (LOSS):
Dividend income	$42,897,864	$3,350,303	$1,595,514
Mortality and expense risk charges	(10,510,097)	(4,031,715)	(625,290)
Administrative charges	(834,141)	(366,855)	(50,404)

Net investment income (loss)	31,553,626	(1,048,267)	919,820

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	112,082,892	44,205,541	8,267,157
Cost of investments sold	(111,750,600)	(49,850,815)	(9,505,532)

Net realized gain (loss) on investments	332,292	(5,645,274)	(1,238,375)
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	(2,652,543)	(2,769,323)	1,209,411

Net gain (loss) on investments	(2,320,251)	(8,414,597)	(28,964)

Net increase (decrease) in net assets resulting from operations	$29,233,375	$(9,462,864)	$890,856

Not all investment divisions are available under all policies.

(a)	For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Conservative Allocation— Service Class	MainStay VP Convertible— Service Class	MainStay VP Flexible Bond Opportunities— Service Class (a)	MainStay VP Floating Rate— Service Class	MainStay VP Government— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Growth Equity— Service Class

$5,147,694	$4,021,208	$417,063	$8,934,019	$3,682,255	$649,130	$78,669
(3,560,567)	(2,721,442)	(93,275)	(3,281,211)	(1,701,209)	(1,310,357)	(496,508)
(297,383)	(224,152)	(8,725)	(269,122)	(153,562)	(166,401)	(47,381)

1,289,744	1,075,614	315,063	5,383,686	1,827,484	(827,628)	(465,220)

43,414,171	30,671,624	2,931,148	72,573,920	39,213,418	16,444,256	6,250,619
(42,079,227)	(30,236,558)	(3,007,049)	(74,391,547)	(38,141,687)	(19,553,338)	(5,147,511)

1,334,944	435,066	(75,901)	(1,817,627)	1,071,731	(3,109,082)	1,103,108
1,010,233	—	—	—	985,264	—	—
(1,227,917)	(14,386,383)	(280,536)	(3,307,174)	657,502	(174,038)	(1,682,579)

1,117,260	(13,951,317)	(356,437)	(5,124,801)	2,714,497	(3,283,120)	(579,471)

$2,407,004	$(12,875,703)	$(41,374)	$258,885	$4,541,981	$(4,110,748)	$(1,044,691)

MainStay VP International Equity— Service Class	MainStay VP Large Cap Growth— Service Class	MainStay VP Mid Cap Core— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP S&P 500 Index— Service Class	MainStay VP U.S. Small Cap— Service Class

$4,571,319	$—	$1,126,289	$4,842,284	$2,607,350	$2,380,976	$495,077
(2,153,355)	(1,227,980)	(2,597,925)	(4,401,134)	(3,679,277)	(2,373,415)	(1,074,730)
(206,216)	(117,004)	(247,378)	(415,407)	(457,166)	(235,453)	(106,899)

2,211,748	(1,344,984)	(1,719,014)	25,743	(1,529,093)	(227,892)	(686,552)

19,475,971	16,247,125	32,212,115	66,728,845	37,093,268	26,912,102	17,631,673
(25,553,823)	(14,439,572)	(37,612,630)	(64,573,814)	(39,412,004)	(24,555,080)	(13,609,645)

(6,077,852)	1,807,553	(5,400,515)	2,155,031	(2,318,736)	2,357,022	4,022,028
—	—	—	678,385	—	—	—
(23,893,174)	(2,618,155)	(1,051,882)	(6,308,587)	(4,495,683)	(2,021,749)	(6,680,108)

(29,971,026)	(810,602)	(6,452,397)	(3,475,171)	(6,814,419)	335,273	(2,658,080)

$(27,759,278)	$(2,155,586)	$(8,171,411)	$(3,449,428)	$(8,343,512)	$107,381	$(3,344,632)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)

For the year ended December 31, 2011

	Alger Small Cap Growth— Class S Shares	BlackRock® Global Allocation V.I. Fund— Class III Shares (b)	Columbia Variable Portfolio— Small Cap Value Fund— Class 2

INVESTMENT INCOME (LOSS):
Dividend income	$—	$786,771	$409,375
Mortality and expense risk charges	(529,083)	(161,524)	(661,046)
Administrative charges	(52,413)	(24,718)	(66,575)

Net investment income (loss)	(581,496)	600,529	(318,246)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	6,755,741	2,152,274	14,555,694
Cost of investments sold	(5,088,685)	(2,302,273)	(15,805,243)

Net realized gain (loss) on investments	1,667,056	(149,999)	(1,249,549)
Realized gain distribution received	—	765,891	4,992,227
Change in unrealized appreciation (depreciation) on investments	(2,673,165)	(2,438,171)	(6,952,048)

Net gain (loss) on investments	(1,006,109)	(1,822,279)	(3,209,370)

Net increase (decrease) in net assets resulting from operations	$(1,587,605)	$(1,221,750)	$(3,527,616)

	MFS® Research Series— Service Class	MFS® Utilities Series— Service Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S

INVESTMENT INCOME (LOSS):
Dividend income	$51,238	$12,241,500	$—
Mortality and expense risk charges	(115,234)	(5,746,298)	(455,882)
Administrative charges	(12,013)	(565,622)	(43,621)

Net investment income (loss)	(76,009)	5,929,580	(499,503)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,475,332	63,634,937	9,790,290
Cost of investments sold	(1,279,032)	(66,536,165)	(9,187,806)

Net realized gain (loss) on investments	196,300	(2,901,228)	602,484
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	(296,444)	14,849,893	(717,163)

Net gain (loss) on investments	(100,144)	11,948,665	(114,679)

Net increase (decrease) in net assets resulting from operations	$(176,153)	$17,878,245	$(614,182)

Not all investment divisions are available under all policies.

(b)	For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Dreyfus IP Technology Growth— Service Shares	Fidelity® VIP Contrafund®— Service Class 2	Fidelity® VIP Equity- Income— Service Class 2	Fidelity® VIP Mid Cap— Service Class 2	Janus Aspen Balanced Portfolio— Service Shares	Janus Aspen Worldwide Portfolio— Service Shares	MFS® Investors Trust Series— Service Class

$—	$2,129,086	$2,500,476	$40,408	$3,325,140	$154,129	$55,463
(691,607)	(4,000,438)	(1,634,872)	(2,709,593)	(2,187,931)	(458,790)	(105,273)
(75,358)	(402,422)	(146,626)	(270,913)	(214,200)	(46,810)	(10,418)

(766,965)	(2,273,774)	718,978	(2,940,098)	923,009	(351,471)	(60,228)

15,247,530	42,812,176	20,365,570	37,342,005	22,092,359	6,089,655	1,288,784
(11,093,098)	(54,526,262)	(26,072,408)	(37,932,615)	(19,850,293)	(5,911,345)	(1,256,100)

4,154,432	(11,714,086)	(5,706,838)	(590,610)	2,242,066	178,310	32,684
—	—	—	317,490	7,683,969	—	—
(8,407,171)	2,223,549	3,992,126	(20,785,815)	(11,371,720)	(4,959,870)	(265,569)

(4,252,739)	(9,490,537)	(1,714,712)	(21,058,935)	(1,445,685)	(4,781,560)	(232,885)

$(5,019,704)	$(11,764,311)	$(995,734)	$(23,999,033)	$(522,676)	$(5,133,031)	$(293,113)

PIMCO Real Return Portfolio— Advisor Class	T. Rowe Price Equity Income Portfolio—II	UIF Emerging Markets Equity Portfolio— Class II	Victory VIF Diversified Stock— Class A Shares

$1,107,941	$2,249,221	$478,546	$129,481
(919,340)	(2,176,319)	(1,857,884)	(272,525)
(92,508)	(198,701)	(195,569)	(31,658)

96,093	(125,799)	(1,574,907)	(174,702)

16,535,395	24,695,166	30,300,359	4,432,718
(15,813,857)	(27,679,248)	(41,622,832)	(5,852,096)

721,538	(2,984,082)	(11,322,473)	(1,419,378)
2,949,891	—	—	—

1,420,981	(838,076)	(14,264,063)	(82,998)

5,092,410	(3,822,158)	(25,586,536)	(1,502,376)

$5,188,503	$(3,947,957)	$(27,161,443)	$(1,677,078)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets

For the years ended December 31, 2011

and December 31, 2010

	MainStay VP Bond— Initial Class		MainStay VP Cash Management
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,795,603	$2,092,679	$(4,252,905)	$(4,165,446)
Net realized gain (loss) on investments	2,645,956	1,797,036	(15,275)	(3,046)
Realized gain distribution received	1,609,876	1,660,247	—	—
Change in unrealized appreciation (depreciation) on investments	136,597	2,447,429	19,769	(25,441)

Net increase (decrease) in net assets resulting from operations	6,188,032	7,997,391	(4,248,411)	(4,193,933)

Contributions and (Withdrawals):
Payments received from policyowners	1,273,826	1,459,596	31,470,094	32,880,280
Policyowners’ surrenders	(17,853,551)	(19,321,438)	(81,319,004)	(70,151,992)
Policyowners’ annuity and death benefits	(1,866,932)	(2,164,877)	(2,881,129)	(2,759,109)
Net transfers from (to) Fixed Account	(2,309,228)	(947,412)	(11,640,076)	(13,552,730)
Transfers between Investment Divisions	(2,107,016)	7,862,099	165,568,711	(16,305,233)

Net contributions and (withdrawals)	(22,862,901)	(13,112,032)	101,198,596	(69,888,784)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(3,057)	—	(7)

Increase (decrease) in net assets	(16,674,869)	(5,117,698)	96,950,185	(74,082,724)
NET ASSETS:
Beginning of year	124,789,233	129,906,931	235,054,973	309,137,697

End of year	$108,114,364	$124,789,233	$332,005,158	$235,054,973

	MainStay VP High Yield Corporate Bond— Initial Class		MainStay VP ICAP Select Equity— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$16,044,637	$17,060,222	$(206,640)	$(1,331,547)
Net realized gain (loss) on investments	4,043,897	(2,290,780)	(5,198,984)	(10,835,176)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(2,840,794)	26,661,360	(49,267)	43,803,881

Net increase (decrease) in net assets resulting from operations	17,247,740	41,430,802	(5,454,891)	31,637,158

Contributions and (Withdrawals):
Payments received from policyowners	4,845,078	5,186,320	1,623,653	2,085,112
Policyowners’ surrenders	(54,246,816)	(59,131,926)	(26,951,221)	(26,597,123)
Policyowners’ annuity and death benefits	(6,435,760)	(5,323,838)	(2,463,711)	(2,815,277)
Net transfers from (to) Fixed Account	(7,337,154)	(4,271,303)	(3,132,407)	(2,440,991)
Transfers between Investment Divisions	(4,765,226)	9,743,392	(7,093,670)	(8,552,320)

Net contributions and (withdrawals)	(67,939,878)	(53,797,355)	(38,017,356)	(38,320,599)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(16,523)	—	(12,638)

Increase (decrease) in net assets	(50,692,138)	(12,383,076)	(43,472,247)	(6,696,079)
NET ASSETS:
Beginning of year	391,317,621	403,700,697	213,777,395	220,473,474

End of year	$340,625,483	$391,317,621	$170,305,148	$213,777,395

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Common Stock— Initial Class		MainStay VP Convertible— Initial Class		MainStay VP Government— Initial Class		MainStay VP Growth Equity— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

$10,466	$142,210	$870,755	$1,512,974	$1,394,253	$1,611,168	$(1,109,511)	$(1,047,886)
(3,077,077)	(6,800,376)	2,828,778	2,340,692	1,605,542	2,698,430	(253,314)	(3,144,022)
—	—	—	—	651,574	1,488,802	—	—
3,462,362	17,337,445	(10,189,565)	13,048,101	(160,791)	(1,872,255)	(1,431,738)	15,467,883

395,751	10,679,279	(6,490,032)	16,901,767	3,490,578	3,926,145	(2,794,563)	11,275,975

867,728	843,135	1,347,886	1,252,211	765,799	1,112,193	1,408,721	1,421,413
(11,629,349)	(12,118,637)	(14,478,998)	(14,561,159)	(11,471,230)	(15,519,479)	(11,950,270)	(12,523,486)
(1,223,273)	(1,949,038)	(1,522,032)	(1,758,949)	(1,538,437)	(1,817,132)	(1,310,941)	(1,825,471)
(1,486,200)	(1,423,082)	(2,451,996)	(1,447,105)	(1,467,165)	(841,274)	(1,401,600)	(1,011,655)
(3,716,533)	(4,522,365)	206,434	(862,047)	(4,183,794)	1,537,017	(2,765,853)	(3,586,862)

(17,187,627)	(19,169,987)	(16,898,706)	(17,377,049)	(17,894,827)	(15,528,675)	(16,019,943)	(17,526,061)

—	(3,998)	—	(6,211)	—	(1,525)	—	(1,044)

(16,791,876)	(8,494,706)	(23,388,738)	(481,493)	(14,404,249)	(11,604,055)	(18,814,506)	(6,251,130)

105,967,453	114,462,159	118,002,003	118,483,496	93,464,908	105,068,963	119,426,322	125,677,452

$89,175,577	$105,967,453	$94,613,265	$118,002,003	$79,060,659	$93,464,908	$100,611,816	$119,426,322

MainStay VP Income Builder— Initial Class		MainStay VP International Equity— Initial Class		MainStay VP Large Cap Growth— Initial Class		MainStay VP Mid Cap Core— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

$1,916,610	$1,392,916	$834,120	$1,004,340	$(689,945)	$(672,209)	$(473,514)	$(855,723)
(2,013,613)	(5,345,443)	(4,319,870)	(3,139,234)	2,051,968	649,091	1,044,825	(7,530,883)
—	—	—	—	—	—	—	—
2,292,609	14,411,566	(5,536,270)	3,657,875	(2,149,848)	6,143,352	(3,410,421)	23,262,938

2,195,606	10,459,039	(9,022,020)	1,522,981	(787,825)	6,120,234	(2,839,110)	14,876,332

936,097	836,304	526,212	626,080	557,356	441,415	681,823	806,654
(9,285,079)	(9,823,370)	(7,282,199)	(8,065,506)	(6,707,483)	(6,006,523)	(10,156,352)	(9,804,850)
(1,719,321)	(2,075,554)	(494,698)	(494,326)	(481,257)	(452,914)	(307,879)	(426,470)
(1,077,902)	(1,133,446)	(873,165)	(819,956)	(584,665)	(803,345)	(976,091)	(1,093,022)
(1,232,073)	(1,288,389)	(760,119)	(2,159,428)	252,810	(523,579)	(2,543,178)	(4,705,175)

(12,378,278)	(13,484,455)	(8,883,969)	(10,913,136)	(6,963,239)	(7,344,946)	(13,301,677)	(15,222,863)

—	(2,926)	—	(1,523)	—	(714)	—	(5,916)

(10,182,672)	(3,028,342)	(17,905,989)	(9,391,678)	(7,751,064)	(1,225,426)	(16,140,787)	(352,447)

86,264,261	89,292,603	58,689,202	68,080,880	48,876,446	50,101,872	78,516,324	78,868,771

$76,081,589	$86,264,261	$40,783,213	$58,689,202	$41,125,382	$48,876,446	$62,375,537	$78,516,324

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	MainStay VP S&P 500 Index— Initial Class		MainStay VP U.S. Small Cap— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$378,974	$678,993	$(211,794)	$(506,624)
Net realized gain (loss) on investments	869,920	(7,281,966)	3,069,432	(4,290,860)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(35,543)	33,105,977	(4,163,757)	12,082,014

Net increase (decrease) in net assets resulting from operations	1,213,351	26,503,004	(1,306,119)	7,284,530

Contributions and (Withdrawals):
Payments received from policyowners	1,835,245	1,842,553	323,439	317,217
Policyowners’ surrenders	(24,259,295)	(26,462,907)	(4,837,228)	(4,926,219)
Policyowners’ annuity and death benefits	(2,169,557)	(3,327,309)	(199,081)	(228,041)
Net transfers from (to) Fixed Account	(3,490,479)	(3,306,275)	(538,044)	(323,368)
Transfers between Investment Divisions	(6,322,776)	(7,084,111)	(2,527,849)	(2,430,430)

Net contributions and (withdrawals)	(34,406,862)	(38,338,049)	(7,778,763)	(7,590,841)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(9,470)	—	(1,964)

Increase (decrease) in net assets	(33,193,511)	(11,844,515)	(9,084,882)	(308,275)
NET ASSETS:
Beginning of year	221,361,754	233,206,269	37,192,471	37,500,746

End of year	$188,168,243	$221,361,754	$28,107,589	$37,192,471

	Fidelity® VIP Equity-Income— Initial Class		Janus Aspen Balanced Portfolio— Institutional Shares
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$676,245	$232,782	$2,253,007	$3,574,660
Net realized gain (loss) on investments	(3,903,989)	(3,392,283)	9,663,133	8,343,477
Realized gain distribution received	—	—	12,572,974	—
Change in unrealized appreciation (depreciation) on investments	3,119,543	13,723,747	(23,367,603)	5,488,367

Net increase (decrease) in net assets resulting from operations	(108,201)	10,564,246	1,121,511	17,406,504

Contributions and (Withdrawals):
Payments received from policyowners	641,129	939,818	2,643,217	2,025,228
Policyowners’ surrenders	(10,733,904)	(11,586,036)	(31,936,170)	(34,498,090)
Policyowners’ annuity and death benefits	(1,068,455)	(982,611)	(3,373,909)	(3,656,063)
Net transfers from (to) Fixed Account	(1,533,146)	(1,635,675)	(3,057,641)	(4,481,677)
Transfers between Investment Divisions	(2,755,260)	(3,498,912)	(6,959,469)	(2,962,235)

Net contributions and (withdrawals)	(15,449,636)	(16,763,416)	(42,683,972)	(43,572,837)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(6,121)	—	(7,951)

Increase (decrease) in net assets	(15,557,837)	(6,205,291)	(41,562,461)	(26,174,284)
NET ASSETS:
Beginning of year	85,212,631	91,417,922	261,974,101	288,148,385

End of year	$69,654,794	$85,212,631	$220,411,640	$261,974,101

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Alger Small Cap Growth— Class I-2 Shares		Calvert VP SRI Balanced Portfolio		Dreyfus IP Technology Growth— Initial Shares		Fidelity® VIP Contrafund®— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

$(509,948)	$(526,959)	$(59,780)	$(13,779)	$(253,777)	$(222,495)	$(962,014)	$(515,892)
3,844,383	3,868,227	(249,169)	(438,745)	2,840,694	810,025	731,605	(2,631,678)
—	—	—	—	—	—	—	85,473
(4,691,826)	4,393,022	1,100,239	3,034,140	(4,230,360)	3,178,344	(6,437,351)	31,420,812

(1,357,391)	7,734,290	791,290	2,581,616	(1,643,443)	3,765,874	(6,667,760)	28,358,715

179,149	226,508	2,084,911	1,701,659	203,503	130,118	1,986,783	1,890,254
(4,685,578)	(4,612,132)	(2,941,921)	(2,735,593)	(2,359,452)	(2,190,009)	(23,990,702)	(24,630,178)
(201,192)	(414,324)	(419,379)	(126,931)	(239,869)	(134,850)	(2,118,293)	(1,802,360)
(505,084)	(501,219)	461,240	125,721	(265,586)	(219,452)	(3,452,681)	(2,866,727)
(1,415,156)	(2,003,130)	277,943	(293,736)	(2,005,983)	1,575,524	(7,159,029)	(8,123,558)

(6,627,861)	(7,304,297)	(537,206)	(1,328,880)	(4,667,387)	(838,669)	(34,733,922)	(35,532,569)

—	(2,936)	—	(1,104)	—	322	—	(9,715)

(7,985,252)	427,057	254,084	1,251,632	(6,310,830)	2,927,527	(41,401,682)	(7,183,569)

38,641,338	38,214,281	27,005,822	25,754,190	18,951,949	16,024,422	205,022,079	212,205,648

$30,656,086	$38,641,338	$27,259,906	$27,005,822	$12,641,119	$18,951,949	$163,620,397	$205,022,079

Janus Aspen Worldwide Portfolio— Institutional Shares		MFS® Investors Trust Series— Initial Class		MFS® Research Series— Initial Class		MFS® Utilities Series— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

$(685,120)	$(698,603)	$(56,190)	$(22,782)	$(78,290)	$(66,525)	$49,535	$47,364
(2,753,467)	(5,876,932)	322,215	67,184	737,867	590,610	(107,418)	(409,282)
—	—	—	—	—	—	—	—
(8,341,813)	17,831,156	(587,021)	902,399	(859,812)	1,183,400	184,998	625,383

(11,780,400)	11,255,621	(320,996)	946,801	(200,235)	1,707,485	127,115	263,465

918,640	919,659	66,728	59,244	89,771	92,729	4,581	(1,515)
(8,481,327)	(10,544,443)	(1,321,441)	(1,603,295)	(1,505,899)	(1,736,176)	(468,459)	(490,050)
(871,214)	(912,629)	(286,232)	(222,292)	(143,112)	(185,680)	(53,477)	(29,902)
(865,138)	(1,021,324)	(90,256)	(179,766)	(272,333)	(189,243)	(6,793)	(182,730)
(1,850,789)	(2,989,680)	(241,444)	(680,830)	(358,050)	(819,390)	740,398	(286,368)

(11,149,828)	(14,548,417)	(1,872,645)	(2,626,939)	(2,189,623)	(2,837,760)	216,250	(990,565)

—	(4,511)	—	(391)	—	(614)	—	72

(22,930,228)	(3,297,307)	(2,193,641)	(1,680,529)	(2,389,858)	(1,130,889)	343,365	(727,028)

87,317,836	90,615,143	10,882,928	12,563,457	13,314,223	14,445,112	2,574,673	3,301,701

$64,387,608	$87,317,836	$8,689,287	$10,882,928	$10,924,365	$13,314,223	$2,918,038	$2,574,673

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I		Royce Micro-Cap Portfolio— Investment Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(39,624)	$(43,469)	$705,139	$355,889
Net realized gain (loss) on investments	335,733	207,274	(2,110,437)	(4,994,960)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(304,640)	535,753	(10,843,936)	24,119,326

Net increase (decrease) in net assets resulting from operations	(8,531)	699,558	(12,249,234)	19,480,255

Contributions and (Withdrawals):
Payments received from policyowners	4,513	2,746	7,128,277	6,912,343
Policyowners’ surrenders	(877,139)	(478,817)	(6,305,170)	(5,160,563)
Policyowners’ annuity and death benefits	(5,897)	(44,775)	(532,859)	(354,643)
Net transfers from (to) Fixed Account	(131,636)	(86,255)	1,233,146	1,875,260
Transfers between Investment Divisions	92,204	(38,738)	(4,319,727)	2,350,160

Net contributions and (withdrawals)	(917,955)	(645,839)	(2,796,333)	5,622,557

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(171)	—	(3,596)

Increase (decrease) in net assets	(926,486)	53,548	(15,045,567)	25,099,216
NET ASSETS:
Beginning of year	3,034,595	2,981,047	92,834,920	67,735,704

End of year	$2,108,109	$3,034,595	$77,789,353	$92,834,920

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Royce Small-Cap Portfolio— Investment Class		T. Rowe Price Equity Income Portfolio		UIF Emerging Markets Equity Portfolio— Class I		Van Eck VIP Global Hard Assets
2011	2010	2011	2010	2011	2010	2011	2010

$(803,543)	$(830,788)	$186,734	$369,001	$(580,832)	$(540,598)	$(1,380,302)	$(4,124,028)
199,405	(1,673,029)	(1,801,815)	(2,757,300)	(5,434,430)	(6,559,380)	8,209,865	(1,584,996)
—	—	—	—	—	—	5,111,789	—
(2,641,832)	12,910,600	67,554	13,296,929	(5,412,643)	17,110,144	(83,775,969)	94,982,104

(3,245,970)	10,406,783	(1,547,527)	10,908,630	(11,427,905)	10,010,166	(71,834,617)	89,273,080

5,207,309	5,488,431	653,784	644,873	610,307	748,220	21,290,180	19,466,681
(5,460,316)	(4,632,754)	(12,477,074)	(12,651,399)	(6,776,926)	(7,394,962)	(32,638,669)	(27,389,054)
(433,894)	(220,038)	(744,364)	(785,974)	(588,948)	(514,396)	(2,420,658)	(2,167,473)
97,269	1,556,039	(1,811,357)	(1,362,221)	(620,037)	(676,278)	(1,055,086)	2,302,170
(1,723,886)	722,696	(1,703,347)	(2,477,639)	(8,071,871)	(4,143,817)	(22,068,840)	(8,531,871)

(2,313,518)	2,914,374	(16,082,358)	(16,632,360)	(15,447,475)	(11,981,233)	(36,893,073)	(16,319,547)

—	(3,617)	—	(6,598)	—	(2,153)	—	(30,540)

(5,559,488)	13,317,540	(17,629,885)	(5,730,328)	(26,875,380)	(1,973,220)	(108,727,690)	72,922,993

67,156,406	53,838,866	88,810,193	94,540,521	69,013,594	70,986,814	423,785,401	350,862,408

$61,596,918	$67,156,406	$71,180,308	$88,810,193	$42,138,214	$69,013,594	$315,057,711	$423,785,401

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	MainStay VP Balanced— Service Class		MainStay VP Bond— Service Class

	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(207,709)	$(277,969)	$2,676,011	$2,767,407
Net realized gain (loss) on investments	289,118	(900,812)	3,062,395	1,926,333
Realized gain distribution received	—	—	2,722,980	2,339,212
Change in unrealized appreciation (depreciation) on investments	574,501	10,672,824	560,474	1,827,132

Net increase (decrease) in net assets resulting from operations	655,910	9,494,043	9,021,860	8,860,084

Contributions and (Withdrawals):
Payments received from policyowners	3,853,928	3,760,501	14,000,775	17,904,290
Policyowners’ surrenders	(6,701,209)	(6,759,591)	(15,664,874)	(13,415,566)
Policyowners’ annuity and death benefits	(754,213)	(671,569)	(1,522,731)	(922,925)
Net transfers from (to) Fixed Account	293,011	258,532	2,472,986	4,569,046
Transfers between Investment Divisions	(2,108,799)	(3,925,968)	(555,459)	22,499,677

Net contributions and (withdrawals)	(5,417,282)	(7,338,095)	(1,269,303)	30,634,522

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(4,425)	—	(3,484)

Increase (decrease) in net assets	(4,761,372)	2,151,523	7,752,557	39,491,122
NET ASSETS:
Beginning of year	89,025,304	86,873,781	180,687,326	141,196,204

End of year	$84,263,932	$89,025,304	$188,439,883	$180,687,326

	MainStay VP Floating Rate— Service Class		MainStay VP Government— Service Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$5,383,686	$4,952,086	$1,827,484	$1,952,642
Net realized gain (loss) on investments	(1,817,627)	(3,032,428)	1,071,731	1,330,563
Realized gain distribution received	—	—	985,264	1,986,383
Change in unrealized appreciation (depreciation) on investments	(3,307,174)	11,293,897	657,502	(1,411,159)

Net increase (decrease) in net assets resulting from operations	258,885	13,213,555	4,541,981	3,858,429

Contributions and (Withdrawals):
Payments received from policyowners	18,657,772	18,496,174	7,718,797	12,312,247
Policyowners’ surrenders	(21,410,942)	(20,221,723)	(11,168,165)	(10,963,795)
Policyowners’ annuity and death benefits	(2,315,803)	(1,326,191)	(1,205,523)	(738,830)
Net transfers from (to) Fixed Account	573,844	4,442,244	449,251	3,214,350
Transfers between Investment Divisions	(15,150,275)	10,245,100	(5,468,655)	9,438,821

Net contributions and (withdrawals)	(19,645,404)	11,635,604	(9,674,295)	13,262,793

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(7,940)	—	(1,596)

Increase (decrease) in net assets	(19,386,519)	24,841,219	(5,132,314)	17,119,626
NET ASSETS:
Beginning of year	228,903,977	204,062,758	126,945,299	109,825,673

End of year	$209,517,458	$228,903,977	$121,812,985	$126,945,299

Not all investment divisions are available under all policies.

(a)  For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Common Stock— Service Class		MainStay VP Conservative Allocation— Service Class		MainStay VP Convertible— Service Class		MainStay VP Flexible Bond Opportunities— Service Class

2011	2010	2011	2010	2011	2010	2011(a)

$(141,948)	$(58,441)	$1,289,744	$1,882,453	$1,075,614	$1,955,721	$315,063
(2,893,247)	(2,114,604)	1,334,944	(805,366)	435,066	(1,075,302)	(75,901)
—	—	1,010,233	—	—	—	—
2,970,962	6,366,408	(1,227,917)	18,790,558	(14,386,383)	22,884,604	(280,536)

(64,233)	4,193,363	2,407,004	19,867,645	(12,875,703)	23,765,023	(41,374)

955,490	1,347,979	22,612,203	20,174,852	13,937,684	13,653,415	3,160,598
(3,423,986)	(2,170,083)	(21,889,826)	(16,394,895)	(13,453,441)	(10,397,476)	(734,748)
(528,250)	(332,585)	(2,699,420)	(1,702,454)	(1,445,856)	(1,008,169)	—
(156,791)	(65,365)	2,118,948	6,067,396	2,381,870	4,475,330	1,204,601
(3,086,424)	(1,688,531)	22,695,698	24,481,608	(1,013,848)	2,784,666	12,975,394

(6,239,961)	(2,908,585)	22,837,603	32,626,507	406,409	9,507,766	16,605,845

—	(1,617)	—	(6,610)	—	(8,394)	—

(6,304,194)	1,283,161	25,244,607	52,487,542	(12,469,294)	33,264,395	16,564,471

43,373,637	42,090,476	230,013,641	177,526,099	180,035,191	146,770,796	—

$37,069,443	$43,373,637	$255,258,248	$230,013,641	$167,565,897	$180,035,191	$16,564,471

MainStay VP Growth Allocation— Service Class		MainStay VP Growth Equity— Service Class		MainStay VP High Yield Corporate Bond— Service Class		MainStay VP ICAP Select Equity— Service Class
2011	2010	2011	2010	2011	2010	2011	2010

$(827,628)	$(454,887)	$(465,220)	$(407,254)	$31,553,626	$27,671,476	$(1,048,267)	$(2,201,987)
(3,109,082)	(3,255,153)	1,103,108	259,871	332,292	(4,637,539)	(5,645,274)	(8,778,940)
—	—	—	—	—	—	—	—
(174,038)	14,863,917	(1,682,579)	3,461,534	(2,652,543)	40,860,713	(2,769,323)	51,584,112

(4,110,748)	11,153,877	(1,044,691)	3,314,151	29,233,375	63,894,650	(9,462,864)	40,603,185

5,945,884	7,467,497	1,323,037	1,509,043	59,963,959	66,366,284	12,728,951	14,236,168
(6,778,749)	(5,721,059)	(3,382,554)	(1,991,729)	(56,771,417)	(42,746,416)	(21,117,653)	(17,064,256)
(114,821)	(92,616)	(250,957)	(156,507)	(5,199,079)	(4,304,632)	(2,114,914)	(1,747,927)
106,982	1,584,124	(350,972)	145,696	7,208,216	12,595,390	(139,678)	2,155,686
(4,118,234)	(3,602,630)	(957,309)	(1,189,714)	(15,218,215)	12,211,829	(14,536,403)	(7,607,953)

(4,958,938)	(364,684)	(3,618,755)	(1,683,211)	(10,016,536)	44,122,455	(25,179,697)	(10,028,282)

—	(3,182)	—	(328)	—	(25,918)	—	(16,151)

(9,069,686)	10,786,011	(4,663,446)	1,630,612	19,216,839	107,991,187	(34,642,561)	30,558,752

96,229,140	85,443,129	35,764,310	34,133,698	688,680,746	580,689,559	291,787,765	261,229,013

$87,159,454	$96,229,140	$31,100,864	$35,764,310	$707,897,585	$688,680,746	$257,145,204	$291,787,765

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	MainStay VP Income Builder— Service Class		MainStay VP International Equity— Service Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$919,820	$542,666	$2,211,748	$2,360,811
Net realized gain (loss) on investments	(1,238,375)	(891,965)	(6,077,852)	(4,089,734)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	1,209,411	4,938,668	(23,893,174)	6,264,204

Net increase (decrease) in net assets resulting from operations	890,856	4,589,369	(27,759,278)	4,535,281

Contributions and (Withdrawals):
Payments received from policyowners	3,187,826	2,031,672	7,820,708	9,746,195
Policyowners’ surrenders	(3,770,162)	(2,287,462)	(10,514,673)	(8,442,437)
Policyowners’ annuity and death benefits	(572,279)	(134,847)	(776,553)	(747,652)
Net transfers from (to) Fixed Account	535,562	415,880	392,471	2,091,250
Transfers between Investment Divisions	462,172	868,325	287,039	(1,365,667)

Net contributions and (withdrawals)	(156,881)	893,568	(2,791,008)	1,281,689

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(1,304)	—	(3,731)

Increase (decrease) in net assets	733,975	5,481,633	(30,550,286)	5,813,239
NET ASSETS:
Beginning of year	41,334,990	35,853,357	159,775,648	153,962,409

End of year	$42,068,965	$41,334,990	$129,225,362	$159,775,648

	MainStay VP S&P 500 Index— Service Class		MainStay VP U.S. Small Cap— Service Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(227,892)	$71,674	$(686,552)	$(1,102,298)
Net realized gain (loss) on investments	2,357,022	(257,153)	4,022,028	(6,955,070)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(2,021,749)	19,493,145	(6,680,108)	23,004,448

Net increase (decrease) in net assets resulting from operations	107,381	19,307,666	(3,344,632)	14,947,080

Contributions and (Withdrawals):
Payments received from policyowners	5,983,603	6,122,281	2,686,068	2,920,168
Policyowners’ surrenders	(12,809,093)	(10,148,415)	(5,526,502)	(4,563,940)
Policyowners’ annuity and death benefits	(1,104,026)	(795,128)	(285,870)	(206,918)
Net transfers from (to) Fixed Account	(1,043,044)	42,366	(531,901)	171,859
Transfers between Investment Divisions	(6,425,976)	(4,854,700)	(6,028,119)	(2,190,767)

Net contributions and (withdrawals)	(15,398,536)	(9,633,596)	(9,686,324)	(3,869,598)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(7,107)	—	(3,894)

Increase (decrease) in net assets	(15,291,155)	9,666,963	(13,030,956)	11,073,588
NET ASSETS:
Beginning of year	171,149,717	161,482,754	81,026,650	69,953,062

End of year	$155,858,562	$171,149,717	$67,995,694	$81,026,650

Not all investment divisions are available under all policies.

(b)  For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Large Cap Growth— Service Class		MainStay VP Mid Cap Core— Service Class		MainStay VP Moderate Allocation— Service Class		MainStay VP Moderate Growth Allocation— Service Class
2011	2010	2011	2010	2011	2010	2011	2010

$(1,344,984)	$(1,073,067)	$(1,719,014)	$(2,214,313)	$25,743	$1,191,614	$(1,529,093)	$(194,430)
1,807,553	318,931	(5,400,515)	(10,639,525)	2,155,031	(5,735,651)	(2,318,736)	(3,358,739)
—	—	—	—	678,385	—	—	—
(2,618,155)	10,333,377	(1,051,882)	46,593,811	(6,308,587)	32,432,712	(4,495,683)	30,706,967

(2,155,586)	9,579,241	(8,171,411)	33,739,973	(3,449,428)	27,888,675	(8,343,512)	27,153,798

8,334,096	7,081,067	5,399,249	6,042,353	24,168,431	26,871,036	32,536,717	26,172,220
(5,361,236)	(4,261,741)	(13,760,511)	(10,775,079)	(22,639,756)	(19,620,035)	(17,542,527)	(12,721,873)
(479,291)	(335,088)	(1,091,374)	(743,528)	(1,401,607)	(2,211,679)	(1,314,394)	(1,513,492)
1,070,950	1,853,793	(951,353)	367,287	4,977,488	3,957,230	7,973,984	8,933,588
1,077,829	(1,106,840)	(6,800,892)	(6,878,235)	(19,224,305)	12,232,754	(9,790,798)	(1,808,156)

4,642,348	3,231,191	(17,204,881)	(11,987,202)	(14,119,749)	21,229,306	11,862,982	19,062,287

—	(1,100)	—	(13,360)	—	(9,882)	—	(8,186)

2,486,762	12,809,332	(25,376,292)	21,739,411	(17,569,177)	49,108,099	3,519,470	46,207,899

79,229,069	66,419,737	187,634,405	165,894,994	309,032,734	259,924,635	253,292,472	207,084,573

$81,715,831	$79,229,069	$162,258,113	$187,634,405	$291,463,557	$309,032,734	$256,811,942	$253,292,472

Alger Small Cap Growth— Class S Shares		BlackRock® Global Allocation V.I. Fund— Class III Shares	Columbia Variable Portfolio— Small Cap Value Fund— Class 2		Dreyfus IP Technology Growth— Service Shares
2011	2010	2011(b)	2011	2010	2011	2010

$(581,496)	$(562,768)	$600,529	$(318,246)	$(184,830)	$(766,965)	$(577,041)
1,667,056	1,059,329	(149,999)	(1,249,549)	(3,655,029)	4,154,432	1,367,156
—	—	765,891	4,992,227	—	—	—
(2,673,165)	7,247,759	(2,438,171)	(6,952,048)	13,124,721	(8,407,171)	8,890,225

(1,587,605)	7,744,320	(1,221,750)	(3,527,616)	9,284,862	(5,019,704)	9,680,340

454,266	512,857	8,492,550	2,302,001	2,452,603	4,468,194	3,078,032
(3,189,025)	(2,111,595)	(705,643)	(3,389,283)	(3,061,140)	(3,514,224)	(2,337,271)
(144,949)	(208,977)	(9,361)	(334,198)	(283,991)	(255,654)	(188,014)
(260,625)	(147,259)	2,570,520	159,587	(505,312)	318,235	683,312
(2,166,803)	(2,695,545)	24,696,937	(2,818,638)	3,800,133	(2,511,851)	1,855,167

(5,307,136)	(4,650,519)	35,045,003	(4,080,531)	2,402,293	(1,495,300)	3,091,226

—	(3,060)	—	—	(2,868)	—	647

(6,894,741)	3,090,741	33,823,253	(7,608,147)	11,684,287	(6,515,004)	12,772,213

39,769,368	36,678,627	—	49,260,805	37,576,518	48,172,950	35,400,737

$32,874,627	$39,769,368	$33,823,253	$41,652,658	$49,260,805	$41,657,946	$48,172,950

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	Fidelity® VIP Contrafund®— Service Class 2		Fidelity® VIP Equity- Income— Service Class 2

	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(2,273,774)	$(1,389,623)	$718,978	$41,906
Net realized gain (loss) on investments	(11,714,086)	(11,240,930)	(5,706,838)	(7,485,076)
Realized gain distribution received	—	122,821	—	—
Change in unrealized appreciation (depreciation) on investments	2,223,549	50,946,994	3,992,126	21,271,801

Net increase (decrease) in net assets resulting from operations	(11,764,311)	38,439,262	(995,734)	13,828,631

Contributions and (Withdrawals):
Payments received from policyowners	13,393,035	14,623,581	4,191,694	4,583,093
Policyowners’ surrenders	(19,659,011)	(15,709,083)	(8,400,229)	(7,346,132)
Policyowners’ annuity and death benefits	(1,617,845)	(2,843,733)	(673,394)	(1,455,846)
Net transfers from (to) Fixed Account	698,524	2,202,099	(870,400)	321,143
Transfers between Investment Divisions	(16,278,277)	(11,341,136)	(6,136,836)	(6,147,518)

Net contributions and (withdrawals)	(23,463,574)	(13,068,272)	(11,889,165)	(10,045,260)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(13,242)	—	(8,232)

Increase (decrease) in net assets	(35,227,885)	25,357,748	(12,884,899)	3,775,139
NET ASSETS:
Beginning of year	290,390,124	265,032,376	117,472,536	113,697,397

End of year	$255,162,239	$290,390,124	$104,587,637	$117,472,536

	MFS® Research Series— Service Class		MFS® Utilities Series— Service Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(76,009)	$(63,038)	$5,929,580	$5,468,213
Net realized gain (loss) on investments	196,300	101,039	(2,901,228)	(5,181,795)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(296,444)	979,418	14,849,893	40,661,619

Net increase (decrease) in net assets resulting from operations	(176,153)	1,017,419	17,878,245	40,948,037

Contributions and (Withdrawals):
Payments received from policyowners	262,978	199,223	23,578,803	21,103,809
Policyowners’ surrenders	(670,932)	(408,167)	(33,844,864)	(28,734,113)
Policyowners’ annuity and death benefits	(59,087)	(50,198)	(3,343,345)	(2,766,229)
Net transfers from (to) Fixed Account	94,754	24,143	(677,489)	2,110,553
Transfers between Investment Divisions	(203,063)	(502,126)	(2,982,966)	(9,442,266)

Net contributions and (withdrawals)	(575,350)	(737,125)	(17,269,861)	(17,728,246)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(382)	—	6,784

Increase (decrease) in net assets	(751,503)	279,912	608,384	23,226,575
NET ASSETS:
Beginning of year	8,317,105	8,037,193	392,162,822	368,936,247

End of year	$7,565,602	$8,317,105	$392,771,206	$392,162,822

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Fidelity® VIP Mid Cap— Service Class 2		Janus Aspen Balanced Portfolio— Service Shares		Janus Aspen Worldwide Portfolio— Service Shares		MFS® Investors Trust Series— Service Class
2011	2010	2011	2010	2011	2010	2011	2010

$(2,940,098)	$(2,447,883)	$923,009	$1,443,067	$(351,471)	$(324,642)	$(60,228)	$(38,469)
(590,610)	(4,151,514)	2,242,066	1,660,639	178,310	79,566	32,684	(50,914)
317,490	576,866	7,683,969	—	—	—	—	—
(20,785,815)	48,341,093	(11,371,720)	5,709,751	(4,959,870)	4,333,046	(265,569)	732,500

(23,999,033)	42,318,562	(522,676)	8,813,457	(5,133,031)	4,087,970	(293,113)	643,117

11,617,456	12,350,112	11,844,575	12,349,367	1,529,960	1,972,528	255,349	276,005
(15,877,795)	(12,895,288)	(12,316,568)	(8,839,300)	(2,574,159)	(1,912,485)	(542,388)	(348,918)
(1,265,980)	(907,848)	(516,432)	(795,023)	(145,178)	(178,078)	(13,577)	(11,770)
379,493	2,080,045	3,082,936	3,629,651	(158,747)	463,435	5,452	31,528
(11,394,738)	3,570,733	(1,599,429)	3,544,670	(651,808)	(477,449)	(304,977)	(203,587)

(16,541,564)	4,197,754	495,082	9,889,365	(1,999,932)	(132,049)	(600,141)	(256,742)

—	(12,606)	—	(3,833)	—	(1,659)	—	(239)

(40,540,597)	46,503,710	(27,594)	18,698,989	(7,132,963)	3,954,262	(893,254)	386,136

205,115,877	158,612,167	148,205,678	129,506,689	34,298,586	30,344,324	7,629,163	7,243,027

$164,575,280	$205,115,877	$148,178,084	$148,205,678	$27,165,623	$34,298,586	$6,735,909	$7,629,163

Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S		PIMCO Real Return Portfolio— Advisor Class		T. Rowe Price Equity Income Portfolio—II		UIF Emerging Markets Equity Portfolio— Class II
2011	2010	2011	2010	2011	2010	2011	2010

$(499,503)	$(388,167)	$96,093	$(60,670)	$(125,799)	$139,881	$(1,574,907)	$(1,217,011)
602,484	(634,109)	721,538	133,358	(2,984,082)	(4,192,927)	(11,322,473)	(10,375,610)
—	—	2,949,891	333,129	—	—	—	—
(717,163)	7,194,584	1,420,981	(424,433)	(838,076)	22,072,564	(14,264,063)	32,267,125

(614,182)	6,172,308	5,188,503	(18,616)	(3,947,957)	18,019,518	(27,161,443)	20,674,504

2,142,917	1,649,320	16,442,345	9,802,331	6,945,690	6,681,988	7,985,450	10,542,428
(2,774,972)	(1,869,959)	(5,398,078)	(1,236,894)	(12,068,962)	(9,527,818)	(8,600,747)	(7,697,794)
(124,532)	(158,896)	(194,702)	(34,350)	(954,861)	(1,293,680)	(537,930)	(483,053)
64,029	127,811	7,315,000	2,095,980	(239,252)	1,402,427	744,015	2,844,272
732,717	2,298,810	45,749,519	28,846,249	(5,371,004)	(2,724,655)	(13,050,419)	(3,291,914)

40,159	2,047,086	63,914,084	39,473,316	(11,688,389)	(5,461,738)	(13,459,631)	1,913,939

—	(1,360)	—	—	—	(10,809)	—	(4,048)

(574,023)	8,218,034	69,102,587	39,454,700	(15,636,346)	12,546,971	(40,621,074)	22,584,395

30,910,940	22,692,906	39,454,700	—	156,462,415	143,915,444	147,783,271	125,198,876

$30,336,917	$30,910,940	$108,557,287	$39,454,700	$140,826,069	$156,462,415	$107,162,197	$147,783,271

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	Victory VIF Diversified Stock— Class A Shares
	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(174,702)	$(154,378)
Net realized gain (loss) on investments	(1,419,378)	(1,880,498)
Realized gain distribution received	—	—
Change in unrealized appreciation (depreciation) on investments	(82,998)	4,216,835

Net increase (decrease) in net assets resulting from operations	(1,677,078)	2,181,959

Contributions and (Withdrawals):
Payments received from policyowners	433,959	623,129
Policyowners’ surrenders	(1,477,306)	(1,404,997)
Policyowners’ annuity and death benefits	(220,334)	(50,081)
Net transfers from (to) Fixed Account	(17,876)	(116,403)
Transfers between Investment Divisions	(1,190,797)	(554,231)

Net contributions and (withdrawals)	(2,472,354)	(1,502,583)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(575)

Increase (decrease) in net assets	(4,149,432)	678,801
NET ASSETS:
Beginning of year	21,441,552	20,762,751

End of year	$17,292,120	$21,441,552

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

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Notes to Financial Statements

NOTE 1—Organization and Accounting Policies:

N

YLIAC Variable Annuity Separate Account-III (“Separate Account”) was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (New York Life Variable Annuity, New York Life Flexible Premium Variable Annuity, New York Life Plus Variable Annuity and New York Life Flexible Premium Variable Annuity II), Series II policies (New York Life Access Variable Annuity), Series III policies (New York Life Premium Plus Variable Annuity), Series IV policies (New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity), Series V policies (New York Life Select Variable Annuity), Series VI policies (New York Life Premium Plus II Variable Annuity), Series VII policies (New York Life Complete Access Variable Annuity), Series VIII policies (New York Life Premier Variable Annuity) and Series IX policies (New York Life Premier Plus Variable Annuity). Effective December 4, 2006, sales of the New York Life Variable Annuity and New York Life Plus Variable Annuity were discontinued. Sales of the Series II policies formerly known as MainStay Access Variable Annuity were discontinued effective October 14, 2002. Effective January 1, 2009, sales of all Series III, IV, V and VI policies formerly known as MainStay Variable Annuities were discontinued. Effective July 27, 2009 sales of Series V policies known as New York Life Select Variable Annuity were discontinued. Effective August 16, 2010, sales of all the remaining Series II, Series III, Series IV and Series VI policies were discontinued.

The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC and certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Funds Trust, the Alger Portfolios, the BlackRock Variable Series Funds, Inc., the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS® Variable Insurance TrustSM, the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Universal Institutional Funds Inc., the Van Eck VIP Trust and the Victory Variable Insurance Funds (collectively, “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general account assets of NYLIAC and is not included in this report. NYLIAC’s Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC (“New York Life Investments”), provides investment advisory services to the MainStay VP Funds Trust for a fee. New York Life Investments retains several sub-advisors, including MacKay Shields LLC (“MacKay Shields”), Madison Square Investors LLC (“Madison Square Investors”), Epoch Investment Partners, Inc. (“Epoch”), Institutional Capital LLC (“ICAP”) and Winslow Capital Management, Inc. (“Winslow Capital”), to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.

New York Life Investments, MacKay Shields, Madison Square Investors and ICAP are all indirect, wholly-owned subsidiaries of New York Life. Epoch is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc.

The MainStay VP Cash Management, Calvert VP SRI Balanced Portfolio, Royce Micro-Cap Portfolio—Investment Class, Royce Small-Cap Portfolio—Investment Class and the Van Eck VIP Global Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced—Service Class, MainStay VP Conservative Allocation—Service Class, MainStay VP Flexible Bond Opportunities—Service Class, MainStay VP Floating Rate—Service Class, MainStay VP Growth Allocation—Service Class, MainStay VP Moderate Allocation—Service Class, MainStay VP Moderate Growth Allocation—Service Class, BlackRock® Global Allocation V.I. Fund—Class III Shares, Columbia Variable Portfolio—Small Cap Value Fund—Class 2, Fidelity® VIP Mid Cap—Service Class 2, PIMCO Real Return Portfolio—Advisor Class and Victory VIF Diversified Stock—Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

NYLIAC Variable Annuity Separate Account-III

The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond—Initial Class

MainStay VP Cash Management

MainStay VP Common Stock—Initial Class

MainStay VP Convertible—Initial Class

MainStay VP Government—Initial Class

MainStay VP Growth Equity—Initial Class

MainStay VP High Yield Corporate Bond—Initial Class

MainStay VP ICAP Select Equity—Initial Class

MainStay VP Income Builder—Initial Class

MainStay VP International Equity—Initial Class

MainStay VP Large Cap Growth—Initial Class

MainStay VP Mid Cap Core—Initial Class

MainStay VP S&P 500 Index—Initial Class

MainStay VP U.S. Small Cap—Initial Class

Alger Small Cap Growth—Class I-2 Shares1

Calvert VP SRI Balanced Portfolio

Dreyfus IP Technology Growth—Initial Shares

Fidelity® VIP Contrafund®—Initial Class

Fidelity® VIP Equity-Income—Initial Class

Janus Aspen Balanced Portfolio—Institutional Shares

Janus Aspen Worldwide Portfolio—Institutional Shares

MFS® Investors Trust Series—Initial Class

MFS® Research Series—Initial Class

MFS® Utilities Series—Initial Class

Neuberger Berman AMT Mid-Cap Growth Portfolio—Class I

Royce Micro-Cap Portfolio—Investment Class

Royce Small-Cap Portfolio—Investment Class

T. Rowe Price Equity Income Portfolio

UIF Emerging Markets Equity Portfolio—Class I

Van Eck VIP Global Hard Assets

MainStay VP Balanced—Service Class

MainStay VP Bond—Service Class

MainStay VP Common Stock—Service Class

MainStay VP Conservative Allocation—Service Class

MainStay VP Convertible—Service Class

MainStay VP Flexible Bond Opportunities—Service Class

MainStay VP Floating Rate—Service Class

MainStay VP Government—Service Class

MainStay VP Growth Allocation—Service Class

MainStay VP Growth Equity—Service Class

MainStay VP High Yield Corporate Bond—Service Class

MainStay VP ICAP Select Equity—Service Class

MainStay VP Income Builder—Service Class

MainStay VP International Equity—Service Class

MainStay VP Large Cap Growth—Service Class

MainStay VP Mid Cap Core—Service Class

MainStay VP Moderate Allocation—Service Class

MainStay VP Moderate Growth Allocation—Service Class

MainStay VP S&P 500 Index—Service Class

MainStay VP U.S. Small Cap—Service Class

Alger Small Cap Growth—Class S Shares2

BlackRock® Global Allocation V.I. Fund—Class III Shares

Columbia Variable Portfolio—Small Cap Value Fund—Class 2

Dreyfus IP Technology Growth—Service Shares

Fidelity® VIP Contrafund®—Service Class 2

Fidelity® VIP Equity-Income—Service Class 2

Fidelity® VIP Mid Cap—Service Class 2

Janus Aspen Balanced Portfolio—Service Shares

Janus Aspen Worldwide Portfolio—Service Shares

MFS® Investors Trust Series—Service Class

MFS® Research Series—Service Class

MFS® Utilities Series—Service Class

Neuberger Berman AMT Mid-Cap Growth Portfolio—Class S

PIMCO Real Return Portfolio—Advisor Class

T. Rowe Price Equity Income Portfolio—II

UIF Emerging Markets Equity Portfolio—Class II

Victory VIF Diversified Stock—Class A Shares

[1]	New allocations to Alger Small Cap Growth—Class I-2 Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.
[2]	New allocations to Alger Small Cap Growth—Class S Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

Not all investment divisions are available under all policies.

For Series I policies known as New York Life Flexible Premium Variable Annuity and Series VII, VIII and IX policies, initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series I, III, IV, V, VI, VII, VIII and IX policies, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, known as New York Life Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, known as New York Life (formerly MainStay) Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III, VI, VIII and IX policies, only one premium payment is allowed. In those states where NYLIAC offers a modified premium version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, VI, VII, VIII and IX policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed

Notes to Financial Statements (Continued)

NOTE 1—Organization and Accounting Policies (Continued):

Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC subject to certain restrictions. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The investment in the Fund Portfolios listed above are at net asset values (“NAV’s”), which is considered fair value per authoritative GAAP guidance on fair value measurements. The NAV’s are calculated daily without restrictions using quoted market prices of the underlying investments and are considered actively traded within Level 1.

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NYLIAC Variable Annuity Separate Account-III

On February 17, 2012, as a result of a restructuring of our investment divisions, some funds that were previously offered are no longer available as investment options to our policyholders and those funds are now closed to our policyholders (“Closed Funds”). The assets in those funds were transferred into new MainStay VP Portfolios (“Replacement Funds”). New York Life Investment Management is the Manager of the Replacement Funds. For most of the portfolios, the advisor of the Closed Fund is the sub-advisor of the corresponding Replacement Fund and will continue to provide day-to-day portfolio management services for our policyholders. The following is a listing of the Closed Funds (Column A) and the Replacement Funds (Column B).

Column A—Closed Funds	Column B—Replacement Funds
Van Eck VIP Global Hard Assets Fund	MainStay VP Van Eck Global Hard Assets Portfolio—Initial Class
Janus Aspen Balanced Portfolio—Institutional Shares	MainStay VP Janus Balanced Portfolio—Initial Class
Janus Aspen Balanced Portfolio—Service Shares	MainStay VP Janus Balanced Portfolio—Service Class
MFS® Utilities Series—Initial Class	MainStay VP MFS Utilities Portfolio—Initial Class
MFS® Utilities Series—Service Class	MainStay VP MFS Utilities Portfolio—Service Class
T. Rowe Price Equity Income Portfolio—I	MainStay VP T. Rowe Price Equity Income Portfolio— Initial Class
T. Rowe Price Equity Income Portfolio—II	MainStay VP T. Rowe Price Equity Income Portfolio— Service Class
PIMCO Real Return Portfolio—Advisor Class	MainStay VP PIMCO Real Return Portfolio—Service Class
Universal Institution Funds, Inc. (“UIF”) Emerging Markets Equity Portfolio—Class I	MainStay VP DFA /DuPont Capital Emerging Markets Equity Portfolio—Initial Class
UIF Emerging Markets Equity Portfolio—Class II	MainStay VP DFA /DuPont Capital Emerging Markets Equity Portfolio—Service Class
Alger Small Cap Growth Portfolio—Class I—2 Shares	MainStay VP Eagle Small Cap Growth Portfolio—Initial Class
Alger Small Cap Growth Portfolio— Class S Shares	MainStay VP Eagle Small Cap Growth Portfolio— Service Class
Royce Small-Cap Portfolio—Investment Class	MainStay VP Eagle Small Cap Growth Portfolio—Initial Class
Calvert VP SRI Balanced Portfolio	MainStay VP Janus Balanced Portfolio—Initial Class

Not all of the Closed Funds were offered in each policy impacted by the restructure. If the Closed Fund was not offered, then the corresponding Replacement Fund was not offered. In January, policyholders were sent letters along with supplements to their product prospectuses and fund prospectuses which describe the restructuring options available under their specific policies and detailed information regarding the Replacement Funds.

On February 17, 2012, any policyholder allocations that remained in the Closed Funds were redeemed. Those redemptions were used to purchase Accumulation Units in the corresponding Replacement Funds. After February 17, 2012, the Closed Funds are no longer available as investment options under the policies. For the 30 days following February 17th, policyholders may transfer all or a portion of their account value out of the Replacement Fund to another fund available through their policy without any charge or limitation.

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s):

At December 31, 2011, the investments of the Separate Account are as follows:

	MainStay VP Bond— Initial Class	MainStay VP Cash Management	MainStay VP Common Stock— Initial Class	MainStay VP Convertible— Initial Class

Number of shares	7,225	332,426	5,571	8,538
Identified cost	$101,326	$332,421	$98,182	$86,360

	MainStay VP Mid Cap Core— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP U.S. Small Cap— Initial Class	Alger Small Cap Growth— Class I-2 Shares

Number of shares	5,477	7,404	3,138	988
Identified cost	$50,639	$169,927	$22,790	$20,983

Investment activity for the year ended December 31, 2011 was as follows:

	MainStay VP Bond— Initial Class	MainStay VP Cash Management	MainStay VP Common Stock— Initial Class	MainStay VP Convertible— Initial Class

Purchases	$10,721	$292,757	$1,801	$5,812
Proceeds from sales	30,226	194,899	18,973	21,848

	MainStay VP Mid Cap Core— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP U.S. Small Cap— Initial Class	Alger Small Cap Growth— Class I-2 Shares

Purchases	$2,638	$4,327	$1,138	$207
Proceeds from sales	16,407	38,375	9,164	7,347

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Government— Initial Class	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Large Cap Growth— Initial Class

6,738	4,169	35,793	14,013	5,372	3,948	2,756
$77,477	$91,793	$323,505	$168,554	$76,869	$56,522	$32,960

Calvert VP SRI Balanced Portfolio	Dreyfus IP Technology Growth— Initial Shares	Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Janus Aspen Balanced Portfolio— Institutional Shares	Janus Aspen Worldwide Portfolio— Institutional Shares	MFS® Investors Trust Series— Initial Class

15,587	1,055	7,111	3,728	8,281	2,496	448
$27,751	$11,803	$192,879	$84,980	$204,663	$72,622	$8,055

MainStay VP Government— Initial Class	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Large Cap Growth— Initial Class

$9,606	$1,171	$48,787	$4,499	$4,113	$3,781	$4,044
25,432	18,308	100,728	42,810	14,504	11,840	11,702

Calvert VP SRI Balanced Portfolio	Dreyfus IP Technology Growth— Initial Shares	Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Janus Aspen Balanced Portfolio— Institutional Shares	Janus Aspen Worldwide Portfolio— Institutional Shares	MFS® Investors Trust Series— Initial Class

$4,398	$4,712	$3,345	$3,182	$19,619	$1,140	$251
5,004	9,640	39,064	17,956	47,437	12,920	2,186

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s) (Continued):

	MFS® Research Series— Initial Class	MFS® Utilities Series— Initial Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I	Royce Micro-Cap Portfolio— Investment Class

Number of shares	582	112	77	7,474
Identified cost	$8,516	$2,866	$1,712	$70,357

	MFS® Research Series— Initial Class	MFS® Utilities Series— Initial Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I	Royce Micro-Cap Portfolio— Investment Class

Purchases	$270	$961	$189	$16,688
Proceeds from sales	2,539	695	1,147	18,737

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Equity Income Portfolio	UIF Emerging Markets Equity Portfolio— Class I	Van Eck VIP Global Hard Assets

6,117	3,666	3,364	10,249
$53,451	$80,102	$43,813	$324,661

Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Equity Income Portfolio	UIF Emerging Markets Equity Portfolio— Class I	Van Eck VIP Global Hard Assets

$9,469	$3,257	$2,825	$60,081
12,647	19,185	18,858	93,143

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s) (Continued):

	MainStay VP Balanced— Service Class	MainStay VP Bond— Service Class	MainStay VP Common Stock— Service Class	MainStay VP Conservative Allocation— Service Class

Number of shares	7,684	12,692	2,326	22,605
Identified cost	$82,664	$183,266	$42,070	$238,023

	MainStay VP ICAP Select Equity— Service Class	MainStay VP Income Builder— Service Class	MainStay VP International Equity— Service Class	MainStay VP Large Cap Growth— Service Class

Number of shares	21,375	2,981	12,605	5,558
Identified cost	$245,022	$43,247	$181,850	$71,994

	MainStay VP Balanced— Service Class	MainStay VP Bond— Service Class	MainStay VP Common Stock— Service Class	MainStay VP Conservative Allocation— Service Class

Purchases	$10,082	$47,693	$2,270	$68,222
Proceeds from sales	15,857	43,547	8,652	43,414

	MainStay VP ICAP Select Equity— Service Class	MainStay VP Income Builder— Service Class	MainStay VP International Equity— Service Class	MainStay VP Large Cap Growth— Service Class

Purchases	$18,416	$9,102	$18,941	$19,367
Proceeds from sales	44,206	8,267	19,476	16,247

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Convertible— Service Class	MainStay VP Flexible Bond Opportunities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Government— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Growth Equity— Service Class	MainStay VP High Yield Corporate Bond— Service Class

15,215	1,717	23,061	10,457	9,232	1,294	74,950
$159,673	$16,760	$203,330	$121,642	$87,303	$29,050	$682,689

MainStay VP Mid Cap Core— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP S&P 500 Index— Service Class	MainStay VP U.S. Small Cap— Service Class	Alger Small Cap Growth— Class S Shares	BlackRock® Global Allocation V.I. Fund— Class III Shares

14,353	27,217	25,402	6,151	7,790	1,086	2,527
$137,157	$277,192	$256,249	$151,288	$55,808	$28,642	$36,003

MainStay VP Convertible— Service Class	MainStay VP Flexible Bond Opportunities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Government— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Growth Equity— Service Class	MainStay VP High Yield Corporate Bond— Service Class

$32,071	$19,767	$58,952	$32,297	$10,632	$2,288	$133,914
30,672	2,931	72,574	39,213	16,444	6,251	112,083

MainStay VP Mid Cap Core— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP S&P 500 Index— Service Class	MainStay VP U.S. Small Cap— Service Class	Alger Small Cap Growth— Class S Shares	BlackRock® Global Allocation V.I. Fund— Class III Shares

$13,288	$53,436	$47,882	$11,324	$7,241	$857	$38,306
32,212	66,729	37,093	26,912	17,632	6,756	2,152

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s) (Continued):

	Columbia Variable Portfolio—Small Cap Value Fund— Class 2	Dreyfus IP Technology Growth— Service Shares	Fidelity® VIP Contrafund®— Service Class 2	Fidelity® VIP Equity- Income— Service Class 2

Number of shares	2,867	3,574	11,272	5,698
Identified cost	$43,739	$36,868	$292,687	$122,232

	PIMCO Real Return Portfolio— Advisor Class	T. Rowe Price Equity Income Portfolio—II	UIF Emerging Markets Equity Portfolio— Class II	Victory VIF Diversified Stock— Class A Shares

Number of shares	7,746	7,272	8,577	1,911
Identified cost	$107,062	$155,570	$112,664	$17,934

	Columbia Variable Portfolio—Small Cap Value Fund— Class 2	Dreyfus IP Technology Growth— Service Shares	Fidelity® VIP Contrafund®— Service Class 2	Fidelity® VIP Equity- Income— Service Class 2

Purchases	$15,196	$13,045	$17,045	$9,540
Proceeds from sales	14,556	15,248	42,812	20,366

	PIMCO Real Return Portfolio— Advisor Class	T. Rowe Price Equity Income Portfolio—II	UIF Emerging Markets Equity Portfolio— Class II	Victory VIF Diversified Stock— Class A Shares

Purchases	$83,073	$13,009	$15,418	$1,794
Proceeds from sales	16,535	24,695	30,300	4,433

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

Fidelity® VIP Mid Cap— Service Class 2	Janus Aspen Balanced Portfolio— Service Shares	Janus Aspen Worldwide Portfolio— Service Shares	MFS® Investors Trust Series— Service Class	MFS® Research Series— Service Class	MFS® Utilities Series— Service Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S

5,761	5,341	1,065	349	405	15,266	1,121
$167,181	$148,390	$30,110	$6,676	$6,997	$408,950	$27,409

Fidelity® VIP Mid Cap— Service Class 2	Janus Aspen Balanced Portfolio— Service Shares	Janus Aspen Worldwide Portfolio— Service Shares	MFS® Investors Trust Series— Service Class	MFS® Research Series— Service Class	MFS® Utilities Series— Service Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S

$18,286	$31,222	$3,739	$628	$818	$52,157	$9,181
37,342	22,092	6,090	1,289	1,475	63,635	9,790

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

N

YLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, VI, VIII and IX policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity and New York Life Flexible Premium Variable Annuity II policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

For New York Life Premium Plus Variable Annuity policies, which are part of Series III and New York Life Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years (8% during the first four payment years for policies sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC or banks) and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offered a single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, the surrender charge was lower.

For the New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

For New York Life Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

For New York Life Premier Variable Annuity policies, which are part of Series VIII, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

For New York Life Premier Plus Variable Annuity policies, which are part of Series IX, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made.

All surrender charges are recorded with policyowners’ surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

NYLIAC also deducts an annual policy service charge from the policy’s Accumulation Value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the Accumulation Value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For New York Life Flexible Premium Variable Annuity and New York Life Flexible Premium Variable Annuity II, which are also part of Series I, this charge is $30 per policy. For Series II and VII policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, VI, VIII and IX policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V, VI, VII, VIII and IX policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V, VI, VII, VIII and IX policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85%, 1.75%, 1.65%, 1.35% and 1.65% respectively of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights section. These charges are disclosed in the accompanying statement of operations.

NYLIAC Variable Annuity Separate Account-III

NOTE 4—Distribution of Net Income:

T

he Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s):

The changes in units outstanding for the years ended December 31, 2011 and 2010 were as follows:

	MainStay VP Bond— Initial Class		MainStay VP Cash Management		MainStay VP Common Stock— Initial Class
	2011	2010	2011	2010	2011	2010

Series I Policies
Units Issued	154	310	43,192	22,928	11	7
Units Redeemed	(814)	(577)	(32,630)	(40,984)	(567)	(701)

Net Increase (Decrease)	(660)	(267)	10,562	(18,056)	(556)	(694)

Series II Policies
Units Issued	—	3	12,746	8,050	1	—
Units Redeemed	(7)	(9)	(10,884)	(11,573)	(4)	(28)

Net Increase (Decrease)	(7)	(6)	1,862	(3,523)	(3)	(28)

Series III Policies
Units Issued	131	269	67,351	44,957	17	14
Units Redeemed	(586)	(657)	(45,543)	(64,201)	(349)	(452)

Net Increase (Decrease)	(455)	(388)	21,808	(19,244)	(332)	(438)

Series IV Policies
Units Issued	39	76	59,921	21,643	1	7
Units Redeemed	(168)	(186)	(36,013)	(40,736)	(90)	(89)

Net Increase (Decrease)	(129)	(110)	23,908	(19,093)	(89)	(82)

Series V Policies
Units Issued	3	6	3,866	2,450	—	—
Units Redeemed	(6)	(3)	(3,127)	(2,638)	—	(1)

Net Increase (Decrease)	(3)	3	739	(188)	—	(1)

Series VI Policies
Units Issued	—	—	36,772	15,725	—	—
Units Redeemed	—	—	(28,214)	(23,985)	—	—

Net Increase (Decrease)	—	—	8,558	(8,260)	—	—

Series VII Policies
Units Issued	—	—	1,970	597	—	—
Units Redeemed	—	—	(990)	(504)	—	—

Net Increase (Decrease)	—	—	980	93	—	—

Series VIII Policies
Units Issued	—	—	1,909	520	—	—
Units Redeemed	—	—	(679)	(277)	—	—

Net Increase (Decrease)	—	—	1,230	243	—	—

Series IX Policies
Units Issued	—	—	1,223	577	—	—
Units Redeemed	—	—	(442)	(191)	—	—

Net Increase (Decrease)	—	—	781	386	—	—

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Convertible— Initial Class		MainStay VP Government— Initial Class		MainStay VP Growth Equity— Initial Class		MainStay VP High Yield Corporate Bond— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

75	81	132	344	17	22	234	336
(490)	(587)	(661)	(824)	(769)	(983)	(1,674)	(1,626)

(415)	(506)	(529)	(480)	(752)	(961)	(1,440)	(1,290)

1	12	49	3	—	1	252	200
(4)	(16)	(52)	(3)	(2)	(1)	(262)	(213)

(3)	(4)	(3)	—	(2)	—	(10)	(13)

94	104	162	394	61	42	728	1,116
(499)	(518)	(571)	(722)	(339)	(300)	(1,744)	(1,782)

(405)	(414)	(409)	(328)	(278)	(258)	(1,016)	(666)

22	16	54	147	7	11	105	238
(121)	(110)	(174)	(268)	(79)	(100)	(309)	(547)

(99)	(94)	(120)	(121)	(72)	(89)	(204)	(309)

1	—	2	4	—	—	2	3
(1)	(4)	(2)	(6)	—	—	(2)	(1)

—	(4)	—	(2)	—	—	—	2

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	MainStay VP ICAP Select Equity— Initial Class		MainStay VP Income Builder— Initial Class		MainStay VP International Equity— Initial Class
	2011	2010	2011	2010	2011	2010

Series I Policies
Units Issued	62	50	29	25	58	52
Units Redeemed	(1,885)	(2,116)	(476)	(592)	(290)	(357)

Net Increase (Decrease)	(1,823)	(2,066)	(447)	(567)	(232)	(305)

Series II Policies
Units Issued	6	3	—	—	2	7
Units Redeemed	(13)	(37)	(1)	(10)	(2)	(14)

Net Increase (Decrease)	(7)	(34)	(1)	(10)	—	(7)

Series III Policies
Units Issued	33	51	37	34	47	38
Units Redeemed	(983)	(1,010)	(254)	(239)	(285)	(279)

Net Increase (Decrease)	(950)	(959)	(217)	(205)	(238)	(241)

Series IV Policies
Units Issued	55	46	9	3	24	22
Units Redeemed	(293)	(343)	(53)	(61)	(69)	(94)

Net Increase (Decrease)	(238)	(297)	(44)	(58)	(45)	(72)

Series V Policies
Units Issued	—	1	—	—	—	—
Units Redeemed	(3)	(2)	—	—	—	—

Net Increase (Decrease)	(3)	(1)	—	—	—	—

Series VI Policies
Units Issued	—	—	—	—	—	—
Units Redeemed	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—

Series VII Policies
Units Issued	—	—	—	—	—	—
Units Redeemed	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—

Series VIII Policies
Units Issued	—	—	—	—	—	—
Units Redeemed	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—

Series IX Policies
Units Issued	—	—	—	—	—	—
Units Redeemed	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Large Cap Growth— Initial Class		MainStay VP Mid Cap Core— Initial Class		MainStay VP S&P 500 Index— Initial Class		MainStay VP U.S. Small Cap— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

132	94	69	92	15	16	51	125
(493)	(491)	(530)	(732)	(1,053)	(1,403)	(370)	(486)

(361)	(397)	(461)	(640)	(1,038)	(1,387)	(319)	(361)

2	18	—	3	6	3	—	4
(13)	(16)	(2)	(3)	(5)	(14)	(2)	(12)

(11)	2	(2)	—	1	(11)	(2)	(8)

238	73	40	64	58	87	13	82
(398)	(437)	(284)	(357)	(803)	(857)	(275)	(290)

(160)	(364)	(244)	(293)	(745)	(770)	(262)	(208)

34	33	26	22	17	13	8	5
(71)	(42)	(127)	(161)	(215)	(196)	(50)	(116)

(37)	(9)	(101)	(139)	(198)	(183)	(42)	(111)

—	—	—	—	—	—	—	—
(2)	—	—	—	(2)	(3)	—	—

(2)	—	—	—	(2)	(3)	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	Alger Small Cap Growth— Class I-2 Shares		Calvert VP SRI Balanced Portfolio		Dreyfus IP Technology Growth— Initial Shares
	2011	2010	2011	2010	2011	2010

Series I Policies
Units Issued	9	14	38	40	184	213
Units Redeemed	(320)	(443)	(104)	(110)	(404)	(320)

Net Increase (Decrease)	(311)	(429)	(66)	(70)	(220)	(107)

Series II Policies
Units Issued	—	—	5	1	2	3
Units Redeemed	(1)	(8)	(6)	(3)	(5)	(1)

Net Increase (Decrease)	(1)	(8)	(1)	(2)	(3)	2

Series III Policies
Units Issued	9	12	52	20	182	185
Units Redeemed	(174)	(195)	(129)	(146)	(345)	(199)

Net Increase (Decrease)	(165)	(183)	(77)	(126)	(163)	(14)

Series IV Policies
Units Issued	2	1	32	24	25	22
Units Redeemed	(23)	(28)	(69)	(51)	(55)	(33)

Net Increase (Decrease)	(21)	(27)	(37)	(27)	(30)	(11)

Series V Policies
Units Issued	1	—	1	1	1	1
Units Redeemed	(1)	—	(6)	(3)	—	—

Net Increase (Decrease)	—	—	(5)	(2)	1	1

Series VI Policies
Units Issued	—	—	14	21	—	—
Units Redeemed	—	—	(22)	(19)	—	—

Net Increase (Decrease)	—	—	(8)	2	—	—

Series VII Policies
Units Issued	—	—	27	4	—	—
Units Redeemed	—	—	(5)	—	—	—

Net Increase (Decrease)	—	—	22	4	—	—

Series VIII Policies
Units Issued	—	—	78	72	—	—
Units Redeemed	—	—	(9)	(9)	—	—

Net Increase (Decrease)	—	—	69	63	—	—

Series IX Policies
Units Issued	—	—	98	59	—	—
Units Redeemed	—	—	(6)	(2)	—	—

Net Increase (Decrease)	—	—	92	57	—	—

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

Fidelity® VIP Contrafund®— Initial Class		Fidelity® VIP Equity- Income— Initial Class		Janus Aspen Balanced Portfolio— Institutional Shares		Janus Aspen Worldwide Portfolio— Institutional Shares
2011	2010	2011	2010	2011	2010	2011	2010

27	19	44	35	41	22	30	32
(895)	(1,084)	(591)	(708)	(1,041)	(1,262)	(598)	(793)

(868)	(1,065)	(547)	(673)	(1,000)	(1,240)	(568)	(761)

2	5	1	—	—	9	4	1
(3)	(12)	(2)	(8)	(7)	(18)	(2)	(9)

(1)	(7)	(1)	(8)	(7)	(9)	2	(8)

50	41	45	44	14	91	24	33
(689)	(629)	(407)	(510)	(676)	(805)	(257)	(408)

(639)	(588)	(362)	(466)	(662)	(714)	(233)	(375)

15	14	8	6	6	135	13	10
(175)	(211)	(111)	(91)	(272)	(173)	(53)	(81)

(160)	(197)	(103)	(85)	(266)	(38)	(40)	(71)

—	1	1	1	—	—	—	—
(1)	(7)	(2)	(2)	(2)	(4)	—	(1)

(1)	(6)	(1)	(1)	(2)	(4)	—	(1)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	MFS® Investors Trust Series— Initial Class		MFS® Research Series— Initial Class		MFS® Utilities Series— Initial Class
	2011	2010	2011	2010	2011	2010

Series I Policies
Units Issued	14	6	10	7	18	2
Units Redeemed	(141)	(168)	(140)	(174)	(15)	(15)

Net Increase (Decrease)	(127)	(162)	(130)	(167)	3	(13)

Series II Policies
Units Issued	—	1	3	—	1	—
Units Redeemed	(2)	(1)	(3)	—	—	—

Net Increase (Decrease)	(2)	—	—	—	1	—

Series III Policies
Units Issued	2	5	5	19	24	3
Units Redeemed	(45)	(108)	(76)	(131)	(17)	(49)

Net Increase (Decrease)	(43)	(103)	(71)	(112)	7	(46)

Series IV Policies
Units Issued	1	1	1	—	—	—
Units Redeemed	(8)	(14)	(4)	(20)	—	(1)

Net Increase (Decrease)	(7)	(13)	(3)	(20)	—	(1)

Series V Policies
Units Issued	—	—	—	1	—	—
Units Redeemed	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	1	—	—

Series VI Policies
Units Issued	—	—	—	—	—	—
Units Redeemed	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—

Series VII Policies
Units Issued	—	—	—	—	—	—
Units Redeemed	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—

Series VIII Policies
Units Issued	—	—	—	—	—	—
Units Redeemed	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—

Series IX Policies
Units Issued	—	—	—	—	—	—
Units Redeemed	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I		Royce Micro-Cap Portfolio— Investment Class		Royce Small-Cap Portfolio— Investment Class		T. Rowe Price Equity Income Portfolio
2011	2010	2011	2010	2011	2010	2011	2010

2	6	305	345	182	274	96	59
(27)	(19)	(275)	(179)	(188)	(196)	(643)	(743)

(25)	(13)	30	166	(6)	78	(547)	(684)

—	—	19	24	23	30	2	4
(1)	—	(32)	(36)	(40)	(42)	(4)	(11)

(1)	—	(13)	(12)	(17)	(12)	(2)	(7)

11	6	115	193	91	196	25	45
(44)	(40)	(231)	(208)	(186)	(189)	(505)	(477)

(33)	(34)	(116)	(15)	(95)	7	(480)	(432)

—	1	90	157	82	108	14	10
(5)	(5)	(289)	(168)	(213)	(194)	(106)	(166)

(5)	(4)	(199)	(11)	(131)	(86)	(92)	(156)

(1)	—	6	21	2	9	—	—
—	—	(35)	(44)	(19)	(20)	(3)	(1)

(1)	—	(29)	(23)	(17)	(11)	(3)	(1)

—	—	122	152	70	169	—	—
—	—	(196)	(171)	(151)	(179)	—	—

—	—	(74)	(19)	(81)	(10)	—	—

—	—	83	46	85	75	—	—
—	—	(37)	(10)	(48)	(5)	—	—

—	—	46	36	37	70	—	—

—	—	147	146	79	109	—	—
—	—	(20)	(12)	(20)	(13)	—	—

—	—	127	134	59	96	—	—

—	—	120	136	112	122	—	—
—	—	(37)	(5)	(40)	(5)	—	—

—	—	83	131	72	117	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	UIF Emerging Markets Equity Portfolio— Class I		Van Eck VIP Global Hard Assets
	2011	2010	2011	2010

Series I Policies
Units Issued	50	120	403	359
Units Redeemed	(457)	(487)	(542)	(414)

Net Increase (Decrease)	(407)	(367)	(139)	(55)

Series II Policies
Units Issued	4	8	28	31
Units Redeemed	(5)	(6)	(62)	(59)

Net Increase (Decrease)	(1)	2	(34)	(28)

Series III Policies
Units Issued	47	63	106	221
Units Redeemed	(246)	(262)	(509)	(520)

Net Increase (Decrease)	(199)	(199)	(403)	(299)

Series IV Policies
Units Issued	18	38	360	241
Units Redeemed	(73)	(48)	(725)	(382)

Net Increase (Decrease)	(55)	(10)	(365)	(141)

Series V Policies
Units Issued	—	1	7	18
Units Redeemed	(1)	(1)	(29)	(30)

Net Increase (Decrease)	(1)	—	(22)	(12)

Series VI Policies
Units Issued	—	—	110	100
Units Redeemed	—	—	(221)	(364)

Net Increase (Decrease)	—	—	(111)	(264)

Series VII Policies
Units Issued	—	—	299	136
Units Redeemed	—	—	(173)	(16)

Net Increase (Decrease)	—	—	126	120

Series VIII Policies
Units Issued	—	—	423	373
Units Redeemed	—	—	(164)	(10)

Net Increase (Decrease)	—	—	259	363

Series IX Policies
Units Issued	—	—	300	331
Units Redeemed	—	—	(58)	(28)

Net Increase (Decrease)	—	—	242	303

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

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Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	MainStay VP Balanced— Service Class		MainStay VP Bond— Service Class		MainStay VP Common Stock— Service Class
	2011	2010	2011	2010	2011	2010

Series I Policies
Units Issued	260	213	513	750	37	53
Units Redeemed	(371)	(337)	(307)	(343)	(84)	(71)

Net Increase (Decrease)	(111)	(124)	206	407	(47)	(18)

Series II Policies
Units Issued	30	20	148	179	12	7
Units Redeemed	(40)	(66)	(246)	(145)	(26)	(23)

Net Increase (Decrease)	(10)	(46)	(98)	34	(14)	(16)

Series III Policies
Units Issued	57	89	344	678	15	28
Units Redeemed	(284)	(309)	(634)	(371)	(123)	(106)

Net Increase (Decrease)	(227)	(220)	(290)	307	(108)	(78)

Series IV Policies
Units Issued	42	40	457	843	24	27
Units Redeemed	(260)	(370)	(915)	(410)	(261)	(128)

Net Increase (Decrease)	(218)	(330)	(458)	433	(237)	(101)

Series V Policies
Units Issued	25	9	86	62	—	—
Units Redeemed	(63)	(23)	(167)	(95)	(5)	(4)

Net Increase (Decrease)	(38)	(14)	(81)	(33)	(5)	(4)

Series VI Policies
Units Issued	73	75	400	752	30	20
Units Redeemed	(220)	(223)	(679)	(504)	(125)	(85)

Net Increase (Decrease)	(147)	(148)	(279)	248	(95)	(65)

Series VII Policies
Units Issued	52	38	365	349	10	4
Units Redeemed	(31)	(8)	(133)	(32)	(4)	—

Net Increase (Decrease)	21	30	232	317	6	4

Series VIII Policies
Units Issued	100	80	463	581	8	19
Units Redeemed	(17)	(19)	(124)	(50)	(4)	(3)

Net Increase (Decrease)	83	61	339	531	4	16

Series IX Policies
Units Issued	145	107	590	572	14	11
Units Redeemed	(7)	(5)	(166)	(55)	(1)	(1)

Net Increase (Decrease)	138	102	424	517	13	10

Not all investment divisions are available under all policies.

(a) For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Conservative Allocation— Service Class		MainStay VP Convertible— Service Class		MainStay VP Flexible Bond Opportunities— Service Class	MainStay VP Floating Rate— Service Class
2011	2010	2011	2010	2011(a)	2011	2010

1,443	1,280	313	307	370	922	720
(601)	(468)	(175)	(111)	(66)	(1,192)	(672)

842	812	138	196	304	(270)	48

138	226	88	81	203	217	180
(347)	(223)	(152)	(133)	(24)	(336)	(207)

(209)	3	(64)	(52)	179	(119)	(27)

494	615	135	314	242	811	785
(601)	(461)	(486)	(379)	(71)	(1,608)	(914)

(107)	154	(351)	(65)	171	(797)	(129)

714	801	227	217	397	534	695
(861)	(434)	(410)	(253)	(31)	(1,596)	(759)

(147)	367	(183)	(36)	366	(1,062)	(64)

18	38	15	22	—	68	31
(79)	(128)	(68)	(68)	—	(86)	(119)

(61)	(90)	(53)	(46)	—	(18)	(88)

434	778	373	244	249	367	602
(628)	(410)	(510)	(319)	(83)	(719)	(611)

(194)	368	(137)	(75)	166	(352)	(9)

458	255	179	178	122	575	457
(153)	(43)	(72)	(23)	(10)	(455)	(89)

305	212	107	155	112	120	368

596	550	334	359	268	461	587
(137)	(22)	(47)	(3)	(7)	(220)	(32)

459	528	287	356	261	241	555

1,053	666	360	336	137	625	489
(48)	(84)	(50)	(11)	(7)	(100)	(3)

1,005	582	310	325	130	525	486

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	MainStay VP Government— Service Class		MainStay VP Growth Allocation— Service Class		MainStay VP Growth Equity— Service Class
	2011	2010	2011	2010	2011	2010

Series I Policies
Units Issued	454	629	336	485	78	65
Units Redeemed	(363)	(394)	(443)	(383)	(78)	(71)

Net Increase (Decrease)	91	235	(107)	102	—	(6)

Series II Policies
Units Issued	64	184	32	19	2	3
Units Redeemed	(189)	(180)	(52)	(25)	(11)	(5)

Net Increase (Decrease)	(125)	4	(20)	(6)	(9)	(2)

Series III Policies
Units Issued	416	715	221	119	14	25
Units Redeemed	(749)	(740)	(381)	(183)	(141)	(102)

Net Increase (Decrease)	(333)	(25)	(160)	(64)	(127)	(77)

Series IV Policies
Units Issued	246	659	49	175	26	22
Units Redeemed	(857)	(463)	(280)	(390)	(130)	(94)

Net Increase (Decrease)	(611)	196	(231)	(215)	(104)	(72)

Series V Policies
Units Issued	34	29	1	1	1	2
Units Redeemed	(37)	(92)	(23)	(14)	(3)	(23)

Net Increase (Decrease)	(3)	(63)	(22)	(13)	(2)	(21)

Series VI Policies
Units Issued	376	571	111	143	43	20
Units Redeemed	(616)	(540)	(224)	(265)	(113)	(49)

Net Increase (Decrease)	(240)	31	(113)	(122)	(70)	(29)

Series VII Policies
Units Issued	312	456	69	15	5	9
Units Redeemed	(208)	(220)	(56)	(2)	(4)	(4)

Net Increase (Decrease)	104	236	13	13	1	5

Series VIII Policies
Units Issued	197	333	76	116	14	18
Units Redeemed	(81)	(33)	(12)	(7)	(4)	(2)

Net Increase (Decrease)	116	300	64	109	10	16

Series IX Policies
Units Issued	349	335	78	125	9	19
Units Redeemed	(130)	(18)	(23)	(17)	(3)	(2)

Net Increase (Decrease)	219	317	55	108	6	17

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

MainStay VP High Yield Corporate Bond— Service Class		MainStay VP ICAP Select Equity— Service Class		MainStay VP Income Builder— Service Class		MainStay VP International Equity— Service Class
2011	2010	2011	2010	2011	2010	2011	2010

686	959	321	336	135	78	253	251
(392)	(205)	(319)	(224)	(43)	(67)	(148)	(76)

294	754	2	112	92	11	105	175

187	216	61	54	33	11	53	40
(581)	(330)	(162)	(193)	(27)	(4)	(52)	(68)

(394)	(114)	(101)	(139)	6	7	1	(28)

789	1,028	44	72	87	41	94	104
(1,684)	(1,254)	(748)	(565)	(178)	(75)	(253)	(307)

(895)	(226)	(704)	(493)	(91)	(34)	(159)	(203)

491	583	62	76	51	41	163	188
(1,904)	(969)	(922)	(609)	(117)	(86)	(336)	(281)

(1,413)	(386)	(860)	(533)	(66)	(45)	(173)	(93)

184	104	7	12	4	6	15	10
(171)	(176)	(60)	(61)	(6)	(4)	(48)	(44)

13	(72)	(53)	(49)	(2)	2	(33)	(34)

442	780	155	142	96	60	93	98
(1,075)	(885)	(637)	(435)	(153)	(60)	(259)	(188)

(633)	(105)	(482)	(293)	(57)	—	(166)	(90)

903	807	135	152	84	28	84	100
(284)	(146)	(62)	(19)	(27)	(5)	(35)	(10)

619	661	73	133	57	23	49	90

1,112	1,321	238	276	37	50	229	237
(320)	(39)	(43)	(11)	(24)	(8)	(41)	(9)

792	1,282	195	265	13	42	188	228

2,015	2,032	211	245	88	70	168	183
(205)	(13)	(48)	(3)	(25)	(2)	(41)	(12)

1,810	2,019	163	242	63	68	127	171

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	MainStay VP Large Cap Growth— Service Class		MainStay VP Mid Cap Core— Service Class		MainStay VP Moderate Allocation— Service Class
	2011	2010	2011	2010	2011	2010

Series I Policies
Units Issued	333	251	130	148	1,148	1,835
Units Redeemed	(88)	(75)	(214)	(184)	(1,120)	(898)

Net Increase (Decrease)	245	176	(84)	(36)	28	937

Series II Policies
Units Issued	51	21	27	30	69	164
Units Redeemed	(55)	(58)	(64)	(70)	(299)	(225)

Net Increase (Decrease)	(4)	(37)	(37)	(40)	(230)	(61)

Series III Policies
Units Issued	189	149	118	98	501	2,025
Units Redeemed	(250)	(233)	(402)	(468)	(2,083)	(2,256)

Net Increase (Decrease)	(61)	(84)	(284)	(370)	(1,582)	(231)

Series IV Policies
Units Issued	182	226	104	121	368	523
Units Redeemed	(403)	(225)	(495)	(385)	(1,304)	(834)

Net Increase (Decrease)	(221)	1	(391)	(264)	(936)	(311)

Series V Policies
Units Issued	26	21	12	10	22	8
Units Redeemed	(42)	(42)	(32)	(34)	(80)	(95)

Net Increase (Decrease)	(16)	(21)	(20)	(24)	(58)	(87)

Series VI Policies
Units Issued	232	171	225	181	262	496
Units Redeemed	(242)	(265)	(541)	(380)	(497)	(330)

Net Increase (Decrease)	(10)	(94)	(316)	(199)	(235)	166

Series VII Policies
Units Issued	168	49	52	35	188	131
Units Redeemed	(67)	(10)	(20)	(9)	(66)	(18)

Net Increase (Decrease)	101	39	32	26	122	113

Series VIII Policies
Units Issued	159	148	82	77	813	615
Units Redeemed	(29)	(10)	(13)	(8)	(101)	(22)

Net Increase (Decrease)	130	138	69	69	712	593

Series IX Policies
Units Issued	177	164	67	58	863	642
Units Redeemed	(20)	(5)	(12)	(4)	(65)	(47)

Net Increase (Decrease)	157	159	55	54	798	595

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Moderate Growth Allocation— Service Class		MainStay VP S&P 500 Index— Service Class		MainStay VP U.S. Small Cap— Service Class		Alger Small Cap Growth— Class S Shares
2011	2010	2011	2010	2011	2010	2011	2010

907	1,285	172	186	68	100	13	12
(869)	(492)	(213)	(191)	(112)	(108)	(51)	(54)

38	793	(41)	(5)	(44)	(8)	(38)	(42)

42	58	15	13	20	12	1	2
(106)	(69)	(56)	(51)	(19)	(32)	(5)	(12)

(64)	(11)	(41)	(38)	1	(20)	(4)	(10)

128	366	123	113	36	95	13	6
(657)	(589)	(567)	(500)	(223)	(208)	(78)	(80)

(529)	(223)	(444)	(387)	(187)	(113)	(65)	(74)

170	130	48	101	28	64	15	7
(667)	(543)	(601)	(419)	(216)	(233)	(118)	(106)

(497)	(413)	(553)	(318)	(188)	(169)	(103)	(99)

3	15	8	8	6	9	—	—
(31)	(61)	(49)	(59)	(12)	(21)	(4)	(4)

(28)	(46)	(41)	(51)	(6)	(12)	(4)	(4)

138	258	152	101	212	94	10	9
(470)	(335)	(404)	(308)	(359)	(148)	(56)	(54)

(332)	(77)	(252)	(207)	(147)	(54)	(46)	(45)

179	69	73	33	26	50	—	—
(105)	(12)	(50)	(1)	(44)	(3)	—	—

74	57	23	32	(18)	47	—	—

1,218	764	59	68	22	32	—	—
(146)	(60)	(13)	(6)	(17)	(7)	—	—

1,072	704	46	62	5	25	—	—

1,195	933	103	58	25	35	—	—
(87)	(33)	(6)	(8)	(6)	(1)	—	—

1,108	900	97	50	19	34	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	BlackRock® Global Allocation V.I. Fund— Class III Shares	Columbia Variable Portfolio—Small Cap Value Fund—Class 2		Dreyfus IP Technology Growth— Service Shares
	2011(b)	2011	2010	2011	2010

Series I Policies
Units Issued	645	133	297	175	153
Units Redeemed	(31)	(219)	(255)	(118)	(81)

Net Increase (Decrease)	614	(86)	42	57	72

Series II Policies
Units Issued	108	18	43	39	26
Units Redeemed	(9)	(20)	(36)	(51)	(21)

Net Increase (Decrease)	99	(2)	7	(12)	5

Series III Policies
Units Issued	714	152	239	158	161
Units Redeemed	(41)	(308)	(257)	(235)	(147)

Net Increase (Decrease)	673	(156)	(18)	(77)	14

Series IV Policies
Units Issued	909	122	148	127	153
Units Redeemed	(39)	(174)	(165)	(293)	(160)

Net Increase (Decrease)	870	(52)	(17)	(166)	(7)

Series V Policies
Units Issued	—	3	10	5	16
Units Redeemed	—	(24)	(9)	(17)	(22)

Net Increase (Decrease)	—	(21)	1	(12)	(6)

Series VI Policies
Units Issued	308	221	215	149	122
Units Redeemed	(72)	(308)	(158)	(192)	(150)

Net Increase (Decrease)	236	(87)	57	(43)	(28)

Series VII Policies
Units Issued	136	27	26	78	28
Units Redeemed	(9)	(21)	(2)	(57)	(6)

Net Increase (Decrease)	127	6	24	21	22

Series VIII Policies
Units Issued	641	66	57	92	60
Units Redeemed	(17)	(11)	(2)	(22)	(12)

Net Increase (Decrease)	624	55	55	70	48

Series IX Policies
Units Issued	531	47	28	65	92
Units Redeemed	(14)	(15)	(1)	(28)	(15)

Net Increase (Decrease)	517	32	27	37	77

Not all investment divisions are available under all policies.

(b) For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

NYLIAC Variable Annuity Separate Account-III

Fidelity® VIP Contrafund®— Service Class 2		Fidelity® VIP Equity-Income— Service Class 2		Fidelity® VIP Mid Cap— Service Class 2		Janus Aspen Balanced Portfolio— Service Shares
2011	2010	2011	2010	2011	2010	2011	2010

248	297	150	173	330	419	317	348
(227)	(151)	(215)	(177)	(424)	(287)	(152)	(101)

21	146	(65)	(4)	(94)	132	165	247

46	42	44	41	25	41	36	48
(99)	(124)	(83)	(120)	(60)	(55)	(85)	(47)

(53)	(82)	(39)	(79)	(35)	(14)	(49)	1

107	215	66	58	63	215	108	155
(594)	(627)	(290)	(376)	(467)	(268)	(270)	(194)

(487)	(412)	(224)	(318)	(404)	(53)	(162)	(39)

63	100	57	58	73	140	53	129
(768)	(650)	(526)	(448)	(393)	(275)	(427)	(231)

(705)	(550)	(469)	(390)	(320)	(135)	(374)	(102)

6	18	9	6	4	18	17	15
(94)	(89)	(33)	(69)	(43)	(31)	(65)	(75)

(88)	(71)	(24)	(63)	(39)	(13)	(48)	(60)

65	82	105	68	104	160	120	250
(519)	(477)	(354)	(264)	(265)	(252)	(254)	(260)

(454)	(395)	(249)	(196)	(161)	(92)	(134)	(10)

130	140	47	15	116	134	120	96
(62)	(16)	(11)	(5)	(71)	(15)	(57)	(17)

68	124	36	10	45	119	63	79

238	278	62	58	223	255	383	342
(43)	(3)	(12)	(11)	(42)	(5)	(23)	(5)

195	275	50	47	181	250	360	337

214	208	66	94	191	196	467	427
(41)	(4)	(12)	(13)	(51)	(8)	(54)	(4)

173	204	54	81	140	188	413	423

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	Janus Aspen Worldwide Portfolio— Service Shares		MFS® Investors Trust Series— Service Class		MFS® Research Series— Service Class
	2011	2010	2011	2010	2011	2010

Series I Policies
Units Issued	75	90	15	21	10	16
Units Redeemed	(69)	(46)	(15)	(15)	(14)	(13)

Net Increase (Decrease)	6	44	—	6	(4)	3

Series II Policies
Units Issued	12	15	2	—	—	—
Units Redeemed	(21)	(20)	(2)	(3)	(1)	(2)

Net Increase (Decrease)	(9)	(5)	—	(3)	(1)	(2)

Series III Policies
Units Issued	61	68	3	5	6	7
Units Redeemed	(152)	(114)	(18)	(25)	(21)	(35)

Net Increase (Decrease)	(91)	(46)	(15)	(20)	(15)	(28)

Series IV Policies
Units Issued	35	64	7	14	6	4
Units Redeemed	(121)	(122)	(30)	(19)	(32)	(31)

Net Increase (Decrease)	(86)	(58)	(23)	(5)	(26)	(27)

Series V Policies
Units Issued	1	5	—	—	—	—
Units Redeemed	(9)	(7)	—	(1)	(2)	(1)

Net Increase (Decrease)	(8)	(2)	—	(1)	(2)	(1)

Series VI Policies
Units Issued	44	40	6	14	9	14
Units Redeemed	(84)	(75)	(20)	(17)	(21)	(23)

Net Increase (Decrease)	(40)	(35)	(14)	(3)	(12)	(9)

Series VII Policies
Units Issued	20	26	1	—	5	1
Units Redeemed	(7)	(5)	—	—	(1)	—

Net Increase (Decrease)	13	21	1	—	4	1

Series VIII Policies
Units Issued	37	39	11	2	12	4
Units Redeemed	(11)	(5)	(5)	—	(2)	—

Net Increase (Decrease)	26	34	6	2	10	4

Series IX Policies
Units Issued	25	39	2	4	8	2
Units Redeemed	(9)	(6)	(2)	(1)	(1)	—

Net Increase (Decrease)	16	33	—	3	7	2

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

MFS® Utilities Series— Service Class		Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S		PIMCO Real Return Portfolio— Advisor Class		T. Rowe Price Equity Income Portfolio—II
2011	2010	2011	2010	2011	2010	2011	2010

529	426	151	145	1,663	915	202	212
(573)	(528)	(129)	(100)	(263)	(27)	(164)	(153)

(44)	(102)	22	45	1,400	888	38	59

59	47	15	13	259	130	37	42
(132)	(126)	(15)	(18)	(85)	(6)	(74)	(86)

(73)	(79)	—	(5)	174	124	(37)	(44)

208	104	103	120	1,150	590	68	65
(628)	(579)	(149)	(81)	(199)	(96)	(338)	(288)

(420)	(475)	(46)	39	951	494	(270)	(223)

238	128	56	51	970	995	62	113
(566)	(342)	(109)	(72)	(439)	(54)	(603)	(369)

(328)	(214)	(53)	(21)	531	941	(541)	(256)

19	16	20	7	—	—	8	8
(51)	(74)	(17)	(7)	—	—	(57)	(95)

(32)	(58)	3	—	—	—	(49)	(87)

106	68	94	94	886	701	93	129
(372)	(436)	(98)	(77)	(344)	(101)	(436)	(357)

(266)	(368)	(4)	17	542	600	(343)	(228)

376	185	34	8	670	247	139	61
(132)	(30)	(8)	(4)	(86)	(37)	(39)	(22)

244	155	26	4	584	210	100	39

383	380	36	22	806	263	176	175
(51)	(4)	(10)	(1)	(28)	(4)	(29)	(6)

332	376	26	21	778	259	147	169

395	353	41	35	845	392	123	128
(37)	(18)	(14)	(3)	(74)	(77)	(32)	(9)

358	335	27	32	771	315	91	119

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	UIF Emerging Markets Equity Portfolio— Class II		Victory VIF Diversified Stock— Class A Shares
	2011	2010	2011	2010

Series I Policies
Units Issued	140	154	26	54
Units Redeemed	(96)	(69)	(95)	(107)

Net Increase (Decrease)	44	85	(69)	(53)

Series II Policies
Units Issued	23	23	17	22
Units Redeemed	(40)	(56)	(18)	(24)

Net Increase (Decrease)	(17)	(33)	(1)	(2)

Series III Policies
Units Issued	92	164	13	34
Units Redeemed	(242)	(200)	(56)	(70)

Net Increase (Decrease)	(150)	(36)	(43)	(36)

Series IV Policies
Units Issued	58	103	39	108
Units Redeemed	(262)	(151)	(131)	(99)

Net Increase (Decrease)	(204)	(48)	(92)	9

Series V Policies
Units Issued	8	21	2	4
Units Redeemed	(29)	(25)	(7)	(21)

Net Increase (Decrease)	(21)	(4)	(5)	(17)

Series VI Policies
Units Issued	58	117	30	9
Units Redeemed	(218)	(230)	(42)	(78)

Net Increase (Decrease)	(160)	(113)	(12)	(69)

Series VII Policies
Units Issued	108	77	4	12
Units Redeemed	(69)	(21)	(4)	(5)

Net Increase (Decrease)	39	56	—	7

Series VIII Policies
Units Issued	153	197	8	33
Units Redeemed	(47)	(5)	(5)	(9)

Net Increase (Decrease)	106	192	3	24

Series IX Policies
Units Issued	131	178	13	13
Units Redeemed	(69)	(30)	(7)	(2)

Net Increase (Decrease)	62	148	6	11

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

(This page intentionally left blank)

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s):

T

he following table presents financial highlights for each Investment Division as of December 31, 2011, 2010, 2009, 2008 and 2007:

	MainStay VP Bond—Initial Class
	2011	2010	2009	2008	2007

Series I Policies (a)
Net Assets	$73,096	$82,426	$82,627	$86,749	$103,808
Units Outstanding	3,423	4,083	4,350	4,854	5,935
Variable Accumulation Unit Value	$21.36	$20.20	$19.00	$17.87	$17.47
Total Return	5.8%	6.3%	6.3%	2.3%	5.0%
Investment Income Ratio	3.1%	3.1%	4.6%	4.0%	3.5%
Series II Policies (b)
Net Assets	$461	$546	$613	$660	$936
Units Outstanding	27	34	40	46	66
Variable Accumulation Unit Value	$17.16	$16.25	$15.30	$14.42	$14.12
Total Return	5.6%	6.2%	6.1%	2.1%	4.9%
Investment Income Ratio	3.0%	3.0%	4.5%	3.6%	3.4%
Series III Policies (c)
Net Assets	$25,052	$30,949	$34,959	$38,193	$39,600
Units Outstanding	1,496	1,951	2,339	2,710	2,869
Variable Accumulation Unit Value	$16.75	$15.87	$14.95	$14.10	$13.81
Total Return	5.5%	6.1%	6.1%	2.1%	4.8%
Investment Income Ratio	2.9%	3.0%	4.5%	4.2%	3.7%
Series IV Policies (d)
Net Assets	$9,383	$10,708	$11,587	$11,916	$12,065
Units Outstanding	621	750	860	940	971
Variable Accumulation Unit Value	$15.14	$14.32	$13.47	$12.68	$12.40
Total Return	5.7%	6.3%	6.2%	2.2%	5.0%
Investment Income Ratio	3.0%	3.0%	4.6%	4.1%	3.6%
Series V Policies (e)
Net Assets	$122	$160	$121	$188	$208
Units Outstanding	9	12	9	16	17
Variable Accumulation Unit Value	$14.26	$13.55	$12.79	$12.09	$11.88
Total Return	5.3%	5.9%	5.8%	1.8%	4.6%
Investment Income Ratio	3.4%	3.5%	4.3%	4.1%	3.4%
Series VI Policies (f)
Net Assets	$—	$—	$—	$—	$—
Units Outstanding	—	—	—	—	—
Variable Accumulation Unit Value	$—	$—	$—	$—	$—
Total Return	—	—	—	—	—
Investment Income Ratio	—	—	—	—	—
Series VII Policies (g)
Net Assets	$—	$—	$—	$—	$—
Units Outstanding	—	—	—	—	—
Variable Accumulation Unit Value	$—	$—	$—	$—	$—
Total Return	—	—	—	—	—
Investment Income Ratio	—	—	—	—	—
Series VIII Policies (h)
Net Assets	$—	$—	$—	$—	$—
Units Outstanding	—	—	—	—	—
Variable Accumulation Unit Value	$—	$—	$—	$—	$—
Total Return	—	—	—	—	—
Investment Income Ratio	—	—	—	—	—
Series IX Policies (i)
Net Assets	$—	$—	$—	$—	$—
Units Outstanding	—	—	—	—	—
Variable Accumulation Unit Value	$—	$—	$—	$—	$—
Total Return	—	—	—	—	—
Investment Income Ratio	—	—	—	—	—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Cash Management								MainStay VP Common Stock—Initial Class
2011		2010		2009		2008	2007	2011		2010	2009	2008		2007

$96,688		$84,819		$109,910		$173,656	$121,912	$75,479		$88,486	$94,392	$89,607		$181,427
74,223		63,661		81,717		127,879	90,100	3,190		3,746	4,440	5,082		6,457
$1.31		$1.33		$1.35		$1.36	$1.35	$23.67		$23.63	$21.28	$17.63		$28.11
(1.6%	)	(1.4%	)	(1.3%	)	0.8%	3.4%	0.2%		11.0%	20.7%	(37.3%	)	3.7%
—		—		—		2.1%	4.7%	1.4%		1.6%	2.1%	1.4%		1.2%

$10,449		$8,586		$12,607		$27,184	$13,015	$229		$253	$432	$343		$604
9,798		7,936		11,459		24,265	11,758	28		31	59	56		62
$1.07		$1.08		$1.10		$1.12	$1.11	$8.17		$8.17	$7.37	$6.11		$9.76
(1.5%	)	(1.6%	)	(1.5%	)	0.6%	3.2%	—		10.9%	20.5%	(37.4%	)	3.5%
—		—		0.1%		2.0%	4.7%	1.5%		1.4%	2.2%	1.5%		1.2%

$74,706		$52,846		$74,347		$136,011	$79,545	$9,526		$12,258	$14,310	$13,910		$26,757
71,184		49,376		68,620		124,224	71,971	1,165		1,497	1,935	2,267		2,725
$1.05		$1.07		$1.09		$1.10	$1.10	$8.19		$8.19	$7.39	$6.13		$9.80
(1.6%	)	(1.6%	)	(1.5%	)	0.6%	3.2%	—		10.8%	20.5%	(37.4%	)	3.5%
—		—		0.1%		2.0%	4.7%	1.4%		1.5%	2.1%	1.4%		1.2%

$73,474		$49,613		$70,669		$114,583	$42,684	$3,916		$4,943	$5,294	$5,006		$9,415
71,593		47,685		66,778		106,914	39,964	335		424	506	575		678
$1.03		$1.04		$1.06		$1.07	$1.06	$11.67		$11.66	$10.51	$8.71		$13.89
(1.4%	)	(1.5%	)	(1.4%	)	0.7%	3.3%	0.1%		11.0%	20.6%	(37.3%	)	3.6%
—		—		—		1.9%	4.7%	1.4%		1.5%	2.1%	1.4%		1.3%

$3,041		$2,353		$2,590		$9,319	$4,304	$26		$27	$35	$51		$114
3,077		2,338		2,526		8,666	4,102	2		2	3	5		7
$0.99		$1.01		$1.03		$1.05	$1.04	$12.77		$12.81	$11.59	$9.64		$15.44
(1.8%	)	(1.9%	)	(1.8%	)	0.3%	2.9%	(0.3%	)	10.5%	20.2%	(37.6%	)	3.2%
—		—		0.1%		1.9%	4.7%	1.5%		1.6%	2.2%	1.5%		1.2%

$35,212		$27,006		$36,228		$63,907	$20,615	$—		$—	$—	$—		$—
35,046		26,488		34,748		60,512	19,513	—		—	—	—		—
$1.01		$1.02		$1.04		$1.06	$1.05	$—		$—	$—	$—		$—
(1.7%	)	(1.8%	)	(1.7%	)	0.4%	3.0%	—		—	—	—		—
—		—		0.1%		1.9%	4.7%	—		—	—	—		—

$11,898		$2,533		$1,564		$—	$—	$—		$—	$—	$—		$—
1,230		250		157		—	—	—		—	—	—		—
$9.61		$9.77		$9.94		$—	$—	$—		$—	$—	$—		$—
(1.6%	)	(1.7%	)	(0.6%	)	—	—	—		—	—	—		—
—		—		—		—	—	—		—	—	—		—

$14,949		$3,070		$831		$—	$—	$—		$—	$—	$—		$—
1,543		313		70		—	—	—		—	—	—		—
$9.68		$9.82		$9.95		$—	$—	$—		$—	$—	$—		$—
(1.3%	)	(1.4%	)	(0.5%	)	—	—	—		—	—	—		—
—		—		—		—	—	—		—	—	—		—

$11,589		$4,229		$392		$—	$—	$—		$—	$—	$—		$—
1,206		425		39		—	—	—		—	—	—		—
$9.61		$9.77		$9.93		$—	$—	$—		$—	$—	$—		$—
(1.6%	)	(1.7%	)	(0.7%	)	—	—	—		—	—	—		—
—		—		—		—	—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Convertible—Initial Class
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$66,849		$81,390	$80,831	$62,517		$119,531
Units Outstanding	2,884		3,299	3,805	4,241		5,245
Variable Accumulation Unit Value	$23.19		$24.69	$21.24	$14.75		$22.80
Total Return	(6.1%	)	16.2%	44.0%	(35.3%	)	13.3%
Investment Income Ratio	2.3%		2.8%	2.2%	2.0%		2.2%
Series II Policies (b)
Net Assets	$837		$940	$857	$663		$1,182
Units Outstanding	65		68	72	80		92
Variable Accumulation Unit Value	$12.95		$13.81	$11.90	$8.27		$12.81
Total Return	(6.2%	)	16.0%	43.8%	(35.4%	)	13.1%
Investment Income Ratio	2.4%		2.9%	2.2%	2.1%		2.2%
Series III Policies (c)
Net Assets	$19,171		$25,782	$26,935	$20,103		$35,196
Units Outstanding	1,552		1,957	2,371	2,540		2,876
Variable Accumulation Unit Value	$12.35		$13.17	$11.36	$7.90		$12.24
Total Return	(6.3%	)	16.0%	43.8%	(35.5%	)	13.0%
Investment Income Ratio	2.2%		2.7%	2.2%	2.1%		2.3%
Series IV Policies (d)
Net Assets	$7,699		$9,829	$9,754	$7,926		$12,384
Units Outstanding	502		601	695	811		819
Variable Accumulation Unit Value	$15.35		$16.35	$14.08	$9.78		$15.13
Total Return	(6.1%	)	16.2%	44.0%	(35.4%	)	13.2%
Investment Income Ratio	2.2%		2.8%	2.2%	2.2%		2.3%
Series V Policies (e)
Net Assets	$58		$61	$107	$255		$423
Units Outstanding	3		3	7	24		26
Variable Accumulation Unit Value	$16.55		$17.70	$15.30	$10.67		$16.57
Total Return	(6.5%	)	15.7%	43.4%	(35.6%	)	12.8%
Investment Income Ratio	2.5%		2.0%	0.8%	2.1%		2.2%
Series VI Policies (f)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VII Policies (g)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VIII Policies (h)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series IX Policies (i)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Government—Initial Class						MainStay VP Growth Equity—Initial Class
2011	2010	2009		2008	2007	2011		2010	2009	2008		2007

$52,557	$60,356	$66,836		$86,408	$70,190	$90,435		$106,506	$111,757	$95,684		$198,461
2,650	3,179	3,659		4,740	4,166	5,173		5,925	6,886	7,796		9,739
$19.85	$18.99	$18.28		$18.24	$16.85	$17.49		$17.98	$16.25	$12.28		$20.37
4.5%	3.9%	0.2%		8.3%	5.2%	(2.7%	)	10.6%	32.3%	(39.7%	)	10.8%
3.2%	3.0%	3.3%		3.2%	4.6%	0.4%		0.5%	0.6%	0.5%		0.1%

$528	$559	$534		$514	$579	$85		$97	$92	$102		$256
34	37	37		36	43	13		15	15	22		34
$15.60	$14.95	$14.41		$14.41	$13.33	$6.49		$6.68	$6.05	$4.58		$7.61
4.4%	3.7%	—		8.1%	5.0%	(2.9%	)	10.5%	32.1%	(39.8%	)	10.7%
3.1%	3.1%	3.6%		2.7%	4.3%	0.4%		0.5%	0.5%	0.5%		0.1%

$18,962	$24,218	$28,091		$36,740	$30,102	$6,935		$8,829	$9,424	$8,325		$16,543
1,235	1,644	1,972		2,597	2,290	1,176		1,454	1,712	1,997		2,389
$15.37	$14.73	$14.21		$14.21	$13.15	$5.90		$6.08	$5.50	$4.17		$6.93
4.3%	3.7%	—		8.1%	5.0%	(2.9%	)	10.4%	32.1%	(39.8%	)	10.6%
3.0%	3.1%	3.3%		3.2%	4.7%	0.4%		0.5%	0.6%	0.5%		0.1%

$6,937	$8,259	$9,514		$11,635	$9,360	$3,149		$3,986	$4,397	$3,740		$6,849
494	614	735		900	783	315		387	476	531		586
$14.04	$13.45	$12.95		$12.93	$11.95	$10.01		$10.30	$9.31	$7.04		$11.69
4.5%	3.8%	0.2%		8.2%	5.1%	(2.8%	)	10.6%	32.3%	(39.8%	)	10.8%
3.0%	2.9%	3.4%		3.3%	4.7%	0.4%		0.5%	0.6%	0.6%		0.1%

$76	$73	$93		$144	$183	$8		$8	$7	$5		$8
6	6	8		12	16	1		1	1	1		1
$13.28	$12.76	$12.34		$12.37	$11.48	$11.90		$12.29	$11.16	$8.47		$14.12
4.0%	3.4%	(0.2%	)	7.8%	4.7%	(3.2%	)	10.2%	31.7%	(40.0%	)	10.3%
3.2%	2.2%	3.5%		2.7%	4.8%	0.4%		0.5%	0.6%	0.6%		0.1%

$—	$—	$—		$—	$—	$—		$—	$—	$—		$—
—	—	—		—	—	—		—	—	—		—
$—	$—	$—		$—	$—	$—		$—	$—	$—		$—
—	—	—		—	—	—		—	—	—		—
—	—	—		—	—	—		—	—	—		—

$—	$—	$—		$—	$—	$—		$—	$—	$—		$—
—	—	—		—	—	—		—	—	—		—
$—	$—	$—		$—	$—	$—		$—	$—	$—		$—
—	—	—		—	—	—		—	—	—		—
—	—	—		—	—	—		—	—	—		—

$—	$—	$—		$—	$—	$—		$—	$—	$—		$—
—	—	—		—	—	—		—	—	—		—
$—	$—	$—		$—	$—	$—		$—	$—	$—		$—
—	—	—		—	—	—		—	—	—		—
—	—	—		—	—	—		—	—	—		—

$—	$—	$—		$—	$—	$—		$—	$—	$—		$—
—	—	—		—	—	—		—	—	—		—
$—	$—	$—		$—	$—	$—		$—	$—	$—		$—
—	—	—		—	—	—		—	—	—		—
—	—	—		—	—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP High Yield Corporate Bond—Initial Class
	2011	2010	2009	2008		2007

Series I Policies (a)
Net Assets	$252,819	$284,464	$290,898	$217,881		$382,936
Units Outstanding	8,021	9,461	10,751	11,326		14,914
Variable Accumulation Unit Value	$31.52	$30.08	$27.07	$19.22		$25.68
Total Return	4.8%	11.1%	40.8%	(25.2%	)	0.9%
Investment Income Ratio	5.9%	5.7%	7.8%	8.4%		6.2%
Series II Policies (b)
Net Assets	$2,288	$2,448	$2,361	$1,840		$2,223
Units Outstanding	116	126	139	152		137
Variable Accumulation Unit Value	$19.75	$18.88	$17.01	$12.10		$16.19
Total Return	4.6%	10.9%	40.6%	(25.3%	)	0.7%
Investment Income Ratio	4.6%	6.6%	9.1%	8.7%		5.2%
Series III Policies (c)
Net Assets	$62,608	$78,636	$81,963	$57,001		$93,011
Units Outstanding	3,239	4,255	4,921	4,799		5,857
Variable Accumulation Unit Value	$19.33	$18.48	$16.67	$11.86		$15.88
Total Return	4.6%	10.9%	40.6%	(25.3%	)	0.7%
Investment Income Ratio	5.4%	5.9%	8.0%	8.6%		6.3%
Series IV Policies (d)
Net Assets	$22,545	$25,424	$28,187	$19,633		$30,072
Units Outstanding	1,130	1,334	1,643	1,609		1,842
Variable Accumulation Unit Value	$19.97	$19.07	$17.17	$12.20		$16.31
Total Return	4.7%	11.1%	40.8%	(25.2%	)	0.8%
Investment Income Ratio	5.7%	5.7%	7.9%	8.7%		6.4%
Series V Policies (e)
Net Assets	$366	$346	$292	$191		$418
Units Outstanding	18	18	16	15		25
Variable Accumulation Unit Value	$20.47	$19.62	$17.74	$12.65		$16.99
Total Return	4.3%	10.6%	40.2%	(25.5%	)	0.4%
Investment Income Ratio	6.5%	6.0%	8.0%	8.7%		4.7%
Series VI Policies (f)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Series VII Policies (g)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Series VIII Policies (h)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Series IX Policies (i)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MainStay VP ICAP Select Equity—Initial Class							MainStay VP Income Builder—Initial Class
2011		2010	2009	2008		2007	2011	2010	2009	2008		2007

$121,926		$149,402	$151,659	$106,056		$66,251	$66,513	$74,354	$76,356	$73,712		$133,026
9,516		11,339	13,405	11,955		4,594	3,044	3,491	4,058	4,775		6,205
$12.81		$13.19	$11.32	$8.87		$14.42	$21.88	$21.31	$18.82	$15.45		$21.45
(2.8%	)	16.5%	27.6%	(38.5%	)	5.4%	2.7%	13.2%	21.8%	(27.9%	)	6.0%
1.4%		0.8%	1.8%	0.6%		0.6%	3.8%	3.1%	3.6%	3.1%		2.1%

$1,143		$1,251	$1,438	$896		$583	$88	$100	$171	$201		$336
97		104	138	110		45	9	10	20	28		34
$11.73		$12.09	$10.39	$8.16		$13.27	$9.95	$9.70	$8.59	$7.06		$9.81
(3.0%	)	16.3%	27.4%	(38.6%	)	5.2%	2.5%	13.0%	21.6%	(28.0%	)	5.9%
1.4%		0.8%	1.8%	0.6%		0.6%	4.0%	2.2%	3.5%	3.3%		2.1%

$33,587		$45,924	$49,320	$31,234		$21,862	$6,571	$8,425	$9,138	$9,148		$15,244
2,913		3,863	4,822	3,890		1,672	692	909	1,114	1,356		1,627
11.53		$11.89	$10.23	$8.03		$13.08	$9.49	$9.26	$8.20	$6.75		$9.38
(3.0%	)	16.2%	27.4%	(38.6%	)	5.2%	2.5%	13.0%	21.6%	(28.1%	)	5.8%
1.3%		0.8%	1.7%	0.6%		0.6%	3.6%	3.0%	3.5%	3.2%		2.2%

$13,530		$17,034	$17,893	$9,592		$6,279	$2,893	$3,375	$3,617	$3,385		$5,942
1,072		1,310	1,607	1,096		441	219	263	321	363		459
$12.62		$13.00	$11.16	$8.75		$14.23	$13.19	$12.85	$11.36	$9.33		$12.95
(2.9%	)	16.4%	27.5%	(38.5%	)	5.3%	2.6%	13.1%	21.7%	(28.0%	)	6.0%
1.3%		0.8%	1.7%	0.6%		0.6%	3.5%	3.1%	3.6%	3.2%		2.2%

$119		$166	$163	$111		$77	$17	$11	$11	$9		$48
7		10	11	10		4	1	1	1	1		3
$16.12		$16.66	$14.37	$11.31		$18.46	$14.48	$14.17	$12.57	$10.37		$14.45
(3.2%	)	16.0%	27.0%	(38.7%	)	4.9%	2.2%	12.7%	21.3%	(28.3%	)	5.5%
1.3%		0.9%	1.8%	0.6%		0.6%	3.5%	3.2%	3.7%	1.5%		2.3%

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP International Equity—Initial Class
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$27,572		$38,657	$44,166	$45,986		$84,428
Units Outstanding	1,448		1,680	1,985	2,432		3,273
Variable Accumulation Unit Value	$19.07		$23.03	$22.26	$18.92		$25.81
Total Return	(17.2%	)	3.4%	17.7%	(26.7%	)	3.5%
Investment Income Ratio	3.1%		3.1%	6.9%	1.3%		0.6%
Series II Policies (b)
Net Assets	$493		$601	$674	$596		$1,125
Units Outstanding	43		43	50	52		72
Variable Accumulation Unit Value	$11.50		$13.91	$13.47	$11.46		$15.66
Total Return	(17.3%	)	3.3%	17.5%	(26.8%	)	3.3%
Investment Income Ratio	3.2%		3.2%	7.2%	1.3%		0.6%
Series III Policies (c)
Net Assets	$9,000		$14,196	$17,013	$17,757		$29,445
Units Outstanding	784		1,022	1,263	1,549		1,879
Variable Accumulation Unit Value	$11.49		$13.90	$13.47	$11.47		$15.68
Total Return	(17.4%	)	3.2%	17.5%	(26.9%	)	3.3%
Investment Income Ratio	2.9%		3.1%	6.9%	1.4%		0.6%
Series IV Policies (d)
Net Assets	$3,694		$5,206	$6,193	$5,824		$9,134
Units Outstanding	269		314	386	427		490
Variable Accumulation Unit Value	$13.73		$16.59	$16.05	$13.64		$18.62
Total Return	(17.2%	)	3.4%	17.6%	(26.7%	)	3.4%
Investment Income Ratio	3.0%		3.0%	7.0%	1.4%		0.7%
Series V Policies (e)
Net Assets	$24		$30	$35	$63		$86
Units Outstanding	2		2	2	4		4
Variable Accumulation Unit Value	$14.70		$17.84	$17.32	$14.78		$20.26
Total Return	(17.6%	)	3.0%	17.2%	(27.0%	)	3.0%
Investment Income Ratio	3.2%		3.1%	5.2%	1.5%		0.5%
Series VI Policies (f)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VII Policies (g)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VIII Policies (h)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series IX Policies (i)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Large Cap Growth—Initial Class							MainStay VP Mid Cap Core—Initial Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$31,724		$37,634	$37,987	$29,821		$56,461	$40,129		$49,459	$49,084	$19,107		$44,024
2,165		2,526	2,923	3,167		3,618	2,583		3,044	3,684	1,936		2,539
$14.65		$14.90	$13.01	$9.42		$15.61	$15.55		$16.26	$13.33	$9.87		$17.34
(1.7%	)	14.6%	38.1%	(39.7%	)	19.7%	(4.3%	)	21.9%	35.0%	(43.0%	)	3.6%
—		—	—	0.1%		—	0.8%		0.3%	0.5%	0.3%		0.4%

$261		$351	$295	$193		$391	$231		$277	$227	$174		$355
32		43	41	37		44	14		16	16	16		19
$8.10		$8.25	$7.21	$5.23		$8.68	$16.58		$17.36	$14.26	$10.58		$18.60
(1.8%	)	14.4%	37.9%	(39.7%	)	19.5%	(4.5%	)	21.7%	34.8%	(43.1%	)	3.4%
—		—	—	0.1%		—	0.8%		0.4%	0.4%	0.3%		0.3%

$6,382		$7,629	$8,902	$6,856		$12,304	$15,291		$20,082	$20,507	$8,230		$18,072
926		1,086	1,450	1,542		1,654	963		1,207	1,500	810		1,012
$6.89		$7.02	$6.14	$4.46		$7.40	$15.89		$16.64	$13.67	$10.15		$17.85
(1.8%	)	14.3%	37.8%	(39.8%	)	19.4%	(4.5%	)	21.7%	34.8%	(43.2%	)	3.4%
—		—	—	0.1%		—	0.8%		0.3%	0.5%	0.3%		0.4%

$2,702		$3,183	$2,848	$2,422		$3,646	$6,686		$8,660	$9,019	$3,439		$7,041
230		267	276	322		292	426		527	666	344		401
$11.69		$11.89	$10.39	$7.52		$12.48	$15.71		$16.43	$13.48	$9.99		$17.55
(1.7%	)	14.5%	38.0%	(39.7%	)	19.6%	(4.4%	)	21.9%	35.0%	(43.1%	)	3.5%
—		—	—	0.1%		—	0.8%		0.3%	0.5%	0.3%		0.4%

$56		$79	$70	$172		$260	$38		$39	$32	$14		$26
4		6	6	19		17	2		2	2	1		1
$13.72		$14.02	$12.29	$8.94		$14.88	$18.04		$18.94	$15.61	$11.61		$20.48
(2.1%	)	14.1%	37.5%	(39.9%	)	19.1%	(4.8%	)	21.4%	34.4%	(43.3%	)	3.1%
—		—	—	0.1%		—	0.9%		0.4%	0.5%	0.3%		0.4%

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP S&P 500 Index—Initial Class
	2011	2010	2009	2008		2007

Series I Policies (a)
Net Assets	$155,587	$179,951	$188,528	$173,449		$356,727
Units Outstanding	6,423	7,461	8,848	10,145		12,943
Variable Accumulation Unit Value	$24.23	$24.13	$21.33	$17.13		$27.58
Total Return	0.4%	13.1%	24.5%	(37.9%	)	3.8%
Investment Income Ratio	1.6%	1.7%	2.8%	2.1%		1.5%
Series II Policies (b)
Net Assets	$559	$557	$574	$592		$964
Units Outstanding	62	61	72	92		93
Variable Accumulation Unit Value	$9.08	$9.06	$8.02	$6.45		$10.40
Total Return	0.3%	13.0%	24.3%	(38.0%	)	3.6%
Investment Income Ratio	1.7%	1.7%	2.9%	2.3%		1.5%
Series III Policies (c)
Net Assets	$22,681	$29,162	$31,778	$30,579		$57,128
Units Outstanding	2,578	3,323	4,093	4,880		5,662
Variable Accumulation Unit Value	$8.80	$8.78	$7.78	$6.26		$10.10
Total Return	0.2%	12.9%	24.3%	(38.0%	)	3.6%
Investment Income Ratio	1.6%	1.7%	2.8%	2.2%		1.5%
Series IV Policies (d)
Net Assets	$9,306	$11,639	$12,245	$11,024		$20,632
Units Outstanding	771	969	1,152	1,292		1,500
Variable Accumulation Unit Value	$12.06	$12.02	$10.63	$8.54		$13.76
Total Return	0.4%	13.1%	24.4%	(37.9%	)	3.7%
Investment Income Ratio	1.5%	1.7%	2.8%	2.2%		1.6%
Series V Policies (e)
Net Assets	$35	$53	$81	$87		$190
Units Outstanding	2	4	7	9		12
Variable Accumulation Unit Value	$13.96	$13.96	$12.40	$10.00		$16.18
Total Return	—	12.6%	23.9%	(38.2%	)	3.3%
Investment Income Ratio	1.5%	1.6%	2.8%	2.1%		1.6%
Series VI Policies (f)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Series VII Policies (g)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Series VIII Policies (h)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Series IX Policies (i)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MainStay VP U.S. Small Cap—Initial Class							Alger Small Cap Growth— Class I-2 Shares
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$17,672		$22,449	$21,964	$7,469		$18,278	$24,769		$30,483	$29,725	$24,555		$60,436
1,449		1,768	2,129	1,006		1,275	1,777		2,088	2,517	2,981		3,861
$12.20		$12.72	$10.32	$7.42		$14.26	$13.94		$14.60	$11.82	$8.24		$15.64
(4.1%	)	23.3%	39.1%	(48.0%	)	34.2%	(4.5%	)	23.6%	43.5%	(47.3%	)	15.6%
0.8%		0.1%	—	—		—	—		—	—	—		—

$181		$212	$255	$105		$212	$171		$191	$218	$188		$379
16		18	26	15		15	18		19	27	33		35
$11.55		$12.06	$9.80	$7.06		$13.58	$9.65		$10.12	$8.21	$5.73		$10.89
(4.2%	)	23.1%	38.9%	(48.0%	)	34.0%	(4.7%	)	23.4%	43.3%	(47.4%	)	15.4%
0.8%		0.1%	—	—		—	—		—	—	—		—

$6,982		$10,453	$10,506	$3,648		$8,932	$4,394		$6,152	$6,379	$5,512		$13,722
604		866	1,074	518		656	493		658	841	1,044		1,361
$11.56		$12.08	$9.82	$7.07		$13.62	$8.91		$9.36	$7.59	$5.30		$10.08
(4.3%	)	23.0%	38.8%	(48.1%	)	33.9%	(4.7%	)	23.3%	43.2%	(47.5%	)	15.4%
0.8%		0.1%	—	—		—	—		—	—	—		—

$3,247		$4,052	$4,752	$1,070		$2,147	$1,287		$1,764	$1,848	$1,618		$3,672
210		252	363	114		118	70		91	118	148		179
$15.45		$16.12	$13.08	$9.41		$18.09	$18.48		$19.37	$15.68	$10.94		$20.78
(4.1%	)	23.2%	39.0%	(48.0%	)	34.1%	(4.6%	)	23.5%	43.4%	(47.4%	)	15.6%
0.8%		—	—	—		—	—		—	—	—		—

$26		$27	$23	$77		$164	$35		$51	$45	$32		$77
1		1	1	7		7	2		2	2	3		3
$18.63		$19.52	$15.90	$11.49		$22.17	$21.07		$22.17	$18.02	$12.62		$24.07
(4.5%	)	22.7%	38.4%	(48.2%	)	33.6%	(5.0%	)	23.0%	42.8%	(47.6%	)	15.1%
0.9%		0.1%	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Calvert VP SRI Balanced Portfolio
	2011	2010	2009	2008		2007

Series I Policies (a)
Net Assets	$12,712	$13,576	$13,467	$12,030		$21,345
Units Outstanding	661	727	797	880		1,057
Variable Accumulation Unit Value	$19.23	$18.70	$16.92	$13.69		$20.22
Total Return	2.8%	10.5%	23.6%	(32.3%	)	1.3%
Investment Income Ratio	1.2%	1.4%	2.2%	2.3%		2.2%
Series II Policies (b)
Net Assets	$121	$129	$132	$119		$239
Units Outstanding	12	13	15	17		23
Variable Accumulation Unit Value	$9.92	$9.64	$8.73	$7.08		$10.47
Total Return	3.0%	10.4%	23.4%	(32.4%	)	1.2%
Investment Income Ratio	1.2%	1.4%	2.1%	2.1%		2.3%
Series III Policies (c)
Net Assets	$4,506	$5,096	$5,682	$5,567		$9,243
Units Outstanding	469	546	672	811		911
Variable Accumulation Unit Value	$9.60	$9.33	$8.46	$6.86		$10.15
Total Return	2.9%	10.3%	23.3%	(32.4%	)	1.1%
Investment Income Ratio	1.2%	1.3%	2.0%	2.4%		2.3%
Series IV Policies (d)
Net Assets	$3,714	$4,051	$3,955	$3,371		$5,649
Units Outstanding	298	335	362	381		432
Variable Accumulation Unit Value	$12.46	$12.09	$10.94	$8.86		$13.09
Total Return	3.1%	10.5%	23.5%	(32.3%	)	1.3%
Investment Income Ratio	1.2%	1.4%	2.2%	2.4%		2.4%
Series V Policies (e)
Net Assets	$577	$627	$592	$470		$809
Units Outstanding	44	49	51	50		58
Variable Accumulation Unit Value	$13.13	$12.79	$11.62	$9.45		$14.02
Total Return	2.7%	10.0%	23.0%	(32.6%	)	0.9%
Investment Income Ratio	1.2%	1.4%	2.3%	2.4%		2.5%
Series VI Policies (f)
Net Assets	$2,045	$2,082	$1,869	$1,803		$2,832
Units Outstanding	169	177	175	208		220
Variable Accumulation Unit Value	$12.10	$11.78	$10.69	$8.68		$12.87
Total Return	2.8%	10.2%	23.1%	(32.5%	)	1.0%
Investment Income Ratio	1.3%	1.5%	2.0%	2.5%		2.4%
Series VII Policies (g)
Net Assets	$299	$47	$1	$—		$—
Units Outstanding	26	4	—	—		—
Variable Accumulation Unit Value	$11.41	$11.09	$10.06	$—		$—
Total Return	2.9%	10.3%	0.6%	—		—
Investment Income Ratio	2.7%	7.3%	24.1%	—		—
Series VIII Policies (h)
Net Assets	$1,562	$745	$33	$—		$—
Units Outstanding	135	66	3	—		—
Variable Accumulation Unit Value	$11.56	$11.21	$10.13	$—		$—
Total Return	3.2%	10.6%	1.3%	—		—
Investment Income Ratio	1.5%	4.1%	23.1%	—		—
Series IX Policies (i)
Net Assets	$1,724	$651	$23	$—		$—
Units Outstanding	151	59	2	—		—
Variable Accumulation Unit Value	$11.40	$11.08	$10.05	$—		$—
Total Return	2.9%	10.3%	0.5%	—		—
Investment Income Ratio	1.6%	2.9%	36.3%	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

Dreyfus IP Technology Growth— Initial Shares							Fidelity® VIP Contrafund®— Initial Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$7,333		$10,693	$9,341	$4,887		$11,014	$129,590		$158,349	$162,039	$141,011		$310,382
676		896	1,003	817		1,065	4,975		5,843	6,908	8,044		10,034
$10.85		$11.93	$9.31	$5.99		$10.32	$26.07		$27.12	$23.46	$17.53		$30.93
(9.1%	)	28.1%	55.5%	(42.0%	)	13.1%	(3.9%	)	15.6%	33.8%	(43.3%	)	16.0%
—		—	0.4%	—		—	0.9%		1.2%	1.4%	0.9%		0.9%

$38		$85	$49	$97		$217	$1,063		$1,128	$1,064	$1,023		$2,180
3		6	4	13		17	79		80	87	112		135
$13.07		$14.39	$11.25	$7.25		$12.51	$13.53		$14.10	$12.22	$9.14		$16.15
(9.2%	)	27.9%	55.2%	(42.1%	)	13.0%	(4.0%	)	15.4%	33.6%	(43.4%	)	15.8%
—		—	0.3%	—		—	1.0%		1.2%	1.4%	0.9%		0.9%

$3,977		$6,336	$5,088	$2,692		$5,640	$23,443		$33,068	$35,534	$31,735		$66,442
367		530	544	447		541	1,810		2,449	3,037	3,620		4,290
$10.84		$11.95	$9.34	$6.02		$10.40	$12.96		$13.50	$11.71	$8.77		$15.49
(9.2%	)	27.9%	55.2%	(42.1%	)	12.9%	(4.1%	)	15.4%	33.6%	(43.4%	)	15.7%
—		—	0.4%	—		—	0.9%		1.2%	1.4%	0.9%		0.9%

$1,159		$1,704	$1,454	$865		$1,863	$9,322		$12,252	$13,283	$12,284		$23,041
88		118	129	119		148	605		765	962	1,188		1,261
$13.15		$14.47	$11.30	$7.27		$12.54	$15.38		$16.01	$13.86	$10.36		$18.29
(9.1%	)	28.1%	55.4%	(42.0%	)	13.1%	(3.9%	)	15.5%	33.8%	(43.3%	)	15.9%
—		—	0.4%	—		—	0.9%		1.2%	1.4%	1.0%		1.0%

$134		$134	$93	$48		$69	$203		$225	$286	$229		$518
8		7	6	5		4	11		12	18	19		24
$16.94		$18.71	$14.67	$9.48		$16.42	$17.72		$18.51	$16.09	$12.08		$21.40
(9.5%	)	27.6%	54.8%	(42.3%	)	12.6%	(4.3%	)	15.1%	33.2%	(43.6%	)	15.4%
—		—	0.4%	—		—	1.0%		1.1%	1.4%	1.0%		0.9%

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Fidelity® VIP Equity-Income— Initial Class
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$53,100		$63,198	$66,332	$60,955		$143,891
Units Outstanding	2,957		3,504	4,177	4,926		6,579
Variable Accumulation Unit Value	$17.97		$18.04	$15.89	$12.38		$21.89
Total Return	(0.4%	)	13.5%	28.4%	(43.5%	)	0.1%
Investment Income Ratio	2.3%		1.7%	2.2%	2.2%		1.7%
Series II Policies (b)
Net Assets	$295		$319	$362	$374		$903
Units Outstanding	26		27	35	47		64
Variable Accumulation Unit Value	$11.56		$11.63	$10.25	$8.00		$14.17
Total Return	(0.6%	)	13.4%	28.2%	(43.5%	)	—
Investment Income Ratio	2.5%		1.8%	2.2%	2.1%		1.8%
Series III Policies (c)
Net Assets	$12,394		$16,591	$19,333	$18,360		$39,194
Units Outstanding	1,093		1,455	1,921	2,337		2,817
Variable Accumulation Unit Value	$11.34		$11.41	$10.07	$7.86		$13.92
Total Return	(0.6%	)	13.3%	28.1%	(43.6%	)	(0.1%	)
Investment Income Ratio	2.2%		1.6%	2.2%	2.4%		1.7%
Series IV Policies (d)
Net Assets	$3,768		$4,988	$5,278	$4,916		$9,960
Units Outstanding	323		426	511	613		700
Variable Accumulation Unit Value	$11.66		$11.72	$10.33	$8.05		$14.24
Total Return	(0.5%	)	13.5%	28.3%	(43.5%	)	0.1%
Investment Income Ratio	2.2%		1.7%	2.2%	2.4%		1.7%
Series V Policies (e)
Net Assets	$98		$116	$112	$124		$304
Units Outstanding	9		10	11	16		22
Variable Accumulation Unit Value	$11.37		$11.47	$10.15	$7.94		$14.11
Total Return	(0.9%	)	13.0%	27.8%	(43.7%	)	(0.3%	)
Investment Income Ratio	2.4%		1.8%	1.8%	2.1%		1.9%
Series VI Policies (f)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VII Policies (g)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VIII Policies (h)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series IX Policies (i)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

Janus Aspen Balanced Portfolio— Institutional Shares							Janus Aspen Worldwide Portfolio— Institutional Shares
2011		2010	2009	2008		2007	2011		2010	2009	2008			2007

											$

$178,669		$206,940	$226,651	$210,949		$322,937	$57,272		$76,997	$78,681		$65,724		$149,193
6,232		7,232	8,472	9,780		12,429	3,988		4,556	5,317		6,031		7,468
$28.69		$28.62	$26.78	$21.57		$25.99	$14.38		$16.90	$14.80		$10.90		$19.97
0.2%		6.9%	24.1%	(17.0%	)	9.0%	(14.9%	)	14.2%	35.8%		(45.4%	)	8.1%
2.4%		2.8%	3.0%	2.6%		2.5%	0.6%		0.6%	1.4%		1.2%		0.7%

$960		$1,053	$1,119	$1,022		$1,447	$138		$148	$181		$181		$392
65		72	81	92		109	23		21	29		39		46
$14.70		$14.68	$13.76	$11.10		$13.40	$6.06		$7.13	$6.25		$4.61		$8.46
0.1%		6.7%	24.0%	(17.1%	)	8.8%	(15.1%	)	14.1%	35.6%		(45.5%	)	7.9%
2.4%		2.7%	3.0%	2.6%		2.6%	0.6%		0.6%	1.3%		1.2%		0.7%

$27,884		$36,990	$43,909	$42,100		$58,855	$4,791		$7,163	$8,433		$7,222		$15,136
2,024		2,686	3,400	4,039		4,677	865		1,098	1,473		1,713		1,951
$13.78		$13.78	$12.91	$10.42		$12.59	$5.54		$6.52	$5.72		$4.22		$7.76
—		6.7%	23.9%	(17.2%	)	8.8%	(15.1%	)	14.0%	35.5%		(45.5%	)	7.9%
2.3%		2.7%	3.0%	2.6%		2.5%	0.5%		0.6%	1.4%		1.2%		0.7%

$12,770		$16,832	$16,264	$13,714		$18,624	$2,164		$2,981	$3,288		$2,701		$5,875
829		1,095	1,133	1,182		1,332	233		273	344		384		455
$15.40		$15.37	$14.39	$11.60		$13.98	$9.27		$10.91	$9.55		$7.04		$12.91
0.2%		6.8%	24.1%	(17.1%	)	8.9%	(15.0%	)	14.2%	35.7%		(45.5%	)	8.0%
2.2%		2.8%	3.0%	2.6%		2.5%	0.6%		0.6%	1.4%		1.2%		0.8%

$129		$160	$205	$194		$323	$23		$29	$31		$40		$92
8		10	14	16		23	2		2	3		5		6
$15.47		$15.50	$14.57	$11.79		$14.27	$11.44		$13.50	$11.88		$8.79		$16.17
(0.2%	)	6.4%	23.6%	(17.4%	)	8.5%	(15.3%	)	13.7%	35.2%		(45.7%	)	7.6%
2.2%		2.8%	3.0%	2.5%		2.3%	0.6%		0.6%	1.3%		1.2%		0.7%

$—		$—	$—	$—		$—	$—		$—	$—		$—		$—
—		—	—	—		—	—		—	—		—		—
$—		$—	$—	$—		$—	$—		$—	$—		$—		$—
—		—	—	—		—	—		—	—		—		—
—		—	—	—		—	—		—	—		—		—

$—		$—	$—	$—		$—	$—		$—	$—		$—		$—
—		—	—	—		—	—		—	—		—		—
$—		$—	$—	$—		$—	$—		$—	$—		$—		$—
—		—	—	—		—	—		—	—		—		—
—		—	—	—		—	—		—	—		—		—

$—		$—	$—	$—		$—	$—		$—	$—		$—		$—
—		—	—	—		—	—		—	—		—		—
$—		$—	$—	$—		$—	$—		$—	$—		$—		$—
—		—	—	—		—	—		—	—		—		—
—		—	—	—		—	—		—	—		—		—

$—		$—	$—	$—		$—	$—		$—	$—		$—		$—
—		—	—	—		—	—		—	—		—		—
$—		$—	$—	$—		$—	$—		$—	$—		$—		$—
—		—	—	—		—	—		—	—		—		—
—		—	—	—		—	—		—	—		—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MFS® Investors Trust Series— Initial Class
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$6,366		$7,974	$8,865	$8,312		$16,463
Units Outstanding	608		735	897	1,050		1,374
Variable Accumulation Unit Value	$10.46		$10.84	$9.90	$7.91		$11.99
Total Return	(3.5%	)	9.6%	25.1%	(34.0%	)	8.7%
Investment Income Ratio	0.9%		1.2%	1.7%	0.9%		0.9%
Series II Policies (b)
Net Assets	$169		$188	$178	$174		$272
Units Outstanding	18		20	20	25		26
Variable Accumulation Unit Value	$9.17		$9.52	$8.70	$6.96		$10.57
Total Return	(3.7%	)	9.4%	24.9%	(34.1%	)	8.6%
Investment Income Ratio	0.9%		1.2%	1.6%	0.8%		0.9%
Series III Policies (c)
Net Assets	$1,568		$2,027	$2,736	$3,113		$5,209
Units Outstanding	174		217	320	456		502
Variable Accumulation Unit Value	$8.98		$9.33	$8.53	$6.83		$10.37
Total Return	(3.7%	)	9.3%	24.9%	(34.1%	)	8.5%
Investment Income Ratio	0.9%		1.3%	1.8%	0.8%		0.8%
Series IV Policies (d)
Net Assets	$576		$680	$772	$778		$1,283
Units Outstanding	48		55	68	86		93
Variable Accumulation Unit Value	$11.99		$12.43	$11.35	$9.08		$13.76
Total Return	(3.6%	)	9.5%	25.1%	(34.0%	)	8.7%
Investment Income Ratio	0.8%		1.2%	1.7%	0.8%		0.8%
Series V Policies (e)
Net Assets	$12		$13	$13	$45		$72
Units Outstanding	1		1	1	4		4
Variable Accumulation Unit Value	$14.75		$15.36	$14.08	$11.30		$17.21
Total Return	(4.0%	)	9.1%	24.6%	(34.3%	)	8.2%
Investment Income Ratio	0.9%		1.2%	2.1%	0.8%		0.8%
Series VI Policies (f)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VII Policies (g)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VIII Policies (h)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series IX Policies (i)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MFS® Research Series—Initial Class							MFS® Utilities Series—Initial Class
2011		2010	2009	2008		2007	2011	2010	2009	2008		2007

$8,613		$10,341	$10,815	$9,961		$20,040	$1,325	$1,193	$1,299	$1,234		$2,435
725		855	1,022	1,211		1,536	64	61	74	92		112
$11.88		$12.10	$10.59	$8.22		$13.05	$20.76	$19.71	$17.57	$13.37		$21.76
(1.8%	)	14.3%	28.7%	(37.0%	)	11.6%	5.3%	12.2%	31.4%	(38.5%	)	26.1%
0.8%		0.9%	1.5%	0.5%		0.7%	3.3%	3.3%	4.9%	1.5%		0.9%

$131		$137	$122	$99		$181	$51	$25	$23	$46		$85
16		16	16	17		20	2	1	1	3		3
$8.32		$8.49	$7.44	$5.79		$9.20	$24.17	$22.99	$20.51	$15.64		$25.48
(2.0%	)	14.1%	28.5%	(37.1%	)	11.5%	5.1%	12.1%	31.2%	(38.6%	)	25.9%
0.9%		0.9%	1.4%	0.5%		0.7%	3.3%	3.2%	4.0%	1.5%		0.5%

$1,669		$2,275	$2,789	$2,573		$5,125	$1,457	$1,265	$1,872	$1,890		$3,574
210		281	393	468		583	76	69	115	152		176
$7.93		$8.10	$7.10	$5.53		$8.79	$19.24	$18.31	$16.35	$12.47		$20.33
(2.0%	)	14.1%	28.5%	(37.1%	)	11.4%	5.1%	12.0%	31.1%	(38.7%	)	25.9%
0.7%		0.9%	1.5%	0.5%		0.7%	3.3%	3.3%	5.1%	1.5%		1.0%

$502		$554	$713	$648		$1,094	$55	$63	$80	$104		$178
39		42	62	72		77	2	2	3	5		5
$12.98		$13.23	$11.58	$9.00		$14.29	$31.31	$29.74	$26.52	$20.20		$32.88
(1.9%	)	14.2%	28.7%	(37.0%	)	11.6%	5.3%	12.2%	31.3%	(38.6%	)	26.1%
0.8%		0.9%	1.5%	0.5%		0.7%	2.5%	3.3%	5.5%	1.5%		1.0%

$9		$8	$6	$4		$6	$30	$29	$27	$22		$65
1		1	—	—		—	1	1	1	1		2
$15.33		$15.68	$13.78	$10.76		$17.14	$27.17	$25.91	$23.19	$17.74		28.99
(2.3%	)	13.8%	28.2%	(37.3%	)	11.1%	4.8%	11.7%	30.8%	(38.8%	)	$25.6%
0.8%		0.9%	1.4%	0.5%		0.6%	3.1%	3.2%	4.9%	1.5%		0.9%

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Neuberger Berman AMT Mid-Cap Growth Portfolio—Class I
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$843		$1,201	$1,085	$1,185		$3,160
Units Outstanding	62		87	100	142		212
Variable Accumulation Unit Value	$13.63		$13.76	$10.81	$8.33		$14.92
Total Return	(0.9%	)	27.3%	29.8%	(44.2%	)	20.8%
Investment Income Ratio	—		—	—	—		—
Series II Policies (b)
Net Assets	$6		$13	$11	$18		$43
Units Outstanding	—		1	1	2		3
Variable Accumulation Unit Value	$13.90		$14.05	$11.05	$8.53		$15.29
Total Return	(1.1%	)	27.1%	29.6%	(44.2%	)	20.6%
Investment Income Ratio	—		—	—	—		—
Series III Policies (c)
Net Assets	$979		$1,446	$1,522	$1,441		$3,264
Units Outstanding	70		103	137	168		213
Variable Accumulation Unit Value	$13.92		$14.08	$11.08	$8.56		$15.36
Total Return	(1.1%	)	27.0%	29.5%	(44.3%	)	20.6%
Investment Income Ratio	—		—	—	—		—
Series IV Policies (d)
Net Assets	$253		$347	$341	$352		$768
Units Outstanding	13		18	22	29		36
Variable Accumulation Unit Value	$19.56		$19.75	$15.52	$11.97		$21.44
Total Return	(1.0%	)	27.2%	29.7%	(44.2%	)	20.8%
Investment Income Ratio	—		—	—	—		—
Series V Policies (e)
Net Assets	$27		$28	$23	$34		$65
Units Outstanding	1		2	2	3		3
Variable Accumulation Unit Value	$18.35		$18.61	$14.68	$11.37		$20.45
Total Return	(1.4%	)	26.7%	29.2%	(44.4%	)	20.3%
Investment Income Ratio	—		—	—	—		—
Series VI Policies (f)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VII Policies (g)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VIII Policies (h)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series IX Policies (i)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

Royce Micro-Cap Portfolio— Investment Class							Royce Small-Cap Portfolio— Investment Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$24,561		$28,224	$19,842	$11,402		$20,156	$19,101		$20,251	$16,103	$11,583		$13,289
1,727		1,697	1,531	1,370		1,353	1,442		1,448	1,370	1,312		1,078
$14.22		$16.63	$12.97	$8.32		$14.88	$13.24		$13.97	$11.75	$8.81		$12.27
(14.5%	)	28.2%	55.8%	(44.1%	)	2.5%	(5.2%	)	18.8%	33.3%	(28.2%	)	(3.5%	)
2.4%		2.0%	—	2.7%		1.5%	0.3%		0.1%	—	0.7%		0.1%

$1,423		$1,872	$1,616	$939		$1,311	$1,710		$2,017	$1,833	$1,466		$1,355
99		112	124	112		88	137		154	166	176		116
$14.41		$16.65	$13.01	$8.36		$14.97	$12.49		$13.11	$11.05	$8.30		$11.58
(13.5%	)	28.0%	55.6%	(44.1%	)	2.4%	(4.8%	)	18.7%	33.1%	(28.3%	)	(3.6%	)
2.3%		1.9%	—	2.9%		1.7%	0.3%		0.1%	—	0.8%		0.1%

$12,814		$16,690	$13,265	$6,950		$12,085	$8,796		$10,516	$8,806	$7,412		$8,700
909		1,025	1,040	848		822	690		785	778	868		734
$14.10		$16.30	$12.74	$8.19		$14.67	$12.76		$13.40	$11.30	$8.49		$11.85
(13.5%	)	27.9%	55.5%	(44.2%	)	2.3%	(4.8%	)	18.6%	33.1%	(28.3%	)	(3.7%	)
2.2%		2.0%	—	2.7%		1.5%	0.3%		0.1%	—	0.7%		0.1%

$17,736		$23,679	$18,639	$12,326		$19,048	$16,180		$18,724	$16,770	$10,845		$12,085
1,267		1,466	1,477	1,515		1,311	1,238		1,369	1,455	1,250		999
$14.00		$16.16	$12.62	$8.10		$14.49	$13.05		$13.69	$11.53	$8.65		$12.05
(13.4%	)	28.1%	55.8%	(44.1%	)	2.5%	(4.7%	)	18.8%	33.3%	(28.2%	)	(3.5%	)
2.2%		1.9%	—	2.9%		1.7%	0.3%		0.1%	—	0.7%		0.1%

$580		$1,126	$1,129	$659		$1,124	$592		$795	$834	$467		$467
43		72	95	84		79	49		66	77	57		40
$13.47		$15.61	$12.24	$7.89		$14.16	$12.15		$12.79	$10.81	$8.15		$11.40
(13.7%	)	27.6%	55.1%	(44.3%	)	2.1%	(5.1%	)	18.3%	32.7%	(28.5%	)	(3.9%	)
1.9%		1.8%	—	3.0%		1.9%	0.3%		0.1%	—	0.8%		0.1%

$12,133		$15,241	$12,155	$6,552		$9,540	$8,460		$9,990	$8,549	$6,314		$6,950
872		946	965	806		654	665		746	756	742		582
$13.91		$16.11	$12.61	$8.12		$14.57	$12.71		$13.37	$11.29	$8.50		$11.88
(13.6%	)	27.7%	55.3%	(44.3%	)	2.2%	(5.0%	)	18.4%	32.9%	(28.4%	)	(3.8%	)
2.3%		1.9%	—	3.0%		1.6%	0.3%		0.1%	—	0.7%		0.1%

$1,197		$694	$105	$—		$—	$1,418		$994	$91	$—		$—
91		45	9	—		—	114		77	7	—		—
$13.12		$15.17	$11.87	$—		$—	$12.39		$13.03	$10.99	$—		$—
(13.5%	)	27.8%	18.7%	—		—	(4.9%	)	18.6%	9.9%	—		—
2.8%		3.3%	—	—		—	0.4%		0.2%	—	—		—

$4,092		$2,800	$571	$—		$—	$2,658		$2,014	$606	$—		$—
308		181	47	—		—	208		149	53	—		—
$13.32		$15.36	$11.98	$—		$—	$12.77		$13.38	$11.26	$—		$—
(13.3%	)	28.2%	19.8%	—		—	(4.6%	)	18.9%	12.6%	—		—
2.9%		2.7%	—	—		—	0.4%		0.2%	—	—		—

$3,255		$2,508	$413	$—		$—	$2,681		$1,856	$247	$—		$—
246		163	32	—		—	210		138	21	—		—
$13.19		$15.25	$11.93	$—		$—	$12.79		$13.44	$11.34	$—		$—
(13.5%	)	27.8%	19.3%	—		—	(4.9%	)	18.6%	13.4%	—		—
2.7%		2.9%	—	—		—	0.4%		0.2%	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	T. Rowe Price Equity Income Portfolio
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$47,621		$56,834	$59,175	$57,922		$124,889
Units Outstanding	3,235		3,782	4,466	5,412		7,348
Variable Accumulation Unit Value	$14.72		$15.04	$13.26	$10.70		$16.99
Total Return	(2.1%	)	13.4%	23.9%	(37.0%	)	1.8%
Investment Income Ratio	1.7%		1.9%	2.0%	2.3%		1.7%
Series II Policies (b)
Net Assets	$563		$611	$630	$747		$1,615
Units Outstanding	41		43	50	74		101
Variable Accumulation Unit Value	$13.89		$14.21	$12.55	$10.15		$16.13
Total Return	(2.2%	)	13.3%	23.7%	(37.1%	)	1.7%
Investment Income Ratio	1.7%		1.9%	1.9%	2.3%		1.7%
Series III Policies (c)
Net Assets	$17,084		$24,146	$26,636	$26,768		$51,770
Units Outstanding	1,262		1,742	2,174	2,695		3,284
Variable Accumulation Unit Value	$13.55		$13.87	$12.25	$9.91		$15.76
Total Return	(2.3%	)	13.2%	23.6%	(37.1%	)	1.6%
Investment Income Ratio	1.6%		1.9%	2.0%	2.3%		1.7%
Series IV Policies (d)
Net Assets	$5,824		$7,095	$7,980	$8,824		$15,378
Units Outstanding	479		571	727	997		1,093
Variable Accumulation Unit Value	$12.17		$12.44	$10.97	$8.86		$14.07
Total Return	(2.1%	)	13.4%	23.8%	(37.0%	)	1.8%
Investment Income Ratio	1.7%		1.9%	2.0%	2.3%		1.7%
Series V Policies (e)
Net Assets	$88		$125	$120	$116		$266
Units Outstanding	7		10	11	13		19
Variable Accumulation Unit Value	$12.01		$12.32	$10.91	$8.85		$14.11
Total Return	(2.5%	)	12.9%	23.3%	(37.3%	)	1.4%
Investment Income Ratio	1.6%		1.9%	2.0%	2.2%		1.5%
Series VI Policies (f)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VII Policies (g)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VIII Policies (h)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series IX Policies (i)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

UIF Emerging Markets Equity Portfolio—Class I							Van Eck VIP Global Hard Assets
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$30,984		$49,170	$50,119	$30,376		$91,476	$108,632		$142,310	$113,488	$71,238		$144,461
1,452		1,859	2,226	2,260		2,910	3,167		3,306	3,361	3,276		3,524
$21.28		$26.39	$22.48	$13.42		$31.39	$34.31		$43.04	$33.77	$21.74		$40.93
(19.4%	)	17.4%	67.5%	(57.2%	)	38.5%	(20.3%	)	27.4%	55.3%	(46.9%	)	43.3%
0.4%		0.6%	—	—		0.4%	1.2%		0.4%	0.2%	0.3%		0.1%

$293		$386	$287	$188		$436	$6,327		$9,092	$8,115	$4,795		$8,507
19		20	18	20		19	182		216	244	224		209
$15.20		$18.87	$16.10	$9.63		$22.55	$34.77		$42.26	$33.21	$21.41		$40.36
(19.5%	)	17.2%	67.2%	(57.3%	)	38.3%	(17.7%	)	27.2%	55.1%	(47.0%	)	43.1%
0.4%		0.6%	—	—		0.5%	1.2%		0.4%	0.2%	0.3%		0.1%

$8,125		$14,423	$16,033	$8,846		$27,213	$62,241		$92,890	$82,996	$52,615		$105,879
462		661	860	794		1,041	1,774		2,177	2,476	2,432		2,593
$17.57		$21.83	$18.64	$11.15		$26.12	$35.09		$42.68	$33.55	$21.64		$40.82
(19.5%	)	17.1%	67.1%	(57.3%	)	38.2%	(17.8%	)	27.2%	55.0%	(47.0%	)	43.1%
0.4%		0.6%	—	—		0.4%	1.2%		0.4%	0.2%	0.3%		0.1%

$2,705		$4,966	$4,497	$2,526		$7,541	$67,364		$96,588	$80,378	$46,031		$89,912
115		170	180	170		217	2,015		2,380	2,521	2,239		2,324
$23.55		$29.22	$24.90	$14.88		$34.80	$33.44		$40.61	$31.88	$20.53		$38.67
(19.4%	)	17.3%	67.4%	(57.3%	)	38.4%	(17.7%	)	27.4%	55.3%	(46.9%	)	43.3%
0.4%		0.7%	—	—		0.4%	1.2%		0.4%	0.2%	0.3%		0.1%

$31		$69	$50	$87		$260	$2,815		$4,565	$3,963	$3,019		$4,747
1		2	2	5		6	69		91	103	119		99
$29.35		$36.56	$31.29	$18.77		$44.08	$41.00		$49.98	$39.40	$25.48		$48.17
(19.7%	)	16.8%	66.7%	(57.4%	)	37.9%	(18.0%	)	26.9%	54.6%	(47.1%	)	42.7%
0.3%		0.4%	—	—		0.3%	1.3%		0.4%	0.3%	0.3%		0.1%

$—		$—	$—	$—		$—	$48,172		$63,667	$59,328	$37,764		$71,046
—		—	—	—		—	1,325		1,436	1,700	1,673		1,667
$—		$—	$—	$—		$—	$36.37		$44.30	$34.89	$22.54		$42.57
—		—	—	—		—	(17.9%	)	27.0%	54.8%	(47.1%	)	42.8%
—		—	—	—		—	1.2%		0.4%	0.2%	0.3%		0.1%

$—		$—	$—	$—		$—	$3,445		$2,255	$306	$—		$—
—		—	—	—		—	272		146	26	—		—
$—		$—	$—	$—		$—	$12.66		$15.41	$12.12	$—		$—
—		—	—	—		—	(17.8%	)	27.1%	21.2%	—		—
—		—	—	—		—	0.7%		0.1%	—	—		—

$—		$—	$—	$—		$—	$8,669		$6,835	$1,315	$—		$—
—		—	—	—		—	736		477	114	—		—
$—		$—	$—	$—		$—	$11.79		$14.30	$11.22	$—		$—
—		—	—	—		—	(17.6%	)	27.5%	12.2%	—		—
—		—	—	—		—	0.9%		0.2%	—	—		—

$—		$—	$—	$—		$—	$7,393		$5,583	$972	$—		$—
—		—	—	—		—	629		387	84	—		—
$—		$—	$—	$—		$—	$11.77		$14.32	$11.26	$—		$—
—		—	—	—		—	(17.8%	)	27.1%	12.6%	—		—
—		—	—	—		—	0.9%		0.2%	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Balanced— Service Class
	2011	2010	2009		2008		2007

Series I Policies (a)
Net Assets	$27,099	$28,124	$26,435		$25,236		$43,180
Units Outstanding	2,331	2,442	2,566		2,966		3,754
Variable Accumulation Unit Value	$11.63	$11.51	$10.30		$8.51		$11.51
Total Return	1.0%	11.8%	21.1%		(26.1%	)	1.1%
Investment Income Ratio	1.3%	1.2%	2.9%		—		2.0%
Series II Policies (b)
Net Assets	$2,096	$2,187	$2,419		$2,067		$3,820
Units Outstanding	182	192	238		245		334
Variable Accumulation Unit Value	$11.49	$11.38	$10.20		$8.44		$11.43
Total Return	1.0%	11.6%	20.9%		(26.2%	)	1.0%
Investment Income Ratio	1.3%	1.1%	3.0%		—		2.2%
Series III Policies (c)
Net Assets	$18,048	$20,460	$20,597		$19,594		$33,230
Units Outstanding	1,571	1,798	2,018		2,317		2,897
Variable Accumulation Unit Value	$11.49	$11.39	$10.21		$8.45		$11.45
Total Return	0.9%	11.5%	20.8%		(26.2%	)	0.9%
Investment Income Ratio	1.3%	1.2%	2.9%		—		2.0%
Series IV Policies (d)
Net Assets	$16,620	$18,944	$20,355		$17,779		$31,073
Units Outstanding	1,432	1,650	1,980		2,093		2,704
Variable Accumulation Unit Value	$11.61	$11.48	$10.28		$8.50		$11.50
Total Return	1.1%	11.7%	21.0%		(26.1%	)	1.1%
Investment Income Ratio	1.3%	1.2%	2.9%		—		2.1%
Series V Policies (e)
Net Assets	$905	$1,182	$1,332		$1,402		$2,238
Units Outstanding	80	118	132		167		196
Variable Accumulation Unit Value	$11.34	$11.26	$10.12		$8.40		$11.41
Total Return	0.7%	11.3%	20.5%		(26.4%	)	0.7%
Investment Income Ratio	1.2%	1.2%	2.7%		—		2.0%
Series VI Policies (f)
Net Assets	$14,061	$15,612	$15,515		$15,288		$23,879
Units Outstanding	1,236	1,383	1,531		1,819		2,093
Variable Accumulation Unit Value	$11.38	$11.29	$10.14		$8.40		$11.41
Total Return	0.8%	11.4%	20.6%		(26.3%	)	0.8%
Investment Income Ratio	1.3%	1.2%	2.8%		—		2.0%
Series VII Policies (g)
Net Assets	$621	$377	$55		$—		$—
Units Outstanding	56	35	5		—		—
Variable Accumulation Unit Value	$11.19	$11.10	$9.95		$—		$—
Total Return	0.9%	11.5%	(0.5%	)	—		—
Investment Income Ratio	1.3%	1.7%	—		—		—
Series VIII Policies (h)
Net Assets	$1,836	$836	$91		$—		$—
Units Outstanding	153	70	9		—		—
Variable Accumulation Unit Value	$12.03	$11.89	$10.64		$—		$—
Total Return	1.2%	11.8%	6.4%		—		—
Investment Income Ratio	1.4%	1.8%	3.6%		—		—
Series IX Policies (i)
Net Assets	$2,977	$1,303	$77		$—		$—
Units Outstanding	247	109	7		—		—
Variable Accumulation Unit Value	$12.01	$11.91	$10.68		$—		$—
Total Return	0.9%	11.5%	6.8%		—		—
Investment Income Ratio	1.5%	2.0%	7.0%		—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Bond— Service Class					MainStay VP Common Stock— Service Class
2011	2010	2009	2008	2007	2011		2010	2009	2008		2007

$33,668	$29,476	$23,996	$20,936	$17,119	$9,079		$9,716	$8,979	$7,340		$11,644
2,544	2,338	1,931	1,868	1,553	699		746	764	752		745
$13.22	$12.61	$11.88	$11.21	$10.99	$13.00		$13.02	$11.75	$9.76		$15.61
4.9%	6.1%	6.0%	2.0%	4.8%	(0.2%	)	10.8%	20.4%	(37.4%	)	3.4%
3.0%	3.2%	4.5%	4.5%	3.8%	1.2%		1.4%	1.8%	1.2%		1.1%

$6,164	$7,039	$6,260	$5,682	$4,131	$627		$777	$849	$729		$1,029
474	572	538	516	373	61		75	91	94		82
$13.00	$12.34	$11.65	$11.01	$10.80	$10.31		$10.34	$9.35	$7.78		$12.45
5.3%	5.9%	5.9%	1.9%	4.6%	(0.2%	)	10.6%	20.2%	(37.5%	)	3.3%
3.0%	3.2%	4.7%	4.0%	5.9%	1.2%		1.4%	1.8%	1.3%		1.3%

$37,250	$39,004	$33,246	$31,436	$27,639	$7,679		$9,071	$9,110	$8,634		$15,905
2,850	3,140	2,833	2,830	2,528	603		711	789	898		1,032
$13.08	$12.43	$11.74	$11.09	$10.90	$12.73		$12.77	$11.55	$9.61		$15.39
5.3%	5.9%	5.8%	1.8%	4.6%	(0.3%	)	10.5%	20.1%	(37.6%	)	3.2%
2.9%	3.1%	4.4%	4.3%	3.7%	1.2%		1.4%	1.7%	1.2%		1.1%

$46,951	$50,267	$42,252	$36,598	$31,506	$11,737		$14,831	$14,569	$12,550		$21,137
3,542	4,000	3,567	3,268	2,865	906		1,143	1,244	1,288		1,358
$13.25	$12.57	$11.85	$11.19	$10.97	$12.95		$12.97	$11.72	$9.74		$15.57
5.4%	6.0%	6.0%	2.0%	4.7%	(0.1%	)	10.7%	20.3%	(37.5%	)	3.4%
2.9%	3.1%	4.6%	4.4%	3.7%	1.2%		1.4%	1.8%	1.2%		1.1%

$3,566	$4,371	$4,523	$4,546	$3,466	$288		$354	$362	$286		$560
280	361	394	418	323	23		28	32	30		37
$12.72	$12.11	$11.47	$10.87	$10.70	$12.46		$12.53	$11.36	$9.48		$15.22
5.0%	5.6%	5.5%	1.6%	4.3%	(0.5%	)	10.3%	19.8%	(37.7%	)	3.0%
3.3%	3.0%	4.4%	4.2%	3.9%	1.2%		1.4%	1.8%	1.2%		1.1%

$30,903	$32,838	$28,216	$24,897	$20,338	$6,831		$8,066	$8,047	$6,925		$12,001
2,394	2,673	2,425	2,265	1,878	541		636	701	723		781
$12.91	$12.28	$11.61	$10.99	$10.81	$12.62		$12.68	$11.49	$9.58		$15.36
5.1%	5.7%	5.6%	1.7%	4.4%	(0.4%	)	10.4%	20.0%	(37.6%	)	3.1%
3.0%	3.1%	4.6%	4.3%	4.0%	1.2%		1.4%	1.8%	1.2%		1.1%

$6,870	$4,020	$528	$—	$—	$180		$102	$53	$—		$—
601	369	52	—	—	15		9	5	—		—
$11.40	$10.84	$10.24	$—	$—	$11.88		$11.92	$10.79	$—		$—
5.2%	5.8%	2.4%	—	—	(0.3%	)	10.5%	7.9%	—		—
3.6%	4.2%	10.2%	—	—	1.4%		1.5%	0.2%	—		—

$11,578	$7,306	$1,449	$—	$—	$344		$304	$94	$—		$—
1,012	673	142	—	—	28		24	8	—		—
$11.44	$10.84	$10.21	$—	$—	$12.41		$12.42	$11.20	$—		$—
5.5%	6.1%	2.1%	—	—	—		10.8%	12.0%	—		—
3.2%	4.1%	5.4%	—	—	1.3%		1.6%	2.6%	—		—

$11,490	$6,366	$726	$—	$—	$304		$154	$27	$—		$—
1,012	588	71	—	—	26		13	3	—		—
$11.34	$10.78	$10.19	$—	$—	$11.83		$11.87	$10.74	$—		$—
5.2%	5.8%	1.9%	—	—	(0.3%	)	10.5%	7.4%	—		—
3.5%	4.5%	10.2%	—	—	1.4%		2.1%	3.2%	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Conservative Allocation— Service Class
	2011	2010	2009	2008		2007

Series I Policies (a)
Net Assets	$73,847	$63,037	$48,267	$35,810		$33,968
Units Outstanding	6,099	5,257	4,445	3,955		3,010
Variable Accumulation Unit Value	$12.12	$11.99	$10.88	$9.05		$11.28
Total Return	1.1%	10.2%	20.2%	(19.7%	)	5.7%
Investment Income Ratio	2.1%	2.5%	3.1%	—		3.3%
Series II Policies (b)
Net Assets	$11,654	$14,018	$12,702	$11,604		$9,873
Units Outstanding	972	1,181	1,178	1,293		879
Variable Accumulation Unit Value	$11.99	$11.87	$10.78	$8.98		$11.21
Total Return	1.1%	10.0%	20.1%	(19.9%	)	5.6%
Investment Income Ratio	1.9%	2.4%	3.0%	—		4.7%
Series III Policies (c)
Net Assets	$44,206	$45,013	$39,275	$28,974		$25,713
Units Outstanding	3,685	3,792	3,638	3,212		2,285
Variable Accumulation Unit Value	$11.99	$11.87	$10.80	$9.00		$11.23
Total Return	1.0%	10.0%	20.0%	(19.9%	)	5.5%
Investment Income Ratio	2.0%	2.4%	3.2%	—		3.6%
Series IV Policies (d)
Net Assets	$47,513	$48,350	$40,044	$27,533		$21,458
Units Outstanding	3,931	4,078	3,711	3,070		1,906
Variable Accumulation Unit Value	$12.02	$11.88	$10.78	$8.97		$11.19
Total Return	1.2%	10.1%	20.2%	(19.8%	)	5.7%
Investment Income Ratio	2.0%	2.4%	3.2%	—		3.6%
Series V Policies (e)
Net Assets	$2,531	$3,225	$3,899	$2,829		$2,745
Units Outstanding	215	276	366	318		246
Variable Accumulation Unit Value	$11.79	$11.70	$10.66	$8.91		$11.15
Total Return	0.8%	9.7%	19.7%	(20.1%	)	5.3%
Investment Income Ratio	2.0%	2.1%	3.1%	—		3.8%
Series VI Policies (f)
Net Assets	$34,392	$36,357	$29,235	$23,266		$23,484
Units Outstanding	2,918	3,112	2,744	2,617		2,114
Variable Accumulation Unit Value	$11.79	$11.68	$10.64	$8.88		$11.10
Total Return	0.9%	9.8%	19.8%	(20.0%	)	5.4%
Investment Income Ratio	1.9%	2.4%	3.0%	—		3.8%
Series VII Policies (g)
Net Assets	$6,855	$3,225	$667	$—		$—
Units Outstanding	581	276	64	—		—
Variable Accumulation Unit Value	$11.80	$11.68	$10.63	$—		$—
Total Return	1.0%	9.9%	6.3%	—		—
Investment Income Ratio	2.3%	3.1%	5.8%	—		—
Series VIII Policies (h)
Net Assets	$13,777	$8,185	$1,803	$—		$—
Units Outstanding	1,157	698	170	—		—
Variable Accumulation Unit Value	$11.87	$11.72	$10.63	$—		$—
Total Return	1.3%	10.2%	6.3%	—		—
Investment Income Ratio	2.1%	3.2%	4.7%	—		—
Series IX Policies (i)
Net Assets	$20,484	$8,604	$1,635	$—		$—
Units Outstanding	1,742	737	155	—		—
Variable Accumulation Unit Value	$11.75	$11.63	$10.58	$—		$—
Total Return	1.0%	9.9%	5.8%	—		—
Investment Income Ratio	2.4%	3.2%	2.5%	—		—
Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Convertible— Service Class							MainStay VP Flexible Bond Opportunities— Service Class		MainStay VP Floating Rate— Service Class
2011		2010	2009	2008		2007	2011		2011	2010	2009	2008		2007

$31,872		$32,172	$24,666	$14,878		$20,596	$2,969		$51,129	$53,937	$50,249	$27,212		$50,519
2,164		2,026	1,830	1,561		1,392	304		4,520	4,790	4,742	3,380		4,749
$14.73		$15.87	$13.69	$9.53		$14.77	$9.76		$11.31	$11.27	$10.59	$8.06		$10.62
(7.2%	)	15.9%	43.7%	(35.5%	)	13.0%	(2.4%	)	0.4%	6.3%	31.4%	(24.1%	)	0.9%
2.2%		2.9%	2.1%	2.1%		2.2%	6.2%		3.9%	3.8%	3.4%	5.1%		6.3%

$5,173		$6,407	$6,164	$3,428		$3,778	$1,746		$10,538	$11,836	$11,436	$5,975		$14,728
399		463	515	411		282	179		935	1,054	1,081	741		1,383
$12.95		$13.85	$11.96	$8.34		$12.94	$9.75		$11.27	$11.23	$10.58	$8.06		$10.63
(6.4%	)	15.8%	43.5%	(35.6%	)	12.8%	(2.5%	)	0.4%	6.2%	31.2%	(24.2%	)	0.7%
2.0%		2.6%	2.2%	2.2%		2.9%	5.6%		3.9%	3.8%	3.4%	5.1%		6.3%

$30,838		$38,481	$34,145	$21,459		$33,759	$1,670		$35,738	$44,584	$43,649	$24,106		$51,296
2,101		2,452	2,517	2,263		2,296	171		3,204	4,001	4,130	3,008		4,851
$14.68		$15.70	$13.57	$9.46		$14.70	$9.74		$11.18	$11.14	$10.50	$8.00		$10.56
(6.5%	)	15.7%	43.4%	(35.6%	)	12.8%	(2.6%	)	0.3%	6.1%	31.1%	(24.2%	)	0.7%
2.0%		2.7%	2.1%	1.9%		2.2%	4.8%		3.9%	3.8%	3.4%	5.1%		6.3%

$42,512		$48,253	$42,161	$27,408		$37,117	$3,574		$47,889	$59,717	$56,842	$26,408		$52,122
2,886		3,069	3,105	2,895		2,529	366		4,254	5,316	5,380	3,283		4,908
$14.73		$15.73	$13.57	$9.45		$14.66	$9.75		$11.29	$11.24	$10.57	$8.05		$10.60
(6.4%	)	15.9%	43.6%	(35.5%	)	12.9%	(2.5%	)	0.5%	6.3%	31.3%	(24.1%	)	0.8%
2.1%		2.7%	2.1%	2.1%		2.2%	6.2%		3.8%	3.8%	3.4%	5.1%		6.3%

$1,950		$2,852	$3,117	$1,662		$2,407	$—		$2,912	$3,107	$3,801	$2,192		$3,333
137		190	236	180		167	—		260	278	366	271		312
$14.23		$15.26	$13.22	$9.24		$14.39	$—		$11.20	$11.19	$10.57	$8.08		$10.69
(6.7%	)	15.4%	43.0%	(35.8%	)	12.5%	—		0.1%	5.9%	30.8%	(24.4%	)	0.4%
1.8%		2.7%	2.2%	2.1%		2.2%	—		3.9%	3.8%	3.4%	5.1%		6.3%

$33,666		$38,122	$34,086	$18,413		$25,017	$1,624		$32,052	$36,261	$34,345	$17,376		$33,142
2,359		2,496	2,571	1,993		1,738	166		2,915	3,267	3,276	2,180		3,133
$14.26		$15.28	$13.22	$9.23		$14.37	$9.73		$11.12	$11.10	$10.48	$8.00		$10.58
(6.6%	)	15.5%	43.2%	(35.7%	)	12.6%	(2.7%	)	0.2%	6.0%	30.9%	(24.3%	)	0.5%
2.1%		2.7%	2.2%	2.1%		2.2%	5.0%		3.9%	3.8%	3.4%	5.1%		6.3%

$3,684		$2,530	$432	$—		$—	$1,090		$6,645	$5,326	$1,195	$—		$—
301		194	39	—		—	112		604	484	116	—		—
$12.20		$13.06	$11.29	$—		$—	$9.74		$10.99	$10.96	$10.33	$—		$—
(6.5%	)	15.6%	12.9%	—		—	(2.6%	)	0.3%	6.1%	3.3%	—		—
2.4%		3.8%	3.5%	—		—	7.9%		3.9%	3.8%	3.5%	—		—

$9,057		$5,944	$1,123	$—		$—	$2,546		$10,719	$8,010	$1,783	$—		$—
741		454	98	—		—	261		966	725	170	—		—
$12.23		$13.05	$11.25	$—		$—	$9.76		$11.10	$11.03	$10.37	$—		$—
(6.3%	)	16.0%	12.5%	—		—	(2.4%	)	0.6%	6.4%	3.7%	—		—
2.5%		3.7%	4.0%	—		—	8.5%		3.7%	3.8%	3.5%	—		—

$8,814		$5,274	$878	$—		$—	$1,345		$11,894	$6,125	$763	$—		$—
708		398	73	—		—	130		1,085	560	74	—		—
$12.35		$13.22	$11.43	$—		$—	$9.74		$10.97	$10.94	$10.31	$—		$—
(6.5%	)	15.6%	14.3%	—		—	(2.6%	)	0.3%	6.1%	3.1%	—		—
2.5%		3.7%	3.4%	—		—	7.9%		3.8%	3.8%	3.5%	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Government— Service Class
	2011	2010	2009		2008	2007

Series I Policies (a)
Net Assets	$27,427	$25,310	$21,711		$25,835	$12,747
Units Outstanding	2,203	2,112	1,877		2,232	1,190
Variable Accumulation Unit Value	$12.44	$11.98	$11.56		$11.57	$10.71
Total Return	3.8%	3.6%	0.0%		8.0%	4.9%
Investment Income Ratio	3.2%	3.1%	3.2%		3.7%	5.0%
Series II Policies (b)
Net Assets	$4,874	$6,166	$5,917		$7,458	$2,056
Units Outstanding	390	515	511		644	177
Variable Accumulation Unit Value	$12.49	$12.00	$11.60		$11.62	$10.78
Total Return	4.1%	3.5%	(0.2%	)	7.8%	4.8%
Investment Income Ratio	3.0%	2.9%	3.3%		3.9%	6.7%
Series III Policies (c)
Net Assets	$23,704	$26,704	$26,121		$38,534	$18,224
Units Outstanding	1,941	2,274	2,299		3,324	1,723
Variable Accumulation Unit Value	$12.23	$11.75	$11.36		$11.39	$10.57
Total Return	4.0%	3.4%	(0.2%	)	7.8%	4.7%
Investment Income Ratio	3.0%	3.1%	3.0%		3.6%	4.9%
Series IV Policies (d)
Net Assets	$31,271	$37,270	$33,769		$38,114	$19,355
Units Outstanding	2,511	3,122	2,926		3,298	1,804
Variable Accumulation Unit Value	$12.45	$11.95	$11.54		$11.55	$10.70
Total Return	4.2%	3.6%	(0.1%	)	8.0%	4.9%
Investment Income Ratio	2.9%	3.0%	3.4%		3.5%	4.8%
Series V Policies (e)
Net Assets	$1,703	$1,670	$2,331		$2,585	$2,733
Units Outstanding	141	144	207		229	260
Variable Accumulation Unit Value	$12.04	$11.60	$11.24		$11.30	$10.51
Total Return	3.8%	3.2%	(0.5%	)	7.5%	4.5%
Investment Income Ratio	3.3%	2.7%	3.2%		2.8%	5.6%
Series VI Policies (f)
Net Assets	$17,509	$19,669	$18,690		$28,327	$13,450
Units Outstanding	1,445	1,685	1,654		2,486	1,276
Variable Accumulation Unit Value	$12.12	$11.67	$11.30		$11.34	$10.54
Total Return	3.9%	3.3%	(0.4%	)	7.6%	4.6%
Investment Income Ratio	3.0%	3.1%	3.0%		3.6%	5.2%
Series VII Policies (g)
Net Assets	$4,170	$2,924	$484		$—	$—
Units Outstanding	388	284	48		—	—
Variable Accumulation Unit Value	$10.73	$10.32	$9.99		$—	$—
Total Return	4.0%	3.4%	(0.1%	)	—	—
Investment Income Ratio	3.9%	4.0%	7.4%		—	—
Series VIII Policies (h)
Net Assets	$5,077	$3,665	$507		$—	$—
Units Outstanding	466	350	50		—	—
Variable Accumulation Unit Value	$10.89	$10.44	$10.07		$—	$—
Total Return	4.3%	3.7%	0.7%		—	—
Investment Income Ratio	3.1%	4.3%	7.0%		—	—
Series IX Policies (i)
Net Assets	$6,078	$3,566	$294		$—	$—
Units Outstanding	563	344	27		—	—
Variable Accumulation Unit Value	$10.79	$10.38	$10.04		$—	$—
Total Return	4.0%	3.4%	0.4%		—	—
Investment Income Ratio	3.3%	4.1%	7.4%		—	—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Growth Allocation— Service Class							MainStay VP Growth Equity— Service Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$37,185		$40,004	$34,388	$24,802		$31,812	$9,655		$10,083	$9,103	$6,991		$12,301
3,692		3,799	3,697	3,357		2,631	824		824	830	841		888
$10.07		$10.53	$9.30	$7.39		$12.03	$11.73		$12.11	$10.97	$8.31		$13.83
(4.3%	)	13.2%	25.9%	(38.6%	)	8.6%	(3.1%	)	10.4%	32.0%	(39.9%	)	10.6%
0.7%		1.0%	2.2%	0.6%		1.2%	0.2%		0.3%	0.3%	0.3%		—

$1,494		$1,764	$1,613	$1,082		$1,602	$514		$630	$587	$428		$601
154		174	180	151		138	49		58	60	57		48
$9.69		$10.14	$8.97	$7.13		$11.64	$10.50		$10.84	$9.83	$7.46		$12.43
(4.4%	)	13.0%	25.8%	(38.7%	)	8.4%	(3.1%	)	10.2%	31.8%	(40.0%	)	10.4%
0.7%		1.0%	2.3%	0.5%		1.4%	0.2%		0.3%	0.3%	0.3%		—

$12,534		$14,754	$13,645	$10,577		$16,106	$7,959		$9,747	$9,667	$8,278		$16,119
1,283		1,443	1,507	1,468		1,369	681		808	885	996		1,164
$9.77		$10.23	$9.05	$7.20		$11.76	$11.68		$12.07	$10.95	$8.32		$13.86
(4.4%	)	12.9%	25.7%	(38.7%	)	8.4%	(3.2%	)	10.2%	31.7%	(40.0%	)	10.3%
0.6%		1.0%	2.1%	0.5%		1.3%	0.2%		0.3%	0.3%	0.2%		—

$18,596		$21,849	$21,318	$15,831		$19,362	$6,323		$7,783	$7,828	$6,426		$11,935
1,850		2,081	2,296	2,147		1,606	541		645	717	776		865
$10.05		$10.50	$9.28	$7.38		$12.02	$11.70		$12.06	$10.94	$8.29		$13.79
(4.3%	)	13.1%	25.9%	(38.6%	)	8.6%	(3.0%	)	10.3%	31.9%	(39.9%	)	10.5%
0.7%		1.0%	2.2%	0.5%		1.2%	0.2%		0.3%	0.3%	0.3%		—

$441		$686	$720	$571		$999	$200		$228	$436	$209		$517
46		68	81	80		86	18		20	41	26		39
$9.58		$10.05	$8.92	$7.12		$11.64	$11.15		$11.55	$10.51	$8.00		$13.37
(4.7%	)	12.6%	25.4%	(38.9%	)	8.1%	(3.4%	)	9.9%	31.4%	(40.1%	)	10.1%
0.6%		0.9%	2.1%	0.5%		1.1%	0.2%		0.3%	0.3%	0.2%		—

$11,444		$13,130	$12,741	$10,236		$14,582	$5,733		$6,755	$6,450	$5,488		$10,236
1,190		1,303	1,425	1,435		1,252	503		573	602	673		752
$9.62		$10.08	$8.94	$7.12		$11.64	$11.40		$11.79	$10.72	$8.15		$13.61
(4.6%	)	12.8%	25.5%	(38.8%	)	8.2%	(3.3%	)	10.0%	31.5%	(40.1%	)	10.2%
0.7%		1.0%	2.2%	0.5%		1.3%	0.2%		0.3%	0.3%	0.2%		—

$362		$221	$58	$—		$—	$82		$72	$10	$—		$—
31		18	5	—		—	7		6	1	—		—
$11.59		$12.14	$10.75	$—		$—	$12.01		$12.41	$11.27	$—		$—
(4.5%	)	12.9%	7.5%	—		—	(3.2%	)	10.1%	12.7%	—		—
1.0%		1.2%	5.8%	—		—	0.3%		0.6%	0.7%	—		—

$2,730		$2,007	$543	$—		$—	$328		$223	$17	$—		$—
221		157	48	—		—	28		18	2	—		—
$12.23		$12.76	$11.27	$—		$—	$11.83		$12.18	$11.03	$—		$—
(4.2%	)	13.2%	12.7%	—		—	(2.9%	)	10.4%	10.3%	—		—
0.7%		1.3%	3.9%	—		—	0.3%		0.5%	0.2%	—		—

$2,372		$1,814	$418	$—		$—	$307		$244	$35	$—		$—
200		145	37	—		—	26		20	3	—		—
$11.84		$12.39	$10.98	$—		$—	$11.89		$12.28	$11.16	$—		$—
(4.5%	)	12.9%	9.8%	—		—	(3.2%	)	10.1%	11.6%	—		—
0.7%		1.2%	3.1%	—		—	0.2%		0.4%	0.1%	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP High Yield Corporate Bond— Service Class
	2011	2010	2009	2008		2007

Series I Policies (a)
Net Assets	$120,718	$111,571	$89,028	$53,572		$76,442
Units Outstanding	7,049	6,755	6,001	5,054		5,387
Variable Accumulation Unit Value	$17.12	$16.51	$14.90	$10.60		$14.20
Total Return	3.7%	10.8%	40.5%	(25.3%	)	0.6%
Investment Income Ratio	6.1%	6.0%	8.0%	8.9%		6.8%
Series II Policies (b)
Net Assets	$21,352	$25,640	$24,529	$9,687		$13,752
Units Outstanding	1,554	1,948	2,062	1,140		1,206
Variable Accumulation Unit Value	$13.74	$13.17	$11.90	$8.48		$11.38
Total Return	4.4%	10.7%	40.3%	(25.5%	)	0.5%
Investment Income Ratio	5.5%	5.7%	9.0%	9.2%		7.9%
Series III Policies (c)
Net Assets	$161,428	$169,272	$156,332	$89,005		$135,741
Units Outstanding	9,560	10,455	10,681	8,477		9,684
Variable Accumulation Unit Value	$16.89	$16.19	$14.64	$10.44		$14.01
Total Return	4.3%	10.6%	40.2%	(25.5%	)	0.4%
Investment Income Ratio	5.8%	5.8%	8.3%	8.7%		6.6%
Series IV Policies (d)
Net Assets	$159,155	$175,842	$164,586	$93,233		$138,150
Units Outstanding	9,222	10,635	11,021	8,764		9,688
Variable Accumulation Unit Value	$17.28	$16.54	$14.93	$10.63		$14.25
Total Return	4.5%	10.8%	40.4%	(25.4%	)	0.6%
Investment Income Ratio	5.6%	5.8%	8.3%	9.0%		6.8%
Series V Policies (e)
Net Assets	$13,699	$13,016	$13,159	$6,129		$11,504
Units Outstanding	826	813	885	594		827
Variable Accumulation Unit Value	$16.58	$15.94	$14.44	$10.33		$13.90
Total Return	4.1%	10.3%	39.9%	(25.7%	)	0.2%
Investment Income Ratio	5.9%	5.7%	8.7%	8.0%		6.1%
Series VI Policies (f)
Net Assets	$127,027	$131,849	$121,259	$65,777		$91,960
Units Outstanding	7,566	8,199	8,304	6,324		6,578
Variable Accumulation Unit Value	$16.75	$16.08	$14.56	$10.40		$13.98
Total Return	4.2%	10.4%	40.0%	(25.6%	)	0.3%
Investment Income Ratio	5.8%	5.9%	8.2%	9.0%		6.7%
Series VII Policies (g)
Net Assets	$19,485	$11,270	$2,682	$—		$—
Units Outstanding	1,522	903	242	—		—
Variable Accumulation Unit Value	$12.79	$12.27	$11.09	$—		$—
Total Return	4.3%	10.6%	10.9%	—		—
Investment Income Ratio	6.9%	7.5%	14.1%	—		—
Series VIII Policies (h)
Net Assets	$31,910	$20,910	$4,854	$—		$—
Units Outstanding	2,513	1,721	439	—		—
Variable Accumulation Unit Value	$12.70	$12.14	$10.95	$—		$—
Total Return	4.6%	10.9%	9.5%	—		—
Investment Income Ratio	6.3%	7.8%	14.9%	—		—
Series IX Policies (i)
Net Assets	$53,123	$29,310	$4,260	$—		$—
Units Outstanding	4,216	2,406	387	—		—
Variable Accumulation Unit Value	$12.58	$12.07	$10.92	$—		$—
Total Return	4.3%	10.6%	9.2%	—		—
Investment Income Ratio	6.6%	8.1%	14.4%	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MainStay VP ICAP Select Equity— Service Class							MainStay VP Income Builder— Service Class
2011		2010	2009	2008		2007	2011	2010	2009	2008		2007

$62,385		$64,536	$54,061	$25,171		$18,509	$11,251	$9,991	$8,694	$7,044		$10,000
4,480		4,478	4,366	2,583		1,166	846	754	743	731		746
$13.92		$14.41	$12.40	$9.74		$15.87	$13.31	$13.21	$11.70	$9.63		$13.39
(3.4%	)	16.2%	27.3%	(38.6%	)	5.1%	0.8%	12.9%	21.5%	(28.1%	)	5.8%
1.2%		0.7%	1.6%	0.5%		0.6%	3.7%	3.0%	3.4%	3.1%		2.1%

$5,678		$7,051	$7,479	$4,212		$4,483	$1,351	$1,250	$1,031	$798		$409
502		603	742	531		340	112	106	99	93		34
$11.32		$11.70	$10.08	$7.93		$12.94	$12.05	$11.78	$10.45	$8.62		$12.00
(3.2%	)	16.0%	27.1%	(38.7%	)	5.0%	2.3%	12.7%	21.3%	(28.2%	)	5.6%
1.2%		0.7%	1.7%	0.5%		0.7%	3.9%	3.0%	3.6%	4.5%		2.8%

$52,711		$64,482	$61,666	$31,399		$25,973	$10,658	$11,613	$10,696	$9,905		$16,167
3,847		4,551	5,044	3,263		1,652	802	893	927	1,037		1,219
$13.71		$14.17	$12.22	$9.62		$15.70	$13.29	$13.00	$11.54	$9.51		$13.26
(3.2%	)	16.0%	27.0%	(38.7%	)	4.9%	2.2%	12.7%	21.3%	(28.3%	)	5.5%
1.1%		0.7%	1.6%	0.5%		0.6%	3.6%	2.9%	3.3%	3.0%		2.0%

$70,202		$84,825	$79,618	$39,427		$30,523	$7,686	$8,385	$7,965	$7,047		$11,398
5,063		5,923	6,456	4,065		1,926	564	630	675	725		843
$13.88		$14.32	$12.33	$9.69		$15.80	$13.63	$13.31	$11.80	$9.71		$13.52
(3.1%	)	16.1%	27.2%	(38.6%	)	5.1%	2.4%	12.9%	21.4%	(28.2%	)	5.7%
1.1%		0.7%	1.6%	0.5%		0.6%	3.5%	2.9%	3.4%	2.9%		2.1%

$2,641		$3,491	$3,584	$1,815		$2,136	$423	$443	$373	$303		$686
198		251	300	193		138	33	35	33	33		53
$13.34		$13.82	$11.95	$9.43		$15.43	$12.86	$12.61	$11.22	$9.27		$12.96
(3.5%	)	15.7%	26.7%	(38.9%	)	4.6%	2.0%	12.4%	20.9%	(28.4%	)	5.3%
1.1%		0.7%	1.6%	0.4%		0.5%	3.7%	2.9%	3.5%	2.8%		2.1%

$48,285		$57,036	$52,821	$28,496		$23,613	$7,113	$7,700	$6,826	$5,728		$8,801
3,589		4,071	4,364	2,988		1,513	550	607	607	616		678
$13.54		$14.01	$12.10	$9.54		$15.60	$12.94	$12.68	$11.27	$9.31		$12.99
(3.4%	)	15.8%	26.8%	(38.8%	)	4.7%	2.1%	12.5%	21.1%	(28.4%	)	5.4%
1.2%		0.7%	1.6%	0.5%		0.6%	3.6%	3.1%	3.4%	3.0%		2.0%

$2,837		$2,019	$255	$—		$—	$1,012	$355	$36	$—		$—
229		156	23	—		—	83	26	3	—		—
$12.41		$12.84	$11.08	$—		$—	$12.15	$11.89	$10.56	$—		$—
(3.3%	)	15.9%	10.8%	—		—	2.2%	12.6%	5.6%	—		—
1.3%		1.1%	1.7%	—		—	5.2%	2.8%	9.7%	—		—

$6,727		$4,506	$994	$—		$—	$866	$685	$171	$—		$—
552		357	92	—		—	71	58	16	—		—
$12.18		$12.56	$10.80	$—		$—	$12.14	$11.85	$10.49	$—		$—
(3.0%	)	16.2%	8.0%	—		—	2.5%	13.0%	4.9%	—		—
1.3%		1.0%	2.8%	—		—	3.6%	4.2%	—	—		—

$5,679		$3,842	$750	$—		$—	$1,710	$912	$62	$—		$—
470		307	65	—		—	137	74	6	—		—
$12.06		$12.48	$10.76	$—		$—	$12.52	$12.25	$10.88	$—		$—
(3.3%	)	15.9%	7.6%	—		—	2.2%	12.6%	8.8%	—		—
1.3%		1.0%	1.7%	—		—	3.9%	4.2%	1.9%	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP International Equity— Service Class
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$30,302		$35,207	$31,245	$26,138		$34,716
Units Outstanding	2,176		2,071	1,896	1,863		1,806
Variable Accumulation Unit Value	$13.94		$17.00	$16.47	$14.03		$19.19
Total Return	(18.0%	)	3.2%	17.4%	(26.9%	)	3.2%
Investment Income Ratio	3.1%		3.2%	7.1%	1.3%		0.6%
Series II Policies (b)
Net Assets	$3,442		$4,167	$4,381	$3,894		$5,359
Units Outstanding	330		329	357	371		372
Variable Accumulation Unit Value	$10.45		$12.68	$12.30	$10.49		$14.38
Total Return	(17.5%	)	3.0%	17.2%	(27.0%	)	3.1%
Investment Income Ratio	3.0%		3.0%	7.0%	1.2%		0.7%
Series III Policies (c)
Net Assets	$24,135		$31,910	$34,201	$31,362		$50,876
Units Outstanding	1,776		1,935	2,138	2,295		2,712
Variable Accumulation Unit Value	$13.59		$16.49	$16.01	$13.67		$18.73
Total Return	(17.6%	)	3.0%	17.2%	(27.0%	)	3.0%
Investment Income Ratio	2.9%		3.0%	7.0%	1.2%		0.6%
Series IV Policies (d)
Net Assets	$37,460		$48,300	$48,477	$42,792		$62,627
Units Outstanding	2,714		2,887	2,980	3,093		3,303
Variable Accumulation Unit Value	$13.82		$16.74	$16.23	$13.83		$18.93
Total Return	(17.5%	)	3.1%	17.3%	(26.9%	)	3.2%
Investment Income Ratio	2.9%		3.1%	7.0%	1.2%		0.6%
Series V Policies (e)
Net Assets	$1,796		$2,653	$3,162	$2,881		$4,100
Units Outstanding	138		171	205	219		226
Variable Accumulation Unit Value	$13.01		$15.83	$15.41	$13.18		$18.11
Total Return	(17.8%	)	2.7%	16.9%	(27.2%	)	2.8%
Investment Income Ratio	2.9%		3.0%	6.8%	1.2%		0.6%
Series VI Policies (f)
Net Assets	$22,971		$30,562	$31,140	$29,181		$43,867
Units Outstanding	1,736		1,902	1,992	2,184		2,390
Variable Accumulation Unit Value	$13.23		$16.08	$15.63	$13.36		$18.34
Total Return	(17.7%	)	2.8%	17.0%	(27.1%	)	2.9%
Investment Income Ratio	2.9%		3.1%	6.9%	1.2%		0.5%
Series VII Policies (g)
Net Assets	$1,387		$1,131	$123	$—		$—
Units Outstanding	149		100	10	—		—
Variable Accumulation Unit Value	$9.26		$11.24	$10.92	$—		$—
Total Return	(17.6%	)	2.9%	9.2%	—		—
Investment Income Ratio	3.4%		4.7%	6.8%	—		—
Series VIII Policies (h)
Net Assets	$4,477		$3,306	$669	$—		$—
Units Outstanding	476		288	60	—		—
Variable Accumulation Unit Value	$9.40		$11.37	$11.02	$—		$—
Total Return	(17.4%	)	3.2%	10.2%	—		—
Investment Income Ratio	3.4%		4.1%	8.8%	—		—
Series IX Policies (i)
Net Assets	$3,255		$2,539	$563	$—		$—
Units Outstanding	349		222	51	—		—
Variable Accumulation Unit Value	$9.33		$11.33	$11.00	$—		$—
Total Return	(17.6%	)	2.9%	10.0%	—		—
Investment Income Ratio	3.3%		4.0%	13.9%	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Large Cap Growth— Service Class							MainStay VP Mid Cap Core— Service Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$17,925		$15,301	$11,373	$6,525		$8,089	$42,183		$45,903	$38,255	$12,903		$22,217
1,415		1,170	994	785		586	2,527		2,611	2,647	1,202		1,176
$12.66		$13.07	$11.44	$8.31		$13.79	$16.69		$17.57	$14.45	$10.73		$18.88
(3.1%	)	14.3%	37.7%	(39.8%	)	19.4%	(5.0%	)	21.6%	34.7%	(43.2%	)	3.3%
—		—	—	—		—	0.6%		0.3%	0.2%	—		0.2%

$1,560		$1,652	$1,880	$1,422		$1,146	$2,930		$3,536	$3,310	$1,514		$2,509
119		123	160	167		77	246		283	323	198		186
$13.13		$13.40	$11.75	$8.54		$14.21	$11.92		$12.51	$10.30	$7.66		$13.51
(2.0%	)	14.1%	37.5%	(39.9%	)	19.2%	(4.7%	)	21.4%	34.5%	(43.3%	)	3.2%
—		—	—	—		—	0.6%		0.2%	0.2%	—		0.3%

$13,972		$15,024	$14,140	$9,350		$12,888	$35,756		$42,435	$40,225	$14,289		$29,030
1,109		1,170	1,254	1,138		943	2,183		2,467	2,837	1,351		1,557
$12.59		$12.86	$11.28	$8.20		$13.65	$16.39		$17.21	$14.18	$10.55		$18.60
(2.1%	)	14.1%	37.5%	(39.9%	)	19.1%	(4.8%	)	21.4%	34.4%	(43.3%	)	3.1%
—		—	—	—		—	0.6%		0.3%	0.2%	—		0.2%

$21,513		$24,785	$21,834	$15,284		$15,201	$44,541		$53,532	$47,815	$17,460		$33,257
1,687		1,908	1,907	1,839		1,099	2,684		3,075	3,339	1,641		1,774
$12.76		$13.01	$11.39	$8.27		$13.75	$16.60		$17.41	$14.32	$10.64		$18.73
(1.9%	)	14.2%	37.7%	(39.8%	)	19.3%	(4.6%	)	21.6%	34.6%	(43.2%	)	3.3%
—		—	—	—		—	0.6%		0.3%	0.2%	—		0.2%

$1,249		$1,478	$1,523	$831		$999	$1,859		$2,229	$2,226	$898		$2,168
104		120	141	106		76	115		135	159	86		117
$11.99		$12.28	$10.79	$7.87		$13.13	$16.15		$17.00	$14.04	$10.47		$18.51
(2.3%	)	13.8%	37.1%	(40.1%	)	18.8%	(5.0%	)	21.1%	34.1%	(43.4%	)	2.8%
—		—	—	—		—	0.6%		0.2%	0.2%	—		0.2%

$14,589		$14,900	$14,154	$8,755		$11,767	$30,289		$37,183	$33,454	$13,044		$26,914
1,162		1,172	1,266	1,076		865	1,883		2,199	2,398	1,254		1,465
$12.42		$12.71	$11.16	$8.13		$13.55	$16.09		$16.92	$13.96	$10.40		$18.37
(2.2%	)	13.9%	37.3%	(40.0%	)	18.9%	(4.9%	)	21.2%	34.2%	(43.4%	)	2.9%
—		—	—	—		—	0.6%		0.3%	0.2%	—		0.2%

$2,044		$760	$207	$—		$—	$793		$393	$36	$—		$—
158		57	18	—		—	61		29	3	—		—
$12.96		$13.25	$11.62	$—		$—	$13.02		$13.68	$11.27	$—		$—
(2.1%	)	14.0%	16.2%	—		—	(4.8%	)	21.3%	12.7%	—		—
—		—	—	—		—	0.7%		0.4%	0.2%	—		—

$4,257		$2,651	$758	$—		$—	$2,241		$1,419	$383	$—		$—
333		203	65	—		—	172		103	34	—		—
$12.83		$13.07	$11.43	$—		$—	$13.10		$13.73	$11.28	$—		$—
(1.8%	)	14.3%	14.3%	—		—	(4.5%	)	21.7%	12.8%	—		—
—		—	—	—		—	0.7%		0.3%	0.3%	—		—

$4,605		$2,680	$552	$—		$—	$1,666		$1,004	$191	$—		$—
364		207	48	—		—	125		70	16	—		—
$12.62		$12.90	$11.32	$—		$—	$13.27		$13.94	$11.49	$—		$—
(2.1%	)	14.0%	13.2%	—		—	(4.8%	)	21.3%	14.9%	—		—
—		—	—	—		—	0.7%		0.3%	0.3%	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Moderate Allocation— Service Class
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$91,421		$91,991	$73,039	$51,736		$54,540
Units Outstanding	7,965		7,937	7,000	6,063		4,704
Variable Accumulation Unit Value	$11.49		$11.60	$10.42	$8.53		$11.59
Total Return	(0.9%	)	11.2%	22.3%	(26.4%	)	7.0%
Investment Income Ratio	1.6%		2.0%	2.8%	0.2%		2.5%
Series II Policies (b)
Net Assets	$11,133		$13,866	$13,104	$9,021		$8,563
Units Outstanding	990		1,220	1,281	1,076		748
Variable Accumulation Unit Value	$11.27		$11.36	$10.23	$8.38		$11.41
Total Return	(0.9%	)	11.1%	22.1%	(26.5%	)	6.8%
Investment Income Ratio	1.6%		1.9%	2.9%	0.2%		3.6%
Series III Policies (c)
Net Assets	$46,009		$64,377	$60,368	$36,709		$40,680
Units Outstanding	4,089		5,671	5,902	4,382		3,557
Variable Accumulation Unit Value	$11.25		$11.35	$10.23	$8.38		$11.41
Total Return	(0.9%	)	11.0%	22.0%	(26.6%	)	6.7%
Investment Income Ratio	1.3%		1.6%	2.9%	0.2%		2.7%
Series IV Policies (d)
Net Assets	$59,655		$70,849	$66,986	$45,529		$44,835
Units Outstanding	5,230		6,166	6,477	5,375		3,890
Variable Accumulation Unit Value	$11.41		$11.49	$10.34	$8.46		$11.50
Total Return	(0.8%	)	11.2%	22.2%	(26.5%	)	6.9%
Investment Income Ratio	1.5%		2.0%	2.8%	0.3%		2.7%
Series V Policies (e)
Net Assets	$2,336		$3,070	$3,611	$3,017		$4,096
Units Outstanding	210		268	355	362		359
Variable Accumulation Unit Value	$11.12		$11.25	$10.16	$8.35		$11.40
Total Return	(1.2%	)	10.7%	21.7%	(26.8%	)	6.5%
Investment Income Ratio	1.5%		1.8%	2.6%	0.2%		2.8%
Series VI Policies (f)
Net Assets	$42,852		$46,016	$39,844	$31,523		$31,222
Units Outstanding	3,847		4,082	3,916	3,775		2,742
Variable Accumulation Unit Value	$11.15		$11.27	$10.17	$8.35		$11.38
Total Return	(1.1%	)	10.9%	21.8%	(26.7%	)	6.6%
Investment Income Ratio	1.6%		2.0%	2.7%	0.3%		2.6%
Series VII Policies (g)
Net Assets	$3,475		$2,032	$608	$—		$—
Units Outstanding	291		169	56	—		—
Variable Accumulation Unit Value	$11.89		$12.01	$10.82	$—		$—
Total Return	(1.0%	)	11.0%	8.2%	—		—
Investment Income Ratio	1.8%		2.2%	3.0%	—		—
Series VIII Policies (h)
Net Assets	$17,007		$8,589	$1,348	$—		$—
Units Outstanding	1,431		719	126	—		—
Variable Accumulation Unit Value	$11.87		$11.95	$10.73	$—		$—
Total Return	(0.7%	)	11.3%	7.3%	—		—
Investment Income Ratio	1.8%		2.8%	3.9%	—		—
Series IX Policies (i)
Net Assets	$17,575		$8,244	$1,015	$—		$—
Units Outstanding	1,487		689	94	—		—
Variable Accumulation Unit Value	$11.81		$11.92	$10.74	$—		$—
Total Return	(1.0%	)	11.0%	7.4%	—		—
Investment Income Ratio	1.8%		2.9%	2.7%	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Moderate Growth Allocation— Service Class							MainStay VP S&P 500 Index— Service Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$92,726		$95,191	$76,703	$54,582		$66,815	$42,649		$43,261	$38,321	$30,442		$49,749
8,532		8,494	7,701	6,919		5,620	3,316		3,357	3,362	3,315		3,356
$10.85		$11.20	$9.96	$7.88		$11.87	$12.86		$12.87	$11.40	$9.18		$14.82
(3.1%	)	12.5%	26.3%	(33.6%	)	7.6%	—		12.9%	24.2%	(38.0%	)	3.5%
1.0%		1.4%	2.8%	0.4%		2.0%	1.4%		1.6%	2.6%	2.0%		1.5%

$4,024		$4,843	$4,467	$5,217		$7,034	$1,989		$2,420	$2,513	$2,033		$3,402
380		444	455	677		593	186		227	265	266		275
$10.59		$10.92	$9.72	$7.71		$11.63	$10.69		$10.68	$9.48	$7.65		$12.36
(3.0%	)	12.3%	26.1%	(33.7%	)	7.5%	—		12.7%	24.0%	(38.1%	)	3.3%
0.9%		1.4%	2.3%	0.4%		2.0%	1.3%		1.5%	2.5%	1.9%		1.7%

$32,060		$38,834	$36,778	$31,732		$43,548	$36,570		$42,183	$41,820	$36,223		$65,496
3,024		3,553	3,776	4,096		3,735	2,900		3,344	3,731	4,006		4,480
$10.60		$10.93	$9.74	$7.73		$11.66	$12.62		$12.62	$11.21	$9.04		$14.62
(3.0%	)	12.2%	26.1%	(33.7%	)	7.4%	—		12.6%	23.9%	(38.2%	)	3.3%
0.9%		1.3%	2.7%	0.4%		2.0%	1.4%		1.6%	2.5%	2.0%		1.4%

$48,243		$55,162	$53,176	$40,459		$42,215	$41,369		$48,426	$46,511	$38,535		$67,132
4,470		4,967	5,380	5,167		3,572	3,223		3,776	4,094	4,209		4,544
$10.79		$11.11	$9.89	$7.83		$11.80	$12.84		$12.82	$11.36	$9.15		$14.78
(2.9%	)	12.4%	26.3%	(33.6%	)	7.6%	0.1%		12.8%	24.1%	(38.1%	)	3.5%
0.9%		1.4%	2.7%	0.5%		2.1%	1.4%		1.6%	2.6%	2.0%		1.4%

$947		$1,282	$1,577	$1,796		$3,059	$1,856		$2,323	$2,684	$2,322		$4,530
92		120	166	238		267	150		191	242	259		312
$10.30		$10.64	$9.51	$7.56		$11.44	$12.42		$12.45	$11.08	$8.96		$14.53
(3.3%	)	12.0%	25.8%	(33.9%	)	7.1%	(0.3%	)	12.3%	23.6%	(38.3%	)	3.0%
0.9%		1.2%	2.3%	0.4%		2.0%	1.4%		1.5%	2.5%	2.0%		1.4%

$29,625		$34,705	$31,722	$25,889		$36,880	$27,051		$30,258	$29,214	$25,355		$42,623
2,863		3,195	3,272	3,360		3,163	2,163		2,415	2,622	2,819		2,922
$10.52		$10.86	$9.69	$7.70		$11.63	$12.51		$12.53	$11.14	$9.00		$14.58
(3.2%	)	12.1%	25.9%	(33.8%	)	7.2%	(0.2%	)	12.5%	23.8%	(38.3%	)	3.1%
0.9%		1.4%	2.7%	0.4%		2.1%	1.4%		1.6%	2.5%	2.0%		1.4%

$1,650		$813	$115	$—		$—	$743		$458	$68	$—		$—
142		68	11	—		—	61		38	6	—		—
$11.61		$11.98	$10.68	$—		$—	$12.15		$12.16	$10.80	$—		$—
(3.1%	)	12.2%	6.8%	—		—	(0.1%	)	12.6%	8.0%	—		—
1.1%		1.7%	5.3%	—		—	1.6%		2.4%	2.2%	—		—

$22,842		$10,449	$1,746	$—		$—	$1,611		$1,016	$201	$—		$—
1,930		858	154	—		—	126		80	18	—		—
$11.83		$12.17	$10.82	$—		$—	$12.76		$12.73	$11.28	$—		$—
(2.8%	)	12.5%	8.2%	—		—	0.2%		12.9%	12.8%	—		—
1.0%		1.9%	5.3%	—		—	1.7%		2.0%	4.6%	—		—

$24,695		$12,015	$801	$—		$—	$2,020		$804	$152	$—		$—
2,082		974	74	—		—	161		64	14	—		—
$11.84		$12.21	$10.89	$—		$—	$12.57		$12.57	$11.17	$—		$—
(3.1%	)	12.2%	8.9%	—		—	(0.1%	)	12.6%	11.7%	—		—
1.0%		2.0%	2.2%	—		—	1.8%		1.9%	5.0%	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP U.S. Small Cap— Service Class
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$19,125		$20,858	$17,091	$4,347		$8,014
Units Outstanding	1,146		1,190	1,198	423		404
Variable Accumulation Unit Value	$16.70		$17.53	$14.25	$10.27		$19.79
Total Return	(4.7%	)	23.0%	38.7%	(48.1%	)	33.9%
Investment Income Ratio	0.7%		—	—	—		—
Series II Policies (b)
Net Assets	$1,119		$1,159	$1,174	$448		$1,216
Units Outstanding	82		81	101	53		74
Variable Accumulation Unit Value	$13.70		$14.35	$11.68	$8.43		$16.27
Total Return	(4.5%	)	22.8%	38.5%	(48.2%	)	33.7%
Investment Income Ratio	0.7%		—	—	—		—
Series III Policies (c)
Net Assets	$14,722		$18,602	$16,733	$4,563		$10,746
Units Outstanding	905		1,092	1,205	457		555
Variable Accumulation Unit Value	$16.28		$17.05	$13.89	$10.03		$19.36
Total Return	(4.5%	)	22.7%	38.4%	(48.2%	)	33.6%
Investment Income Ratio	0.6%		—	—	—		—
Series IV Policies (d)
Net Assets	$18,601		$22,715	$20,846	$5,660		$10,779
Units Outstanding	1,115		1,303	1,472	553		542
Variable Accumulation Unit Value	$16.68		$17.45	$14.19	$10.24		$19.73
Total Return	(4.4%	)	22.9%	38.7%	(48.1%	)	33.8%
Investment Income Ratio	0.6%		—	—	—		—
Series V Policies (e)
Net Assets	$701		$834	$780	$288		$630
Units Outstanding	44		50	62	29		33
Variable Accumulation Unit Value	$15.87		$16.66	$13.61	$9.85		$19.07
Total Return	(4.8%	)	22.4%	38.1%	(48.3%	)	33.3%
Investment Income Ratio	0.6%		—	—	—		—
Series VI Policies (f)
Net Assets	$11,827		$14,951	$12,946	$4,142		$8,745
Units Outstanding	717		864	918	406		441
Variable Accumulation Unit Value	$16.49		$17.30	$14.12	$10.21		$19.74
Total Return	(4.7%	)	22.6%	38.2%	(48.3%	)	33.4%
Investment Income Ratio	0.6%		—	—	—		—
Series VII Policies (g)
Net Assets	$408		$668	$28	$—		$—
Units Outstanding	31		49	2	—		—
Variable Accumulation Unit Value	$13.10		$13.73	$11.19	$—		$—
Total Return	(4.6%	)	22.7%	11.9%	—		—
Investment Income Ratio	0.6%		—	—	—		—
Series VIII Policies (h)
Net Assets	$661		$624	$236	$—		$—
Units Outstanding	51		46	21	—		—
Variable Accumulation Unit Value	$12.88		$13.46	$10.94	$—		$—
Total Return	(4.3%	)	23.0%	9.4%	—		—
Investment Income Ratio	0.6%		—	—	—		—
Series IX Policies (i)
Net Assets	$831		$615	$121	$—		$—
Units Outstanding	64		45	11	—		—
Variable Accumulation Unit Value	$12.98		$13.60	$11.08	$—		$—
Total Return	(4.6%	)	22.7%	10.8%	—		—
Investment Income Ratio	0.7%		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

Alger Small Cap Growth— Class S Shares							BlackRock® Global Allocation V.I. Fund— Class III Shares		Columbia Variable Portfolio— Small Cap Value Fund— Class 2
2011		2010	2009	2008		2007	2011		2011		2010	2009	2008		2007

$8,509		$9,714	$8,566	$6,337		$12,944	$5,505		$12,750		$14,958	$11,528	$10,005		$15,905
442		480	522	553		592	614		1,016		1,102	1,060	1,131		1,274
$19.26		$20.22	$16.42	$11.47		$21.83	$8.94		$12.54		$13.59	$10.89	$8.84		$12.48
(4.8%	)	23.2%	43.1%	(47.4%	)	15.3%	(10.6%	)	(7.7%	)	24.7%	23.3%	(29.2%	)	(3.9%	)
—		—	—	—		—	7.9%		0.9%		1.1%	0.9%	0.5%		0.3%

$254		$328	$395	$353		$848	$887		$1,476		$1,627	$1,235	$1,102		$1,942
18		22	32	41		52	99		123		125	118	130		162
$14.22		$14.96	$12.16	$8.51		$16.22	$8.93		$12.04		$13.02	$10.46	$8.50		$12.01
(4.9%	)	23.0%	42.9%	(47.5%	)	15.1%	(10.7%	)	(7.6%	)	24.5%	23.1%	(29.3%	)	(4.1%	)
—		—	—	—		—	4.0%		0.9%		1.0%	0.9%	0.5%		0.3%

$7,780		$9,488	$8,904	$7,162		$16,110	$6,029		$6,469		$9,096	$7,504	$6,345		$9,781
411		476	550	631		745	673		524		680	698	724		792
$18.93		$19.92	$16.20	$11.34		$21.63	$8.92		$12.35		$13.37	$10.75	$8.74		$12.35
(4.9%	)	23.0%	42.8%	(47.6%	)	15.1%	(10.8%	)	(7.6%	)	24.5%	23.0%	(29.3%	)	(4.1%	)
—		—	—	—		—	6.6%		0.8%		1.1%	0.9%	0.5%		0.3%

$9,905		$12,471	$11,714	$9,315		$21,172	$7,846		$11,301		$12,931	$10,523	$8,719		$13,314
519		622	721	818		977	870		909		961	978	994		1,073
$19.10		$20.06	$16.29	$11.39		$21.69	$8.93		$12.46		$13.46	$10.80	$8.77		$12.38
(4.8%	)	23.1%	43.0%	(47.5%	)	15.3%	(10.7%	)	(7.5%	)	24.6%	23.2%	(29.2%	)	(4.0%	)
—		—	—	—		—	5.3%		0.9%		1.1%	0.9%	0.5%		0.3%

$170		$254	$269	$201		$538	$—		$585		$901	$718	$486		$782
9		13	17	18		26	—		48		69	68	56		64
$18.27		$19.27	$15.71	$11.03		$21.09	$—		$12.09		$13.12	$10.57	$8.61		$12.21
(5.2%	)	22.7%	42.4%	(47.7%	)	14.8%	—		(7.8%	)	24.1%	22.7%	(29.5%	)	(4.4%	)
—		—	—	—		—	—		0.9%		1.1%	0.9%	0.4%		0.3%

$6,257		$7,513	$6,831	$5,443		$12,425	$2,118		$6,411		$8,107	$5,919	$5,280		$8,043
335		381	426	483		578	236		526		613	556	610		656
$18.70		$19.71	$16.05	$11.26		$21.50	$8.91		$12.19		$13.22	$10.64	$8.66		$12.27
(5.1%	)	22.8%	42.6%	(47.6%	)	14.9%	(10.9%	)	(7.8%	)	24.3%	22.8%	(29.4%	)	(4.3%	)
—		—	—	—		—	5.1%		0.8%		1.1%	0.9%	0.5%		0.3%

$—		$—	$—	$—		$—	$1,141		$383		$335	$25	$—		$—
—		—	—	—		—	127		32		26	2	—		—
$—		$—	$—	$—		$—	$8.92		$12.13		$13.14	$10.56	$—		$—
—		—	—	—		—	(10.8%	)	(7.7%	)	24.4%	5.6%	—		—
—		—	—	—		—	6.8%		1.0%		1.0%	—	—		—

$—		$—	$—	$—		$—	$5,599		$1,522		$902	$90	$—		$—
—		—	—	—		—	624		118		63	8	—		—
$—		$—	$—	$—		$—	$8.94		$12.98		$14.02	$11.24	$—		$—
—		—	—	—		—	(10.6%	)	(7.4%	)	24.8%	12.4%	—		—
—		—	—	—		—	7.4%		0.9%		0.9%	—	—		—

$—		$—	$—	$—		$—	$4,698		$757		$402	$34	$—		$—
—		—	—	—		—	517		62		30	3	—		—
$—		$—	$—	$—		$—	$8.92		$12.17		$13.18	$10.59	$—		$—
—		—	—	—		—	(10.8%	)	(7.7%	)	24.4%	5.9%	—		—
—		—	—	—		—	7.5%		0.9%		0.9%	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Dreyfus IP Technology Growth— Service Shares
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$11,173		$11,559	$8,172	$4,282		$7,241
Units Outstanding	790		733	661	538		525
Variable Accumulation Unit Value	$14.15		$15.76	$12.33	$7.96		$13.74
Total Return	(10.3%	)	27.9%	54.9%	(42.1%	)	12.8%
Investment Income Ratio	—		—	0.2%	—		—
Series II Policies (b)
Net Assets	$876		$1,143	$843	$557		$640
Units Outstanding	67		79	74	76		50
Variable Accumulation Unit Value	$13.13		$14.50	$11.36	$7.35		$12.70
Total Return	(9.5%	)	27.7%	54.7%	(42.1%	)	12.7%
Investment Income Ratio	—		—	0.2%	—		—
Series III Policies (c)
Net Assets	$7,620		$9,599	$7,357	$3,833		$7,548
Units Outstanding	546		623	609	490		558
Variable Accumulation Unit Value	$13.96		$15.42	$12.09	$7.82		$13.52
Total Return	(9.5%	)	27.6%	54.6%	(42.2%	)	12.6%
Investment Income Ratio	—		—	0.2%	—		—
Series IV Policies (d)
Net Assets	$11,396		$15,168	$11,941	$6,111		$9,539
Units Outstanding	806		972	979	775		700
Variable Accumulation Unit Value	$14.14		$15.60	$12.21	$7.88		$13.61
Total Return	(9.4%	)	27.8%	54.8%	(42.1%	)	12.8%
Investment Income Ratio	—		—	0.2%	—		—
Series V Policies (e)
Net Assets	$363		$593	$528	$279		$264
Units Outstanding	27		39	45	36		20
Variable Accumulation Unit Value	$13.64		$15.11	$11.87	$7.70		$13.35
Total Return	(9.7%	)	27.3%	54.2%	(42.3%	)	12.3%
Investment Income Ratio	—		—	0.2%	—		—
Series VI Policies (f)
Net Assets	$5,772		$7,034	$5,857	$2,392		$4,328
Units Outstanding	419		462	490	309		323
Variable Accumulation Unit Value	$13.77		$15.23	$11.96	$7.75		$13.42
Total Return	(9.6%	)	27.4%	54.3%	(42.3%	)	12.5%
Investment Income Ratio	—		—	0.1%	—		—
Series VII Policies (g)
Net Assets	$635		$435	$86	$—		$—
Units Outstanding	51		30	8	—		—
Variable Accumulation Unit Value	$12.57		$13.89	$10.89	$—		$—
Total Return	(9.5%	)	27.5%	8.9%	—		—
Investment Income Ratio	—		—	—	—		—
Series VIII Policies (h)
Net Assets	$2,032		$1,220	$392	$—		$—
Units Outstanding	149		79	31	—		—
Variable Accumulation Unit Value	$13.72		$15.12	$11.82	$—		$—
Total Return	(9.3%	)	27.9%	18.2%	—		—
Investment Income Ratio	—		—	—	—		—
Series IX Policies (i)
Net Assets	$1,792		$1,422	$224	$—		$—
Units Outstanding	133		96	19	—		—
Variable Accumulation Unit Value	$13.47		$14.89	$11.68	$—		$—
Total Return	(9.5%	)	27.5%	16.8%	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

Fidelity® VIP Contrafund®— Service Class 2							Fidelity® VIP Equity-Income— Service Class 2
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$63,739		$66,565	$55,590	$39,717		$63,639	$26,801		$27,866	$24,622	$19,141		$33,726
3,960		3,939	3,793	3,621		3,275	2,124		2,189	2,193	2,184		2,168
$16.09		$16.89	$14.65	$10.97		$19.41	$12.62		$12.72	$11.23	$8.77		$15.54
(4.7%	)	15.3%	33.6%	(43.5%	)	15.7%	(0.8%	)	13.3%	28.1%	(43.6%	)	(0.1%	)
0.8%		1.1%	1.2%	0.8%		0.8%	2.3%		1.6%	2.2%	2.4%		1.7%

$5,438		$6,339	$6,450	$4,866		$7,894	$2,325		$2,749	$3,128	$2,475		$5,347
439		492	574	576		520	232		271	350	354		423
$12.39		$12.94	$11.24	$8.43		$14.93	$10.04		$10.13	$8.95	$7.00		$12.43
(4.3%	)	15.1%	33.4%	(43.6%	)	15.5%	(0.9%	)	13.2%	27.9%	(43.7%	)	(0.3%	)
0.7%		1.0%	1.2%	0.8%		1.0%	2.0%		1.5%	2.1%	2.0%		2.0%

$46,883		$57,078	$55,501	$43,827		$78,566	$22,969		$25,965	$26,444	$22,204		$45,913
2,969		3,456	3,868	4,074		4,113	1,874		2,098	2,416	2,588		3,015
$15.80		$16.51	$14.35	$10.76		$19.08	$12.26		$12.38	$10.95	$8.56		$15.22
(4.3%	)	15.1%	33.3%	(43.6%	)	15.4%	(0.9%	)	13.1%	27.8%	(43.7%	)	(0.3%	)
0.7%		1.0%	1.2%	0.8%		0.8%	2.1%		1.5%	2.1%	2.2%		1.7%

$76,322		$91,712	$87,848	$69,299		$118,355	$27,742		$33,889	$34,287	$28,642		$51,193
4,686		5,391	5,941	6,250		6,028	2,217		2,686	3,076	3,290		3,308
$16.31		$17.02	$14.77	$11.06		$19.58	$12.52		$12.62	$11.15	$8.71		$15.45
(4.2%	)	15.2%	33.5%	(43.5%	)	15.6%	(0.8%	)	13.3%	28.0%	(43.6%	)	(0.2%	)
0.7%		1.0%	1.2%	0.8%		0.8%	2.1%		1.6%	2.1%	2.4%		1.7%

$3,420		$4,940	$5,351	$4,582		$8,135	$1,239		$1,549	$2,068	$1,872		$4,705
223		311	382	435		434	102		126	189	218		308
$15.34		$16.07	$14.00	$10.53		$18.71	$12.20		$12.35	$10.94	$8.58		$15.29
(4.6%	)	14.8%	33.0%	(43.7%	)	15.2%	(1.2%	)	12.8%	27.5%	(43.9%	)	(0.6%	)
0.7%		1.0%	1.1%	0.8%		0.8%	2.1%		1.4%	2.0%	2.0%		1.6%

$44,292		$53,729	$52,338	$40,548		$70,070	$19,218		$22,778	$22,320	$18,960		$36,726
2,862		3,316	3,711	3,831		3,719	1,599		1,848	2,044	2,217		2,414
$15.48		$16.21	$14.10	$10.59		$18.81	$12.19		$12.32	$10.91	$8.55		$15.22
(4.5%	)	14.9%	33.1%	(43.7%	)	15.3%	(1.1%	)	12.9%	27.6%	(43.8%	)	(0.5%	)
0.7%		1.0%	1.2%	0.8%		0.8%	2.1%		1.6%	2.1%	2.2%		1.7%

$2,695		$1,932	$283	$—		$—	$679		$265	$97	$—		$—
216		148	24	—		—	55		19	9	—		—
$12.44		$13.01	$11.31	$—		$—	$12.38		$12.50	$11.06	$—		$—
(4.4%	)	15.0%	13.1%	—		—	(1.0%	)	13.0%	10.6%	—		—
0.9%		1.6%	2.9%	—		—	2.9%		2.3%	8.0%	—		—

$7,034		$4,822	$1,095	$—		$—	$1,625		$1,052	$423	$—		$—
565		370	95	—		—	137		87	40	—		—
$12.48		$13.01	$11.28	$—		$—	$11.95		$12.03	$10.61	$—		$—
(4.1%	)	15.4%	12.8%	—		—	(0.7%	)	13.4%	6.1%	—		—
0.9%		1.4%	5.2%	—		—	2.7%		2.1%	10.2%	—		—

$5,340		$3,274	$577	$—		$—	$1,991		$1,359	$310	$—		$—
427		254	50	—		—	163		109	28	—		—
$12.30		$12.87	$11.19	$—		$—	$12.22		$12.35	$10.92	$—		$—
(4.4%	)	15.0%	11.9%	—		—	(1.0%	)	13.0%	9.2%	—		—
0.9%		1.6%	4.4%	—		—	2.7%		2.2%	9.0%	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Fidelity® VIP Mid Cap— Service Class 2
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$56,853		$67,432	$51,010	$38,384		$72,917
Units Outstanding	3,095		3,189	3,057	3,172		3,593
Variable Accumulation Unit Value	$18.37		$21.14	$16.68	$12.10		$20.32
Total Return	(13.1%	)	26.8%	37.8%	(40.4%	)	13.7%
Investment Income Ratio	—		0.1%	0.5%	0.2%		0.5%
Series II Policies (b)
Net Assets	$2,990		$4,053	$3,429	$2,286		$3,433
Units Outstanding	181		216	230	211		188
Variable Accumulation Unit Value	$16.57		$18.88	$14.91	$10.84		$18.22
Total Return	(12.2%	)	26.6%	37.6%	(40.5%	)	13.6%
Investment Income Ratio	—		0.1%	0.5%	0.2%		0.4%
Series III Policies (c)
Net Assets	$28,125		$40,449	$32,851	$25,689		$49,973
Units Outstanding	1,543		1,947	2,000	2,150		2,493
Variable Accumulation Unit Value	$18.23		$20.78	$16.42	$11.94		$20.09
Total Return	(12.3%	)	26.5%	37.5%	(40.6%	)	13.5%
Investment Income Ratio	—		0.1%	0.5%	0.2%		0.5%
Series IV Policies (d)
Net Assets	$38,750		$50,952	$42,513	$32,704		$54,914
Units Outstanding	2,069		2,389	2,524	2,670		2,671
Variable Accumulation Unit Value	$18.75		$21.34	$16.84	$12.23		$20.54
Total Return	(12.1%	)	26.7%	37.7%	(40.5%	)	13.7%
Investment Income Ratio	—		0.1%	0.5%	0.2%		0.5%
Series V Policies (e)
Net Assets	$1,477		$2,452	$2,144	$1,508		$2,554
Units Outstanding	86		125	138	133		134
Variable Accumulation Unit Value	$17.13		$19.57	$15.51	$11.30		$19.07
Total Return	(12.5%	)	26.2%	37.2%	(40.7%	)	13.2%
Investment Income Ratio	—		0.1%	0.5%	0.2%		0.5%
Series VI Policies (f)
Net Assets	$23,329		$30,024	$25,276	$20,530		$34,658
Units Outstanding	1,273		1,434	1,526	1,704		1,707
Variable Accumulation Unit Value	18.33		$20.92	$16.56	$12.06		$20.32
Total Return	(12.4%	)	26.3%	37.3%	(40.7%	)	13.3%
Investment Income Ratio	—		0.1%	0.5%	0.2%		0.5%
Series VII Policies (g)
Net Assets	$2,283		$1,973	$202	$—		$—
Units Outstanding	180		135	16	—		—
Variable Accumulation Unit Value	$12.67		$14.45	$11.43	$—		$—
Total Return	(12.3%	)	26.5%	14.3%	—		—
Investment Income Ratio	—		0.2%	1.7%	—		—
Series VIII Policies (h)
Net Assets	$6,226		$4,556	$749	$—		$—
Units Outstanding	497		316	66	—		—
Variable Accumulation Unit Value	$12.53		$14.25	$11.23	$—		$—
Total Return	(12.0%	)	26.8%	12.3%	—		—
Investment Income Ratio	—		0.2%	1.8%	—		—
Series IX Policies (i)
Net Assets	$4,542		$3,224	$440	$—		$—
Units Outstanding	367		227	39	—		—
Variable Accumulation Unit Value	$12.36		$14.09	$11.14	$—		$—
Total Return	(12.3%	)	26.5%	11.4%	—		—
Investment Income Ratio	—		0.2%	1.6%	—		—
Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

Janus Aspen Balanced Portfolio— Service Shares							Janus Aspen Worldwide Portfolio— Service Shares
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$34,438		$32,172	$26,614	$19,904		$22,049	$7,691		$9,028	$7,430	$4,973		$8,450
2,249		2,084	1,837	1,704		1,561	699		693	649	589		545
$15.31		$15.43	$14.47	$11.69		$14.12	$11.00		$13.03	$11.44	$8.44		$15.51
(0.8%	)	6.6%	23.8%	(17.2%	)	8.8%	(15.6%	)	13.9%	35.5%	(45.6%	)	7.8%
2.2%		2.6%	2.8%	2.5%		2.3%	0.5%		0.5%	1.3%	1.1%		0.6%

$3,642		$4,335	$4,053	$3,114		$2,486	$638		$853	$799	$513		$871
262		311	310	295		193	69		78	83	72		67
$13.90		$13.93	$13.08	$10.58		$12.80	$9.23		$10.90	$9.59	$7.08		$13.04
(0.2%	)	6.5%	23.7%	(17.4%	)	8.6%	(15.3%	)	13.7%	35.3%	(45.7%	)	7.7%
2.1%		2.6%	2.8%	2.7%		2.7%	0.5%		0.5%	1.3%	1.1%		0.8%

$29,280		$31,847	$30,494	$25,671		$32,202	$5,414		$7,549	$7,166	$5,106		$10,031
1,921		2,083	2,122	2,208		2,287	501		592	638	613		669
$15.25		$15.29	$14.37	$11.62		$14.07	$10.80		$12.76	$11.22	$8.30		$15.28
(0.3%	)	6.4%	23.6%	(17.4%	)	8.5%	(15.4%	)	13.7%	35.2%	(45.7%	)	7.6%
2.1%		2.6%	2.8%	2.4%		2.3%	0.4%		0.5%	1.3%	1.0%		0.6%

$35,734		$41,513	$40,440	$33,375		$37,642	$7,236		$9,644	$9,118	$6,487		$11,313
2,327		2,701	2,803	2,864		2,668	662		748	806	773		734
$15.35		$15.37	$14.42	$11.65		$14.09	$10.93		$12.89	$11.32	$8.36		$15.37
(0.1%	)	6.6%	23.8%	(17.3%	)	8.7%	(15.2%	)	13.9%	35.4%	(45.6%	)	7.8%
2.0%		2.5%	2.8%	2.5%		2.3%	0.5%		0.5%	1.3%	1.0%		0.6%

$1,905		$2,633	$3,316	$2,927		$3,807	$261		$408	$383	$250		$480
128		176	236	257		275	25		33	35	31		32
$14.85		$14.93	$14.06	$11.41		$13.84	$10.46		$12.39	$10.92	$8.10		$14.95
(0.5%	)	6.1%	23.3%	(17.6%	)	8.3%	(15.6%	)	13.4%	34.9%	(45.8%	)	7.4%
2.1%		2.4%	2.8%	2.4%		2.4%	0.4%		0.5%	1.3%	1.0%		0.5%

$22,213		$24,312	$23,029	$18,410		$20,698	$4,099		$5,340	$5,088	$3,831		$6,671
1,483		1,617	1,627	1,606		1,488	391		431	466	468		448
$14.98		$15.04	$14.15	$11.47		$13.91	$10.47		$12.39	$10.92	$8.09		$14.91
(0.4%	)	6.2%	23.4%	(17.5%	)	8.4%	(15.5%	)	13.5%	35.0%	(45.8%	)	7.5%
2.1%		2.5%	2.8%	2.5%		2.3%	0.5%		0.5%	1.3%	1.0%		0.6%

$1,808		$1,089	$162	$—		$—	$410		$323	$65	$—		$—
157		94	15	—		—	40		27	6	—		—
$11.50		$11.54	$10.85	$—		$—	$10.24		$12.11	$10.66	$—		$—
(0.3%	)	6.4%	8.5%	—		—	(15.4%	)	13.6%	6.6%	—		—
2.5%		3.5%	5.0%	—		—	0.6%		0.6%	3.4%	—		—

$9,085		$4,935	$950	$—		$—	$782		$603	$170	$—		$—
784		424	87	—		—	74		48	14	—		—
$11.58		$11.58	$10.86	$—		$—	$10.65		$12.55	$11.01	$—		$—
—		6.7%	8.6%	—		—	(15.1%	)	14.0%	10.1%	—		—
2.3%		3.2%	5.6%	—		—	0.5%		0.5%	1.8%	—		—

$10,075		$5,368	$449	$—		$—	$635		$550	$127	$—		$—
878		465	42	—		—	61		45	12	—		—
$11.47		$11.50	$10.82	$—		$—	$10.35		$12.23	$10.76	$—		$—
(0.3%	)	6.4%	8.2%	—		—	(15.4%	)	13.6%	7.6%	—		—
2.2%		3.4%	5.6%	—		—	0.5%		0.6%	3.5%	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MFS® Investors Trust Series— Service Class
	2011		2010	2009		2008		2007

Series I Policies (a)
Net Assets	$1,732		$1,813	$1,581		$1,240		$1,576
Units Outstanding	133		133	127		124		104
Variable Accumulation Unit Value	$13.02		$13.60	$12.44		$9.97		$15.14
Total Return	(4.3%	)	9.3%	24.8%		(34.2%	)	8.5%
Investment Income Ratio	0.7%		1.0%	1.3%		0.5%		0.6%
Series II Policies (b)
Net Assets	$90		$96	$118		$115		$94
Units Outstanding	8		8	11		14		7
Variable Accumulation Unit Value	$11.07		$11.53	$10.56		$8.47		$12.89
Total Return	(3.9%	)	9.2%	24.6%		(34.3%	)	8.3%
Investment Income Ratio	0.8%		1.0%	1.3%		0.4%		0.5%
Series III Policies (c)
Net Assets	$1,717		$1,986	$2,069		$1,517		$2,159
Units Outstanding	132		147	167		153		143
Variable Accumulation Unit Value	$12.97		$13.50	$12.37		$9.93		$15.12
Total Return	(4.0%	)	9.1%	24.5%		(34.3%	)	8.2%
Investment Income Ratio	0.7%		1.0%	1.3%		0.5%		0.6%
Series IV Policies (d)
Net Assets	$1,951		$2,346	$2,205		$1,724		$2,583
Units Outstanding	148		171	176		172		168
Variable Accumulation Unit Value	$13.16		$13.69	$12.52		$10.04		$15.26
Total Return	(3.8%	)	9.3%	24.7%		(34.2%	)	8.4%
Investment Income Ratio	0.7%		1.0%	1.3%		0.5%		0.6%
Series V Policies (e)
Net Assets	$74		$81	$79		$135		$156
Units Outstanding	6		6	7		14		10
Variable Accumulation Unit Value	$12.69		$13.25	$12.17		$9.79		$14.95
Total Return	(4.2%	)	8.8%	24.2%		(34.5%	)	8.0%
Investment Income Ratio	0.7%		1.0%	1.9%		0.4%		0.7%
Series VI Policies (f)
Net Assets	$982		$1,205	$1,151		$894		$1,458
Units Outstanding	77		91	94		91		97
Variable Accumulation Unit Value	$12.74		$13.29	$12.19		$9.81		$14.95
Total Return	(4.1%	)	9.0%	24.4%		(34.4%	)	8.1%
Investment Income Ratio	0.8%		1.0%	1.3%		0.5%		0.6%
Series VII Policies (g)
Net Assets	$14		$—	$—		$—		$—
Units Outstanding	1		—	—		—		—
Variable Accumulation Unit Value	$9.93		$10.34	$10.00		$—		$—
Total Return	(0.7%	)	—	—		—		—
Investment Income Ratio	0.9%		—	—		—		—
Series VIII Policies (h)
Net Assets	$142		$71	$38		$—		$—
Units Outstanding	12		6	4		—		—
Variable Accumulation Unit Value	$11.49		$11.93	$10.91		$—		$—
Total Return	(3.7%	)	9.4%	9.1%		—		—
Investment Income Ratio	0.7%		0.9%	—		—		—
Series IX Policies (i)
Net Assets	$34		$30	$1		$—		$—
Units Outstanding	3		3	—		—		—
Variable Accumulation Unit Value	$10.37		$10.81	$9.91		$—		$—
Total Return	(4.0%	)	9.1%	(0.9%	)	—		—
Investment Income Ratio	0.6%		0.6%	—		—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MFS® Research Series— Service Class							MFS® Utilities Series— Service Class
2011		2010	2009	2008		2007	2011	2010	2009	2008		2007

$2,122		$2,224	$1,919	$1,431		$2,305	$132,838	$129,257	$117,441	$94,366		$170,943
146		150	147	141		143	5,507	5,551	5,653	5,947		6,591
$14.52		$14.84	$13.01	$10.14		$16.13	$24.12	$23.28	$20.80	$15.88		$25.89
(2.2%	)	14.0%	28.4%	(37.1%	)	11.4%	3.6%	11.9%	31.0%	(38.7%	)	25.8%
0.6%		0.7%	1.1%	0.3%		0.5%	3.0%	3.0%	4.6%	1.3%		0.8%

$83		$98	$100	$90		$168	$9,491	$10,529	$10,910	$8,589		$15,026
7		8	10	11		13	437	510	589	606		645
$11.64		$11.90	$10.45	$8.15		$12.99	$21.72	$20.71	$18.53	$14.17		$23.13
(2.2%	)	13.9%	28.2%	(37.2%	)	11.2%	4.9%	11.8%	30.8%	(38.8%	)	25.6%
0.6%		0.7%	1.4%	0.3%		0.3%	3.0%	3.1%	4.5%	1.3%		0.6%

$1,762		$2,026	$2,130	$1,810		$2,844	$70,764	$77,660	$79,800	$66,723		$124,909
124		139	167	182		178	2,791	3,211	3,686	4,026		4,601
$14.20		$14.53	$12.77	$9.96		$15.88	$25.36	$24.20	$21.66	$16.57		$27.07
(2.3%	)	13.8%	28.1%	(37.3%	)	11.1%	4.8%	11.7%	30.8%	(38.8%	)	25.5%
0.6%		0.7%	1.2%	0.3%		0.5%	2.9%	3.1%	4.6%	1.3%		0.7%

$1,823		$2,235	$2,301	$1,774		$2,931	$83,514	$87,555	$83,066	$64,814		$110,284
129		155	182	178		186	3,241	3,569	3,783	3,866		4,026
$14.12		$14.43	$12.66	$9.86		$15.70	$25.78	$24.56	$21.95	$16.76		$27.34
(2.1%	)	14.0%	28.3%	(37.2%	)	11.3%	5.0%	11.9%	31.0%	(38.7%	)	25.7%
0.6%		0.7%	1.1%	0.3%		0.5%	2.9%	3.0%	4.6%	1.3%		0.7%

$114		$144	$134	$107		$135	$4,075	$4,608	$5,451	$4,837		$8,806
8		10	11	11		9	163	195	253	293		326
$14.05		$14.42	$12.70	$9.94		$15.88	$25.06	$23.97	$21.51	$16.49		$27.01
(2.5%	)	13.5%	27.8%	(37.4%	)	10.9%	4.6%	11.4%	30.4%	(39.0%	)	25.2%
0.6%		0.7%	1.1%	0.2%		0.5%	2.9%	3.2%	4.6%	1.3%		0.7%

$1,276		$1,475	$1,417	$1,355		$2,223	$65,428	$68,860	$69,678	$60,416		$103,710
89		101	110	135		139	2,616	2,882	3,250	3,679		3,855
$14.27		$14.62	$12.87	$10.06		$16.06	$25.02	$23.91	$21.43	$16.42		$26.86
(2.4%	)	13.6%	27.9%	(37.4%	)	11.0%	4.7%	11.5%	30.6%	(38.9%	)	25.3%
0.6%		0.8%	1.3%	0.3%		0.5%	2.9%	3.0%	4.7%	1.3%		0.7%

$66		$7	$2	$—		$—	$5,824	$2,514	$526	$—		$—
5		1	—	—		—	446	202	47	—		—
$11.94		$12.23	$10.75	$—		$—	$13.04	$12.45	$11.15	$—		$—
(2.3%	)	13.8%	7.5%	—		—	4.8%	11.7%	11.5%	—		—
1.0%		0.8%	—	—		—	3.5%	2.3%	—	—		—

$205		$86	$33	$—		$—	$10,674	$5,942	$1,090	$—		$—
17		7	3	—		—	799	467	91	—		—
$12.38		$12.63	$11.07	$—		$—	$13.33	$12.68	$11.33	$—		$—
(2.0%	)	14.1%	10.7%	—		—	5.1%	12.0%	13.3%	—		—
0.8%		0.6%	—	—		—	3.0%	2.2%	—	—		—

$114		$22	$1	$—		$—	$10,164	$5,238	$975	$—		$—
9		2	—	—		—	776	418	83	—		—
$12.43		$12.73	$11.19	$—		$—	$13.10	$12.50	$11.20	$—		$—
(2.3%	)	13.8%	11.9%	—		—	4.8%	11.7%	12.0%	—		—
0.8%		0.2%	—	—		—	3.2%	2.5%	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$9,043		$8,843	$6,345	$5,562		$9,826
Units Outstanding	530		508	463	525		514
Variable Accumulation Unit Value	$17.06		$17.40	$13.70	$10.58		$18.99
Total Return	(1.9%	)	27.0%	29.5%	(44.3%	)	20.5%
Investment Income Ratio	—		—	—	—		—
Series II Policies (b)
Net Assets	$447		$455	$415	$345		$777
Units Outstanding	31		31	36	38		47
Variable Accumulation Unit Value	$14.55		$14.74	$11.63	$8.99		$16.17
Total Return	(1.3%	)	26.8%	29.3%	(44.4%	)	20.3%
Investment Income Ratio	—		—	—	—		—
Series III Policies (c)
Net Assets	$5,681		$6,544	$4,630	$4,013		$8,100
Units Outstanding	333		379	340	381		427
Variable Accumulation Unit Value	$17.04		$17.26	$13.63	$10.54		$18.96
Total Return	(1.3%	)	26.7%	29.3%	(44.4%	)	20.3%
Investment Income Ratio	—		—	—	—		—
Series IV Policies (d)
Net Assets	$6,719		$7,736	$6,409	$5,319		$8,821
Units Outstanding	378		431	452	486		447
Variable Accumulation Unit Value	$17.77		$17.98	$14.17	$10.95		$19.67
Total Return	(1.2%	)	26.9%	29.5%	(44.3%	)	20.4%
Investment Income Ratio	—		—	—	—		—
Series V Policies (e)
Net Assets	$504		$466	$365	$488		$548
Units Outstanding	30		27	27	46		29
Variable Accumulation Unit Value	$16.92		$17.19	$13.60	$10.55		$19.02
Total Return	(1.6%	)	26.4%	28.9%	(44.6%	)	20.0%
Investment Income Ratio	—		—	—	—		—
Series VI Policies (f)
Net Assets	$5,697		$5,699	$4,266	$3,685		$7,017
Units Outstanding	325		329	312	348		367
Variable Accumulation Unit Value	$17.06		$17.32	$13.69	$10.60		$19.11
Total Return	(1.5%	)	26.5%	29.1%	(44.5%	)	20.1%
Investment Income Ratio	—		—	—	—		—
Series VII Policies (g)
Net Assets	$438		$77	$17	$—		$—
Units Outstanding	32		6	2	—		—
Variable Accumulation Unit Value	$13.77		$13.97	$11.03	$—		$—
Total Return	(1.4%	)	26.6%	10.3%	—		—
Investment Income Ratio	—		—	—	—		—
Series VIII Policies (h)
Net Assets	$786		$437	$93	$—		$—
Units Outstanding	55		29	8	—		—
Variable Accumulation Unit Value	$14.72		$14.89	$11.72	$—		$—
Total Return	(1.1%	)	27.0%	17.2%	—		—
Investment Income Ratio	—		—	—	—		—
Series IX Policies (i)
Net Assets	$1,022		$654	$152	$—		$—
Units Outstanding	73		46	14	—		—
Variable Accumulation Unit Value	$14.02		$14.22	$11.23	$—		$—
Total Return	(1.4%	)	26.6%	12.3%	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

PIMCO Real Return Portfolio— Advisor Class		T. Rowe Price Equity Income Portfolio—II
2011	2010	2011		2010	2009	2008		2007

$25,890	$9,161	$31,069		$31,452	$27,089	$21,806		$34,245
2,288	888	2,364		2,326	2,267	2,256		2,224
$11.31	$10.30	$13.15		$13.51	$11.94	$9.67		$15.39
9.8%	3.0%	(2.7%	)	13.1%	23.5%	(37.2%	)	1.6%
1.8%	1.1%	1.5%		1.7%	1.7%	2.2%		1.5%

$3,364	$1,257	$2,572		$3,052	$3,121	$2,843		$4,607
298	124	242		279	323	362		368
$11.30	$10.29	$10.65		$10.93	$9.67	$7.84		$12.50
9.9%	2.9%	(2.5%	)	13.0%	23.3%	(37.2%	)	1.4%
1.7%	1.1%	1.5%		1.6%	1.7%	2.2%		1.6%

$16,385	$5,078	$26,189		$30,483	$29,592	$26,044		$47,651
1,445	494	2,025		2,295	2,518	2,730		3,138
$11.29	$10.28	$12.94		$13.28	$11.76	$9.54		$15.21
9.8%	2.8%	(2.6%	)	12.9%	23.3%	(37.3%	)	1.4%
1.5%	1.1%	1.4%		1.6%	1.7%	2.1%		1.5%

$16,681	$9,685	$42,380		$50,751	$47,933	$42,899		$75,255
1,472	941	3,219		3,760	4,016	4,437		4,884
$11.32	$10.29	$13.17		$13.50	$11.94	$9.67		$15.39
10.0%	2.9%	(2.4%	)	13.1%	23.4%	(37.2%	)	1.5%
1.7%	1.1%	1.4%		1.6%	1.7%	2.1%		1.5%

$—	$—	$2,427		$3,140	$3,793	$3,720		$7,212
—	—	192		241	328	396		479
$—	$—	$12.65		$13.01	$11.55	$9.40		$15.02
—	—	(2.8%	)	12.6%	23.0%	(37.4%	)	1.1%
—	—	1.4%		1.6%	1.7%	2.1%		1.5%

$13,205	$6,156	$27,439		$32,716	$31,722	$27,582		$49,094
1,142	600	2,147		2,490	2,718	2,914		3,245
$11.26	$10.27	$12.78		$13.14	$11.65	$9.47		$15.12
9.6%	2.7%	(2.7%	)	12.8%	23.1%	(37.4%	)	1.2%
1.7%	1.1%	1.4%		1.6%	1.7%	2.1%		1.5%

$8,975	$2,172	$1,809		$655	$116	$—		$—
794	210	149		49	10	—		—
$11.28	$10.28	$12.17		$12.50	$11.08	$—		$—
9.8%	2.8%	(2.6%	)	12.9%	10.8%	—		—
1.7%	1.1%	1.8%		1.9%	2.2%	—		—

$11,795	$2,707	$4,118		$2,418	$286	$—		$—
1,037	259	342		195	26	—		—
$11.34	$10.30	$12.02		$12.31	$10.88	$—		$—
10.1%	3.0%	(2.3%	)	13.2%	8.8%	—		—
1.6%	1.1%	1.6%		2.0%	2.2%	—		—

$12,262	$3,238	$2,822		$1,796	$264	$—		$—
1,086	315	234		143	24	—		—
$11.28	$10.28	$12.06		$12.38	$10.97	$—		$—
9.8%	2.8%	(2.6%	)	12.9%	9.7%	—		—
1.6%	1.1%	1.6%		1.9%	2.4%	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	UIF Emerging Markets Equity Portfolio— Class II
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$29,011		$35,319	$27,625	$14,097		$28,552
Units Outstanding	1,068		1,024	939	803		691
Variable Accumulation Unit Value	$27.17		$34.49	$29.40	$17.53		$41.09
Total Return	(21.2%	)	17.3%	67.8%	(57.3%	)	38.5%
Investment Income Ratio	0.4%		0.6%	—	—		0.4%
Series II Policies (b)
Net Assets	$2,348		$3,281	$3,418	$1,783		$3,758
Units Outstanding	135		152	185	161		141
Variable Accumulation Unit Value	$17.66		$21.93	$18.73	$11.18		$26.25
Total Return	(19.5%	)	17.1%	67.5%	(57.4%	)	38.3%
Investment Income Ratio	0.4%		0.6%	—	—		0.4%
Series III Policies (c)
Net Assets	$21,824		$32,079	$28,342	$15,977		$37,274
Units Outstanding	830		980	1,016	958		950
Variable Accumulation Unit Value	$26.35		$32.75	$27.97	$16.71		$39.25
Total Return	(19.5%	)	17.1%	67.4%	(57.4%	)	38.2%
Investment Income Ratio	0.3%		0.6%	—	—		0.4%
Series IV Policies (d)
Net Assets	$27,145		$40,693	$36,128	$19,790		$46,863
Units Outstanding	986		1,190	1,238	1,137		1,145
Variable Accumulation Unit Value	$27.57		$34.22	$29.19	$17.41		$40.83
Total Return	(19.4%	)	17.2%	67.7%	(57.4%	)	38.4%
Investment Income Ratio	0.3%		0.6%	—	—		0.4%
Series V Policies (e)
Net Assets	$1,077		$1,927	$1,592	$785		$1,635
Units Outstanding	52		73	77	60		53
Variable Accumulation Unit Value	$20.66		$25.73	$22.04	$13.20		$31.08
Total Return	(19.7%	)	16.8%	67.0%	(57.5%	)	37.9%
Investment Income Ratio	0.4%		0.6%	—	—		0.4%
Series VI Policies (f)
Net Assets	$17,886		$27,479	$26,659	$14,671		$34,141
Units Outstanding	685		845	958	879		870
Variable Accumulation Unit Value	$26.13		$32.52	$27.83	$16.65		$39.16
Total Return	(19.7%	)	16.9%	67.2%	(57.5%	)	38.0%
Investment Income Ratio	0.3%		0.6%	—	—		0.4%
Series VII Policies (g)
Net Assets	$1,327		$1,100	$261	$—		$—
Units Outstanding	117		78	22	—		—
Variable Accumulation Unit Value	$11.33		$14.09	$12.05	$—		$—
Total Return	(19.6%	)	17.0%	20.5%	—		—
Investment Income Ratio	0.5%		0.5%	—	—		—
Series VIII Policies (h)
Net Assets	$3,860		$3,403	$720	$—		$—
Units Outstanding	359		253	61	—		—
Variable Accumulation Unit Value	$10.76		$13.34	$11.36	$—		$—
Total Return	(19.3%	)	17.4%	13.6%	—		—
Investment Income Ratio	0.4%		0.6%	—	—		—
Series IX Policies (i)
Net Assets	$2,686		$2,502	$454	$—		$—
Units Outstanding	249		187	39	—		—
Variable Accumulation Unit Value	$10.78		$13.41	$11.46	$—		$—
Total Return	(19.6%	)	17.0%	14.6%	—		—
Investment Income Ratio	0.4%		0.6%	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

Victory VIF Diversified Stock— Class A Shares
2011		2010	2009	2008		2007

$4,872		$6,171	$6,156	$5,067		$7,960
428		497	550	567		545
$11.40		$12.40	$11.20	$8.94		$14.59
(8.1%	)	10.8%	25.3%	(38.7%	)	8.4%
0.6%		0.7%	0.8%	0.8%		0.6%

$1,013		$1,116	$1,033	$608		$743
101		102	104	77		57
$10.04		$10.94	$9.89	$7.91		$12.93
(8.3%	)	10.6%	25.1%	(38.8%	)	8.3%
0.7%		0.7%	0.8%	0.8%		0.6%

$2,325		$3,052	$3,165	$2,858		$4,571
209		252	288	324		319
$11.12		$12.13	$10.97	$8.77		$14.35
(8.3%	)	10.6%	25.0%	(38.9%	)	8.2%
0.6%		0.7%	0.8%	0.8%		0.7%

$6,276		$7,944	$7,074	$5,571		$7,803
568		660	651	642		550
$11.06		$12.04	$10.87	$8.68		$14.18
(8.2%	)	10.7%	25.2%	(38.8%	)	8.4%
0.6%		0.7%	0.8%	0.8%		0.6%

$393		$488	$630	$537		$617
37		42	59	63		44
$10.70		$11.70	$10.61	$8.51		$13.95
(8.5%	)	10.3%	24.7%	(39.0%	)	7.9%
0.7%		0.7%	0.8%	0.8%		0.7%

$1,766		$2,085	$2,629	$2,559		$3,864
161		173	242	294		270
$11.00		$12.01	$10.88	$8.71		$14.27
(8.4%	)	10.4%	24.9%	(38.9%	)	8.0%
0.6%		0.7%	0.8%	0.8%		0.7%

$81		$89	$8	$—		$—
8		8	1	—		—
$10.37		$11.32	$10.24	$—		$—
(8.3%	)	10.5%	2.4%	—		—
0.6%		0.9%	0.9%	—		—

$351		$344	$49	$—		$—
32		29	5	—		—
$11.00		$11.97	$10.80	$—		$—
(8.1%	)	10.8%	8.0%	—		—
0.6%		0.8%	1.0%	—		—

$214		$153	$19	$—		$—
19		13	2	—		—
$11.16		$12.17	$11.02	$—		$—
(8.3%	)	10.5%	10.2%	—		—
0.7%		1.0%	1.1%	—		—

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of New York Life Insurance and Annuity Corporation

and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account—III as of December 31, 2011, the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as “financial statements”) are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments by correspondence with the custodian at December 31, 2011, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 17, 2012

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED FINANCIAL STATEMENTS

(GAAP Basis)

December 31, 2011 and 2010

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED BALANCE SHEET

	December 31,
	2011	2010
	(In millions)
ASSETS
Fixed maturities, at fair value
Available-for-sale (includes securities pledged as collateral that can be sold or repledged of $452 in 2011 and 2010)	$69,692	$64,295
Trading securities	147	96
Equity securities, at fair value
Available-for-sale	177	23
Trading securities	2	3
Mortgage loans, net of allowances	7,152	5,805
Policy loans	848	822
Securities purchased under agreements to resell	90	146
Investments in affiliates	1,637	1,047
Other investments	1,230	1,159

Total investments	80,975	73,396
Cash and cash equivalents	520	761
Deferred policy acquisition costs	2,873	3,429
Interest in annuity contracts	5,720	5,454
Amounts recoverable from reinsurer
Affiliated	7,345	7,095
Unaffiliated	278	255
Other assets	1,233	1,121
Separate account assets	18,955	18,759

Total assets	$117,899	$110,270

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholders’ account balances	$63,049	$60,656
Future policy benefits	9,352	6,937
Policy claims	282	231
Obligations under structured settlement agreements	5,720	5,454
Amounts payable to reinsurer
Affiliated	6,389	6,148
Unaffiliated	41	37
Other liabilities	3,182	2,688
Separate account liabilities	18,955	18,759

Total liabilities	106,970	100,910

Stockholder’s Equity
Capital stock — par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Additional paid in capital	3,928	3,628
Accumulated other comprehensive income	1,904	1,000
Retained earnings	5,072	4,707

Total stockholder’s equity	10,929	9,360

Total liabilities and stockholder’s equity	$117,899	$110,270

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF INCOME

	Year Ended December 31,
	2011	2010	2009
	(In millions)
Revenues
Premiums	$2,427	$1,892	$1,797
Fees-universal life and annuity policies	838	731	635
Net investment income	3,597	3,567	3,265
Net investment (losses) gains
Total other-than-temporary impairments on fixed maturity securities	(122)	(172)	(397)
Total other-than-temporary impairments on fixed maturity securities recognized in accumulated other comprehensive income	14	57	241
All other net investment gains	93	124	71

Total net investment (losses) gains	(15)	9	(85)
Net revenue from reinsurance	82	218	145
Other income	55	47	41

Total revenues	6,984	6,464	5,798

Expenses
Interest credited to policyholders’ account balances	2,415	2,217	2,068
Increase in liabilities for future policy benefits	1,953	1,467	1,480
Policyholder benefits	867	674	502
Operating expenses	1,274	1,247	954

Total expenses	6,509	5,605	5,004

Income before income taxes	475	859	794
Income tax expense	110	208	260

Net income	$365	$651	$534

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF STOCKHOLDER’S EQUITY

Years Ended December 31, 2011, 2010 and 2009

(In millions)

			Accumulated Other Comprehensive Income (Loss)
	Capital Stock	Additional Paid In Capital	Net Unrealized Investment Gains (Losses)	Net Unrealized Gains (Losses) on Other-Than Temporarily Impaired Fixed Maturity Investments	Retained Earnings	Total Stockholder’s Equity
Balance at December 31, 2008	$25	$2,628	$(2,137)	$—	$3,474	$3,990
Cumulative effect of change in accounting principle, net of related offsets and income tax			(40)	(8)	48	—

Balance at January 1, 2009, as adjusted	$25	$2,628	$(2,177)	$(8)	$3,522	$3,990
Comprehensive income:
Net income					534	534
Other comprehensive income
Unrealized investment gains (losses), net of related offsets, reclassification adjustments and income taxes			2,360	(64)		2,296

Total comprehensive income						2,830
Capital Contribution		1,000				1,000

Balance at December 31, 2009	$25	$3,628	$183	$(72)	$4,056	$7,820
Comprehensive income:
Net income					651	651
Other comprehensive income
Unrealized investment gains, net of related offsets, reclassification adjustments and income taxes			875	14		889

Total comprehensive income						1,540

Balance at December 31, 2010	$25	$3,628	$1,058	$(58)	$4,707	$9,360
Comprehensive income:
Net income					365	365
Other comprehensive income
Unrealized investment gains, net of related offsets, reclassification adjustments and income taxes			901	3		904

Total comprehensive income						1,269
Capital Contribution		300				300

Balance at December 31, 2011	$25	$3,928	$1,959	$(55)	$5,072	$10,929

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF CASH FLOWS

	Year Ended December 31,
	2011	2010	2009
	(In millions)
Cash Flows from Operating Activities:
Net income	$365	$651	$534
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	11	(8)	(26)
Net capitalization of deferred policy acquisition costs	(23)	(83)	(403)
Universal life and annuity fees	(623)	(570)	(529)
Interest credited to policyholders’ account balances	2,415	2,217	2,068
Net investment losses (gains)	15	(9)	85
Equity in earnings of limited partnerships	6	(22)	(25)
Deferred income taxes	(138)	72	53
Net revenue from intercompany reinsurance	(1)	(1)	(35)
Net change in unearned revenue liability	25	36	42
Changes in:
Other assets and other liabilities	200	(225)	34
Reinsurance (payables) recoverables	(1)	(52)	12
Policy claims	51	(6)	44
Future policy benefits	1,955	1,476	1,482

Net cash provided by operating activities	4,257	3,476	3,336

Cash Flows from Investing Activities:
Proceeds from:
Sale of available-for-sale fixed maturities	16,284	22,448	19,475
Maturity of available-for-sale fixed maturities	2,504	1,573	1,176
Sale of equity securities	120	40	1,526
Repayment of mortgage loans	657	996	625
Sale of other investments	3,083	3,615	460
Sale of trading securities	35	22	16
Cost of:
Available-for-sale fixed maturities acquired	(21,514)	(29,262)	(31,579)
Equity securities acquired	(282)	(11)	(369)
Mortgage loans acquired	(2,010)	(1,055)	(803)
Acquisition of other investments	(3,873)	(3,854)	(966)
Acquisition of trading securities	(86)	(73)	—
Securities purchased under agreements to resell	56	26	13
Cash collateral (paid) received on derivatives	(10)	—	13
Policy loans (net)	(27)	(18)	(57)

Net cash used in investing activities	(5,063)	(5,553)	(10,470)

Cash Flows from Financing Activities:
Policyholders’ account balances:
Deposits	6,187	7,756	10,396
Withdrawals	(4,817)	(4,467)	(4,415)
Net transfers to the separate accounts	(806)	(567)	(29)
Decrease in loaned securities	—	—	(736)
Securities sold under agreements to repurchase (net)	(68)	(353)	499
Net (paydowns) proceeds from debt	(11)	(52)	65
Change in book and bank overdrafts	(12)	17	(22)
Cash collateral (paid) received on derivatives	(30)	14	79
Capital contribution from parent	123	—	877

Net cash provided by financing activities	566	2,348	6,714

Effect of exchange rate changes on cash and cash equivalents	(1)	3	—

Net (decrease) increase in cash and cash equivalents	(241)	274	(420)
Cash and cash equivalents, beginning of year	761	487	907

Cash and cash equivalents, end of year	$520	$761	$487

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(GAAP BASIS)

DECEMBER 31, 2011, 2010 AND 2009

NOTE 1 — NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (the “Company”), domiciled in the State of Delaware, is a direct, wholly owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its Insurance and Investment Groups. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through New York Life’s agency force with certain products also marketed through independent brokers and brokerage general agents.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the consolidation with majority owned and controlled limited liability companies, as well as a variable interest entity in which the Company is considered the primary beneficiary. All intercompany transactions have been reconciled in consolidation.

Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder’s equity as previously reported.

The Delaware State Insurance Department (“the Department”) recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware State Insurance Law. Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP (refer to Note 17 — Statutory Financial Information for further discussion).

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs (“DAC”) and related amortization; valuation of investments including derivatives and recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Investments

Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For a discussion on valuation methods for fixed maturity securities reported at fair value, refer to Note 15 — Fair Value Measurements. The amortized cost of fixed maturity securities is adjusted for amortization of premium and accretion of discounts. Interest income, as well as the related amortization of premium and accretion of discount, is included in net investment income in the accompanying Consolidated Statement of Income.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Unrealized gains and losses on available-for-sale securities are reported in net unrealized investment gains (losses) in accumulated other comprehensive income (“AOCI”), net of deferred taxes and related adjustments, in the accompanying Consolidated Balance Sheet. Unrealized gains and losses from fixed maturity investments classified as trading are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

Included within fixed maturity investments are mortgage-backed and asset-backed securities. Amortization of the premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above at date of acquisition), projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For mortgage-backed and asset-backed securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (i.e. interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

The cost basis of fixed maturity securities are adjusted for impairments in value deemed to be other-than-temporary, and a realized loss is recognized in net investment gains (losses) in the accompanying Consolidated Statement of Income. The new cost basis is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, impaired fixed maturity securities are accounted for as if purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Factors considered in evaluating whether a decline in value is other-than-temporary include: (i) whether the decline is substantial; (ii) the duration of time that the fair value has been less than cost; and (iii) the financial condition and near-term prospects of the issuer. Mortgage-backed and asset-backed securities rated below AA at acquisition, when the fair value is below amortized cost and there are negative changes in estimated future cash flows are deemed other-than-temporary impaired securities.

With respect to fixed maturities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. The entire difference between the fixed maturity security’s cost and its fair value is recognized in earnings only when either the Company (i) has the intent to sell the fixed maturity security or (ii) more likely than not will be required to sell the fixed maturity security before its anticipated recovery. If this condition does not exist, an OTTI would be recognized in earnings (“credit loss”) for the difference between the amortized cost basis of the fixed maturity and the present value of projected future cash flows expected to be collected. The difference between the fair value and the present value of projected future cash flows expected to be collected represents the portion of OTTI related to other-than credit factors (“non-credit loss”) and is recognized in other comprehensive income or loss (“OCI”). The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity prior to impairment.

The determination of cash flow estimates in the net present value is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults and recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

For the non-agency residential mortgage-backed security (“RMBS”) portfolio, the Company updates cash flow projections quarterly. The projections are determined for each security based upon the evaluation of prepayment, delinquency and default rates for the pool of mortgages collateralizing each security, and the projected impact on the course of future prepayments, defaults and loss in the pool of mortgages, but do not include market prices. As a result, forecasts may change from period to period and additional impairments may be recognized over time as a result of deterioration in the fundamentals of a particular security or group of securities and/or a continuation of heightened mortgage defaults for a period longer than the assumptions used in the previous forecasts. Both qualitative and quantitative factors are used in creating the Company’s non-agency RMBS cash flow models. As such, any estimate of impairments is subject to the inherent limitation on the Company’s ability to predict the aggregate course of future events. It should, therefore, be expected that actual losses may vary from any estimate and the Company may recognize additional OTTI.

Equity securities are carried at fair value. For a discussion on valuation methods for equity securities refer to Note 15 — Fair Value Measurements. Unrealized gains and losses on equity securities classified as available-for-sale are reflected in net unrealized investment gains or losses in AOCI, net of deferred taxes and related adjustments, in the accompanying Consolidated Balance Sheet. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment gains or losses in the accompanying Consolidated Statement of Income.

Factors considered in evaluating whether a decline in value of an available-for-sale equity security is other than temporary include: i) whether the decline is substantial; ii) the duration that the fair value has been less than cost; and iii) the financial condition and near-term prospects of the issuer. For equity securities, the Company also considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. When it is determined that a decline in value is other-than-temporary, the cost basis of the equity security is reduced to its fair value, with the associated realized loss reported in net investment gains or losses in the accompanying Consolidated Statement of Income. The new cost basis is not adjusted for subsequent increases in estimated fair value.

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Fair value of the collateral is updated triennially unless a more current appraisal is warranted. The Company also has a general valuation allowance for probable incurred but not specifically identified losses. The general valuation allowance is determined by applying a factor against the commercial and residential mortgage loan portfolios, excluding loans for which a specific allowance has already been recorded, to estimate potential losses in each portfolio. The general allowance factor for the commercial mortgage loan portfolio is based on the Company’s historical loss experience as well as industry data regarding commercial loan delinquency rates. The Company analyzes industry data regarding specific credit risk based on geographic locations and property types as well as probability of default, timing of default and loss severity for each loan in a given portfolio. The general allowance factor for the residential mortgage loan portfolio takes into account loan-to-value ratios (“LTV”) of the portfolio, as well as expected defaults and loss severity of loans deemed to be delinquent.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

For commercial and residential mortgage loans, the Company accrues interest income on loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. The Company places loans on non-accrual status and ceases to recognize interest income when management determines that collection of interest and repayment of principal is not probable. Any accrued, but uncollected, interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. A specific valuation allowance is established for mortgage loans restructured in a TDR for the excess carrying value of the mortgage loan over the estimated fair value of the collateral.

Policy loans are stated at the aggregate balance due. A valuation allowance is established for policy loan balances, including capitalized interest that exceeds the related policy’s cash surrender value.

Investment in Affiliates consists of the Company’s investment in the New York Life Short Term Fund (“STIF”) and The Madison Capital Funding LLC (“MCF”) Loan Agreement. For further discussion refer to Note 4 — Investments.

Other investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives (see discussion on Derivative Financial Instruments below), short-term investments, real estate and senior secured commercial loans. Investments in limited partnerships and limited liability companies are accounted for using the equity method of accounting. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are carried at fair value. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for other-than-temporary declines in fair value. Properties held-for-sale are carried at the lower of depreciated cost or fair value, less estimated selling costs and are not further depreciated once classified as such.

In many cases, limited partnerships and limited liability companies that the Company invests in qualify as investment companies and apply specialized accounting practices, which result in unrealized gains and losses being recorded in the accompanying Consolidated Statement of Income. The Company retains this specialized accounting practice in consolidation. For consolidated limited partnerships, the underlying investments, which may consist of various classes of assets, are aggregated and stated at fair value in other investments in the accompanying Consolidated Balance Sheet. For limited partnerships accounted for under the equity method, the unrealized gains and losses from the underlying investments are reported in net investment income in the accompanying Consolidated Statement of Income.

Senior secured commercial loans that management has the intent and ability to hold until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-off or loss reserve and net of any deferred fees on originated loans, or unamortized premiums or discounts on purchased loans. The Company assesses its loans on a monthly basis for collectability in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay and prevailing economic conditions. Specific loans are considered for impairment when it is probable that the Company will be unable to collect the scheduled payments of principal and interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status and the financial condition of the borrower. Impaired loan measurement may be based on the present value of expected future cash flows discounted at the loan’s measurement effective interest rate, at the loan’s observable market

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

price or the fair value of the collateral if the loan is collateral dependent. A loss reserve is established for the calculated impairment. A general valuation allowance for probable incurred but not specifically identified losses is determined for the remainder of the portfolio. These loans are assigned internal risk ratings and the Company utilizes a specific reserve percentage for each category of risk rating. The loss reserve rate is multiplied by outstanding debt in each related risk category to determine the general reserve on these loans.

Net investment gains or losses on sales are generally computed using the specific identification method.

Cash equivalents include investments that have remaining maturities of three months or less at date of purchase and are carried at fair value.

Derivative Financial Instruments

Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the characteristics of the transaction, including whether it has been designated and qualifies as part of a hedging relationship. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

To qualify as a hedge, the hedge relationship is designated and formally documented at inception by detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value, or cash flows, for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument are within 80% and 125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis in accordance with its risk management policy.

The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expired or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate. The Company continually assesses the credit standing of the derivative counterparty and if the counterparty is deemed to be no longer creditworthy, the hedge will no longer be effective. As a result, the Company will prospectively discontinue hedge accounting.

The Company receives collateral on derivative transactions, which is included in other liabilities in the accompanying Consolidated Balance Sheet, to mitigate its risk of loss (refer to Note 12 — Derivative Financial Instruments and Risk Management.

Fair Value Hedges

The Company designates and accounts for the following as fair value hedges when they have met the requirements of authoritative guidance related to derivatives and hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments and (ii) equity swaps to hedge the market price risk for common stock investments.

For fair value hedges, the Company generally uses a qualitative assessment to assess hedge effectiveness, which matches the critical terms of the derivative with the underlying hedged item. For fair value hedges of equity investments, the Company uses regression analysis, which measures the correlation to the equity exposure being hedged. For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment gains and losses, together with changes in the fair value of the related hedged item. The Company’s fair value hedges primarily hedge fixed maturity securities.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Cash Flow Hedges

The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of the authoritative guidance related to derivatives and hedging: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities and (iii) interest rate swaps to hedge the interest rate risk associated with forecasted transactions.

For cash flow hedges in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities and available-for-sale securities that are exposed to foreign exchange risk, the accounting treatment depends on the effectiveness of the hedge. To the extent the derivatives are effective in offsetting the variability of the hedged cash flows; changes in the derivatives’ fair value will not be included in current earnings but are reported in OCI. These changes in fair value will be included in net investment gains (losses) or net investment income of future periods when earnings are also affected by the variability of the hedged cash flows. For hedges of assets or liabilities that are subject to transaction gains and losses under the authoritative guidance related to foreign currency, the change in fair value relative to the change in spot rates during the reporting period is reclassified and reported with the transaction gain or loss of the asset or liability being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses).

The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. The Company uses either the short-cut method, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate.

For cash flow hedges of forecasted transactions, hedge accounting is discontinued when it is probable that a forecasted transaction will not occur. In these cases, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were in AOCI will be recognized immediately in net investment gains (losses). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the gains and losses that were accumulated in OCI will be recognized immediately in net investment gains (losses) and the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment gains (losses).

Embedded Derivatives

The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in earnings. In certain instances, the Company may elect to carry the entire contract on the balance sheet at fair value.

For further information on the Company’s derivative instruments and related hedged items and their effect on the Company’s financial position, financial performance and cash flows refer to Note 12 — Derivative Financial Instruments and Risk Management.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Variable Interest Entities (“VIEs”)

In the normal course of its investment activities, the Company enters into relationships with various special purpose entities (“SPEs”) and other entities that are deemed to be VIEs. A VIE is an entity that either (i) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control activities of the entity, the obligation to absorb the entity’s expected losses and the right to receive the entity’s expected residual returns) or (ii) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. If the Company determines that it is the VIE’s primary beneficiary, it is required to consolidate the VIE.

The Company is the primary beneficiary of a VIE if the Company has (i) the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and (ii) the obligation to absorb losses of or the right to receive benefits from the entity that could be potentially significant to the VIE. If both conditions are present, the Company is required to consolidate the VIE.

This authoritative guidance is deferred indefinitely for certain entities that have the attributes of investment companies, with the exception of securitizations, asset-backed financings, collateralized structure and former qualifying SPEs. In addition, entities are not eligible for the deferral if any obligation to fund losses or guarantee performance exists. In accordance with the deferral provisions, the Company is the primary beneficiary and is required to consolidate the VIE if it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns, or both.

Loaned Securities and Repurchase Agreements

The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties for the purpose of enhancing income on certain securities held. Securities loaned are treated as financing arrangements, and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. If foreign securities are loaned and the denomination of the collateral is other than the denomination of the currency of the loaned securities, then the initial required collateral is 105% of the face value. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary.

The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. Securities purchased under agreements to resell are treated as investing activities and are carried at fair value, including accrued interest. It is the Company’s policy to generally take possession, or control, of the securities purchased under these agreements to resell. However, for tri-party repurchase agreements, the Company’s designated custodian takes possession of the underlying collateral securities. Securities purchased under agreement to resell are reflected separately in the accompanying Consolidated Balance Sheet.

Under agreements to sell and repurchase securities, the Company obtains the use of funds from a broker for generally one month. Assets to be repurchased are the same, or substantially the same, as the assets transferred. Securities sold under agreements to repurchase are treated as financing arrangements. Collateral received is invested in short-term investments with an offsetting collateral liability. The liability is included in other liabilities in the accompanying Consolidated Balance Sheet.

The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Deferred Policy Acquisition Costs

The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts and certain agency expenses.

For universal life and deferred annuity contracts, such costs are amortized in proportion to estimated gross profits over the estimated effective life of those contracts. Changes in assumptions for all policies and contracts are reflected as retroactive adjustments in the current year’s amortization. For these contracts the carrying amount of DAC is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross margins or gross profits used to determine current period amortization. The increase or decrease in DAC, due to unrealized investment gains or losses, is recorded in OCI.

For single premium immediate annuities with life contingencies, all acquisition costs are charged to expense immediately because generally all premiums are received at the inception of the contract.

The Company assesses internal replacements to determine whether such modifications significantly change the contract terms. When the modification substantially changes the contract, DAC is written-off immediately through income and only new deferrable expenses associated with the replacements are deferred. DAC written-off at the date of lapse cannot be restored when a policy subsequently reinstates. If the contract modifications do not substantially change the contract, DAC amortization on the original policy will continue and any acquisition costs associated with the related modification are expensed.

Sales Inducements

For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder’s initial deposit and additional credits to the policyholder’s account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company also offers enhanced crediting rates on certain dollar cost averaging programs related to its deferred annuity products. The Company defers these aforementioned sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in other assets in the accompanying Consolidated Balance Sheet.

Intangible Assets

The Company holds an intangible asset with a finite life is amortized over its useful life. Intangible assets with a finite useful life are tested for impairment when facts and circumstances indicate that its carrying amount may not be recoverable, and an impairment loss is recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows attributable to the asset. The amount of the impairment loss to be recorded is calculated by the excess of the asset’s carrying value over its fair value.

Fair value is generally determined using discounted cash flow analysis using assumptions that a market participant would use.

All intangible assets are reported in other assets in the accompanying Consolidated Balance Sheet.

Policyholders’ Account Balances

The Company’s liability for policyholders’ account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

account balance. This liability also includes amounts that have been assessed to compensate the insurer for services to be performed over future periods, and the fair value of embedded derivatives in the above contracts (refer to Note 6 — Policyholders’ Liabilities).

Future Policy Benefits

The Company’s liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. For non-participating traditional life insurance and annuity products, expected mortality and lapse or surrender are generally based on the Company’s historical experience or standard industry tables including a provision for the risk of adverse deviation. Interest rate assumptions are based on factors such as market conditions and expected investment returns. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. If experience is less favorable than assumed and future losses are projected under loss recognition testing, then additional liabilities may be required, resulting in a charge to increase in liabilities for future policy benefits in the accompanying Consolidated Income Statement. The Company does not establish loss reserves until a loss has occurred.

The Company’s liability for future policy benefits also includes liabilities for guarantee benefits related to certain non-traditional long-duration life and annuity contracts, which are discussed more fully in Note 6 —  Policyholders’ Liabilities.

Policy Claims

The Company’s liability for policy claims includes a liability for unpaid claims and claim adjustment expenses. Unpaid claims and claim adjustment expenses include estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date.

Debt

Debt is generally carried at unpaid principal balance and is included in other liabilities in the accompanying Consolidated Balance Sheet. Refer to Note 15 – Fair Value Measurements for discussion on the fair value of debt.

Separate Account Assets and Liabilities

The Company has separate accounts, some of which are registered with the Securities and Exchange Commission (“SEC”) and others that are not registered with the SEC. The Company reports separately, as separate account assets and separate account liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The separate accounts have varying investment objectives, are segregated from the Company’s general account and are maintained for the benefit of separate account policyholders. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. All separate account assets are stated at fair value. The separate account liabilities represent the policyholders’ interest in the account, and include accumulated net investment income and realized and unrealized gains and losses on the assets.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

Other Assets and Other Liabilities

Other assets primarily consist of investment income due and accrued, receivables from affiliates and sales inducements. Other liabilities consist primarily of net deferred tax liabilities, collateral received on securities loaned and payables to affiliates.

Recognition of Insurance Income and Related Expenses

Premiums from annuity policies with life contingencies and from whole and term life policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note 6 — Policyholders’ Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

Amounts received under deferred annuity and universal life type contracts are reported as deposits to policyholders’ account balances (as discussed in Note 6 — Policyholders’ Liabilities). Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the accompanying Consolidated Statement of Income. In addition to fees, the Company earns investment income from the investment of policyholders’ deposits in the Company’s general account portfolio. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income over the period benefited, using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in-force and, for annuities, in relation to the amount of expected future benefit payments.

Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in Note 10 — Reinsurance. This net revenue adjustment excludes ceded universal life fees and ceded policyholder benefits, which are included on these respective lines in the accompanying Consolidated Statement of Income.

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets and liabilities are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared to each other. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

The authoritative guidance on income taxes requires an evaluation of the recoverability of deferred tax assets and establishment of a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance many factors are considered, including: (i) the nature of deferred tax assets and liabilities; (ii) whether they are ordinary or capital; (iii) in which tax jurisdictions they were generated and the timing of their reversal; (iv) taxable income in prior carry-back years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (v) the length of time that carryovers can be utilized in the various tax jurisdictions; (vi) any unique tax rules that would impact the utilization of the deferred tax assets; and (vii) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax liability is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable in the consolidated group. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within thirty days of the filing of the consolidated return.

In accordance with the authoritative guidance related to income taxes, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. The amount of tax benefit recognized for an uncertain tax position is the largest amount of benefit that is greater than fifty percent likely of being realized upon settlement. Unrecognized tax benefits are included within other liabilities and are charged to earnings in the period that such determination is made. The Company classifies interest and penalties related to tax uncertainties as income tax expense in the accompanying Consolidated Statement of Income.

Fair Value Measurements

For fair values of various assets and liabilities refer to Note 15 — Fair Value Measurements.

Business Risks and Uncertainties

In periods of extreme volatility and disruptions in the securities and credit markets and under certain interest rate scenarios, the Company could be subject to disintermediation risk and/or reduction in net interest spread or profit margins.

The Company’s investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, limited liability corporations, preferred and common stocks and equity real estate. The fair value of the Company’s investments varies depending on economic and market conditions and the interest rate environment. Furthermore, with respect to investments in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk, significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

Certain of these investments lack liquidity, such as privately placed fixed income securities, equity real estate and other limited partnership interests. The Company also holds certain investments in asset classes that are liquid but have been experiencing significant market fluctuations, such as mortgage-backed and other asset-backed securities. If the Company were to require significant amounts of cash on short notice in excess of cash on hand and its portfolio of liquid investments, the Company could have difficulty selling these investments in a timely manner, be forced to sell them for less than they otherwise would have been able to realize, or both.

In periods of high or increasing interest rates, life insurance policy loans and surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to suffer realized investment losses. In addition, when interest rates rise, the Company may face competitive pressure to increase crediting rates on certain insurance and annuity contracts, and such changes may occur more quickly than corresponding changes to the rates earned on the Company’s general account investments.

During periods of low or declining interest rates, the Company is contractually obligated to credit a fixed minimum rate of interest on almost all of its life insurance and annuity policies. Should yields on new investments decline to levels below these guaranteed minimum rates for a long enough period, the Company may be required to credit interest to policyholders at a higher rate than the rate of return the Company earns on its portfolio of investments supporting those products, thus generating losses.

Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no guarantee can be given that it will be successful in managing the effects of such volatility.

Issuers or borrowers whose securities or loans the Company holds, customers, trading counterparties, counterparties under swaps and other derivative contracts, reinsurers, clearing agents, exchanges, clearing houses and other financial intermediaries and guarantors may default on their obligations to us due to bankruptcy, insolvency, lack of liquidity, adverse economic conditions, operational failure, fraud or other reasons. In addition, the underlying collateral supporting the Company’s structured securities, including mortgage-backed securities, may deteriorate or default causing these structured securities to incur losses.

Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company’s products to refrain from new or additional investments, and may cause current customers to surrender or redeem their current products and investments.

Revenues of the Company’s variable products are, to a large extent, based on fees related to the value of assets under management (except for its Elite Annuity product, where future revenue is based on adjusted premium payments). Consequently, poor equity market performance reduces fee revenues. The level of assets under management could also be negatively affected by withdrawals or redemptions.

The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company establishes reserves for the expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Risk-Based Capital, or RBC, ratio is the primary measure by which regulators evaluate the capital adequacy of the Company. RBC is determined by statutory rules that consider risks related to the type and quality of invested assets, insurance-related risks associated with the Company’s products, interest rate risk and general business risks. Disruptions in the capital markets could increase equity and credit losses and reduce the Company’s statutory surplus and RBC ratio. To the extent the Company’s statutory capital resources are deemed to be insufficient to maintain a particular rating by one or more rating agencies, the Company may seek to improve its capital position, including through operational changes and potentially seeking capital from New York Life.

The Company faces significant competition.

The Company faces strong competition in its Insurance and Investment Group businesses. The Company’s ability to compete is based on a number of factors, including product features, investment performance, service, price, distribution capabilities, scale, commission structure, name recognition and financial strength ratings.

New York Life’s career agency force is the primary means by which it distributes life insurance products. In order to continue increasing life insurance sales, the Company must retain and attract additional productive career agents.

Rating agencies assign the Company financial strength/claims paying ability ratings, based on their evaluations of the Company’s ability to meet its financial obligations. These ratings indicate a rating agency’s view of an insurance company’s ability to meet its obligations to its insured. In certain of the Company’s markets, ratings are important competitive factors of insurance companies. Rating organizations continue to review the financial performance and condition of insurers, including the Company. A significant downgrade in the Company’s ratings could materially and adversely affect its competitive position in the life insurance market and increase its cost of funds.

Regulatory developments in the markets in which the Company operates could affect the Company’s business.

Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulation, financial services regulation, derivatives and federal taxation, can significantly and adversely affect the insurance industry and the Company. There are a number of current or potential regulatory measures that may affect the insurance industry. The Company is unable to predict whether any changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The attractiveness to the Company’s customers of many of its products is due, in part, to favorable tax treatment. Current federal income tax laws generally permit the tax-deferred accumulation of earnings on the premiums paid by the holders of annuities and life insurance products. Taxes, if any, are payable generally on income attributable to a distribution under the contract for the year in which the distribution is made. Death benefits under life insurance contracts are received free of federal income tax. Changes to the favorable tax treatment may reduce the attractiveness of the Company’s products to its customers.

NOTE 3 — RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the FASB enhanced the disclosure requirements about financial instruments and derivative instruments that are either offset in accordance with existing guidance for right of setoff or subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the financial statement. The guidance is effective for annual reporting periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

periods presented. The Company’s adoption of this guidance is expected to have an impact on the Company’s financial statement disclosures, but no impact on the Company’s consolidated financial position or results of operations.

In June 2011, the FASB issued updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of OCI as part of the consolidated statement of equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in OCI or when an item of OCI must be reclassified to net income. Additionally, an entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from AOCI to net income in the statement(s) where the components of net income and the components of OCI are presented. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011 and should be applied retrospectively. The Company will adopt this guidance effective January 1, 2012. The Company expects this guidance to have an impact on its financial statement presentation but no impact on the Company’s consolidated financial position or results of operations.

In December 2011, the FASB deferred the effective date for amendments to the presentation of reclassifications of items out of AOCI. The deferral is effective January 1, 2012 and as a result the Company will not be required to comply with the new reclassification presentation requirements.

In May 2011, the FASB issued updated guidance on the fair value measurements and related disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011 and should be applied prospectively. The Company will adopt this guidance effective January 1, 2012. The Company expects this guidance to have an impact on its financial statement disclosures but limited, if any, impact on the Company’s consolidated financial position or results of operations.

In April 2011, the FASB issued updated guidance clarifying which restructurings constitute TDRs. This guidance is intended to assist creditors in their evaluation of whether conditions exist that constitute a TDR. This new guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual reporting period of adoption. The Company’s retroactive adoption of this guidance effective January 1, 2011 did not have a material effect on the Company’s consolidated financial position or results of operations.

In April 2011, the FASB issued updated guidance regarding the assessment of effective control for repurchase agreements. This new guidance is effective for the first annual reporting period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The Company does not expect the adoption of this guidance to have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

In October 2010, the FASB issued guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the new guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition that are incurred in transactions with independent third-parties or employees as well as the portion of employee compensation costs related to underwriting, policy issuance and processing, medical inspection and contract selling for successfully negotiated contracts. Additionally, an entity

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

may capitalize as a deferred acquisition cost only those advertising costs meeting the capitalization criteria for direct-response advertising. This change is effective for fiscal years beginning after December 15, 2011 and interim periods within those years. Early adoption as of the beginning of a fiscal year is permitted. The guidance is to be applied prospectively upon the date of adoption, with retrospective application permitted, but not required. The Company will adopt the provisions of this guidance retrospectively effective January 1, 2012. Retrospective adoption of this guidance will result in the restatement of all years presented with a decrease in retained earnings of approximately $480 million, net of taxes, at January 1, 2010 and an increase in other comprehensive income of approximately $15 million, net of taxes, at January 1, 2010.

In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company’s financing receivable portfolio. The disclosures were effective for interim and annual reporting periods ending on or after December 15, 2011 for private companies. The Company elected to early adopt this guidance and provided the disclosures required by this guidance in Note 4 — Investments. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning after December 15, 2010. In January 2011, the FASB deferred the disclosures required by this guidance related to TDRs. The deferred disclosures, which were retrospectively adopted effective January 1, 2011, did not have a material effect on the Company’s financial statement disclosures.

In April 2010, the FASB issued guidance clarifying that an insurance entity should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer’s interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively for all prior periods upon the date of adoption, with early adoption permitted. The Company’s adoption of this guidance, effective January 1, 2011, did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

In March 2010, the FASB issued updated guidance that amends and clarifies the accounting for credit derivatives embedded in interests in securitized financial assets. This new guidance eliminates the scope exception for embedded credit derivatives (except for those that are created solely by subordination) and provides new guidance on how the evaluation of embedded credit derivatives is to be performed. This new guidance is effective for the first interim reporting period beginning after June 15, 2010. The Company’s adoption of this guidance effective January 1, 2010 did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the rollforward of Level 3 activity. Also, this updated fair value guidance clarifies the disclosure requirements about the level of disaggregation of asset classes and valuation techniques and inputs. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The required disclosures are provided in Note 15 — Fair Value Measurements.

In June 2009, the FASB issued authoritative guidance which changes the analysis required to determine whether or not an entity is a VIE. In addition, the guidance changes the determination of the primary beneficiary of a VIE from a quantitative to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. This guidance also changes when reassessment is needed, as well as requires

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

enhanced disclosures, including the effects of a company’s involvement with a VIE on its financial statements. This guidance is effective for interim and annual reporting periods beginning after November 15, 2009.

In February 2010, the FASB issued updated guidance relative to VIEs which defers, except for disclosure requirements, the impact of this guidance for entities that (i) possess the attributes of an investment company, (ii) do not require the reporting entity to fund losses, and (iii) are not financing vehicles or entities that were formerly classified as qualified special purpose entities (“QSPE”). The Company’s adoption of this guidance effective January 1, 2010 did not result in any transition adjustment.

In June 2009, the FASB issued authoritative guidance which changes the accounting for transfers of financial assets, and is effective for transfers of financial assets occurring in interim and annual reporting periods beginning after November 15, 2009. It removes the concept of a QSPE from the guidance for transfers of financial assets and removes the exception from applying the guidance for consolidation of VIEs to QSPEs. It changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The guidance also defines “participating interest” to establish specific conditions for reporting a transfer of a portion of a financial asset as a sale. The Company’s adoption of this guidance effective January 1, 2010 did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

In August 2009, the FASB issued authoritative guidance for the fair value measurement of liabilities. This guidance includes valuation techniques which may be used for measuring fair value when a quoted price in an active market for the identical liability is not available, which includes one or more of the following valuation techniques (i) quoted prices for identical liability when traded as an asset; (ii) quoted prices for similar liabilities or similar liabilities when traded as an asset, or (iii) another valuation technique that is consistent with the fair value principles within GAAP, such as the income or market approach. It also clarifies the adjustments to market inputs that are appropriate for debt obligations that are restricted from being transferred to another obligor. This guidance is effective for the first reporting period beginning after issuance. The Company’s adoption of this guidance effective December 31, 2009 did not have an impact on the Company’s consolidated financial position or results of operations.

In June 2009, the FASB issued authoritative guidance for, and on July 1, 2009 launched, the FASB’s Accounting Standards Codification as the source of authoritative GAAP to be applied by non-governmental entities. The Codification is not intended to change GAAP but is a new structure which takes accounting pronouncements and organizes them by accounting topic. This guidance is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Company’s adoption of this guidance effective for the interim reporting period ending September 30, 2009 impacts the way the Company references GAAP accounting standards in the financial statements but has no impact on the consolidated financial statements.

In May 2009, the FASB issued authoritative guidance for subsequent events, which addresses the accounting for and disclosure of subsequent events not addressed in other applicable GAAP, including disclosure of the date through which subsequent events have been evaluated. The Company’s adoption of this guidance, effective with the annual reporting period ended December 31, 2009, did not have a material effect on the Company’s consolidated financial position or results of operations. The required disclosure of the date through which subsequent events have been evaluated is provided in Note 18 — Subsequent Events.

In April 2009, the FASB revised the authoritative guidance for the recognition and presentation of OTTI. This guidance amends previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements. It requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security’s amortized cost and its fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings (“credit loss”). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors (“non-credit loss”) is recorded as other comprehensive income (loss). When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in other comprehensive income (loss) and not in earnings. There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security’s cost or amortized cost and its fair value with a corresponding charge to earnings.

Prior to the adoption of the OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of fair value to the security’s amortized cost basis. Also, prior to the adoption of this guidance the entire difference between the fixed maturity security’s amortized cost basis and its fair value was recognized in earnings if it was determined to have an OTTI.

This guidance is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. The Company early adopted this guidance effective January 1, 2009 which resulted in an increase of $48 million, net of related DAC, policyholder liability and tax adjustments, to retained earnings with a corresponding decrease to AOCI to reclassify the non-credit loss portion of previously recognized OTTI losses on fixed maturity securities held at January 1, 2009.

NOTE 4 — INVESTMENTS

Fixed Maturity Securities

The amortized cost and estimated fair value of fixed maturity securities as of December 31, 2011 and 2010, by contractual maturity, is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

	2011		2010
Available-for-sale	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$2,524	$2,564	$2,542	$2,591
Due after one year through five years	15,009	15,880	14,643	15,456
Due after five years through ten years	14,019	15,218	12,120	12,896
Due after ten years	6,032	7,057	5,501	5,806
Mortgage-backed and asset-backed securities:
U.S. agency mortgage-backed and asset-backed securities	15,625	17,173	15,035	15,565
Non-agency mortgage-backed securities	7,647	7,630	8,242	8,134
Non-agency asset-backed securities	4,136	4,167	3,832	3,841
Redeemable preferred securities	3	3	6	6

Total available-for-sale	$64,995	$69,692	$61,921	$64,295

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

At December 31, 2011 and 2010, the distribution of gross unrealized gains and losses on investments in fixed maturity securities were as follows (in millions):

	2011
Available-for-sale	Amortized Cost	Unrealized Gains	Unrealized Losses			Estimated Fair Value	OTTI in AOCI[1]
U.S. Treasury	$1,715	$120	$		*	$1,835	$—
U.S. government corporations and agencies	1,212	160			*	1,372	—
U.S. agency mortgage-backed and asset-backed securities	15,625	1,549		1		17,173	—
Foreign governments	818	92		3		907	—
U.S. corporate	25,547	2,338		76		27,809	—
Foreign corporate	8,292	559		55		8,796	—
Non-agency residential mortgage-backed securities	2,963	31		330		2,664	(140)
Non-agency commercial mortgage-backed securities	4,684	309		27		4,966	—
Non-agency asset-backed securities[2]	4,136	73		42		4,167	(8)
Redeemable preferred securities	3	—		—		3	—

Total available-for-sale	$64,995	$5,231		$534		$69,692	$(148)

*	Amounts less than $1 million

[1]

Represents the amount of OTTI losses in AOCI, which were not included in earnings pursuant to authoritative guidance. Amount excludes $9 million of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date for the year ended December 31, 2011.

[2]	Includes auto loans, credit cards, education loans and other asset types.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2010
Available-for-sale	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value	OTTI in AOCI[1]
U.S. Treasury	$1,285	$18	$15	$1,288	$—
U.S. government corporations and agencies	1,052	34	8	1,078	—
U.S. agency mortgage-backed and asset-backed securities	15,035	617	87	15,565
Foreign governments	750	80	1	829	—
U.S. corporate	24,839	1,566	123	26,282	—
Foreign corporate	6,880	437	45	7,272	—
Non-agency residential mortgage-backed securities	3,364	31	413	2,982	(146)
Non-agency commercial mortgage-backed securities	4,878	300	26	5,152	—
Non-agency asset-backed securities[2]	3,832	73	64	3,841	(12)
Redeemable preferred securities	6	—	—	6	—

Total available-for-sale	$61,921	$3,156	$782	$64,295	$(158)

[1]

Represents the amount of OTTI losses in AOCI, which were not included in earnings pursuant to authoritative guidance. Amount excludes $7 million of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date for the year ended December 31, 2010.

[2]	Includes auto loans, credit cards, education loans and other asset types.

At December 31, 2011 and 2010, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $209 million and $280 million, respectively.

The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. In the event collectability of interest is uncertain, accrual of interest income will cease and income will be recorded when and if received.

Investments in fixed maturity securities that have been non-income producing for the last twelve months totaled $8 million and $1 million at December 31, 2011 and 2010, respectively. These investments have been deemed other-than-temporarily impaired.

Equity Securities

At December 31, 2011 and 2010, the distribution of gross unrealized gains and losses on available-for-sale equity securities were as follows (in millions):

	Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
2011	$171	$16	$10	$177
2010	$13	$11	$1	$23

Mortgage Loans

The Company’s mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

At December 31, 2011 and 2010, contractual commitments to extend credit under mortgage loan agreements amounted to $164 million and $125 million, respectively, at fixed and floating interest rates ranging from 3.75% to 6.14% in 2011, and from 2.08% to 6.22% in 2010. These commitments are diversified by property type and geographic region.

At December 31, 2011 and 2010, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

	2011		2010
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Office buildings	$2,398	33.5%	$1,853	31.9%
Apartment buildings	1,687	23.6%	938	16.2%
Retail facilities	1,509	21.1%	1,217	21.0%
Industrial	1,144	16.0%	1,185	20.4%
Residential	372	5.2%	563	9.7%
Other	42	0.6%	49	0.8%

Total	$7,152	100.0%	$5,805	100.0%

Geographic Region:
South Atlantic	$2,022	28.3%	$1,516	26.1%
Central	1,662	23.2%	1,499	25.8%
Middle Atlantic	1,570	22.0%	1,154	19.9%
Pacific	1,567	21.9%	1,381	23.8%
New England	331	4.6%	255	4.4%

Total	$7,152	100.0%	$5,805	100.0%

The Company monitors the aging of its mortgage loans receivable on a monthly basis to determine delinquencies. An analysis of the aging of the principal balances, excluding the allowance for credit losses, that are past due is presented below. It includes a breakdown of the mortgage loans that are ninety days past due and either are (1) still accruing interest or (2) on non-accrual status (in millions):

	2011
	30-59 Days	60-89 Days	90 Days and Over	Total Past Due	Current	Total Mortgage Loans	Recorded Mortgage Loans > 90 Days Accruing	Non-Accrual Mortgage Loans > 90 Days
Property Type:
Office buildings	$—	$—	$—	$—	$2,410	$2,410	$—	$—
Apartment buildings	—	—	—	—	1,696	1,696	—	—
Retail facilities	—	—	—	—	1,516	1,516	—	—
Industrial	—	—	—	—	1,152	1,152	—	—
Residential	—	—	9	9	370	379	—	9
Other	—	—	—	—	43	43	—	—

Total	$—	$—	$9	$9	$7,187	$7,196	$—	$9

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2010
	30-59 Days	60-89 Days	90 Days and Over	Total Past Due	Current	Total Mortgage Loans	Recorded Mortgage Loans > 90 Days Accruing	Non-Accrual Mortgage Loans > 90 Days
Property Type:
Office buildings	$—	$—	$—	$—	$1,865	$1,865	$—	$—
Apartment buildings	—	—	—	—	947	947	—	—
Retail facilities	—	—	—	—	1,225	1,225	—	—
Industrial	—	—	—	—	1,193	1,193	—	—
Residential	—	—	9	9	562	571	—	9
Other	—	—	—	—	50	50	—	—

Total	$—	$—	$9	$9	$5,842	$5,851	$—	$9

As discussed in Note 2 — Significant Accounting Policies, the Company establishes a specific reserve when it is probable that the Company will be unable to collect all amounts due under the contractual terms of the loan agreements and a general reserve for probable incurred but not specifically identified losses. The activity in the mortgage loan specific and general reserves for the years ended December 31, 2011 and 2010 are summarized below (in millions):

	2011			2010
Allowance for credit losses:	Residential	Commercial	Total	Residential	Commercial	Total
Beginning balance	$8	$38	$46	$10	$44	$54
Provision for credit losses	—	1	1	(1)	8	7
Direct write-downs	(1)	(2)	(3)	(1)	(14)	(15)

Ending balance	$7	$37	$44	$8	$38	$46

Individually evaluated for impairment (specific)	$3	$6	$9	$3	$4	$7
Collectively evaluated for impairment (general)	$4	$31	$35	$5	$34	$39
Ending balance (recorded investment, net of allowance for credit losses):
Individually evaluated for impairment (specific)	$6	$27	$33	$8	$31	$39
Collectively evaluated for impairment (general)	$366	$6,753	$7,119	$555	$5,211	$5,766

For the year ended December 31, 2009, the provision for credit losses was $43 million and direct write-downs were $2 million.

The Company closely monitors mortgage loans with the potential for impairment by considering a number of factors. For commercial mortgage loans, these factors include, but are not limited to, LTV, asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate and catastrophic events. For residential mortgage loans, loans that are sixty or more days delinquent are monitored for potential impairment.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

As mentioned above, the Company uses LTV as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. As of December 31, 2011 and 2010, LTVs on the Company’s mortgage loans, net of allowance for credit losses, are as follows (in millions):

	2011
	Office Buildings	Apartment Buildings	Retail Facilities	Industrial	Residential	Other	Total
above 95%	$4	$18	$—	$12	$2	$—	$36
91% to 95%	—	24	—	49	2	—	75
81% to 90%	198	61	71	239	7	21	597
71% to 80%	314	415	262	201	30	—	1,222
below 70%	1,882	1,169	1,176	643	331	21	5,222

Total	$2,398	$1,687	$1,509	$1,144	$372	$42	$7,152

	2010
	Office Buildings	Apartment Buildings	Retail Facilities	Industrial	Residential	Other	Total
above 95%	$25	$34	$—	$11	$4	$—	$74
91% to 95%	49	78	21	18	2	—	168
81% to 90%	274	109	89	352	7	28	859
71% to 80%	198	252	154	129	41	—	774
below 70%	1,307	465	953	675	509	21	3,930

Total	$1,853	$938	$1,217	$1,185	$563	$49	$5,805

Additional information on impaired mortgage loans is provided below (in millions):

	2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With related allowance:
Office buildings	$4	$5	$1	$5	$		*
Apartment building	11	12	1	13		1
Residential	6	9	3	6			*
Industrial	12	16	4	13		1

Total	$33	$42	$9	$37		$2

Commercial	$27	$33	$6	$31		$2

Residential	$6	$9	$3	$6	$		*

*	Amounts less than $1 million

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With related allowance:
Office buildings	$6	$7	$1	$36	$		*
Apartment building	15	17	2	15		1
Residential	8	11	3	8			*
Industrial	10	11	1	11		1

Total	$39	$46	$7	$70		$2

Commercial	$31	$35	$4	$62		$2

Residential	$8	$11	$3	$8	$		*

*	Amounts less than $1 million

At December 31, 2011 and 2010, the Company did not have any impaired loans without a related allowance.

The Company did not have any loan modifications in 2011 and 2010.

Investments in Affiliates

	2011	2010
New York Life Short Term Fund	$712	$509
Madison Capital Funding LLC Loan Agreement	925	533
Other	—	5

Total investments in affiliates	$1,637	$1,047

The STIF was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a pooled fund managed by New York Life Investment Management LLC (“NYL Investments”), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries of New York Life.

The MCF Loan Agreement represents a revolving loan agreement the Company entered into with MCF. Refer to Note 14 — Related Party Transactions for further discussion.

Other is related to promissory notes from MCF. Refer to Note 14 — Related Party Transactions for further discussion.

Other Investments

The components of other investments as of December 31, 2011 and 2010 were as follows (in millions):

	2011	2010
Limited partnerships/Limited liability companies	$563	$526
Derivatives	182	210
Senior secured commercial loans	318	273
Short-term investments	91	79
Other invested assets	76	71

Total other investments	$1,230	$1,159

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Senior secured commercial loans are typically collateralized by all assets of the borrower. The Company’s senior secured commercial loans, before loss reserve, amounted to $331 million and $291 million at December 31, 2011 and 2010, respectively. The Company establishes a loss reserve for specifically impaired loans and assigns internal risk ratings for the remainder of the portfolio on which it assesses a general loss reserve (refer to Note 2 — Significant Accounting Policies for further details). The loss reserve was $13 million and $18 million for the years ended December 31, 2011 and 2010, respectively.

Unfunded commitments on limited partnerships, limited liability companies and senior secured commercial loans amounted to $185 million and $225 million at December 31, 2011 and 2010, respectively.

Included in other invested assets is land and real estate held for sale of approximately $15 million and $13 million as of December 31, 2011 and 2010, respectively. There was no accumulated depreciation on real estate for the years ended December 31, 2011 or 2010. There was no depreciation expense for the year ended December 31, 2011. Depreciation expense was less than $1 million for the year ended December 31, 2010, and was recorded as a component of net investment income in the accompanying Consolidated Statement of Income. There was no depreciation expense for the year ended December 31, 2009.

VIEs

Consolidated VIE

At December 31, 2011 and 2010, the Company included assets of $45 million in the accompanying Consolidated Balance Sheet, as a result of consolidating a VIE for which it was determined to be the primary beneficiary. The Company performed a qualitative analysis to determine if the Company has (i) the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and (ii) the obligation to absorb losses of or the right to receive benefits from the entity that could be potentially significant to the VIE. In reviewing the deal documents including trust agreements, limited partnership agreements and purchase agreements, the Company determined that they are the primary beneficiary of one structured investment.

This VIE consists of a trust established for purchasing receivables from the U.S. Department of Energy related to Energy Savings Performance Contracts and issuing certificates representing the right to those receivables. The following table reflects the carrying amount and balance sheet classification of the assets and liabilities of the consolidated VIE as of December 31, 2011 and 2010 (in millions). The Company has a 98.66% interest in this VIE; however, the creditors do not have recourse to the Company in excess of the assets contained within the VIE.

	2011	2010
Cash	$4	$4
Other investments*	41	41

Total assets	$45	$45

Other liabilities	5	5

Total liabilities	$5	$5

*	Included in Limited partnerships/Limited liability companies

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Unconsolidated VIEs

In the normal course of its activities, the Company will invest in structured investments including VIEs for which it is not the sponsor. These structured investments typically invest in fixed income investments and are managed by third-parties and include asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities. The Company’s maximum exposure to loss on these structured investments, both VIEs and non-VIEs, is limited to the amount of its investment. The Company has not provided financial or other support, other than its direct investment, to these structures. The Company has determined that it is not the primary beneficiary of these structures due to the fact that it does not have the power to direct the activities that significantly impact the VIEs economic performance. The Company classifies these investments on its accompanying Consolidated Balance Sheet as fixed maturity securities, available-for-sale and trading and its maximum exposure to loss associated with these investments was $29,117 million and $27,635 million as of December 31, 2011 and 2010, respectively.

In the normal course of its activities, the Company will invest in joint ventures, limited partnerships and limited liability companies. These investments include hedge funds, private equity funds and real estate related funds and may or may not be VIEs. The Company’s maximum exposure to loss on these investments, both VIEs and non-VIEs, is limited to the amount of its investment. The Company has determined that it is not the primary beneficiary of these structures due to the fact that it does not have the power to direct the activities that significantly impact the entities economic performance. The Company classifies these investments on its accompanying Consolidated Balance Sheet as “other investments” and its maximum exposure to loss associated with these entities was $563 million and $526 million as of December 31, 2011 and 2010, respectively.

These investments are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary. The Company has no additional economic interest in these structures in the form of derivatives, related guarantees, credit enhancement or similar instruments and obligations. Creditors have no recourse against the Company in the event of default. The Company has unfunded commitments in joint ventures, limited partnerships and limited liability companies which are previously disclosed in Note 4 — Investments.

Restricted Assets and Special Deposits

Assets of $4 million and $5 million at December 31, 2011 and 2010, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturity securities in the accompanying Consolidated Balance Sheet.

Refer to Note 13 — Commitments and Contingencies for additional discussions on assets pledged as collateral.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 5 — INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

The components of net investment income for the years ended December 31, 2011, 2010 and 2009 were as follows (in millions):

	2011	2010	2009
Fixed maturity securities	$3,184	$3,171	$2,869
Equity securities	8	1	18
Mortgage loans	368	352	338
Policy loans	59	56	54
Other investments	65	65	45

Gross investment income	3,684	3,645	3,324
Investment expenses	(87)	(78)	(59)

Net investment income	$3,597	$3,567	$3,265

For the years ended December 31, 2011, 2010 and 2009, net investment (losses) gains were as follows (in millions):

	2011	2010	2009
Fixed maturity securities
Total OTTI losses	$(122)	$(172)	$(397)
Portion of OTTI losses recognized in OCI	14	57	241

Net OTTI losses on fixed maturity securities recognized in earnings	(108)	(115)	(156)
All other gains	249	221	33

Fixed maturity securities, net	141	106	(123)
Equity securities	(6)	5	98
Mortgage loans	(2)	(13)	(52)
Derivative instruments	(143)	(109)	6
Other	(5)	20	(14)

Net investment (losses)/gains	$(15)	$9	$(85)

The net loss on trading securities (both fixed maturity and equity securities) amounted to $2 million for the year ended December 31, 2011. The net gain on trading securities (both fixed maturity and equity securities) amounted to $5 million and $6 million for the years ended December 31, 2010 and 2009, respectively.

Realized gains on sales of available-for-sale fixed maturity securities were $270 million for each of the years ended December 31, 2011 and 2010, and $218 million for the year ended December 31, 2009. Realized losses for the years ended December 31, 2011, 2010, and 2009 were $19 million, $53 million and $191 million, respectively. Realized gains on sales of available-for-sale equity securities were $7 million, $5 million and $173 million for the years ended December 31, 2011, 2010 and 2009, respectively, and realized losses were $11 million, less than $1 million and $71 million, respectively.

Losses from OTTI on equity securities (included in net investment gains (losses) on equity securities above) were $2 million, less than $1 million and $4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following tables present the Company’s gross unrealized losses and fair values for fixed maturity and equity securities, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010 (in millions):

	2011
	Less Than 12 Months				Greater Than 12 Months			Total
	Fair Value	Unrealized Losses			Fair Value	Unrealized Losses		Fair Value	Unrealized Losses
Fixed maturity securities
U.S. Treasury	$1	$		*	$—	$—		$1	$		*
U.S. government corporations and agencies	23			*	5		*	28			*
U.S. agency mortgage-backed and asset-backed securities	111		—		1	1		112		1
Foreign governments	19		2		3	1		22		3
U.S. corporate	1,824		51		236	25		2,060		76
Foreign corporate	816		39		145	16		961		55
Non-agency residential mortgage-backed securities	534		17		1,434	313		1,968		330
Non-agency commercial mortgage-backed securities	217		11		85	16		302		27
Non-agency asset-backed securities	1,333		11		200	31		1,533		42

Total fixed maturity securities	4,878		131		2,109	403		6,987		534

Equity securities
Common stock	86		10		—	—		86		10

Total	$4,964		$141		$2,109	$403		$7,073		$544

*	Unrealized loss is less than $1 million.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2010
	Less Than 12 Months		Greater Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities
U.S. Treasury	$288	$15	$—	$—	$288	$15
U.S. government corporations and agencies	275	7	2	1	277	8
U.S. agency mortgage-backed and asset-backed securities	2,519	87	1	—	2,520	87
Foreign governments	24	1	1	—	25	1
U.S. corporate	2,561	87	508	36	3,069	123
Foreign corporate	820	35	120	10	940	45
Non-agency residential mortgage-backed securities	506	17	1,689	396	2,195	413
Non-agency commercial mortgage-backed securities	87	2	222	24	309	26
Non-agency asset-backed securities	650	6	227	58	877	64

Total fixed maturity securities	7,730	257	2,770	525	10,500	782

Equity securities
Common stock	2	1	*	*	2	1

Total	$7,732	$258	$2,770	$525	$10,502	$783

*	Unrealized loss is less than $1 million.

At December 31, 2011, the unrealized loss amount consisted of approximately 1,656 different fixed maturity securities and 70 equity securities.

At December 31, 2011, unrealized losses on investment grade fixed maturity securities were $160 million or 30% of the Company’s total fixed maturity securities’ unrealized losses. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners (“NAIC”) of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor’s (“S&P”); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $374 million or 70% of the Company’s total fixed maturity securities unrealized losses at December 31, 2011.

The amount of gross unrealized losses for fixed maturity securities where the fair value had declined by 20% or more of amortized cost totaled $260 million. The amount of time that each of these securities has continuously been 20% or more below the amortized cost consist of $88 million for 6 months or less, $36 million for greater than 6 months through 12 months and $136 million for greater than 12 months. In accordance with the Company’s impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not take an impairment when it did not have the intent to sell the security or it was more likely than not that it would not be required to sell the security before its anticipated recovery.

Corporate Bonds.    U.S. corporate securities with a fair value below 80% of the security’s amortized cost totaled $19 million or 25% of the total unrealized losses on U.S. corporate securities. Foreign corporate securities with a fair value below 80% of the security’s amortized cost totaled $7 million or 13% of the total unrealized loss

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

on foreign corporate securities. While the losses were spread across all industry sectors, the largest sectors with unrealized losses on securities with a fair value below 80% of the security’s amortized cost include Banks ($9 million), Utilities ($9 million), and Finance ($4 million). These securities are evaluated in accordance with the Company’s impairment policy. Because the securities continue to meet their contractual payments and the Company did not have the intent to sell the security nor was it more likely than not that it would be required to sell the security before its anticipated recovery, the Company did not consider these investments to be other than temporarily impaired.

Non-Agency Mortgage-Backed Securities.    Residential mortgage-backed securities that were priced below 80% of the security’s amortized cost represented $206 million or 62% of total unrealized losses on residential mortgage–backed securities. Commercial mortgage-backed securities that were priced below 80% of the security’s amortized cost represented $8 million or 30% of total unrealized losses on commercial mortgage-backed securities. The Company measures its mortgage-backed portfolio for impairments based on the security’s credit rating and whether the security has an unrealized loss. The Company also evaluates mortgage-backed securities for other- than-temporary impairments in accordance with its impairment policy using cash flow modeling techniques coupled with an evaluation of facts and circumstances. The Company did not have the intent to sell its investments nor was it more likely than not that it would be required to sell the investments before its anticipated recovery in value; therefore, the Company did not consider these investments to be other-than-temporarily impaired.

Non-Agency Asset-Backed Securities.    Similar to mortgage-backed securities, the Company measures its asset-backed portfolio for impairments based on the security’s credit rating and whether the security has an unrealized loss. The Company also evaluates asset-backed securities for other-than-temporary impairments based on facts and circumstances and in accordance with the Company’s impairment policy. Asset-backed securities that were priced below 80% of the security’s amortized cost represented $20 million or 48% of the total unrealized losses for asset-backed securities. The Company did not have the intent to sell its investments nor was it more likely than not that it would be required to sell the investments before recovery, therefore the Company did not consider these investments to be other than temporarily impaired.

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of AOCI. Changes in these amounts include reclassification adjustments for prior period net unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The components of net unrealized investment gains (losses) reported in AOCI at December 31, 2011, 2010 and 2009 are as follows (in millions):

	2011	2010	2009
Fixed maturity securities, available-for-sale-all other	$4,836	$2,525	$488
Fixed maturity securities on which an OTTI loss has been recognized	(139)	(151)	(179)

Total fixed maturity securities	4,697	2,374	309
Equity securities, available-for-sale	6	10	11
Derivatives designated as cash flow hedges	(3)	(12)	(10)
Other investments	3	1	(2)

Subtotal	4,703	2,373	308
Amounts recognized for:
Policyholders’ account balances and future policy benefits	(336)	14	4
Other assets (sales inducements)	(28)	(17)	(5)
Deferred policy acquisition costs	(1,411)	(832)	(137)
Deferred taxes	(1,024)	(538)	(59)

Net unrealized gains on investments	$1,904	$1,000	$111

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The net unrealized gains (losses) for the years ended December 31, 2011, 2010 and 2009, are presented separately for amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows (in millions):

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on Which an OTTI Loss has been Recognized

	Net Unrealized Gains (Losses) On Investments	Deferred Policy Acquisition Costs	Sales Inducements	Policyholders’ Account Balances and Future Policy Benefits	Deferred Income Tax Asset (Liability)	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
Balance, December 31, 2008	$—	$—	$—	$—	$—	$—
Cumulative impact of the adoption of new authoritative guidance on January 1, 2009	(17)	4	—	—	5	(8)
Net investment gains (losses) on investments arising during the period	(238)	—	—	—	83	(155)
Reclassification adjustment for (gains) losses included in net income	253	—	—	—	(88)	165
Reclassification adjustment for OTTI losses excluded from net income[1]	(177)	—	—	—	62	(115)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	—	63	2	—	(23)	42
Impact of net unrealized investment (gains) losses on future policy benefits	—	—	—	(2)	1	(1)

Balance, December 31, 2009	$(179)	$67	$2	$(2)	$40	$(72)

Net investment gains (losses) on investments arising during the period	86	—	—	—	(30)	56
Reclassification adjustment for (gains) losses included in net income	18	—	—	—	(6)	12
Reclassification adjustment for OTTI losses excluded from net income[1]	(76)	—	—	—	27	(49)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	—	(4)	(1)	—	1	(4)
Impact of net unrealized investment (gains) losses on future policy benefits	—	—	—	(1)	*	(1)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Net Unrealized Gains (Losses) On Investments	Deferred Policy Acquisition Costs	Sales Inducements		Policyholders’ Account Balances and Future Policy Benefits	Deferred Income Tax Asset (Liability)	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
Balance, December 31, 2010	$(151)	$63	$1		$(3)	$32	$(58)

Net investment gains (losses) on investments arising during the period	(3)	—	—		—	1	(2)
Reclassification adjustment for (gains) losses included in net income	47	—	—		—	(16)	31
Reclassification adjustment for OTTI losses excluded from net income[1]	(32)	—	—		—	11	(21)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	—	(7)		*	—	2	(5)
Impact of net unrealized investment (gains) losses on future policy benefits	—	—	—		—	—	—

Balance, December 31, 2011	$(139)	$56	$1		$(3)	$30	$(55)

*	Amounts less than $1 million

[1]	Represents “transfers in” related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

All Other Net Unrealized Investment Gains and Losses in AOCI

	Net Unrealized Gains (Losses) On Investments[1]	Deferred Policy Acquisition Costs	Sales Inducements	Policyholders’ Account Balances and Future Policy Benefits	Deferred Income Tax Asset (Liability)	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
Balance, December 31, 2008	$(4,158)	$871	$55	$(56)	$1,151	$(2,137)
Cumulative impact of the adoption of new authoritative guidance on January 1, 2009	(78)	17	1	(1)	21	(40)
Net investment gains (losses) on investments arising during the period	5,257	—	—	—	(1,840)	3,417
Reclassification adjustment for (gains) losses included in net income	(711)	—	—	—	249	(462)
Reclassification adjustment for OTTI losses excluded from net income[2]	177	—	—	—	(62)	115
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	—	(1,092)	(63)	—	404	(751)
Impact of net unrealized investment (gains) losses on future policy benefits	—			63	(22)	41

Balance, December 31, 2009	$487	$(204)	$(7)	$6	$(99)	$183

Net investment gains (losses) on investments arising during the period	2,080	—	—	—	(728)	1,352
Reclassification adjustment for (gains) losses included in net income	(119)	—	—	—	42	(77)
Reclassification adjustment for OTTI losses excluded from net income[2]	76	—	—	—	(27)	49
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	—	(691)	(11)	—	246	(456)
Impact of net unrealized investment (gains) losses on future policy benefits	—	—	—	11	(4)	7

Balance, December 31, 2010	$2,524	$(895)	$(18)	$17	$(570)	$1,058

Net investment gains (losses) on investments arising during the period	2,465	—	—	—	(863)	1,602
Reclassification adjustment for (gains) losses included in net income	(179)	—	—	—	63	(116)
Reclassification adjustment for OTTI losses excluded from net income[2]	32	—	—	—	(11)	21
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	—	(572)	(11)	—	204	(379)
Impact of net unrealized investment (gains) losses on future policy benefits	—	—	—	(350)	123	(227)

Balance, December 31, 2011	$4,842	$(1,467)	$(29)	$(333)	$(1,054)	$1,959

[1]	Includes cash flow hedges. Refer to Note 12 – Derivative Financial Instruments and Risk Management for information on cash flow hedges.

[2]	Represents “transfers out” related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following rollforward provides a breakdown of the cumulative credit loss component of OTTI losses recognized in earnings of fixed maturity securities still held for which a portion of the loss was recognized in AOCI (in millions):

	2011	2010
Balance at beginning of year	$201	$130
Additions
Credit loss impairments recognized in the current period on securities previously not impaired	26	50
Additional credit loss impairments recognized in the current period on securities previously impaired	51	29
Reductions
Credit loss impairments previously recognized on securities which matured, were paid down, prepaid or sold during the period	70	8

Balance at end of year	$208	$201

NOTE 6 — POLICYHOLDERS’ LIABILITIES

Policyholders’ Account Balances

Policyholders’ account balances at December 31, 2011 and 2010 were as follows (in millions):

	2011	2010
Deferred annuities	$38,473	$37,677
Universal life contracts	22,937	21,642
Annuities certain	513	424
Supplementary contracts without life contingencies	379	357
Unearned revenue liability	277	334
Guaranteed minimum accumulation benefit	470	222

Total policyholders’ account balances	$63,049	$60,656

Policyholders’ account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable.

Unearned revenue liability represents amounts that have been assessed to compensate the insurer for services to be performed over future periods.

The Guaranteed Minimum Accumulation Benefit (“GMAB”) is the fair value of embedded derivatives on deferred annuity contracts.

At December 31, 2011 and 2010, of the total policyholders’ account balances of $63,049 million and $60,656 million, respectively, the total amounts that have surrender privileges were $62,159 million and $59,814 million, respectively. The amounts redeemable in cash by policyholders at December 31, 2011 and 2010 were $59,636 million and $57,498 million, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table highlights the interest rate assumptions generally utilized in calculating policyholders’ account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2011:

Product	Interest Rate	Withdrawal/Surrender Charges
Deferred annuities	1.00% to 10.00%	Surrender charges 0% to 10% for up to 10 years.
Annuities certain	0.10% to 5.00%	No surrender or withdrawal charges.
Universal life contracts	2.50% to 8.00%	Various up to 19 years.
Supplementary contracts without life contingencies	1.50% to 3.50%	No surrender or withdrawal charges.

Less than 1% of policyholders’ account balances have interest crediting rates of 6% and greater.

Future Policy Benefits

Future policy benefits at December 31, 2011 and 2010 were as follows (in millions):

	2011	2010
Life insurance:
Taiwan business — 100% coinsured	$929	$902
Other life	165	129

Total life insurance	1,094	1,031
Individual and group payout annuities	8,203	5,867
Other contract liabilities	55	39

Total future policy benefits	$9,352	$6,937

Other than the 100% coinsured business, there were no amounts related to policies that have surrender privileges or amounts redeemable in cash by policyholders.

The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2011:

Product	Mortality	Interest Rate	Estimation Method
Life insurance: Taiwan business — 100% coinsured	Based upon best estimates at time of policy issuance with provision for adverse deviations (“PAD”).	3.80% to 7.50%	Net level premium reserve taking into account death benefits, lapses and maintenance expenses with PAD.
Individual and group payout annuities	Based upon best estimates at time of policy issuance with PAD.	3.75% to 8.75%	Present value of expected future payments at a rate expected at issue with PAD.

Less than 6% of future policy benefits are based on an interest rate of 6% and greater.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Guaranteed Minimum Benefits

At December 31, 2011 and 2010, the Company had variable contracts with guarantees. (Note that the Company’s variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive). For guarantees of amounts in the event of death, the net amount at risk is defined as the current Guaranteed Minimum Death Benefit (“GMDB”) in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as GMAB minus the current account balance at the balance sheet date.

Variable Annuity Contracts — GMDB and GMAB

The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

a) Return of deposits:    the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

b) Ratchet:    the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

The following table provides the account value, net amount at risk and average attained age of contract holders at December 31, 2011 and 2010 for GMDB and GMAB ($ in millions):

	2011
	Return of Net Deposits		Ratchet
	In the Event of Death (GMDB)	Accumulation at Specified Date (GMAB)	In the Event of Death (GMDB)
Account value	$7,195	$3,559	$10,920
Net amount at risk	$117	$147	$736
Average attained age of contract holders	58	57	62

	2010
	Return of Net Deposits		Ratchet
	In the Event of Death (GMDB)	Accumulation at Specified Date (GMAB)	In the Event of Death (GMDB)
Account value	$5,737	$3,103	$12,165
Net amount at risk	$67	$62	$519
Average attained age of contract holders	57	56	61

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits for GMDB and policyholders’ account balances for GMAB in the accompanying Consolidated Balance Sheet (in millions):

	GMDB	GMAB	Totals
Balance at January 1, 2009	$65	$316	$381
Incurred guarantee benefits	1	(81)	(80)
Paid guarantee benefits	(22)	—	(22)

Balance at December 31, 2009	44	235	279
Incurred guarantee benefits	5	(12)	(7)
Paid guarantee benefits	(11)	(1)	(12)

Balance at December 31, 2010	38	222	260
Incurred guarantee benefits	17	248	265
Paid guarantee benefits	(7)	—	(7)

Balance at December 31, 2011	$48	$470	$518

For GMABs, incurred guaranteed minimum benefits incorporate all changes in fair value other than amounts resulting from paid guarantee benefits. GMABs are considered to be embedded derivatives and are recognized at fair value through interest credited to policyholders’ account balances in the accompanying Consolidated Statement of Income (refer to Note 15 — Fair Value Measurements).

The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to increase in liabilities for future policy benefits in the accompanying Consolidated Statement of Income, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at December 31, 2011 and 2010:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumption ranged from 5.12% to 7.08% for 2011 and 5.42% to 6.73% for 2010.

•	Volatility assumption ranged from 13.14% to 14.67% for 2011 and was 13.47% to 15.45% for 2010.

•	Mortality was assumed to be 91.00% of the A2000 table for 2011 and 2010.

•	Lapse rates vary by contract type and duration and range from 0.50% to 30.00%, with an average of 6.04% for 2011, and 0.50% to 30.00%, with an average of 6.30% for 2010.

•	Discount rates ranged from 6.53% to 7.31% for 2011 and 6.69% to 7.25% for 2010.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table presents the aggregate fair value of assets at December 31, 2011 and 2010, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

	2011		2010
	GMDB	GMAB	GMDB	GMAB
Separate account:
Equity	$7,935	$1,832	$8,523	$1,826
Fixed income	3,987	854	3,412	635
Balanced	2,610	625	2,427	463
General account	3,583	248	3,540	179

Total	$18,115	$3,559	$17,902	$3,103

Additional Liability for Individual Life Products

Certain individual life products require additional liabilities for contracts with excess insurance benefit features. These excess insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company’s individual life contracts, this requirement primarily affects universal life policies with cost of insurance charges that are significantly less than the expected mortality costs in the intermediate and later policy durations.

Generally, the Company has separately defined an excess insurance benefit feature to exist when expected mortality exceeds all assessments. This insurance benefit feature is in addition to the base mortality feature, which the Company defines as expected mortality not in excess of assessments.

The following table summarizes the liability for excess insurance benefit features reflected in the general account in future policy benefits at December 31, 2011, 2010 and 2009 (in millions):

	2011	2010	2009
Beginning balance	$68	$45	$41
Net liability increase	33	23	4

Ending balance	$101	$68	$45

NOTE 7 — SEPARATE ACCOUNTS

Separate Accounts Registered with the SEC

The Company maintains separate accounts, which are registered with the SEC, for its variable deferred annuity and variable life products with assets of $17,666 million and $17,653 million at December 31, 2011 and 2010, respectively. The assets of the registered separate accounts represent investments in shares of the MainStay VP Series Fund, Inc. managed by NYL Investments and other non-proprietary funds.

Separate Accounts Not Registered with the SEC

The Company also maintains separate accounts, which are not registered with the SEC, with assets of $1,289 million and $1,106 million at December 31, 2011 and 2010, respectively. The assets in these separate accounts are comprised of MainStay VP Series Fund, Inc. managed by NYL Investments, other non- proprietary funds and limited partnerships.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Refer to Note 6 — Policyholders’ Liabilities, for information regarding separate accounts with contractual guarantees for GMDB and GMAB.

NOTE 8 — DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

The following is an analysis of DAC for the years ended December 31, 2011, 2010 and 2009 (in millions):

	2011	2010	2009
Balance at beginning of year	$3,429	$4,041	$4,667
Current year additions	543	640	715
Amortized during year	(520)	(557)	(312)

Balance at end of year before related adjustments	3,452	4,124	5,070
Adjustment for changes in unrealized net investment gains	(579)	(695)	(1,029)

Balance at end of year	$2,873	$3,429	$4,041

Sales Inducements

The following is an analysis of deferred sales inducements included in other assets in the accompanying Consolidated Balance Sheet for the years ended December 31, 2011, 2010 and 2009 (in millions):

	2011	2010	2009
Balance at beginning of year	$354	$313	$331
Current year additions	134	103	64
Amortized during year	(20)	(50)	(21)

Balance at end of year before related adjustments	468	366	374
Adjustment for changes in unrealized net investment gains	(11)	(12)	(61)

Balance at end of year	$457	$354	$313

NOTE 9 — INCOME TAXES

A summary of the components of the net total income tax expense for the years ended December 31, 2011, 2010 and 2009, included in the accompanying Consolidated Statement of Income are as follows (in millions):

	2011	2010	2009
Current:
Federal	$243	$133	$206
State and local	4	3	1
Foreign	1	—	—

	248	136	207
Deferred:
Federal	(138)	72	53

Total income tax expense	$110	$208	$260

Pursuant to the tax allocation agreement discussed in Note 2 — Significant Accounting Policies, as of December 31, 2011 and 2010, the Company recorded a net income tax (payable) receivable (to) from New York

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Life of $(113) million and $34 million, respectively, included in other liabilities and other assets in the accompanying Consolidated Balance Sheet.

The Company’s actual income tax expense for the years ended December 31, 2011, 2010 and 2009, differs from the expected amount computed by applying the U.S. statutory federal income tax rate of 35% for the following reasons:

	2011	2010	2009
Statutory federal income tax rate	35.0%	35.0%	35.0%
Tax exempt income	(3.9)%	(3.5)%	(1.1)%
Uncertain tax position	(1.1)%	(5.6)%	0.2%
Investment credits	(7.2)%	(1.7)%	(0.8)%
Other	0.4%	0.0%	(0.5)%

Effective tax rate	23.2%	24.2%	32.8%

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company’s management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

The components of the net deferred tax liability reported in other liabilities in the accompanying Consolidated Balance Sheet as of December 31, 2011 and 2010, are as follows (in millions):

	2011	2010
Deferred tax assets:
Future policyholder benefits	$831	$623
Employee and agents benefits	63	61
Other	14	11

Gross deferred tax assets	908	695

Deferred tax liabilities:
DAC	759	928
Investments	1,517	787
Other	1	1

Gross deferred tax liabilities	2,277	1,716

Net deferred tax liability	$1,369	$1,021

The Company has no net operating or capital loss carryforwards.

The Company’s federal income tax returns are routinely examined by the Internal Revenue Service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2007 and anticipates the audit for tax years 2008 through 2010 to begin in 2012. There were no material effects on the Company’s results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2011, 2010 and 2009, are as follows (in millions):

	2011	2010	2009
Beginning of period balance	$69	$117	$117
Reductions for tax positions of prior years	(2)	—	(9)
Additions for tax positions of current year	4	1	9
Settlements with tax authorities	—	(49)	—

End of period balance	$71	$69	$117

As of December 31, 2011, the Company had unrecognized tax benefits that, if recognized, would impact the effective tax rate by $2 million. The Company’s total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate as of December 31, 2010 and 2009, are less than $1 million and $44 million, respectively. Total interest expense associated with the liability for unrecognized tax benefits for the years ended December 31, 2011, 2010 and 2009, aggregated $2 million, $3 million and $6 million, respectively, and are included in income tax expense in the accompanying Consolidated Statement of Income. At December 31, 2011, 2010 and 2009, the Company had $7 million, $14 million and $31 million, respectively, of accrued interest associated with the liability for unrecognized tax benefits, which are reported in the accompanying Consolidated Balance Sheet (included in other liabilities). The $7 million decrease from December 31, 2010 in accrued interest associated with the liability for unrecognized tax benefits is the result of an increase of $2 million of interest expense and a $9 million decrease resulting from IRS settlements. The $17 million decrease from December 31, 2009 in accrued interest associated with the liability for unrecognized tax benefits is the result of an increase of $3 million of interest expense and a $20 million decrease resulting from IRS settlements. The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next twelve months.

NOTE 10 — REINSURANCE

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. As of December 31, 2011, the Company reinsures the mortality risk on new life insurance policies on a quota-share yearly renewable term basis for almost all products. The Company had typically retained 10% of each risk until 2005 when it began retaining larger shares on many products. The quota-share retained now ranges from 10% to 95% and most products are fully retained if the policy size is less than $1 million. Most of the reinsured business is on an automatic basis. Cases in excess of the Company’s retention and certain substandard cases are reinsured facultatively. The Company does not have any individual life reinsurance agreements that do not transfer risk or contain risk-limiting features.

The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 79% and 78% of the reinsurance ceded to non-affiliates at December 31, 2011 and 2010, respectively.

In December 2004, the Company reinsured 90% of a block of in-force life insurance business, consisting of Universal Life, Variable Universal Life (“VUL”), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (“MODCO”) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders’

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under authoritative guidance related to derivatives and hedging, the Funds Withheld and the MODCO treaties, along with the experience rating refund represents an embedded derivative, which is required to be carried at fair value. The fair value of this embedded derivative approximated $15 million and $48 million at December 31, 2011 and 2010, respectively, and is included in amounts recoverable from reinsurer in the accompanying Consolidated Balance Sheet. The change in fair value of this embedded derivative was ($33) million, $43 million and ($4) million for the years ended December 31, 2011, 2010 and 2009, respectively, and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income.

In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. For the years ended December 31, 2011 and 2010, $1 million of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. For the year ended December 31, 2009, $32 million of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this affiliated reinsurance agreement for the years ended December 31, 2011, 2010 and 2009 was as follows (in millions):

	2011	2010	2009
Fees-universal life policies ceded	$254	$293	$283
Net revenue from reinsurance	$81	$216	$143
Policyholders’ benefits ceded	$136	$116	$132
Amounts recoverable from reinsurer	$6,400	$6,193	$5,909
Amounts payable to reinsurer	$6,387	$6,146	$5,905
Other liabilities (deferred gain, net of amortization)	$17	$18	$19

Effective July 1, 2002, the Company transferred the Taiwan branch’s insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation (“NYLT”), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch’s net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected in the Company’s accompanying Consolidated Statement of Income.

Accordingly, the Company recorded the following with respect to this transaction (in millions):

	2011	2010	2009
Amounts recoverable from reinsurer	$929	$902	$775
Premiums ceded	$68	$68	$68
Benefits ceded	$37	$42	$32

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company obtains coverage of mortality risk in excess of its retention limits from New York Life on a yearly renewable term basis. The premiums for this coverage were $14 million, $13 million and $12 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The effects of all reinsurance for the years ended December 31, 2011, 2010 and 2009 were as follows (in millions):

	2011	2010	2009
Premiums:
Direct	$2,494	$1,961	$1,865
Assumed	3	2	2
Ceded	(70)	(71)	(70)

Net premiums	$2,427	$1,892	$1,797

Fees-universal life and annuity policies ceded	$572	$572	$542
Net revenue from reinsurance	$82	$218	$145
Policyholders’ benefits ceded	$367	$410	$384
Increase in ceded liabilities for future policyholder benefits	$16	$16	$15
Amounts recoverable from reinsurer:
Affiliated	$7,345	$7,095	$6,684
Unaffiliated	$278	$255	$243
Amounts payable to reinsurer:
Affiliated	$6,389	$6,148	$5,906
Unaffiliated	$41	$37	$35
Other liabilities (deferred gain, net of amortization)	$17	$18	$19

NOTE 11 — DEBT

Debt consisted of the following at December 31, 2011 and 2010 (in millions):

	2011	2010
Recourse debt
Payable to Capital Corporation	$—	$10
Promissory note — Aeolus	4	5

Total recourse debt	4	15

Non-recourse debt
Other	5	5

Total non-recourse debt	5	5

Total debt	$9	$20

Recourse Debt

At December 31, 2011 the Company did not have an outstanding debt balance with New York Life Capital Corporation (“Capital Corporation”), an indirect wholly owned subsidiary of New York Life. At December 31, 2010, the Company had an outstanding debt balance of $10 million, with Capital Corporation. Refer to Note 14 — Related Party Transactions.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company issued a promissory note on November 1, 2006, in the amount of $8 million at a fixed interest rate of 5.5% per annum in connection with the purchase of a membership interest in Aeolus Wind Power II LLC. The note calls for the Company to make quarterly payments of principal and interest with the first installment paid on January 31, 2007 and the final installment due on July 31, 2016. The note may not be prepaid in whole or in part and there are no collateral requirements. The carrying amount of the note was $4 million and $5 million at December 31, 2011 and 2010, respectively.

Non-Recourse Debt

At December 31, 2011 and 2010, the Company was required to consolidate one structured investment in which the Company is considered the primary beneficiary with an outstanding debt balance of $5 million in both years. Refer to Note 4 — Investments.

NOTE 12 — DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative financial instruments to manage interest rate, currency, market and credit risk. These derivative financial instruments include foreign exchange forward contracts; interest rate and equity options; interest rate, inflation, and credit default and currency swaps. The Company also uses written covered call options in order to generate income. The Company does not engage in derivative financial instrument transactions for speculative purposes. Refer to Note 2 — Significant Accounting Policies for a detailed discussion of the types of derivatives the Company enters into, the Company’s objectives and strategies for using derivative instruments and how they are accounted for.

The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses netting arrangements incorporated in master agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk. The Company’s policy is to not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreements with the associated collateral.

To further minimize risk, credit support annexes (“CSA”) typically are negotiated as part of swap documentation entered into by the Company with counterparties. The CSA defines the terms under which collateral is transferred in order to mitigate credit risk arising from “in the money” derivative positions. The CSA requires that a derivative counterparty post collateral to secure that portion of its anticipated derivative obligation, taking into account netting arrangements, in excess of a specified threshold. Collateral received is typically invested in short-term investments. Those agreements also include credit contingent provisions whereby the threshold typically declines on a sliding scale with a decline in the counterparties’ rating. In addition, certain of the Company’s contracts contain provisions that require the Company to maintain a specific investment grade credit rating and if the Company’s credit rating were to fall below that specified rating, the counterparty to the derivative instrument could request immediate payout or full collateralization. The Company has less than $1 million in derivative instruments with credit-risk-related contingent features that are in a net liability position with the counterparty as of December 31, 2011.

The Company is exposed to credit-related losses in the event that a counterparty fails to perform its obligations under its contractual terms. For contracts with counterparties where no netting provisions are specified in the master agreements, in the event of default, credit exposure is defined as the fair value of contracts in a gain position at the reporting date, net of any collateral held under a CSA with that counterparty. Credit exposure to counterparties where a netting arrangement is in place, in the event of default, is defined as the net fair value, if positive, of all outstanding contracts with each specific counterparty, net of any collateral held under a CSA with that counterparty. As of December 31, 2011 and 2010, the Company held collateral for derivatives of $137 million and $167 million, respectively. Credit risk exposure in a net gain position, net of offsets and collateral, was $25 million and $28 million at December 31, 2011 and 2010, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Notional or contractual amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments, which relate to interest rates, exchange rates or other financial indices.

The following table presents the notional amount, number of contracts and gross fair value of derivative instruments that are qualifying and designated as hedging instruments, by type of hedge designation, and those that are not designated as hedging instruments (excluding embedded derivatives) at December 31, 2011 and 2010 (in millions, except for number of contracts). Refer to Note 15 — Fair Value Measurements for a discussion of valuation methods for derivative instruments.

		2011				2010
	Primary Risk Exposure	Volume		Fair Value [1]		Volume		Fair Value [1]
		Notional	Number of Contracts	Asset	Liability	Notional	Number of Contracts	Asset	Liability
Derivatives designated as hedging:
Cash flow hedges:
Interest rate swaps	Interest	$37	2	$12	$—	$37	2	$8	$—
Currency swaps	Currency	203	14	1	15	203	13	*	19

Total derivatives designated as hedging instruments		240	16	13	15	240	15	8	19

Derivatives not designated as hedging:
Interest rate swaps	Interest	816	53	16	14	249	37	13	9
Interest rate options	Interest	17,819	58	17	—	17,760	56	58	—
Swaptions	Interest	17,050	48	44	—	6,781	31	62	—
Corridor options	Interest	14,300	140	4	—	18,650	166	27	—
Currency swaps	Currency	134	5	4	2	72	3	1	3
Currency forwards	Currency	10	3	*	*	34	12	1	*
Equity options	Market	412	61	84	*	275	25	40	—
Futures	Interest	3	20	—	*	—	—	—	—
Credit default swaps:
Buy protection	Credit	12	3	*	—	12	3	—	*
Sell protection	Credit	1	1	—	*	1	1	—	*
Average call rate spread	Interest	—	—	—	—	17	2	—	1

Total derivatives not designated as hedging instruments		50,557	392	169	16	43,851	336	202	13

Accrued investment income		—	—	—	—	—	—	*	—

Total derivatives		$50,797	408	$182	$31	$44,091	351	$210	$32

*	Amounts are less than $1 million.

[1]

The estimated fair value of all derivatives in an asset position is reported within other investments, and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the accompanying Consolidated Balance Sheet.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Fair Value Hedges

The Company recognizes gains and losses on both the derivative instrument and the related hedged item of fair value hedges within net investment gains or losses in the accompanying Consolidated Statement of Income. The Company did not have any open fair value hedge contracts during 2011, 2010 or 2009.

For fair value hedges, all components of each derivative’s gain or loss were included in the assessment of hedge ineffectiveness. There were no instances during 2011, 2010 and 2009 in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge due to hedge ineffectiveness.

Cash Flow Hedges

The following table presents the effects of derivatives in cash flow hedging relationships in the accompanying Consolidated Statement of Income and the Consolidated Statement of Stockholder’s Equity for the years ended December 31, 2011, 2010 and 2009 (in millions):

	Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)[1]	Amount of Gain (Loss) Reclassified from AOCI into Net Income (Effective Portion)
		Net Investment Gains (Losses)	Net Investment Income (Losses)
For the year ended 12/31/2011:
Interest rate contracts	$4	$—	$1
Currency contracts	4	—	(2)

Total	$8	$—	$(1)

For the year ended 12/31/2010:
Interest rate contracts	$10	$8	$1
Currency contracts	(12)	(7)	(2)

Total	$(2)	$1	$(1)

For the year ended 12/31/2009:
Interest rate contracts	$(20)	$4	$(1)
Currency contracts	(32)	—	(12)

Total	$(52)	$4	$(13)

[1]

The amount of gain (loss) recognized in OCI is reported as a change in net unrealized investment gains (losses), a component of AOCI, in the accompanying Consolidated Statement of Stockholder’s Equity.

In 2011 and 2010, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted under the authoritative guidance on derivatives and hedging. In 2009, the Company discontinued cash flow hedge accounting on an interest rate swap that was hedging the forecasted interest payments on an underlying interest only strip for which a $4 million impairment loss was taken on the underlying bond. The

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Company believed that it was no longer probable that all of the remaining forecasted cash flows would still occur due to credit concerns. Hedge accounting was discontinued and an offsetting gain of $4 million was reclassified from AOCI into net investment losses in the accompanying Consolidated Statement of Income for the year ended December 31, 2009. There were no deferred gains or losses remaining in OCI after the reclassification. The swap will be carried at fair value with changes recognized in net investment losses.

There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

Presented below is a rollforward of the components of AOCI, before taxes, related to cash flow hedges (in millions):

	2011	2010	2009
Balance, beginning of year	$(12)	$(10)	$33
Gains/(losses) gains deferred in OCI on the effective portion of cash flow hedges	8	(2)	(52)
Losses (gains) reclassified to net income	1	—	9

Balance, end of year	$(3)	$(12)	$(10)

For cash flow hedges, the estimated amount of existing losses that are reported in AOCI at December 31, 2011 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is less than $1 million.

Derivatives Not Qualifying or Designated as Hedging Instruments

The Company has derivative instruments that are not designated or do not qualify for hedge accounting treatment. The following table provides the income statement classification and amount of gains and losses on derivative instruments not designated as hedging instruments for the years ended December 31, 2011, 2010 and 2009 (in millions):

	Amount of Gain (Loss) Recognized in Income on Derivative[1]
	2011	2010	2009
Interest rate swaps	$(1)	$(6)	$13
Swaptions	(101)	11	—
Interest rate caps	(45)	(55)	1
Currency swaps	6	(2)	—
Corridor options	(24)	(47)	56
Currency forwards	(1)	2	(1)
Equity options	23	(6)	(53)
Futures	*	(32)	(16)
Bond forwards	—	25	—
Credit default swaps
Buy protection	*	*	(1)
Sell protection	*	*	*

Total	$(143)	$(110)	$(1)

*	Recognized loss is less than $1 million.

[1]	The amount of (loss) gain is reported within net investment gains (losses) in the Consolidated Statement of Income.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company enters into credit default swaps (“CDS”) both to buy loss protection from, and sell loss protection to a counterparty in the event of default of a reference obligation or a reference pool of assets. The Company also sells CDS protection on a basket of U.S. securities and indexes in order to swap the credit risk from certain foreign denominated fixed maturity securities. The duration of these contracts is two years. At December 31, 2011, 2010 and 2009, the Company had four open contracts, for CDS at a notional amount of $13 million, with a net liability of less than $1 million in 2011 and 2010, and $1 million in 2009. Realized gains of less than $1 million, which includes realized gains of less than $1 million related to credit protection sold, were recorded for the years ended December 31, 2011 and 2010. For the year ended December 31, 2009, realized losses of $1 million, which includes realized gains of less than $1 million related to credit protection sold, were recorded. These amounts are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

The maximum amount the Company would be required to pay under swaps in which credit protection was sold, assuming all referenced obligations default at a total loss without recoveries, would be $1 million for December 31, 2011, 2010 and 2009. The market value of swaps for credit protection sold was a liability of less than $1 million for December 31, 2011, 2010 and 2009. The Company posted collateral in the amount of less than $1 million, $1 million and $2 million for December 31, 2011, 2010 and 2009 respectively, on open positions for credit protection sold.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. As of December 31, 2011 and 2010, there were no embedded derivatives that could not be separated from their host contracts.

The following table presents the fair value amounts of the Company’s embedded derivatives at December 31, 2011 and 2010 (in millions):

		Fair Value
	Balance Sheet Location	2011	2010
Embedded derivatives in asset host contracts:
Other[1]	Amounts recoverable from reinsurers	$15	$48
Embedded derivatives in liability host contracts:
GMAB[1]	Policyholders’ account balances	$470	$222

[1]	For further information on these embedded derivatives refer to Note 15 — Fair Value Measurements.

The following table presents the changes in fair value related to embedded derivatives for the years ended December 31, 2011, 2010 and 2009 (in millions):

	2011	2010	2009
Net revenue from reinsurance	$(33)	$43	$(4)
Interest credited to policyholders’ account balances	$248	$(25)	$(90)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 13 — COMMITMENTS AND CONTINGENCIES

Litigation

The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the consolidated financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Regulatory Inquiries

By letter dated May 20, 2011, the California Department of Insurance notified the Company that it is conducting a special examination of the Company’s practices regarding payment of benefits under life insurance policies and annuities, termination of annuity payments, payments to holders of retained asset accounts, use of the Social Security Administration “Death Master Index” and other matters. This examination relates to matters also being examined by state departments of revenue (or equivalent state agencies) in a number of states under their respective unclaimed property laws. Subsequent similar notices were received from the Department and the New York and Massachusetts State Attorney General’s Offices. In connection with these audits and examinations, the Company has made a number of payments to beneficiaries and identified additional policies that are in the process of settlement or are being investigated for potential settlement. As a result of these ongoing inquiries, the Company recorded a charge to net income of $9 million, net of reserves, reinsurance recoverable and taxes, for the year ended December 31, 2011.

Assessments

Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations, which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

The Company received notification of the insolvency of various life insurers. It is expected that these insolvencies will result in remaining guaranty fund assessments against the Company of approximately $49 million and $39 million which have been accrued in other liabilities in the accompanying Consolidated Balance Sheet for the years ended December 31, 2011 and 2010, respectively. The Company expects to recover $27 million and $28 million at December 31, 2011 and 2010, respectively, of premium offsets reflected in other assets on the accompanying Consolidated Balance Sheet.

In 2011, New York Life committed to contribute $20 million, of which $10 million was allocated to the Company, to a voluntary fund that will be established to provide benefits to certain Executive Life Insurance Company of New York (“ELNY”) payees who otherwise would have had their contractual benefits reduced as a result of ELNY’s liquidation.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Guarantees

The Company, in the ordinary course of its business, has numerous agreements with respect to its related parties and other third-parties. In connection with such agreements there may be related commitments or contingent liabilities, which may take the form of guarantees. The Company believes the ultimate liability that could result from any such guarantees would not have a material adverse effect on the Company’s financial position.

Loaned Securities and Repurchase Agreements

The Company participates in a securities lending program for the purpose of enhancing income on certain securities held. At December 31, 2011 and 2010, $452 million of the Company’s fixed maturity securities were on loan to others. Such assets reflect the extent of the Company’s involvement in securities lending, not the Company’s risk of loss. At December 31, 2011 and 2010, the Company recorded cash collateral received under these agreements $461 million, and established a corresponding liability for the same amount, which is included in other liabilities in the accompanying Consolidated Balance Sheet. The Company did not hold collateral in the form of securities at December 31, 2011 and 2010.

The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. At December 31, 2011 and 2010, the Company had agreements to purchase and resell securities, which are reflected in the accompanying Consolidated Balance Sheet, totaling $90 million and $146 million at an average coupon rate of 0.06% and 0.19%, respectively. At December 31, 2011 and 2010, the Company had agreements to sell and repurchase securities, which are reflected in the accompanying Consolidated Balance Sheet, totaling $114 million and $182 million at an average coupon rate of 4.22% and 3.94%, respectively.

Liens

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

NOTE 14 — RELATED PARTY TRANSACTIONS

The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $731 million, $723 million and $684 million for the years ended December 31, 2011, 2010 and 2009, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

In 2011, the Company received a $300 million capital contribution consisting of $123 million of cash and $177 million in the form of release of intercompany payables, from New York Life.

In 2009, the Company received a $1 billion capital contribution in the form of cash of $877 million and fixed maturity securities having a fair value of $123 million, from New York Life.

During 2009, the Company sold equity securities in the amount of $266 million to New York Life. The Company also purchased, primarily, fixed maturity and equity securities in the amount of $1,123 million from New York Life.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company’s interests in commercial mortgage loans are held in the form of participations in mortgages originated or acquired by New York Life. Under the participation agreement for each such mortgage, it is agreed between the Company and New York Life that the Company’s proportionate interest (as evidenced by a participation certificate) in the underlying mortgage, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated there from, will be parri passu with New York Life’s and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage origination or acquisition. Consistent with the participation arrangement, all mortgage documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company’s approval.

The Company is a party to an affiliated group air transportation service agreement entered into with NYLIFE LLC, a direct wholly owned subsidiary of New York Life, in November 2004. Under the terms of the agreement the Company, in conjunction with certain specified affiliates, leases an aircraft from NYLIFE LLC. The aircraft is to be used by members of senior management and directors for business travel under certain circumstances. Personal use of the aircraft by employees and directors is not permitted. Costs associated with the lease are determined on a fully allocated basis and allotted to the parties based on usage. For the year ended December 31, 2011, the Company’s share of expenses associated with the lease of the aircraft was $2 million. For the years ended December 31, 2010 and 2009, the Company’s share of expenses associated with the lease of the aircraft $1 million. The agreement expired in November 2009, with automatic one-year renewals, unless terminated earlier. The agreement was renewed for five years, until November 2014.

The Company has entered into investment advisory and administrative services agreements with NYL Investments whereby NYL Investments provides investment advisory services to the Company. At December 31, 2011, 2010 and 2009, the total cost for these services amounted to $76 million, $69 million and $53 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

In addition, NYL Investments has an Investment Advisory Agreement with the Mainstay VP Funds Trust (the “Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. NYL Investments, the administrator of the Fund, and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYL Investments pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYL Investments for the years ended December 31, 2011, 2010 and 2009 of $17 million, $16 million, and $13 million, respectively.

At December 31, 2011 and 2010, the Company had a net liability of $186 million and $241 million, respectively, for the above-described services, which are included in other assets and other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days. The terms of the investment advisory agreements require payment ten days from receipt of bill.

To satisfy its obligations under certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities, the Company owns certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 4.23% to 7.81%. At December 31, 2011 and 2010, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $5,720 million and $5,454 million, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements.

In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The interest rate used in establishing such obligations was 5.86% for 2011. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2011 and 2010, the amount of outstanding reserves on these contracts included in future policy benefits was $170 million and $173 million, respectively.

The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company’s variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company incurred commission expense to NYLIFE Securities’ registered representatives of $98 million, $85 million and $65 million, for the years ended December 31, 2011, 2010 and 2009, respectively.

In addition, the Company entered into a service fee agreement with NYLIFE Securities effective July 1, 2008, as amended on July 1, 2009, whereby NYLIFE Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and in-force business. For the years ended December 31, 2011, 2010 and 2009, the Company incurred an expense of $33 million, $29 million and $28 million, respectively, under this agreement. At December 31, 2011 and 2010, the Company recorded no payables to NYLIFE Securities under this agreement.

The Company has a credit agreement with New York Life, dated April 1, 1999, wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2011 and 2010.

The Company also has a credit agreement with New York Life, dated September 30, 1993, under which the Company can borrow up to $490 million. During 2011, 2010 and 2009, the credit facility was not used, no interest was paid and no outstanding balance was due.

On December 23, 2004, the Company entered into a credit agreement with Capital Corporation under which the Company can borrow up to $490 million. At December 31, 2011 the Company had no outstanding balance due. At December 31, 2010 there was $10 million outstanding to Capital Corporation. Interest expense for 2011, 2010 and 2009 was less than $1 million.

During August 2003, the Company transferred without recourse several private placement debt securities to MCF. MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. The private placement debt securities matured, and the outstanding balance payable to the Company totaling $5 million was paid to the Company on June 6, 2011. At December 31 2010, the Company recorded a receivable from MCF, included in investments in affiliates in the accompanying Consolidated Balance Sheet, of $5 million. The Company received interest payments from MCF of less than $1 million for each of the years ended December 31, 2011, 2010 and 2009.

The Company has purchased from MCF participations in collateralized loans to third-parties underwritten by MCF. Under the participation agreements, the Company assumes the performance risk on these loans with no recourse against MCF. In 2011 and 2010 the Company did not purchase any new loans only additional debt with existing loans. At December 31, 2011, the Company held loans with a total commitment amount of $181 million of which $151 million had been funded and $30 million remained unfunded. At December 31, 2010, the

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Company held loans with a total commitment amount of $308 million of which $250 million had been funded and $58 million remained unfunded. These loans are reported in other investments in the accompanying Consolidated Balance Sheet.

On April 30, 2010, the Company entered into a revolving loan agreement with MCF (as amended from time to time, the “MCF Loan Agreement”). The MCF Loan Agreement establishes the terms under which the Company may provide funding to MCF for commitments to fund senior debt, subordinated debt and equity investments, each having different terms and conditions, in each case entered into on or after January 1, 2010. The principal amount provided to MCF cannot exceed 2.5% of the Company’s statutory cash and invested assets as of the most recent quarterly statement. All outstanding advances made to MCF under the MCF Loan Agreement, together with unpaid interest or accrued return thereon will be due in full on July 1, 2015. At December 31, 2011 and 2010, the outstanding balance of loans to MCF under the MCF Loan Agreement was $925 million and $533 million, respectively. These loans are reported in investments in affiliates in the accompanying Consolidated Balance Sheet. During 2011 and 2010, the Company received interest payments from MCF totaling $40 million and $8 million, respectively, which are included in net investment income in the accompanying Consolidated Statement of Income.

The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Universal Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $17 million, $18 million and $17 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company has an arrangement with New York Life whereby a policyholder may convert an individual life insurance policy and rider issued by the Company to a permanent cash value life insurance policy issued by New York Life without any additional underwriting. As compensation for this arrangement, the Company paid New York Life $1 million for the years ended December 31, 2011, 2010 and 2009.

The Company has an arrangement with NYLIFE Insurance Company of Arizona (“NYLAZ”), a wholly owned subsidiary of New York Life, whereby a policyholder may convert a NYLAZ term policy to a permanent cash value life insurance policy issued by the Company without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $6 million, $7 million, and $6 million from NYLAZ for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company has issued various Corporate Owned Life Insurance policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2011 and 2010, the Company recorded liabilities of approximately $2,802 million and $2,823 million, respectively, which are included in policyholders’ account balances and separate account liabilities in the accompanying Consolidated Balance Sheet.

The Company has also issued various Corporate Owned Life Insurance policies to separate Voluntary Employees’ Beneficiary Association (VEBA) trusts formed for the benefit of New York Life’s retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2011 and 2010, policyholders’ account balances and separate account liabilities related to these policies aggregated $278 million and $285 million, respectively.

The Company has an agreement with NYLINK Insurance Agency Incorporated (“NYLINK”), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company’s products through NYLINK’s subagents. For the year ended December 31, 2011 the Company recorded commission and fee expense to NYLINK agents of $2 million. For the years ended December 31, 2010 and 2009, the Company recorded commission and fee expense to NYLINK agents of $4 million.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (refer to Note 10 —  Reinsurance for more details).

Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (refer to Note 10 — Reinsurance for more details).

NOTE 15 — FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1	Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities and other market observable inputs. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs. This category also includes the fair value of separate accounts that invest in LP’s that use net asset value (“NAV”), if the investment can be redeemed with the investee at NAV at the measurement date or in the near-term (generally within 90 days).
Level 3	Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs; they are classified as Level 3.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following tables represent the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010 (in millions):

	2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed maturities — available-for-sale:
U.S. Treasury	$—	$1,835	$—	$1,835
U.S. government corporations and agencies	—	1,366	6	1,372
U.S. agency mortgage-backed and asset-backed securities	—	17,089	84	17,173
Foreign governments	—	897	10	907
U.S. corporate	—	27,599	210	27,809
Foreign corporate	—	8,668	128	8,796
Non-agency residential mortgage-backed securities	—	2,475	189	2,664
Non-agency commercial mortgage-backed securities	—	4,966	—	4,966
Non-agency asset-backed securities	—	3,659	508	4,167
Redeemable preferred securities	—	3	—	3

Total fixed maturities — available-for-sale	—	68,557	1,135	69,692

Fixed maturities — trading
Non-agency residential mortgage-backed securities	—	32	—	32
Non-agency commercial mortgage-backed securities	—	6	—	6
Non-agency asset-backed securities	—	92	17	109

Total fixed maturities — trading	—	130	17	147

Equity securities — available-for-sale
Common stock	160	—	2	162
Non-redeemable preferred stock	—	2	3	5
Mutual Funds	10	—	—	10

Total equity securities — available-for-sale	170	2	5	177

Equity securities — trading Common stock	—	—	2	2

Total equity securities — trading	—	—	2	2

Derivative assets	—	182	—	182
Securities purchased under agreements to resell	—	90	—	90
Other invested assets	—	18	—	18
Cash equivalents	6	464	—	470
Short-term investments	—	91	—	91
Amounts recoverable from reinsurers	—	—	15	15
Separate account assets[1]	18,544	261	150	18,955

Total assets accounted for at fair value on a recurring basis	$18,720	$69,795	$1,324	$89,839

Policyholders’ account balances [2]	—	—	470	470
Derivative liabilities	—	31	—	31

Total liabilities accounted for at fair value on a recurring basis	$—	$31	$470	$501

[1]

Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Balance Sheet in accordance with the Company’s policy (refer to Note 2 — Significant Accounting Policies).

[2]	Policyholders’ account balances represent embedded derivatives bifurcated from host contracts.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2010
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed maturities — available-for-sale:
U.S. Treasury	$—	$1,288	$—	$1,288
U.S. government corporations and agencies	—	1,072	6	1,078
U.S. agency mortgage-backed and asset-backed securities		14,910	655	15,565
Foreign governments	—	818	11	829
U.S. corporate	—	26,138	144	26,282
Foreign corporate	—	7,190	82	7,272
Non-agency residential mortgage-backed securities	—	2,630	352	2,982
Non-agency commercial mortgage-backed securities	—	5,149	3	5,152
Non-agency asset-backed securities	—	3,184	657	3,841
Redeemable preferred securities	—	6	—	6

Total fixed maturities — available-for-sale	—	62,385	1,910	64,295

Fixed maturities — trading
Foreign governments	—	1	—	1
Non-agency asset-backed securities	—	76	19	95

Total fixed maturities — trading	—	77	19	96

Equity securities — available-for-sale
Common stock	15	—	3	18
Non-redeemable preferred stock	—	2	3	5

Total equity securities — available-for-sale	15	2	6	23

Equity securities — trading Common stock	—	—	3	3

Total equity securities — trading	—	—	3	3

Derivative assets	—	210	—	210
Securities purchased under agreements to resell	—	146	—	146
Cash equivalents	9	730	—	739
Short-term investments	—	79	—	79
Amounts recoverable from reinsurers	—	—	48	48
Separate account assets[1]	18,336	309	114	18,759

Total assets accounted for at fair value on a recurring basis	$18,360	$63,938	$2,100	$84,398

Policyholders’ account balances [2]	—	—	222	222
Derivative liabilities	—	32	—	32

Total liabilities accounted for at fair value on a recurring basis	$—	$32	$222	$254

[1]

Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Balance Sheet in accordance with the Company’s policy (refer to Note 2 — Significant Accounting Policies).

[2]	Policyholders’ account balances represent embedded derivatives bifurcated from host contracts.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Transfers between levels

Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. The Company’s policy is to assume the transfer occurs at the beginning of the period.

Transfers between Levels 1 and 2

Periodically the Company has transfers between Level 1 and Level 2 for assets and liabilities.

Transfers between Levels 1 and 2 were not significant during the twelve months ended December 31, 2011, 2010 and 2009.

Transfers into and out of Level 3

The Company’s basis for transferring assets and liabilities into and/or out of Level 3 is based on the changes in the observability of data.

Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

During the years ended December 31, 2011 and 2010, the Company transferred $181 million and $270 million, respectively, of securities into Level 3 consisting of fixed maturity available-for-sale securities in 2011 and fixed maturity available-for-sale securities and separate account assets in 2010. The transfers into Level 3 related to fixed maturity available-for-sale securities were primarily due to unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third-party pricing services (that could be validated) was utilized. For the separate account assets, transfers into Level 3 are related to limited partnership investments that are restricted with respect to transfers or withdrawals.

Transfers out of Level 3 of $965 million and $630 million during the years ended December 31, 2011 and 2010, respectively, were primarily due to significant increases in market activity, or one or more significant input(s) becoming observable for fixed maturity available-for-sale securities in 2011 and fixed maturity available-for-sale and trading securities in 2010.

Net transfers into (out of) Level 3 for fixed maturity available-for-sale securities totaled ($909) million during the year ended December 31, 2009. For the year ended December 31, 2009, transfers out of Level 3 were primarily the result of observable inputs utilized within valuation methodologies and observable information from third-party pricing services or internal models in place of previous broker quotes. Partially offsetting these transfers out of Level 3 were transfers into Level 3 due to the use of unobservable inputs in valuation methodologies as well as the utilization of broker quotes for certain assets.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The tables below present a reconciliation of all Level 3 assets and liabilities for the years ended December 31, 2011, 2010 and 2009 (in millions):

	2011
	U.S. Government Corporations and Agencies	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Governments	U.S. corporate	Foreign Corporate	Non-Agency Residential Mortgage- Backed Securities
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$6	$655	$11	$144	$82	$352
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	—	—	—	(8)	(5)	—
Net investment income (losses)[1]	—	—	—	—	—	(1)
Net revenue from reinsurance	—	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive income	—	4	—	(10)	(5)	4
Purchases	—	82	—	74	4	—
Sales	—	(22)	—	(6)	(26)	—
Issuances	—	—	—	—	—	—
Settlements	—	(1)	(1)	(21)	(4)	(166)
Transfers into Level 3[2]	—	—	—	60	83	—
Transfers (out of) Level 3[2]	—	(634)	—	(23)	(1)	—

Fair value, end of year	$6	$84	$10	$210	$128	$189

	Non-Agency Commercial Mortgage- Backed Securities	Non-Agency Asset-Backed Securities	Total Fixed Maturities- Available- for-Sale	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Trading	Common Stock- Available- for-Sale
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$3	$657	$1,910	$19	$19	$3
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	—	1	(12)	(2)	(2)	—
Net investment income (losses)[1]	—	2	1	—	—	—
Net revenue from reinsurance	—	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive income	—	18	11	—	—	(1)
Purchases	—	254	414	—	—	—
Sales	—	(13)	(67)	—	—	—
Issuances	—	—	—	—	—	—
Settlements	—	(145)	(338)	—	—	—
Transfers into Level 3[2]	—	38	181	—	—	—
Transfers (out of) Level 3[2]	(3)	(304)	(965)	—	—	—

Fair value, end of year	$—	$508	$1,135	$17	$17	$2

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2011
	Non- Redeemable Preferred Stock	Common Stock- Trading	Total Equity Securities	Amounts Recoverable from Reinsurers	Separate Account Assets	Total Assets
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$3	$3	$9	$48	$114	$2,100
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	—	(1)	(1)	—	—	(15)
Net investment income (losses)[1]	—	—	—	—	—	1
Net revenue from reinsurance	—	—	—	(33)	—	(33)
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive income	—	—	(1)	—	—	10
Purchases	—	—	—	—	39	453
Sales	—	—	—	—	(3)	(70)
Issuances	—	—	—	—	—	—
Settlements	—	—	—	—	—	(338)
Transfers into Level 3[2]	—	—	—	—	—	181
Transfers (out of) Level 3[2]	—	—	—	—	—	(965)

Fair value, end of year	$3	$2	$7	$15	$150	$1,324

	2011
	Policyholders’ Account Balances	Total Liabilities
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$222	$222
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	—	—
Net investment income (losses)[1]	—	—
Net revenue from reinsurance	—	—
Interest credited to policyholders’ account balances	238	238
Other comprehensive income	—	—
Purchases, sales, issuances and settlements	10	10
Transfers into Level 3[2]	—	—
Transfers (out of) Level 3[2]	—	—

Fair value, end of year	$470	$470

[1]	Net investment income (loss) includes amortization of discount and premium on fixed maturity securities.

[2]	Transfers into or out of Level 3 are reported at the value as of beginning of the year.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2010
	U.S. Government Corporations and Agencies	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Governments	U.S. Corporate	Foreign Corporate	Non-Agency Residential Mortgage- Backed Securities
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$8	$240	$25	$142	$328	$535
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	—	—	—	(2)	(13)	(1)
Net investment income (losses)[1]	—	22	—	—	—	(2)
Net revenue from reinsurance	—	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive income	1	19	—	5	(2)	3
Purchases, sales, issuances and settlements	(3)	406	11	25	(75)	(166)
Transfers into Level 3[2]	—	139	—	25	69	—
Transfers (out of) Level 3[2]	—	(171)	(25)	(51)	(225)	(17)

Fair value, end of year	$6	$655	$11	$144	$82	$352

	Non-Agency Commercial Mortgage- Backed Securities	Non-Agency Asset- Backed Securities	Total Fixed Maturities- Available- for-Sale	Non-Agency Commercial Mortgage- Backed Securities	Non- Agency Asset- Backed Securities	Total Fixed- Maturities Trading
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$26	$510	$1,814	$1	$21	$22
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	—	(5)	(21)	—	—	—
Net investment income (losses)[1]	—	2	22	—	—	—
Net revenue from reinsurance	—	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive income	4	31	61	—	—	—
Purchases, sales, issuances and settlements	(23)	251	426	(1)	—	(1)
Transfers into Level 3[2]	1	2	236	—	—	—
Transfers (out of) Level 3[2]	(5)	(134)	(628)	—	(2)	(2)

Fair value, end of year	$3	$657	$1,910	$—	$19	$19

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2010
	Common Stock- Available- for-Sale	Non- Redeemable Preferred Stock	Common Stock- Trading	Total Equity Securities	Derivative Assets, Net	Amounts Recoverable from Reinsurers
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$4	$—	$—	$4	$1	$5
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	—	—	2	2	—	—
Net investment income (losses)[1]	—	—	—	—	—	—
Net revenue from reinsurance	—	—	—	—	—	43
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive income	(2)	3	1	2	(1)	—
Purchases, sales, issuances and settlements	1	—	—	1	—	—
Transfers into Level 3[2]	—	—	—	—	—	—
Transfers (out of) Level 3[2]	—	—	—	—	—	—

Fair value, end of year	$3	$3	$3	$9	$—	$48

	Separate Account Assets	Total Assets	Policyholders’ Account Balances	Total Liabilities
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$49	$1,895	$235	$235
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	—	(19)	—	—
Net investment income (losses)[1]	—	22	—	—
Net revenue from reinsurance	—	43	—	—
Interest credited to policyholders’ account balances	—	—	(25)	(25)
Other comprehensive income	4	66	—	—
Purchases, sales, issuances and settlements	27	453	12	12
Transfers into Level 3[2]	34	270	—	—
Transfers (out of) Level 3[2]	—	(630)	—	—

Fair value, end of year	$114	$2,100	$222	$222

[1]	Net investment income (loss) includes amortization of discount and premium on fixed maturity securities.

[2]	Transfers into or out of Level 3 are reported at the value as of beginning of the year.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2009
	U.S. Government Corporations and Agencies	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Governments	U.S. Corporate	Foreign Corporate	Non- Agency Residential Mortgage- backed Securities
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$3	$54	$9	$300	$328	$560
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	—	—	—	(11)	(12)	1
Net investment income (losses)[1]	—	—	—	—	—	—
Net revenue from reinsurance	—	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive income	(1)	(6)	—	40	47	7
Purchases, sales, issuances and settlements	9	242	25	(39)	118	336
Transfers into (out of) Level 3[2]	(3)	(50)	(9)	(148)	(153)	(369)

Fair value, end of year	$8	$240	$25	$142	$328	$535

	Non- Agency Commercial Mortgage- Backed Securities	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Available- for-Sale	Fixed Maturity- Trading Securities	Common Stock	Derivative Assets, Net
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$13	$503	$1,770	$36	$1	$4
Total gains (losses)(realized/unrealized):
Included in earnings
Net investment (losses) gains	1	2	(19)	(3)	—	—
Net investment income (losses)[1]	—	1	1	3	—	—
Net revenue from reinsurance	—	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive income	—	(6)	81	—	2	(3)
Purchases, sales, issuances and settlements	3	188	882	(7)	2	—
Transfers into (out of) Level 3[2]	9	(178)	(901)	(7)	(1)	—

Fair value, end of year	$26	$510	$1,814	$22	$4	$1

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Amounts Recoverable from Reinsurer	Separate Account Assets	Total Assets	Policyholders’ Account Balances	Total Liabilities
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$9	$151	$1,971	$316	$316
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment (losses) gains	—	(2)	(24)	—	—
Net investment income (losses)[1]	—	—	4	—	—
Net revenue from reinsurance	(4)	—	(4)	—	—
Interest credited to policyholders’ account balances	—	—	—	(90)	(90)
Other comprehensive income	—	—	80	—	—
Purchases, sales, issuances and settlements	—	(100)	777	9	9
Transfers into (out of) Level 3[2]	—	—	(909)	—	—

Fair value, end of year	$5	$49	$1,895	$235	$235

[1]	Net investment income (loss) includes amortization of discount and premium on fixed maturity securities.

[2]	Transfers into or out of Level 3 are reported at the value as of beginning of the year.

The tables below include the unrealized gains or losses for the years ended December 31, 2011, 2010 and 2009 by category for Level 3 assets and liabilities still held at December 31, 2011 and 2010 (in millions):

	2011
	U.S. Agency Mortgage- Backed and Asset- Backed Securities	U.s. Corporate	Foreign Corporate	Non- Agency Residential Mortgage- Backed Securities	Non- Agency Asset- backed Securities
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$—	$(7)	$—	$—	$(2)
Net investment income (losses)	—	—	—	(1)	2
Net revenue from reinsurance	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—
Other comprehensive gains/(losses)	1	(11)	(4)	4	11

Total change in unrealized gains (losses)	$1	$(18)	$(4)	$3	$11

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Total Fixed Maturities- Available- for-Sale	Non-Agency Asset- Backed Securities	Total Fixed Maturities- Trading	Amounts Recoverable from Reinsurers	Total Assets
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$(9)	$(1)	$(1)	$—	$(10)
Net investment income (losses)	1	—	—	—	1
Net revenue from reinsurance	—	—	—	(33)	(33)
Interest credited to policyholders’ account balances	—	—	—	—	—
Other comprehensive gains/(losses)	1	—	—	—	1

Total change in unrealized gains (losses)	$(7)	$(1)	$(1)	$(33)	$(41)

	2010
	U.S. Government Corporations and Agencies	U.S. Agency Mortgage- Backed & Asset- Backed Securities	U.S. Corporate	Foreign Corporate	Non-Agency Residential Mortgage- Backed Securities	Non-Agency Commercial Mortgage- Backed Securities
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$—	$—	$—	$(20)	$(1)	$—
Net investment income (losses)	—	21	—	—	(1)	—
Net revenue from reinsurance	—	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive gains/(losses)	1	19	4	5	3	(1)

Total change in unrealized gains (losses)	$1	$40	$4	$(15)	$1	$(1)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Non-Agency Asset- Backed Securities	Total Fixed Maturity- Available- for-Sale	Common Stock- Trading	Non- Redeemable Preferred Stock	Total Equity Securities	Amounts Recoverable from Reinsurers
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$(6)	$(27)	$2	$—	$2	$—
Net investment income (losses)	1	21	—	—	—	—
Net revenue from reinsurance	—	—	—	—	—	43
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive gains/(losses)	24	55	—	3	3	—

Total change in unrealized gains (losses)	$19	$49	$2	$3	$5	$43

	2010
	Separate Account Assets[1]	Total Assets	Policyholders’ Account Balances	Total Liabilities
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$—	$(25)	$—	$—
Net investment income (losses)	—	21	—	—
Net revenue from reinsurance	—	43	—	—
Interest credited to policyholders’ account balances	—	—	(16)	(16)
Other comprehensive gains/(losses)	4	62	—	—

Total change in unrealized gains (losses)	$4	$101	$(16)	$(16)

[1]

The net investment gains (losses) included for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Balance Sheet in accordance with the Company’s policy (refer to Note 2 — Significant Accounting Policies).

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2009
	U.S. Government Corporations and Agencies	U.S. Agency Mortgage and Asset- Backed Securities	U.S. Corporate	Foreign Corporate	Non- Agency Residential Mortgage- Backed Securities	Asset- Backed Securities
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$—	$—	$—	$—	$—	$—
Net investment income (losses)	—	—	—	—	—	1
Net revenue from reinsurance	—	—	—	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive gains/(losses)	(1)	(6)	19	47	7	(18)

Total change in unrealized gains (losses)	$(1)	$(6)	$19	$47	$7	$(17)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Total Fixed Maturity- Available- for-Sale Securities	Fixed Maturity- Trading Securities	Common Stock	Derivative Assets	Amounts Recoverable from Reinsurers	Separate Account Assets[1]
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$—	$(4)	$—	$—	$—	$41
Net investment income (losses)	1	6	—	—	—	—
Net revenue from reinsurance	—	—	—	—	(4)	—
Interest credited to policyholders’ account balances	—	—	—	—	—	—
Other comprehensive gains/(losses)	48	—	2	(3)	—	—

Total change in unrealized gains (losses)	$49	$2	$2	$(3)	$(4)	$41

	Total Assets	Policyholders’ Account Balances	Total Liabilities
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$37	$—	$—
Net investment income (losses)	7	—	—
Net revenue from reinsurance	(4)	—	—
Interest credited to policyholders’ account balances	—	(79)	(79)
Other comprehensive gains/(losses)	47	—	—

Total change in unrealized gains (losses)	$87	$(79)	$(79)

[1]

The net investment gains (losses) included for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Balance Sheet in accordance with the Company’s policy (refer to Note 2 — Significant Accounting Policies).

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Determination of Fair Values

The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from third-party pricing services, the remaining un-priced securities are submitted to independent brokers for prices and lastly securities are priced using an internal pricing model. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service, the frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing vendor regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data.

For Level 1 investments, valuations are generally based on observable inputs that reflect quoted prices for identical assets in active markets.

The fair value for Level 2 and Level 3 valuations are generally based on a combination of the market and income approach. The market approach generally utilizes market transaction data for the same or similar instruments, while the income approach involves determining fair values from discounted cash flow methodologies.

The following represents a summary of significant valuation techniques for assets and liabilities used to determine fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Level 1 measurements

Equity securities and cash equivalents

These securities are comprised of certain exchange traded U.S. and foreign common stock and mutual funds, including money market funds. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available.

Separate account assets

These assets are comprised of actively traded open-ended mutual funds with a daily NAV and equity securities. The NAV can be observed by redemption and subscription transactions between third-parties, or may be obtained from fund managers. Equity securities are generally traded on an exchange.

Level 2 measurements

Fixed maturity available-for-sale and trading securities

The fair value of fixed maturity securities is obtained from third-party pricing services and internal pricing models. Vendors generally use a discounted cash flow model or a market approach. Typical inputs used by these pricing sources include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds, which the Company has determined are observable prices.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

If the price received from third-party pricing services does not appear to reflect market activity, the Company may challenge the price. Where the vendor updates the price to be consistent with the market observations, the security remains a Level 2.

Private placement securities are primarily priced by internally developed discounted cash flow models. These models use observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for the private placement based upon internal analysis. The liquidity premium is based upon observable transactions, while the maturity and rating adjustments are based upon data obtained from Bloomberg.

While the Company generally considers the public bond spreads, which are based on vendor prices, to be observable inputs, an evaluation is made of the similarities of private placements with the public bonds to determine whether the spreads utilized would be considered observable inputs for the private placement being valued. Examples of procedures performed include, but are not limited to, initial and on-going review of third-party pricing services’ methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes, new issuance activity and other market activities.

For certain private placements, which are below investment grade and not part of the Bloomberg data, the adjustments for maturity rating and liquidity are calculated by the analyst. If the impact of the liquidity adjustment is not significant to the overall value of the security, it is classified as Level 2.

Equity securities

These securities are valued using the market approach in which market quotes are available but are not considered actively traded. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Securities purchased under agreements to resell

Due to the short-term nature (generally one month) of this investment, the asset’s carrying value approximates fair value.

Derivative assets and liabilities

The fair value of these derivative instruments is generally derived through valuation models, which utilize observable market data. The market factors which have the most significant impact on the fair value of these instruments are U.S. swap rates and the exchange value of the U.S. dollar.

Over-the-counter (“OTC”) derivatives are privately negotiated financial contracts. OTC derivatives are valued using models based on actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, market prices, yield curves, credit curves, and for options such as caps, floors and swaptions, measures of volatility. For OTC derivatives that trade in liquid markets, such as currency forwards, swaps and options, model inputs are observable in the market for substantially the full term and can be verified.

Valuations of OTC derivatives are adjusted for non-performance risk. The Company uses default estimates implied by CDS spreads on senior obligations of the counterparty in order to provide an objective basis for such estimates. When in a liability position, the Company uses its own medium term note spread to estimate the default rate. The non-performance risk adjustment is applied only to the uncollateralized portion of the OTC derivative assets and liabilities. OTC derivative contracts are executed under master netting agreements with

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

counterparties with a CSA, which is a bilateral ratings-sensitive agreement that requires collateral postings at established credit threshold levels. These agreements protect the interests of the Company and its counterparties should either party suffer a credit-rating deterioration. The vast majority of the Company’s derivative agreements are with highly rated major international financial institutions.

Short- term investments

For certain short-term investments, amortized cost is used as the best estimate of fair value.

Cash equivalents

These include treasury bills, commercial paper and other highly liquid instruments. These instruments are generally not traded in active markets, however their fair value is based on observable inputs. The prices are either from a pricing vendor or amortized cost is used as the best estimate of fair value.

Separate account assets

These are investments primarily related to investments in LP’s that use NAV and the investment can be redeemed with the investee at NAV at the measurement date or in the near-term (generally within 90 days).
Level 3 measurements

Fixed maturity available-for-sale and trading securities

The valuation techniques for most Level 3 fixed maturity securities are generally the same as those described in Level 2, however, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data is not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs.

If the price received from third-party pricing services does not appear to reflect market activity, the Company may challenge the price. For securities which go through this formal price challenge process, if the vendor does not update the price, a non-binding broker quote, another vendor price or current methodology is used to support the fair value instead. The Company also uses non-binding broker quotes to fair value certain bonds, when the Company is unable to obtain prices from third-party vendors.

Private placement securities where adjustments for liquidity are considered significant to the overall price are classified as Level 3.

Equity securities

These securities include equity investments with privately held entities, including a government organization, where the prices are derived from internal valuations or the Company’s private placement models since the securities are not actively traded in an active market.

Separate account assets

Separate account assets are primarily related to limited partnership investments that are restricted with respect to transfer or withdrawals. The limited partnerships are valued based on the latest NAV received, if applicable, or an estimate of fair value provided by the investment manager.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Policyholders’ account balances

Policyholders’ account balances consist of embedded derivatives bifurcated from host contracts, which represent the embedded derivatives for GMAB contracts.

The fair values of GMAB liabilities are calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. The expected cash flows are discounted using the swap rate plus a spread based upon the Company’s medium term notes. The spread reflects the market’s perception of the Company’s non-performance risk. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rate, equity market and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the liability valuation, the liability included in policyholders’ account balances has been reflected within Level 3 in the fair value hierarchy.

Non-recurring fair value measurements

Assets and liabilities measured at fair value on a non-recurring basis include mortgage loans, which are described in detail below.

The following table represents certain assets measured at estimated fair value during the period and still held as of December 31, 2011 and 2010 (in millions):

	2011
	Carrying Value Prior to Impairment	Estimated Fair Value After Impairment	Net Investment Gains (Losses)
Mortgage loans	$42	$33	$(9)

	2010
	Carrying Value Prior to Impairment	Estimated Fair Value After Impairment	Net Investment Gains (Losses)
Mortgage loans	$46	$39	$(7)

The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized. Estimated fair values for impaired loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collaterally dependent on the estimated fair value of the underlying collateral or the present value of the expected future cash flows. Impairments to estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Fair value of other financial instruments

Authoritative guidance related to financial instruments requires disclosure of fair value information of financial instruments whether or not fair value is recognized in the Consolidated Balance Sheet, for which it is practicable to estimate fair value.

The carrying value and estimated fair value of financial instruments not otherwise disclosed in Notes 4, 11 and 13 of Notes to the Consolidated Financial Statements at December 31, 2011 and 2010 are presented below (in millions):

	2011		2010
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Assets
Mortgage loans	$7,152	$7,637	$5,805	$6,143
Senior secured commercial loans	$318	$344	$273	$295
Other invested assets	$43	$43	$38	$38
Liabilities
Policyholders’ account balances — investment contracts	$37,631	$35,780	$34,916	$35,218
Debt	$9	$9	$20	$20
Collateral received on securities lending, repurchase agreements and derivative transactions	$598	$598	$628	$628

Mortgage loans

Fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

Senior secured commercial loans

The estimated fair value for the loan portfolio is based on prevailing interest rate spreads in the market. Fair value was calculated by discounting future cash flows using prevailing interest rates on similar loans.

Other invested assets

Primarily represent bills of exchange, which are fair valued by discounting the estimated cash flows for each tranche at the prevailing interest rates on the valuation date.

Policyholders’ account balances — investment contracts

This includes supplementary contracts without life contingencies and other deposit type contracts where account value approximates fair value. For fixed deferred annuities, fair value is based upon a stochastic valuation using risk neutral assumptions for financial variables and Company specific assumptions for lapses, mortality and expenses. The cash flows were discounted using the yield on the Company’s medium term notes. For funding agreements backing medium term notes, fair values were based on available market prices for the notes. For annuity certain liabilities, fair values are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Debt

The carrying amount of the Company’s non-recourse debt and other debt approximates fair value.

Collateral received on securities lending, repurchase agreements and derivative transactions

The carrying value of these liabilities approximates fair value since these borrowings are generally short-term in nature.

NOTE 16 — SUPPLEMENTAL CASH FLOW INFORMATION

Income taxes (paid) received were ($102) million, ($356) million and $63 million during 2011, 2010 and 2009, respectively.

Total interest paid was $16 million during 2011 and $10 million during 2010 and 2009.

Non-cash transactions

There was a non-cash capital contribution transaction of $177 million in the form of the release of intercompany payables for the year ended December 31, 2011 from New York Life. There was a non-cash capital contribution transaction of $123 million in fixed maturity securities for the year ended December 31, 2009 from New York Life.

Other non-cash investing transactions were $7 million for the year ended December 31, 2011, primarily related to transfers between mortgage loans, real estate and other invested assets. Other non-cash investing transactions were $134 million for the year ended December 31, 2010, primarily related to transfers between other invested assets, fixed maturity securities and mortgage loans. Other non-cash investing transactions were $6 million for the year ended December 31, 2009 which was related to transfers between mortgage loans and real estate.

NOTE 17 — STATUTORY FINANCIAL INFORMATION

The NAIC Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the state of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The state of Delaware has adopted all prescribed accounting practices found in NAIC SAP. The Company has one permitted practice related to certain separate account assets that are valued at book value instead of market value.

A reconciliation of the Company’s statutory surplus at December 31, 2011 and 2010 between NAIC SAP and practices prescribed or permitted by the Department is shown below (in millions):

	2011	2010
Statutory Surplus, Delaware Basis	$5,794	$5,424
State prescribed or permitted practices:
Presenting Guaranteed and Variable Universal Life Separate Accounts at book value	314	124

Statutory Surplus, NAIC SAP	$6,108	$5,548

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Statutory net income for the years ended December 31, 2011, 2010 and 2009 was $294 million, $562 million and $225 million, respectively.

The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company’s surplus or one hundred percent of net gain from operations. The Company did not pay or declare a dividend to its sole shareholder, New York Life at December 31, 2011 or 2010. As of December 31, 2011, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $1,641 million. The maximum amount of dividends that may be paid in 2012 without prior approval is $577 million.

NOTE 18 — SUBSEQUENT EVENTS

As of March 15, 2012, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying consolidated financial statements that would have a material effect on the financial condition of the Company.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

New York Life Insurance and Annuity Corporation:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder’s equity and of cash flow present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the “Company”) at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As disclosed in Note 14 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

As described in Note 3 to the consolidated financial statements, the Company changed its method of accounting for other-than-temporary impairments of fixed maturity investments in 2009.

PricewaterhouseCoopers LLP

New York, New York

March 15, 2012

(NYLIAC) NI070

PART C. OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements.

All required financial statements are included in Part B of this Registration Statement.

b. Exhibits.

(1)	Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation (“NYLIAC”) authorizing establishment of the Separate Account – Previously filed as Exhibit (1) to Registrant’s initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant’s Post-Effective Amendment No. 2 on Form N-4 (File No. 033-87382), filed 4/29/97 and incorporated herein by reference.

(2)	Not applicable.

(3)(a)	Distribution Agreement between NYLIFE Securities Inc. and NYLIAC – Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(3)(b)	Distribution Agreement, dated August 2, 1995, between NYLIFE Distributors, Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(3)(b) to Post-Effective Amendment No. 1 on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/18/96 and incorporated herein by reference.

(3)(c)	Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(4)(a)	Specimen Policy for MainStay Premium Plus Variable Annuity – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(a) to Registrant’s initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – III (File No. 333-30706), filed 2/18/00 and incorporated herein by reference.

(4)(b)	Specimen Policy for MainStay Premium Plus Variable Annuity – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(b) to Registrant’s Post-Effective Amendment No. 1 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-30706), filed 6/16/00 and incorporated herein by reference.

(4)(c)	Specimen Policy for LifeStages Premium Plus Variable Annuity – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(c) to Registrant’s Post-Effective Amendment No. 1 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-30706), filed 6/16/00 and incorporated herein by reference.

(4)(d)	Specimen Policy for MainStay Premium Plus Variable Annuity (Single Premium) – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(d) to Registrant’s Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-30706)), filed 8/14/00 and incorporated herein by reference.

(4)(e)	Earnings Enhancement Benefit Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(f)	Enhancement Spousal Continuance Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (e) as Exhibit (4)(b) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(g)	Specimen Policy for MainStay Premium Plus II Variable Annuity (203-190) – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(g) to Registrant’s Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 333-30706), filed 2/14/03 and incorporated herein by reference.

(4)(h)	Specimen Policy for LifeStages Premium Plus II Variable Annuity (203-195) – Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (4)(h) to Registrant’s Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 333-30706), filed 2/14/03 and incorporated herein by reference.

(4)(i)	Investment Protection Plan Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(b) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable annuity Separate Account - III (File No. 033-87382), filed 2/18/99 and incorporated herein by reference.

(4)(j)	Unemployment Benefit Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(f) to the Initial Registration Statement on Form N-4 for NYLIAC Variable annuity Separate Account - IV (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(k)	Living Needs Benefit Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(h) to the Initial Registration Statement on Form N-4 for NYLIAC Variable annuity Separate Account - IV (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(l)	Living Needs Benefit/Unemployment Rider – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(c) to Post-Effective Amendment 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.

(5)(a)	Form of application for a policy for MainStay Premium Plus Variable Annuity – Previously filed as Exhibit (5)(a) to Registrant’s initial registration statement on Form N-4 (File No. 333-30706).

(5)(b)	Form of application for a policy for LifeStages Premium Plus Variable Annuity – Previously filed as Exhibit (5)(b) to Registrant’s Post-Effective Amendment No. 1 to the registration statement on Form N-4 (File No. 333-30706).

(5)(c)	Form of application for a policy for MainStay Premium Plus Variable Annuity (Single Premium) – Previously filed as Exhibit (5)(c) to Registrant’s Post-Effective Amendment No. 3 to the registration statement on Form N-4 (File No. 333-30706).

(5)(d)	Form of Application for LifeStages Deferred Variable Annuities (204-593) – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(e) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 8/26/04 and incorporated herein by reference.

(6)(a)	Certificate of Incorporation of NYLIAC – Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(1)	By-Laws of NYLIAC – Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate

Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(2)	Amendments to By-Laws of NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(7)	Contract of Reinsurance between Connecticut General Life Insurance Company/Cigna Reinsurance and NYLIAC – Previously filed as Exhibit (7) to Registrant’s Post-Effective Amendment No. 1 on Form N-4 (File No. 33-87382), filed 4/18/96 and incorporated herein by reference.

(8)(a)	Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) – Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1 for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(b)	Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(c)	Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(d)	Participation Agreement between Janus Aspen Series and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(e)	Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(f)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and NYLIAC, as amended, dated November 23, 2009 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(f) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference.

(8)(g)	Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(h)	Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(i)	Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(j)	Form of Participation Agreement among NYLIAC, Variable Insurance Funds, AmSouth Bank and Bisys Fund Services Limited Partnership – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(k) to Registrant’s Post-Effective Amendment No. 4 to the registration statement on Form N-4 (File No. 333-30706), filed 12/12/00 and incorporated herein by reference.

(8)(k)	Form of Subscription Agreement between NYLIAC and Variable Insurance Funds – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(l) to Registrant’s Post-Effective Amendment No. 4 to the registration statement on Form N-4 for (File No. 333-30706), filed 12/12/00 and incorporated herein by reference.

(8)(l)	Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(m)	Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC – Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(n)	Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC – Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(o)	Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. – Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(8)(p)	Form of 12b-1 Plan Services Agreement for the Service Class Shares of Mainstay VP Series Fund, Inc. between NYLIFE Distributors, Inc. and NYLIAC dated 4/13/02 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(o) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(q)	Form of Class S Service Agreement between Fred Alger & Company and NYLIAC dated 4/30/03 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(r)	Form of Distribution Agreement between Dreyfus Service Corporation and NYLIAC dated as of 2/24/03 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(q) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(s)	Form of Service Contract between Fidelity Distributors Corporation and NYLIAC dated 4/30/03 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(r) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(t)	Form of Distribution and Shareholder Services Agreement between Janus Distributors LLC and NYLIAC dated 4/30/03 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(s) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(u)	Form of Fund Participation Agreement (Service Shares) between Janus Aspen Series and NYLIAC dated 4/30/03 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(t) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(v)	Form of Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC dated 4/30/03 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(w)	Form of Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC dated 4/30/03 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(v) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(x)	Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(y)	Form of Supplement for Distribution Services Agreement between T. Rowe Price Investment Services, Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(z)	Form of Participation Agreement among Victory Variable Insurance Funds, BISYS Fund Services Limited Partnership, Victory Capital Management, Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(o) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(a)(a)	Form of Distribution and Service Agreement, Class A shares, between BISYS Fund Services Limited Partnership and NYLIFE Distributors Inc. – Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(b)(b)	Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(a)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 10/25/04 and incorporated herein by reference.

8)(c)(c)	Form of Participation agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.

(8)(d)(d)	Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(8)(e)(e)	Form of Administrative Services Agreement by and between Royce & Associates, LLC and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC NVA Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(8)(f)(f)	Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(g)(g)	Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(h)(h)	Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) ad Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC, Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(8)(i)(i)	Form of PIMCO Services Agreement For Advisor Class Shares of PIMCO Variable Insurance Trust, dated as of January 14, 2010, between NYLIAC and Pacific Investment Management Company LLC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(z) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference.

(8)(j)(j)	Form of Administrative Services Agreement, dated March 25, 2011, and effective as of May 1, 2011, between Blackrock Advisors, LLC and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) and Exhibit (8)(a)(a) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC, Variable Annuity Separate Account - I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(8)(k)(k)	Form of Fund Participation Agreement, dated March 25, 2011, and effective as of May 1, 2011, between Blackrock Variable Series Funds, Inc., Blackrock Investments, LLC, and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) and Exhibit (8)(b)(b) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC, Variable Annuity Separate Account - I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(8)(l)(l)	Amended and Restated Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC, dated February 17, 2012 – Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(c)(c) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

(8)(m)(m)	Amended and Restated 12b-1 Plan Services Agreement for the Service Class Shares of the MainStay VP Funds Trust between NYLIFE Distributors LLC and NYLIAC, dated April 29, 2011 - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(d)(d) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

(9)	Opinion and Consent of Thomas F. English, Esq. – Filed herewith.

(10)(a)	Consent of PricewaterhouseCoopers LLP – Filed herewith.

(10)(b)	Powers of Attorney for Christopher T. Ashe, Director and Senior Vice President of NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(b) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-178743), filed 12/23/11 and incorporated herein by reference.

(10)(c)	Powers of Attorney for Christopher O. Blunt, Director and Executive Vice President of NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(b) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-178743), filed 12/23/11 and incorporated herein by reference.

(10)(d)	Powers of Attorney for Frank M. Boccio, Director and Executive Vice President of NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(b) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-178743), filed 12/23/11 and incorporated herein by reference.

(10)(e)	Powers of Attorney for Stephen P. Fisher, Director and Senior Vice President of NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(b) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-178743), filed 12/23/11 and incorporated herein by reference.

(10)(f)	Powers of Attorney for John T. Fleurant, Director of NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(b) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-178743), filed 12/23/11 and incorporated herein by reference.

(10)(g)	Powers of attorney for Robert M. Gardner, First Vice President and Controller of NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(b) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-178743), filed 12/23/11 and incorporated herein by reference.

(10)(h)	Powers of Attorney for Solomon Goldfinger, Director and Senior Vice President of NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(b) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-178743), filed 12/23/11 and incorporated herein by reference.

(10)(i)	Powers of Attorney for Steven D. Lash, Director and Senior Vice President of NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(b) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-178743), filed 12/23/11 and incorporated herein by reference.

(10)(j)	Powers of Attorney for Theodore A. Mathas, Chairman and President of NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(b) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-178743), filed 12/23/11 and incorporated herein by reference.

(10)(k)	Powers of Attorney for Mark W. Pfaff, Director and Executive Vice President of NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(b) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-178743), filed 12/23/11 and incorporated herein by reference.

(10)(l)	Powers of Attorney for Arthur H. Seter, Director and Senior Vice President of NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(b) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-178743), filed 12/23/11 and incorporated herein by reference.

(10)(m)	Powers of Attorney for Michael E. Sproule, Director, Executive Vice President and Chief Financial Officer of NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(b) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-178743), filed 12/23/11 and incorporated herein by reference.

(10)(n)	Powers of Attorney for Joel M. Steinberg, Director and Senior Vice President of NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(b) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-178743), filed 12/23/11 and incorporated herein by reference.

(10)(o)	Powers of Attorney for Susan A. Thrope, Director of NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(b) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-178743), filed 12/23/11 and incorporated herein by reference.

(11)	Not applicable.

(12)	Not applicable.

(13)	Schedule of Computations – Previously filed as Exhibit (13) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33- 53342), filed 4/16/98 and incorporated herein by reference.

ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

Name:	Title:
Theodore A. Mathas	Chairman and President
Christopher O. Blunt	Director, Executive Vice President
Frank M. Boccio	Director and Executive Vice President
Mark W. Pfaff	Director and Executive Vice President
Michael E. Sproule	Director, Executive Vice President and Chief Financial Officer
Christopher T. Ashe	Director and Senior Vice President
Stephen P. Fisher	Director and Senior Vice President
Solomon Goldfinger	Director, Senior Vice President and Senior Advisor
Steven D. Lash	Director and Senior Vice President
Arthur H. Seter	Director, Senior Vice President and Chief Investment Officer
Joel M. Steinberg	Director, Senior Vice President and Chief Actuary
John T. Fleurant	Director
Susan A. Thrope	Director
John Y. Kim	Executive Vice President – CEO and President of New York Life Investments
Joseph Bennett	Senior Vice President
Thomas F. English	Senior Vice President & Chief Legal Officer
Robert J. Hebron	Senior Vice President
Anthony Malloy	Senior Vice President
Barbara McInerney	Senior Vice President & Chief Compliance Officer
Gary J. Miller	Senior Vice President
Michael M. Oleske	Senior Vice President and Chief Tax Counsel
Paul T. Pasteris	Senior Vice President
Susan L. Paternoster	Senior Vice President
Gideon A. Pell	Senior Vice President
Edward Ramos	Senior Vice President
Dan C. Roberts	Senior Vice President
Gerard A. Rocchi	Senior Vice President
Mark W. Talgo	Senior Vice President
Stephen Abramo	First Vice President
Stephen A. Bloom	First Vice President and Chief Underwriter
Craig L. DeSanto	First Vice President and Actuary
Kathleen Donnelly	First Vice President
Robert M. Gardner	First Vice President and Controller
Minas C. Joannides	First Vice President and Chief Medical Director
Scott L. Lenz	First Vice President and Associate Tax Counsel
Marijo F. Murphy	First Vice President
Michael J. Oliviero	First Vice President – Tax
Linda M. Reimer	First Vice President and Associate Legal Officer
Angelo J. Scialabba	First Vice President
Thomas J. Troeller	First Vice President and Actuary
Richard J. Witterschein	First Vice President and Treasurer
Mitchell P. Ascione	Vice President
David Boyle	Vice President
Stephanie A. Frawley	Vice President
Matthew M. Grove	Vice President
Eric S. Hoffman	Vice President
Robert J. Hynes	Vice President
Steven M. Jacobsberg	Vice President
Michael P. Lackey	Vice President
Brian C. Loutrel	Vice President and Chief Privacy Officer
Catherine A. Marrion	Vice President and Secretary
Corey B. Multer	Vice President
Nicholas Pasyanos	Vice President and Actuary
Michelle D. Richter	Vice President
Janis C. Rubin	Vice President
Eric Sherman	Vice President and Actuary
Irwin Silber	Vice President and Actuary
George E. Silos	Vice President and Actuary
William Tate	Vice President
Teresa A. Turner	Vice President
John Vaccaro	Vice President
Robin M. Wagner	Vice President
Scott Weinstein	Vice President
Elaine Williams	Vice President
Matthew D. Wion	Vice President
Michael A. Yashnyk	Vice President

ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Eclipse Funds Inc.(1)	Maryland
ICAP Funds Inc.	Maryland
Eclipse Funds(1)	Massachusetts
The MainStay Funds(1)	Massachusetts
MainStay VP Series Fund, Inc.(1)(2)	Maryland
MainStay Funds Trust	Delaware
New York Life Insurance and Annuity Corporation	Delaware
Pacific Square Investments LLC	Delaware
29 Park Investments No. 2 Limited	Cayman Islands
NYLIFE LLC	Delaware
Eagle Strategies LLC	Delaware

(1)	Registered investment company as to which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of New York Life and is included for informational purposes only.

(2)	New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

(+)	By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
(NYLIFE LLC subsidiaries cont.)
New York Life Capital Corporation	Delaware
NYL Management Limited	United Kingdom
NYLUK I Company	United Kingdom
NYLUK II Company	United Kingdom
Gresham Mortgage	United Kingdom
W Construction Company	United Kingdom
WUT	United Kingdom
WIM (AIM)	United Kingdom
New York Life Trust Company	New York
NYL Executive Benefits LLC	Delaware

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
(NYLIFE LLC subsidiaries cont.)
NYLIFE Securities LLC	Delaware
NYLINK Insurance Agency Incorporated	Delaware

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
New York Life Investment Management Holdings LLC	Delaware
NYLCAP Holdings	Mauritius
Jacob Ballas Capital India PVT. Ltd.	Mauritius	24.66%
NYLIM Service Company LLC	Delaware
NYL Workforce GP LLC	Delaware
Crossbeam Apartment Fund II-2011 GP, LLC	Delaware	20%
Crossbeam Apartment Fund II-2011, LP	Delaware
NYLCAP Manager LLC	Delaware
New York Life Capital Partners, LLC	Delaware
New York Life Capital Partners, L.P.	Delaware
New York Life Capital Partners II, LLC	Delaware
New York Life Capital Partners II, L.P.	Delaware
New York Life Capital Partners III GenPar GP, LLC	Delaware
New York Life Capital Partners III GenPar, LP	Delaware
New York Life Capital Partners III, LP	Delaware
NYLCAP III RBG Corp.	Delaware
New York Life Capital Partners III-A, LP	Delaware
NYLCAP III-A RBG Corp.	Delaware
New York Life Capital Partners IV GenPar GP, LLC	Delaware
New York Life Capital Partners IV GenPar, LP	Delaware
New York Life Capital Partners IV, LP	Delaware
New York Life Capital Partners IV-A, LP	Delaware
NYLCAP 2010 Co-Invest GenPar GP, LLC	Delaware
NYLCAP 2010 Co-Invest GenPar L.P.	Delaware
NYLCAP 2010 Co-Invest L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco A L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker A L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco B L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker B L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco C L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker C L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker Holdco D L.P.	Delaware
NYLCAP 2010 Co-Invest ECI Blocker D L.P.	Delaware
NYLIM Mezzanine GenPar GP, LLC	Delaware
NYLIM Mezzanine GenPar, LP	Delaware
New York Life Investment Management Mezzanine Partners, LP	Delaware
NYLIM Mezzanine Luxco S.a.r.l.	Luxembourg
NYLIM Mezzanine Partners Parallel Fund, LP	Delaware
NYLIM Mezzanine Partners II GenPar, GP, LLC	Delaware
NYLIM Mezzanine Partners II, AIV, L.P.	Delaware
NYLIM Mezzanine Partners II, AIV, Inc.	Delaware
NYLIM Mezzanine Offshore Partners II, LP	Cayman Islands
NYLIM Mezzanine Partners II, GenPar, LP	Delaware
New York Life Investment Management Mezzanine Partners II, LP	Delaware
NYLIM Mezzanine II Luxco S.a.r.l.	Luxembourg
NYLIM Mezzanine Partners II Parallel Fund, LP	Delaware
NYLIM Mezzanine II Parallel Luxco S.a.r.l.	Luxembourg
NYLIM Mezzanine Partners II AIV Splitter, LP	Delaware
NYLCAP Canada GenPar Inc.	Canada
NYLCAP Select Manager Canada Fund, LP	Canada
NYLCAP Canada II GenPar Inc.	Canada
NYLCAP Select Manager Canada Fund II, L.P.	Canada
NYLCAP India Funding LLC	Delaware
NYLIM-JB Asset Management Co., LLC	Mauritius	24.66%
New York Life Investment Management India Fund II, LLC	Mauritius
New York Life Investment Management India Fund (FVCI) II, LLC	Mauritius
NYLCAP Select Manager GenPar GP, LLC	Delaware
NYLCAP Select Manager GenPar, LP	Delaware
NYLCAP Select Manager Fund, LP	Delaware
NYLCAP Select Manager Cayman Fund, LP	Cayman Islands
NYLCAP Select Manager II GenPar GP, LLC	Delaware
NYLCAP Select Manager II GenPar, L.P.	Cayman Islands
NYLCAP Select Manager Fund II, L.P.	Cayman Islands
NYLCAP India Funding III LLC	Delaware
NYLIM Jacob Ballas Asset Management Co. III, LLC	Mauritius	24.66%
NYLIM Jacob Ballas India Fund III LLC	Mauritius
NYLIM Jacob Ballas Capital India (FVCI) III LLC	Mauritius
NYLIM Jacob Ballas India (FII) III LLC	Mauritius
NYLCAP Mezzanine Partners III GenPar GP, LLC	Delaware
NYLCAP Mezzanine Partners III GenPar, LP	Delaware	44.16%
NYLCAP Mezzanine Partners III-K Fund, LP	Delaware
NYLCAP Mezzanine Partners III-S, LP	Scotland
NYLCAP Mezzanine Partners III, LP	Delaware
NYLCAP Mezzanine III Luxco S.a.r.l.	Luxembourg
NYLCAP Mezzanine Partners III Parallel Fund, LP	Delaware
NYLCAP Mezzanine Offshore Partners III, L.P.	Cayman Islands
MacKay Shields LLC	Delaware
MacKay Shields Core Plus Opportunities Fund GP LLC	Delaware
MacKay Shields Core Plus Opportunities Fund LP	Delaware
MacKay Municipal Managers Opportunities GP LLC	Delaware
MacKay Municipal Opportunities Master Fund, L.P.	Delaware
MacKay Municipal Opportunities Fund, L.P.	Delaware
MacKay Municipal Managers Credit Opportunities GP LLC	Delaware
MacKay Municipal Credit Opportunities Master Fund, L.P.	Delaware
MacKay Municipal Credit Opportunities Fund, L.P.	Delaware
MacKay Municipal Short Term Opportunities Fund GP LLC	Delaware
MacKay Municipal Short Term Opportunities Fund LP	Delaware
MacKay Shields High Yield Active Core Fund GP LLC	Delaware
MacKay Shields High Yield Active Core Fund LP	Delaware
MacKay Shields Credit Strategy Fund Ltd.	Cayman Islands
MacKay Shields Defensive Bond Arbitrage Fund Ltd.	Bermuda	30.24%
MacKay Shields Core Plus Opportunities Fund Ltd.	Cayman Islands
MacKay Shields General Partner (L/S) LLC	Delaware
MacKay Shields Long/Short Fund LP	Delaware
MacKay Shields Long/Short Fund (Master) LP	Delaware
MacKay Shields Long/Short Fund (QP) LP	Delaware
MacKay Shields Long/Short Fund (Offshore) LP	Cayman Islands
MacKay Shields Credit Strategy Partners LP	Delaware
MacKay Shields Core Fixed Income Fund GP LLC	Delaware
MacKay Shields Core Fixed Income Fund LP	Delaware
NYLIFE Distributors LLC	Delaware
New York Life Investment Management LLC	Delaware
New York Life Investment Management (U.K.) Limited	United Kingdom
NYLIM Large Cap Enhanced Index Fund p.l.c.	Ireland
NYLIM Fund II GP, LLC	Delaware
NYLIM Real Estate Mezzanine Fund II, LP	Delaware
NYLIM-TND, LLC	Delaware
NYLIM-DCM, LLC	Delaware
NYLIM-MM, LLC	Delaware
DCM-N, LLC	Delaware	80%
DCM Warehouse Series A, LLC	Delaware
DCM Warehouse Series One, LLC	Delaware
Sixteen West Savannah, LLC	Indiana
Metropolis II Construction, LLC	Delaware
CLV Holding, LLC	Indiana
Streets Las Vegas, LLC	Arizona	90%
NYLIM Re Mezzanine Fund II Investment Corporation	Delaware
Albany Hills Holding, LLC	Delaware
Joplin Holding, LLC	Delaware
Joplin Properties LLC	Missouri	50%
NYLIM-JP LLC	Delaware
Jefferson at Maritime Holding, L.P.	Delaware
Jefferson at Maritime GP, LLC	Delaware
Jefferson at Maritime, L.P.	Delaware
NYLIM Repurchase Mezzanine Subsidiary LLC	Delaware
Kimball Woods LLC	Delaware	50%
NYLIM-GCR Fund I LLC	Delaware	50%
NYLIM-GCR Fund I 2002 L.P.	Delaware	50%
WFHG GP, LLC	Delaware	50%
Workforce Housing Fund I-2007 LP	Delaware
Madison Capital Funding LLC	Delaware
Home Acres Holdings LLC	Delaware	50%
Home Acres Building Supply Co. LLC	Michigan
MCF Co-Investment GP, LLC	Delaware
MCF Co-Investment GP, LP	Delaware
Madison Capital Funding Co-Investment Fund, LP	Delaware
MCF Fund I LLC	Delaware
MCF Capital Management LLC	Delaware
OFS Capital WM, LLC	Delaware
McMorgan & Company LLC	Delaware
Madison Square Investors LLC	Delaware
Madison Square Investors Asian Equity Market Neutral Master Fund Ltd.	Cayman Is.
Madison Square Investors Large-Cap Enhanced Index Fund GP, LLC	Delaware
Madison Square Investors Large-Cap Enhanced Index Fund L.P.	Delaware
Private Advisors L.L.C.	Delaware	60%
NYLIM Flatiron CLO 2003-1 Ltd.	Cayman Islands
NYLIM Flatiron CLO 2003-1 Equity Holdings LLC, Series A	Cayman Islands
NYLIM Flatiron CLO 2004-1 Ltd.	Cayman Islands
NYLIM Flatiron CLO 2004-1 Equity Holdings LLC, Series A	Cayman Islands
NYLIM Flatiron CLO 2005-1 Ltd.	Cayman Islands
NYLIM Flatiron CLO 2005-1 Equity Holdings LLC, Series A	Cayman Islands
NYLIM Flatiron CLO 2006-1 Ltd.	Cayman Islands
NYLIM Flatiron CLO 2006-1 Equity Holdings LLC, Series A	Cayman Islands
NYLIM Flatiron CLO 2007-1 Ltd.	Cayman Islands
NYLIM Flatiron CLO 2007-1 Equity Holdings LLC, Series A	Cayman Islands
Flatiron CLO 2011-1 Ltd.	Cayman Islands
Stratford CDO 2001-1 Ltd.	Cayman Islands
Silverado CLO 2006-II Limited	Cayman Islands
Silverado 2006-II Equity Holdings LLC, Series A	Cayman Islands
New York Life Investments International Limited	Ireland
NYLIFE Insurance Company of Arizona	Arizona
New York Life Enterprises, LLC	Delaware
New York Life Insurance Taiwan Corporation	Taiwan
NYL Cayman Holdings Ltd.	Cayman Islands
New York Life Worldwide Capital, LLC	Delaware
Fianzas Monterrey, S.A.	Mexico	99.95%
Operadora FMA, S.A. de C.V.	Mexico	99.99%
NYLIFE Thailand, Inc.	Delaware
PMCC Ltd.	Thailand	100%
New York Life International India Fund (Mauritius) LLC	Mauritius	92.97%
SEAF Sichuan SME Investment Fund LLC	Delaware	39.98%
New York Life Home Equity Income Solutions LLC	Delaware
NYLI-VB Asset Management Co. (Mauritius) LLC	Mauritius	90%
New York Life International Holdings Limited	Mauritius	95%
Max New York Life Insurance Limited	India	26%
Seguros Monterrey New York Life, S.A. de C.V.	Mexico	99.998%
Administradora de Conductos SMNYL, S.A. de C.V.	Mexico	99%
Agencias de Distribution SMNYL, S.A. de C.V.	Mexico	99%
Silver Spring, LLC	Delaware
Silver Spring Associates, L.P.	Pennsylvania
Biris Holdings LLC	Delaware
NYL Wind Investments LLC	Delaware
New York Life Short Term Fund	New York
29 Park Investments No. 1 Limited	Cayman Islands
SCP 2005-C21-002 LLC	Delaware
SCP 2005-C21-003 LLC	Delaware
SCP 2005-C21-006 LLC	Delaware
SCP 2005-C21-007 LLC	Delaware
SCP 2005-C21-008 LLC	Delaware
SCP 2005-C21-009 LLC	Delaware
SCP 2005-C21-017 LLC	Delaware
SCP 2005-C21-018 LLC	Delaware
SCP 2005-C21-021 LLC	Delaware
SCP 2005-C21-025 LLC	Delaware
SCP 2005-C21-031 LLC	Delaware
SCP 2005-C21-036 LLC	Delaware
SCP 2005-C21-041 LLC	Delaware
SCP 2005-C21-043 LLC	Delaware
SCP 2005-C21-044 LLC	Delaware
SCP 2005-C21-048 LLC	Delaware
SCP 2005-C21-061 LLC	Delaware
SCP 2005-C21-063 LLC	Delaware
SCP 2005-C21-067 LLC	Delaware
SCP 2005-C21-069 LLC	Delaware
SCP 2005-C21-070 LLC	Delaware
NYMH-Houston GP, LLC	Delaware
NYMH-Houston, L.P.	Texas
NYMH-Plano GP, LLC	Delaware
NYMH-Plano, L.P.	Texas
NYMH-Freeport GP, LLC	Delaware
NYMH-Freeport, L.P.	Texas
NYMH-Ennis GP, LLC	Delaware
NYMH-Ennis, L.P.	Texas
NYMH-San Antonio GP, LLC	Delaware
NYMH-San Antonio, L.P.	Texas
NYMH-Taylor GP, LLC	Delaware
NYMH-Taylor, L.P.	Texas
NYMH-Stephenville GP, LLC	Delaware
NYMH-Stephenville, L.P.	Texas
NYMH-Farmingdale, NY LLC	Delaware
NYMH-Attleboro MA, LLC	Delaware
NYLMDC-King of Prussia GP, LLC	Delaware
NYLMDC-King of Prussia Realty, LP	Delaware
NYLIFE Real Estate Holdings LLC	Delaware
Huntsville NYL LLC	Delaware
CC Acquisitions, LP	Delaware
NYL Midwest Apartments LLC	Delaware
REEP-IND Fridley MN LLC	Minnesota
REEP-IND Green Oaks IL LLC	Delaware
REEP-IND Kent LLC	Delaware
REEP-MF Enclave TX LLC	Delaware
REEP-MF Mira Loma II TX LLC	Delaware
REEP-MF Mount Vernon GA LLC	Delaware
REEP-MF Verde NC LLC	Delaware
REEP-MF Summitt Ridge CO LLC	Delaware
REEP-OF Centerpointe GA LLC	Delaware
REEP-RTL SASI NC LLC	Delaware
PTC Acquisitions, LLC	Delaware
Martingale Road LLC	Delaware	71.4693%
North Andrews Avenue LLC	Delaware
New York Life Funding	Cayman Islands
New York Life Global Funding	Delaware
Government Energy Investment Trust (GEST)	Delaware
UFI-NOR Federal Receivables	Delaware

ITEM 27.	NUMBER OF CONTRACT OWNERS

As of January 31, 2012, there were approximately 24,527 owners of Qualified Policies and 10,407 owners of Non-Qualified Policies offered under NYCIAC Variable Annuity Separate Account-III.

ITEM 28.	INDEMNIFICATION

The Officers and Directors of NYLIAC are indemnified pursuant to Section 141(f) of the General Corporation Law of the State of Delaware and under Section 8.01 of the By-Laws of New York Life Insurance and Annuity Corporation, as adopted on November 3, 1980 and amended on April 6, 1988 and on May 13, 1997.

Section 8.01 of the NYLIAC By-Laws provide for indemnification as follows:

8.01 – LIMITATION OF LIABILITY: INDEMNIFICATION AND ADVANCEMENT OF EXPENSES

(a) LIMITATION OF LIABILITY FOR DIRECTORS – No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director’s duty of loyalty of the Corporation or its stockholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the General Corporation Law of the State of Delaware, or (iv) for any transaction from which the director derived an improper personal benefit. If the General Corporation Law of the State of Delaware is amended to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Law of the State of Delaware, as so amended.

(b) INDEMNIFICATION AND ADVANCEMENT OF EXPENSES OF DIRECTORS AND OFFICERS – Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation), by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against judgments, fines, amounts paid in settlement and reasonable expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person’s conduct was unlawful.

Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against reasonable expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection with the defense or settlement of such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation; provided, that, no indemnification shall be made in respect of any action, suit or proceeding as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the court in which such action, suit or proceeding was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

The Corporation shall advance to or promptly reimburse upon request reasonable expenses (including attorneys’ fees) incurred by a director or officer in defending any civil, criminal, administrative or investigative action, suit or proceeding in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this Section 8.01; provided, however, that such director or officer shall cooperate in good faith with any request by the Corporation that common counsel be utilized by the parties to an action or proceeding who are similarly situated unless to do so would be inappropriate due to actual or potential differing interests between or among such parties.

The indemnification of any person provided by this Section 8.01 shall continue after such person has ceased to be a director or officer of the Corporation and shall inure to the benefit of such person’s heirs, executors, administrators or legal representative.

The Corporation is authorized to enter into agreements with any of its directors, officers or employees extending rights to indemnification and advancement of expenses to any such person to the fullest extent permitted by applicable law, but the failure to enter into any such agreement shall not affect or limit the rights of any such person pursuant to this Section 8.01.

In case any provision in this Section 8.01 shall be determined at any time to be unenforceable in any respect, the other provisions hereof shall not in any way be affected or impaired thereby, and the affected provision shall be given the fullest possible enforcement in the circumstances, it being the intention of the Corporation to afford indemnification and advancement of expenses to its directors and officers, acting in such capacities or in the other capacities mentioned herein, to the fullest extent permitted by law.

(c)	DETERMINATION OF INDEMNIFICATION

(i) DIRECTORS AND OFFICERS – Subject to the General Corporation Law of the State of Delaware, any indemnification of directors and officers shall be made by either (A) the Corporation’s Board of Directors or (B) the Corporation’s shareholders, upon a determination that such indemnification is proper in the circumstances.

(ii) EMPLOYEES AND AGENTS – Subject to the General Corporation of the State of Delaware, the Corporation may indemnify persons who are or were employees (other than officers of the Corporation), agents, or independent contractors of the Corporation upon the advice of the Corporation’s legal counsel and a determination by (A) the Corporation’s Board of Directors or (B) the Corporation’s shareholders, that such indemnification is proper in the circumstances.

ITEM 29.	PRINCIPAL UNDERWRITERS

(a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

NYLIAC Variable Universal Life Separate Account-I

NYLIAC MFA Separate Account-I

NYLIAC MFA Separate Account-II

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-IV

NYLIAC VLI Separate Account

Eclipse Funds

MainStay Funds

MainStay VP Series Fund

McMorgan Funds

NYLIM Institutional Funds

(b) Directors and Officers.

The principal business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Names of Directors and Officers	Positions and Offices with Underwriter
Drew E. Lawton	Chairman and Chief Executive Officer
Stephen P. Fisher	President and Chief Operating Officer
Robert J. Hebron	Executive Vice President, AMN Executive Benefits and Retail Distribution
Michael J. Oliviero	First Vice President, Tax
David J. Castellani	Senior Managing Director, Retirement Plan Services
Barbara McInerney	Senior Managing Director, Compliance
Julia A. Warren	Senior Managing Director
Daniel A. Andriola	Managing Director and Chief Financial Officer
Mark A. Gomez	Managing Director and Chief Compliance Officer
Joseph J. Henehan	Managing Director, Retirement Plan Services
Marguerite E. H. Morrison	Managing Director and Secretary
Rebekah M. Mueller	Managing Director, Retirement Plan Services
Penny Nelson	Managing Director, Operations
Mark. S. Niziak	Managing Director, Retirement Plan Services
John J. O’Gara	Managing Director, Life Distribution, Retirement Income Security
Linda M. Howard	Director, Compliance and Anti-Money Laundering Officer
Paula Taylor	Director, Retirement Plan Services
John Vacarro	Director, Compliance
Mary Ann Aull	Vice President-Financial Operations and Treasurer
Rafaela Herrera	Vice President, Compliance

(c) Commissions and Other Compensation

Name of Principal Underwriter	New Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation

NYLIFE Distributors Inc.	-0-	-0-	-0-	-0-

ITEM 30.	LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life – Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.

ITEM 31.	MANAGEMENT SERVICES – Not applicable.

ITEM 32.	UNDERTAKINGS – Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

New York Life Insurance and Annuity Corporation (“NYLIAC”), the sponsoring insurance company of NYLIAC Variable Annuity Separate Account-III, hereby represents that the fees and charges deducted under the NYLIAC New York Life Premium Plus Variable Annuity (formerly LifeStages(R) Premium Plus Variable Annuity), NYLIAC New York Life Premium Plus Variable Annuity (formerly MainStay Premium Plus Variable Annuity), New York Life Premium Plus II Variable Annuity (formerly LifeStages(R) Premium Plus II Variable Annuity), and New York Life Premium Plus II Variable Annuity (formerly MainStay Premium Plus II Variable Annuity) Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 12th day of April, 2012.

NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III (Registrant)

By:	/s/ Matthew M. Grove
Matthew M. Grove Vice President

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)

By:	/s/ Matthew M. Grove
Matthew M. Grove Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Christopher T. Ashe*	Director

Christopher O. Blunt*	Director

Frank M. Boccio*	Director

Stephen P. Fisher*	Director

John T. Fleurant*	Director

Robert M. Gardner*	First Vice President and Controller (Principal Accounting Officer)

Solomon Goldfinger*	Director

Steven D. Lash*	Director

Theodore A. Mathas*	Chairman and President (Principal Executive Officer)

Mark W. Pfaff*	Director

Arthur H. Seter*	Director

Michael E. Sproule*	Director and Chief Financial Officer

Joel M. Steinberg*	Director

Susan A. Thrope*	Director

By:	/s/ Matthew M. Grove
Matthew M. Grove Attorney-in-Fact April 12, 2012

* Pursuant to Powers of Attorney previously filed.